As filed with the Securities and Exchange Commission on May 14, 2010
1933 Act Registration No. 33-17619
1940 Act Registration No. 811-05349

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Pre-Effective Amendment No. ___☐
Post-Effective Amendment No. 245 ☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 246 ☑
(Check appropriate box or boxes)
GOLDMAN SACHS TRUST
(Exact Name of Registrant as Specified in Charter)
71 South Wacker Drive
Chicago, Illinois 60606
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: (312) 655-4400
PETER V. BONANNO, ESQ.
Goldman, Sachs & Co.
200 West Street
New York, New York 10282
(Name and Address of Agent for Service)
Copies to:
STEPHEN H. BIER, ESQ.
Dechert LLP
1095 Avenue of the Americas
New York, NY 10036
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement
It is proposed that this filing will become effective (check appropriate box)

☑	immediately upon filing pursuant to paragraph (b)

☐	on (date), pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Cash Management Shares, Premier Shares and Resource Shares of Goldman Sachs Financial Square Federal Fund, Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Prime Obligations Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Tax-Free Money Market Fund, Goldman Sachs Financial Square Treasury Instruments Fund and Goldman Sachs Financial Square Treasury Obligations Fund; and
Class B Shares and Class C Shares of the Goldman Sachs Financial Square Prime Obligations Fund.

Prospectus	FST Cash Management Shares May 14, 2010

GOLDMAN SACHS FINANCIAL SQUARE FUNDSSM

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH A FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.
■ Prime Obligations Fund GFOXX ■ Money Market Fund GSCXX ■ Treasury Obligations Fund GTOXX ■ Treasury Instruments Fund GICXX ■ Government Fund GVCXX ■ Federal Fund GFCXX ■ Tax-Free Money Market Fund GXCXX

1	Prime Obligations Fund – Summary

5	Money Market Fund – Summary

9	Treasury Obligations Fund – Summary

13	Treasury Instruments Fund – Summary

17	Government Fund – Summary

21	Federal Fund – Summary

25	Tax-Free Money Market Fund – Summary

29	Financial Square Funds – Additional Summary Information

30	Investment Management Approach

43	Risks of the Funds

47	Service Providers

52	Dividends

53	Shareholder Guide
	53	How to Buy Shares
	59	How to Sell Shares

66	Taxation

68	Appendix A Additional Information on the Funds

79	Appendix B Financial Highlights

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Prime Obligations Fund—Summary

Investment Objective

The Prime Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Prime
Obligations
Fund
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.30%
Service and Administration Fees	0.50%
Other Expenses	0.02%

Total Annual Fund Operating Expenses	1.03%
Fee Waiver[2]	(0.05)%

Total Annual Fund Operating Expenses After Fee Waiver	0.98%

[1]	The Fund’s annual operating expenses have been estimated to reflect expenses expected to be incurred during the current fiscal year.

[2]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least May 14, 2011, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

1

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Cash Management Shares of the Fund for the time periods indicated and then redeem all of your FST Cash Management Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Cash Management Shares	$100	$323	$564	$1,255

Principal Strategy

The Fund pursues its investment objective by investing in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

■	Credit/Default Risk—An issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement, may default on its obligation to pay interest and repay principal. Additionally, the credit quality of the Fund’s portfolio securities may deteriorate rapidly, which may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

2

■	Interest Rate Risk—When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

■	Market Risk—The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

■	U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks chartered or sponsored by Acts of Congress are not backed by the full faith and credit of the United States. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

■	Stable NAV Risk—The Fund may not be able to maintain a NAV per share of $1.00 at all times. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Service Shares from year to year for up to the last ten years (with respect to the bar chart); and (b) the average annual total returns of the Fund’s FST Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and expense limitations in effect. Updated performance information is available at no cost at www.goldmansachsfunds.com or by calling 1-800-621-2550.

3

TOTAL RETURN	CALENDAR YEAR (FST Service Shares)*
Best Quarter Q3 ’00 1.53% Worst Quarter Q3 ’09 0.00%

     AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2009	1 Year	5 Years	10 Years	Since Inception
FST Service Shares (Inception 1/8/92)*	0.07%	2.79%	2.60%	3.38%

*	Because FST Cash Management Shares have not commenced operations as of the date of this Prospectus, the figures shown above provide performance for FST Service Shares of the Fund (which are not offered in this Prospectus); FST Cash Management Shares would have similar returns (because these share classes represent interests in the same portfolio of securities) that would differ only to the extent that they have higher expenses.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 29 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 29 of this Prospectus.

4

Money Market Fund—Summary

Investment Objective

The Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Money
Market
Fund
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.30%
Service and Administration Fees	0.50%
Other Expenses	0.02%

Total Annual Fund Operating Expenses	1.03%
Fee Waiver[1]	(0.05)%

Total Annual Fund Operating Expenses After Fee Waiver	0.98%

[1]	The Fund’s annual operating expenses have been estimated to reflect expenses expected to be incurred during the current fiscal year.

[2]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least May 14, 2011, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

5

The Example assumes that you invest $10,000 in FST Cash Management Shares of the Fund for the time periods indicated and then redeem all of your FST Cash Management Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Cash Management Shares	$100	$323	$564	$1,255

Principal Strategy

The Fund pursues its investment objective by investing in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

■	Credit/Default Risk—An issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement, may default on its obligation to pay interest and repay principal. Additionally, the credit quality of the Fund’s portfolio securities may deteriorate rapidly, which may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

■	Interest Rate Risk—When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities may also

6

be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

■	Market Risk—The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

■	U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks chartered or sponsored by Acts of Congress are not backed by the full faith and credit of the United States. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

■	Banking Industry Risk—An adverse development in the banking industry may affect the value of the Fund’s investments more than if they were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles.

■	Stable NAV Risk—The Fund may not be able to maintain a NAV per share of $1.00 at all times. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

■	Foreign Risk—Foreign securities may be subject to risk of loss because of political, financial and economic events in foreign countries, less public information, less stringent foreign securities regulations and accounting and disclosure standards, problems in security registration or settlement and custody or other factors.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Service Shares from year to year for up to the last ten years (with respect to the bar chart); and (b) the average annual total returns of the Fund’s FST Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and expense limitations in effect. Updated performance information is available at no cost at www.goldmansachsfunds.com or by calling 1-800-621-2550.

7

TOTAL RETURN	CALENDAR YEAR (FST Service Shares)*
Best Quarter Q3 ’00 1.53% Worst Quarter Q3 ’09 0.00%

     AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2009	1 Year	5 Years	10 Years	Since Inception
FST Service Shares (Inception 7/14/95)*	0.11%	2.81%	2.61%	3.33%

*	Because FST Cash Management Shares have not commenced operations as of the date of this Prospectus, the figures shown above provide performance for FST Service Shares of the Fund (which are not offered in this Prospectus); FST Cash Management Shares would have similar returns (because these share classes represent interests in the same portfolio of securities) that would differ only to the extent that they have higher expenses.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 29 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 29 of this Prospectus.

8

Treasury Obligations Fund—Summary

Investment Objective

The Treasury Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury
Obligations
Fund
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.30%
Service and Administration Fees	0.50%
Other Expenses	0.02%

Total Annual Fund Operating Expenses	1.03%
Fee Waiver[2]	(0.03)%

Total Annual Fund Operating Expenses After Fee Waiver	1.00%

[1]	The Fund’s annual operating expenses have been estimated to reflect expenses expected to be incurred during the current fiscal year.

[2]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least May 14, 2011, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

9

The Example assumes that you invest $10,000 in FST Cash Management Shares of the Fund for the time periods indicated and then redeem all of your FST Cash Management Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Cash Management Shares	$102	$325	$566	$1,257

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”). The Fund may also invest in repurchase agreements collateralized by U.S. Treasury Obligations.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

■	Credit/Default Risk—An issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement, may default on its obligation to pay interest and repay principal. Additionally, the credit quality of the Fund’s portfolio securities may deteriorate rapidly, which may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

■	Interest Rate Risk—When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse

10

impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

■	Market Risk—The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

■	Stable NAV Risk—The Fund may not be able to maintain a NAV per share of $1.00 at all times. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Service Shares from year to year for up to the last ten years (with respect to the bar chart); and (b) the average annual total returns of the Fund’s FST Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and expense limitations in effect. Updated performance information is available at no cost at www.goldmansachsfunds.com or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR (FST Service Shares)*
Best Quarter Q4 ’00 1.48% Worst Quarter Q2 ’09 0.00%

     AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2009	1 Year	5 Years	10 Years	Since Inception
FST Service Shares (Inception 10/15/91)*	0.02%	2.45%	2.34%	3.20%

*	Because FST Cash Management Shares have not commenced operations as of the date of this Prospectus, the figures shown above provide performance for FST Service Shares of the Fund (which are not offered in this Prospectus); FST Cash Management Shares would have similar returns

11

(because these share classes represent interests in the same portfolio of securities) that would differ only to the extent that they have higher expenses.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 29 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 29 of this Prospectus.

12

Treasury Instruments Fund—Summary

Investment Objective

The Treasury Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury
Instruments
Fund
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.30%
Service and Administration Fees	0.50%
Other Expenses	0.02%

Total Annual Fund Operating Expenses	1.03%
Fee Waiver[2]	(0.03)%

Total Annual Fund Operating Expenses After Fee Waiver	1.00%

[1]	The Fund’s annual operating expenses have been estimated to reflect expenses expected to be incurred during the current fiscal year.

[2]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least May 14, 2011, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

13

The Example assumes that you invest $10,000 in FST Cash Management Shares of the Fund for the time periods indicated and then redeem all of your FST Cash Management Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Cash Management Shares	$102	$325	$566	$1,257

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), the interest from which is generally exempt from state income taxation.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

■	Credit/Default Risk—An issuer or guarantor of a security may default on its obligation to pay interest and repay principal. Additionally, the credit quality of the Fund’s portfolio securities may deteriorate rapidly, which may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

■	Interest Rate Risk—When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

14

■	Market Risk—The value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions.

■	Stable NAV Risk—The Fund may not be able to maintain a NAV per share of $1.00 at all times. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Service Shares from year to year for up to the last ten years (with respect to the bar chart); and (b) the average annual total returns of the Fund’s FST Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and expense limitations in effect. Updated performance information is available at no cost at www.goldmansachsfunds.com or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR (FST Service Shares)*
Best Quarter Q4 ’00 1.42% Worst Quarter Q2 ’09 0.00%

     AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2009	1 Year	5 Years	10 Years	Since Inception
FST Service Shares (Inception 3/5/97)*	0.01%	2.29%	2.20%	2.69%

*	Because FST Cash Management Shares have not commenced operations as of the date of this Prospectus, the figures shown above provide performance for FST Service Shares of the Fund (which are not offered in this Prospectus); FST Cash Management Shares would have similar returns (because these share classes represent interests in the same portfolio of securities) that would differ only to the extent that they have higher expenses.

15

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 29 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 29 of this Prospectus.

16

Government Fund—Summary

Investment Objective

The Government Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Government
Fund
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.30%
Service and Administration Fees	0.50%
Other Expenses	0.02%

Total Annual Fund Operating Expenses	1.03%
Fee Waiver[2]	(0.05)%

Total Annual Fund Operating Expenses After Fee Waiver	0.98%

[1]	The Fund’s annual operating expenses have been estimated to reflect expenses expected to be incurred during the current fiscal year.

[2]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least May 14, 2011, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

17

The Example assumes that you invest $10,000 in FST Cash Management Shares of the Fund for the time periods indicated and then redeem all of your FST Cash Management Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Cash Management Shares	$100	$323	$564	$1,255

Principal Strategy

The Fund pursues its investment objective by investing, directly or indirectly, only in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and repurchase agreements collateralized by such securities.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

■	Credit/Default Risk—An issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement, may default on its obligation to pay interest and repay principal. Additionally, the credit quality of the Fund’s portfolio securities may deteriorate rapidly, which may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

■	Interest Rate Risk—When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

18

■	Market Risk—The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

■	U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks chartered or sponsored by Acts of Congress are not backed by the full faith and credit of the United States. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

■	Stable NAV Risk—The Fund may not be able to maintain a NAV per share of $1.00 at all times. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Service Shares from year to year for up to the last ten years (with respect to the bar chart); and (b) the average annual total returns of the Fund’s FST Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and expense limitations in effect. Updated performance information is available at no cost at www.goldmansachsfunds.com or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR (FST Service Shares)*
Best Quarter Q4 ’00 1.50% Worst Quarter Q4 ’09 0.00%

19

     AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2009	1 Year	5 Years	10 Years	Since Inception
FST Service Shares (Inception 5/16/95)*	0.05%	2.72%	2.53%	3.28%

*	Because FST Cash Management Shares have not commenced operations as of the date of this Prospectus, the figures shown above provide performance for FST Service Shares of the Fund (which are not offered in this Prospectus); FST Cash Management Shares would have similar returns (because these share classes represent interests in the same portfolio of securities) that would differ only to the extent that they have higher expenses.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 29 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 29 of this Prospectus.

20

Federal Fund—Summary

Investment Objective

The Federal Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Federal
Fund
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.30%
Service and Administration Fees	0.50%
Other Expenses	0.02%

Total Annual Fund Operating Expenses	1.03%
Fee Waiver[2]	(0.03)%

Total Annual Fund Operating Expenses After Fee Waiver	1.00%

[1]	The Fund’s annual operating expenses have been estimated to reflect expenses expected to be incurred during the current fiscal year.

[2]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least May 14, 2011, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

21

The Example assumes that you invest $10,000 in FST Cash Management Shares of the Fund for the time periods indicated and then redeem all of your FST Cash Management Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Cash Management Shares	$102	$325	$566	$1,257

Principal Strategy

The Fund pursues its investment objective by limiting its investments only to obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), the interest from which is generally exempt from state income taxation.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

■	Credit/Default Risk—An issuer or guarantor of a security may default on its obligation to pay interest and repay principal. Additionally, the credit quality of the Fund’s portfolio securities may deteriorate rapidly, which may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

■	Interest Rate Risk—When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

22

■	Market Risk—The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

■	U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks chartered or sponsored by Acts of Congress are not backed by the full faith and credit of the United States. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

■	Stable NAV Risk—The Fund may not be able to maintain a NAV per share of $1.00 at all times. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Service Shares from year to year for up to the last ten years (with respect to the bar chart); and (b) the average annual total returns of the Fund’s FST Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and expense limitations in effect. Updated performance information is available at no cost at www.goldmansachsfunds.com or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR (FST Service Shares)*
Best Quarter Q4 ’00 1.48% Worst Quarter Q3 ’09 0.00%

23

     AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2009	1 Year	5 Years	10 Years	Since Inception
FST Service Shares (Inception 3/25/97)*	0.02%	2.67%	2.48%	2.98%

*	Because FST Cash Management Shares have not commenced operations as of the date of this Prospectus, the figures shown above provide performance for FST Service Shares of the Fund (which are not offered in this Prospectus); FST Cash Management Shares would have similar returns (because these share classes represent interests in the same portfolio of securities) that would differ only to the extent that they have higher expenses.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 29 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 29 of this Prospectus.

24

Tax-Free Money Market Fund—Summary

Investment Objective

The Tax-Free Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Tax-Free
Money
Market Fund
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.30%
Service and Administration Fees	0.50%
Other Expenses	0.02%

Total Annual Fund Operating Expenses	1.03%
Fee Waiver[2]	(0.05)%

Total Annual Fund Operating Expenses After Fee Waiver	0.98%

[1]	The Fund’s annual operating expenses have been estimated to reflect expenses expected to be incurred during the current fiscal year.

[2]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least May 14, 2011, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

25

The Example assumes that you invest $10,000 in FST Cash Management Shares of the Fund for the time periods indicated and then redeem all of your FST Cash Management Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Cash Management Shares	$100	$323	$564	$1,255

Principal Strategy

The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in securities issued by or on behalf of states, territories and possessions of the U.S. and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”).

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

■	Credit/Default Risk—An issuer or guarantor of a security may default on its obligation to pay interest and repay principal. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of the Fund’s portfolio securities may deteriorate rapidly, which may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

■	Interest Rate Risk—When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities may also

26

be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

■	Market Risk—The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

■	Concentration Risk—If the Fund invests more than 25% of its total assets in certain issuers within the same state, industry or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

■	Stable NAV Risk—The Fund may not be able to maintain a NAV per share of $1.00 at all times. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Service Shares from year to year for up to the last ten years (with respect to the bar chart); and (b) the average annual total returns of the Fund’s FST Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and expense limitations in effect. Updated performance information is available at no cost at www.goldmansachsfunds.com or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR (FST Service Shares)*
Best Quarter Q4 ’00 0.91% Worst Quarter Q2 ’09 0.00%

27

     AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2009	1 Year	5 Years	10 Years	Since Inception
FST Service Shares (Inception 9/23/94)*	0.03%	1.82%	1.63%	2.09%

*	Because FST Cash Management Shares have not commenced operations as of the date of this Prospectus, the figures shown above provide performance for FST Service Shares of the Fund (which are not offered in this Prospectus); FST Cash Management Shares would have similar returns (because these share classes represent interests in the same portfolio of securities) that would differ only to the extent that they have higher expenses.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 29 of this Prospectus.

Tax Information

The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 29 of this Prospectus.

28

Financial Square Funds – Additional
Summary Information

Buying and Selling Fund Shares

Generally, FST Cash Management Shares may be purchased only through institutions that have agreed to provide administration and personal and account maintenance services to their customers who are the beneficial owners of FST Cash Management Shares (“Service Organizations”). The minimum initial investment requirement imposed upon Service Organizations for the purchase of FST Cash Management Shares is generally $10 million, and there is no minimum imposed upon additional investments. Service Organizations may, however, impose a minimum amount for initial and additional investments in FST Cash Management Shares, and may establish other requirements such as a minimum account balance.

You may purchase and redeem (sell) shares of the Fund on any business day through a Service Organization.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a Service Organization, the Fund and/or its related companies may pay the Service Organization for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Service Organization and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Service Organization website for more information.

29

Investment Management Approach

     INVESTMENT OBJECTIVE

The Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

     PRINCIPAL INVESTMENT STRATEGIES

Prime Obligations Fund

The Prime Obligations Fund pursues its investment objective by investing in U.S. Government Securities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

In order to obtain a rating from a rating organization, the Prime Obligations Fund may be subject to additional investment restrictions.

Money Market Fund

The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

In order to obtain a rating from a rating organization, the Money Market Fund may be subject to additional investment restrictions.

Treasury Obligations Fund

The Treasury Obligations Fund pursues its investment objective by investing only in U.S. Treasury Obligations. The Fund may also invest in repurchase agreements collateralized by U.S. Treasury Obligations.

In order to obtain a rating from a rating organization, the Treasury Obligations Fund may be subject to additional investment restrictions.

30

INVESTMENT MANAGEMENT APPROACH

Treasury Instruments Fund

The Treasury Instruments Fund pursues its investment objective by investing only in U.S. Treasury Obligations, the interest from which is generally exempt from state income taxation. To the extent required by Securities and Exchange Commission (“SEC”) regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

In order to obtain a rating from a rating organization, the Treasury Instruments Fund may be subject to additional investment restrictions.

Government Fund

The Government Fund pursues its investment objective by investing, directly or indirectly, only in U.S. Government Securities and repurchase agreements collateralized by such securities. To the extent required by SEC regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

In order to obtain a rating from a rating organization, the Government Fund may be subject to additional investment restrictions.

Federal Fund

The Federal Fund pursues its investment objective by limiting its investments only to U.S. Government Securities, the interest from which is generally exempt from state income taxation. To the extent required by SEC regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

In order to obtain a rating from a rating organization, the Federal Fund may be subject to additional investment restrictions.

Tax-Free Money Market Fund

The Tax-Free Money Market Fund pursues its investment objective by investing in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of

31

bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT.

In order to obtain a rating from a rating organization, the Tax-Free Money Market Fund may be subject to additional investment restrictions.

All Funds

Goldman Sachs Asset Management, L.P. (“GSAM®”) serves as investment adviser to the Financial Square Funds (each a “Fund”, and collectively the “Funds”). GSAM is referred to in this Prospectus as the “Investment Adviser.”

Goldman Sachs’ Money Market Investment Philosophy:
The Funds are managed to seek preservation of capital, daily liquidity and maximum current income. With each Fund, the Investment Adviser follows a conservative, risk-managed investment process that seeks to:

■	Manage credit risk
■	Manage interest rate risk
■	Manage liquidity

Since 1981, the Investment Adviser has actively managed the Goldman Sachs Money Market Funds to provide investors with the greatest possible preservation of principal and income potential.

INVESTMENT PROCESS

1. Managing Credit Risk
The Investment Adviser’s process for managing credit risk emphasizes:

■	Intensive research—The Credit Department, a separate operating entity of Goldman, Sachs & Co. (“Goldman Sachs”, or “GS&Co.”), approves all money market fund eligible securities for the Funds. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of Goldman Sachs.

■	Timely updates—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via computer link.

The Result: An “approved” list of high-quality credits—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which offer the best available risk-return trade-off within the “approved” credit universe. If

32

INVESTMENT MANAGEMENT APPROACH

a security is removed from the “approved” list, the Investment Adviser may not purchase that security for the Funds, although it is not required to sell that security.

2. Managing Interest Rate Risk
Three main steps are followed in seeking to manage interest rate risk:

■	Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets—WAM (the weighted average time until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside the firm.

■	Implement optimum portfolio structure—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and each Fund’s asset volatility, are used to identify the most effective portfolio structure.
■	Conduct rigorous analysis of new securities—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Funds.

3. Managing Liquidity
Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect liquidity of a money market portfolio include:

■	Each Fund’s investors and other factors that influence the asset volatility of the Funds;
■	Technical events that influence the trading range of federal funds and other short-term fixed-income markets; and
■	Bid-ask spreads associated with securities in the portfolios.

Benchmarks for the Funds are the iMoneyNet, Inc. Indices. Each Fund uses the iMoneyNet Index which best corresponds to the Fund’s eligible investments.

References in this Prospectus to a Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how a particular Fund is managed.

Additional Fund Characteristics and Restrictions

■	The Funds: Each Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act. Under Rule 2a-7,

33

each Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria including conditions relating to maturity, diversification and credit quality. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the “SAI”).

■	Taxable Funds: Prime Obligations, Money Market, Treasury Obligations and Government Funds.
■	Tax-Advantaged Funds: Treasury Instruments and Federal Funds.
■	Tax-Exempt Fund: Tax-Free Money Market Fund.

■	The Investors: The Funds are designed for investors seeking a high rate of return, a stable NAV and convenient liquidation privileges. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (“NCUA”) Rules and Regulations and NCUA Letter Number 155. The Government Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of the Government Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the Government Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the Government Fund is a permissible investment under the laws applicable to it.
■	NAV: Each Fund seeks to maintain a stable NAV of $1.00 per share. There can be no assurance that a Fund will be able at all times to maintain a NAV of $1.00 per share.
■	Maximum Remaining Maturity of Portfolio Investments: 13 months (as determined pursuant to Rule 2a-7) at the time of purchase.

■	Dollar-Weighted Average Portfolio Maturity: Not more than 60 days (as required by Rule 2a-7).

■	Dollar-Weighted Average Portfolio Life: Not more than 120 days (as required by Rule 2a-7).

■	Investment Restrictions: Each Fund is subject to certain investment restrictions that are described in detail under “Investment Restrictions” in the SAI. Fundamental investment restrictions and the investment objective of each Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. The Treasury Obligations Fund’s policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is also a fundamental

34

INVESTMENT MANAGEMENT APPROACH

investment restriction. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed by the Board of Trustees without shareholder approval.

■	Diversification: Diversification can help a Fund reduce the risks of investing. In accordance with current regulations of the SEC, each Fund may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer. However, a Fund may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies. In addition, securities subject to certain unconditional guarantees are subject to different diversification requirements as described in the SAI.

■	Portfolio Liquidity: The Funds are required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund (except for the Tax-Free Money Market Fund) must hold at least 10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets” (each as defined by Rule 2a-7). The Tax-Free Money Market Fund must hold at least 30% of its total assets in “weekly liquid assets” (as defined by Rule 2a-7). No Fund may acquire an illiquid security if, after the purchase, more than 5% of a Fund’s total assets would consist of illiquid assets.

     ADDITIONAL PERFORMANCE INFORMATION

Note that the “Best Quarter” and “Worst Quarter” figures shown in the “Performance” section of each Fund’s Summary section are applicable only to the time period covered by the bar chart.

     INVESTMENT PRACTICES AND SECURITIES

The table below identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences and similarities among the Funds in their use of these techniques and other investment practices and investment securities. Numbers in the table show allowable usage only; for actual usage, consult the Funds’ annual/semi-annual reports. For more information about these and other investment practices and securities, see Appendix A. The Funds publish on their website (http://www.goldmansachsfunds.com) their complete portfolio holdings as of the end of each month subject to a fifteen calendar day lag between the date of the information and the date on which the information is disclosed. Each Fund also publishes its holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This information

35

will be available on the website until the next publish date or the date on which a Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC. In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling 1-800-621-2550. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.

36

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Investment Policies Matrix

	U.S. Treasury	U.S. Government	Bank	Commercial
Fund	Obligations[1]	Securities	Obligations	Paper
Prime Obligations	■	■	■ U.S. banks only[2]	■

Money Market	■	■	■ Over 25% of total assets must be invested in U.S. and foreign (US$) banks[3]	■ U.S. and foreign (US$) commercial paper

Treasury Obligations	■

Treasury Instruments	■

Government	■	■

Federal	■	■

Tax-Free Money Market				■ Tax-exempt only

Note: See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 42 for all footnotes.

38

INVESTMENT MANAGEMENT APPROACH

Short-Term			Foreign
Obligations of		Asset-Backed and	Government
Corporations and	Repurchase	Receivables-Backed	Obligations
Other Entities	Agreements	Securities	(US$)
■ U.S. entities only	■	■

■ U.S. and foreign (US$) entities	■	■	■[4]

■

■

■ (Does not intend to invest)

39

Investment Policies Matrix continued

		Custodial	Unrated	Investment
Fund	Municipals	Receipts	Securities[7]	Companies[8]
Prime Obligations	■[5]	■	■	■
Up to 10% of total assets in other investment companies

Money Market	■[5]	■	■	■
Up to 10% of total assets in other investment companies

Treasury Obligations

Treasury Instruments

Government				■
Up to 10% of total assets in other investment companies

Federal

Tax-Free Money Market	■	■	■	■
	At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances)[6]			Up to 10% of total assets in other investment companies

Note: See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 42 for all footnotes.

40

INVESTMENT MANAGEMENT APPROACH

Private		Summary of
Activity	Credit	Taxation for
Bonds	Quality[7]	Distributions[12]	Miscellaneous
■	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

■	First Tier[11]	Taxable federal and state[13]	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

■
Does not intend to invest if subject to AMT[9,10]	First Tier[11]	Tax-exempt federal and taxable state[14]	May (but does not currently intend to) invest up to 20% of net assets in securities subject to AMT and may temporarily invest in the taxable money market instruments described herein. Reverse repurchase agreements not permitted.

41

[1]	Issued or guaranteed by the U.S. Treasury.

[2]	Including foreign branches of U.S. banks.

[3]	If adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits), the Fund may, for temporary defensive purposes, invest less than 25% of its total assets in bank obligations.

[4]	The Money Market Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government. The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

[5]	Will only make such investments when yields on such securities are attractive compared to other taxable investments.

[6]	The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund, for temporary defensive purposes, to invest in short-term taxable securities.

[7]	To the extent permitted by Rule 2a-7, securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier Securities. In addition, a Fund may rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or demand feature.

[8]	This percentage limitation does not apply to a Fund’s investments in investment companies (including exchange-traded funds) where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.

[9]	If such policy should change, private activity bonds subject to AMT would not exceed 20% of the Tax-Free Money Market Fund’s net assets under normal market conditions.

[10]	No more than 25% of the value of the Fund’s total assets may be invested in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.

[11]	First Tier Securities are (a) rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; or (b) issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings. U.S. Government Securities are considered First Tier Securities.

[12]	See “Taxation” for an explanation of the tax consequences summarized in the table above.

[13]	Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S. Government Securities.

[14]	Taxable except for distributions from interest on obligations of an investor’s state of residence in certain states.

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Risks of the Funds

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. The principal risks of each Fund are disclosed in the Summary sections of this Prospectus. The following gives additional information on the risks that apply to the Funds and may result in a loss of your investment. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund will achieve its investment objective.

Risk Category

Tax-Free
	Prime	Money	Treasury	Treasury			Money
• Applicable	Obligations	Market	Obligations	Instruments	Government	Federal	Market
— Not applicable	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Stable NAV	•	•	•	•	•	•	•
Interest Rate	•	•	•	•	•	•	•
Credit/Default	•	•	•	•	•	•	•
Management	•	•	•	•	•	•	•
Market	•	•	•	•	•	•	•
Liquidity	•	•	•	•	•	•	•
U.S. Government Securities	•	•	—	—	•	•	—
Banking Industry	•	•	—	—	—	—	—
Concentration	—	—	—	—	—	—	•
Foreign	—	•	—	—	—	—	—
Tax	—	—	—	—	—	—	•

Risks that apply to all Funds:

■	Stable NAV Risk—The risk that a Fund will not be able to maintain a NAV per share of $1.00 at all times. Shareholders of a Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from a Fund, make capital infusions into a Fund, enter into capital support agreements with a Fund or take other actions to help the Fund maintain a stable $1.00 share price.
■	Interest Rate Risk—The risk that during periods of rising interest rates, a Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, a Fund’s yield will tend to be higher. A low interest rate environment poses additional risks to a Fund. Low yields

43

on a Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

■	Credit/Default Risk—The risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement, may default on its obligation to pay interest and repay principal. In addition, with respect to the Tax-Free Money Market Fund, this risk includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities.

The credit quality of a Fund’s portfolio securities may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of a Fund’s holding may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

■	Management Risk—The risk that a strategy used by the Investment Adviser may fail to produce the intended results.
■	Market Risk—The risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions. Price changes may be temporary or last for extended periods. The Fund’s investments may be overweighted from time to time in one or more industry sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.
■	Liquidity Risk—The risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perception. While each Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect a Fund’s ability to maintain a $1.00 share price or prevent the Fund from being able to take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the time period stated in the Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Although a Fund reserves the right to meet redemption requests through in-kind distributions, to date no Fund has paid redemptions in-kind. While a Fund may pay redemptions in-kind in the future, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time

44

RISKS OF THE FUNDS

and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a $1.00 share price.

Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment Adviser, may from time to time own or control a significant percentage of a Fund’s shares. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients, and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders of their shares of a Fund may further increase a Fund’s liquidity risk and may impact a Fund’s NAV.

Risk that applies to the Prime Obligations, Money Market, Government and Federal Funds:

■	U.S. Government Securities Risk—The risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many types of U.S. Government Securities may be purchased by the Funds, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In September 2008, the U.S. Treasury and the Federal Housing Finance Administration (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed into a conservatorship under FHFA. The effect that this conservatorship will have on the entities’ debt and securities guaranteed by the entities is unclear.

Risk that applies to the Prime Obligations and Money Market Funds:

■	Banking Industry Risk—The risk that an adverse development in the banking industry may affect the value of the Money Market and Prime Obligations Funds’ investments more than if the Funds’ investments were not invested to such a degree in the banking industry. Normally, the Money Market Fund intends to invest more than 25% of its total assets in bank obligations. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles.

Risk that applies to the Money Market Fund:

■	Foreign Risk—The risk that the Money Market Fund’s investments in foreign securities could lose value as a result of political, financial and economic events in

45

foreign countries, less publicly available financial and other information, less stringent foreign securities regulations and accounting and disclosure standards, problems in security registration or settlement and custody or other factors. The Money Market Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

Risks that apply to the Tax-Free Money Market Fund:

■	Concentration Risk—The risk that if the Tax-Free Money Market Fund invests more than 25% of its total assets in certain issuers within the same state, industry or economic sector, an adverse economic, business or political development may affect the value of the Tax-Free Money Market Fund’s investments more than if its investments were not so concentrated.
■	Tax Risk—The risk that future legislative or administrative changes or court decisions may materially affect the value of the Tax-Free Money Market Fund’s portfolio and/or the ability of the Tax-Free Money Market Fund to pay federal tax-exempt dividends. This Tax-Free Money Market Fund would not be a suitable investment for IRAs, other tax-exempt or tax-deferred accounts or for other investors who are not sensitive to the federal, state or local tax consequences of their investments.

More information about the Funds’ portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

46

Service Providers

     INVESTMENT ADVISERS

Investment Adviser	Fund
Goldman Sachs Asset Management, L.P. (“GSAM”) 200 West Street New York, New York 10282	Prime Obligations Money Market Treasury Obligations Treasury Instruments Government Federal Tax-Free Money Market

GSAM has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman Sachs. As of December 31, 2009, GSAM, including its investment advisory affiliates, had assets under management of $753.4 billion.

The Investment Adviser provides day-to-day advice regarding the Funds’ portfolio transactions. The Investment Adviser makes the investment decisions for the Funds and places purchase and sale orders for the Funds’ portfolio transactions in U.S. and foreign markets. As permitted by applicable law and exemptive relief obtained by the Investment Adviser, Goldman Sachs and the Funds, these orders may be directed to any broker-dealers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The Investment Adviser also performs the following additional services for the Funds:

■	Supervises all non-advisory operations of the Funds
■	Provides personnel to perform necessary executive, administrative and clerical services to the Funds
■	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities
■	Maintains the records of each Fund
■	Provides office space and all necessary office equipment and services

47

Pursuant to SEC exemptive orders, certain Funds may enter into principal transactions in certain money market instruments, including repurchase agreements, with Goldman Sachs.

     MANAGEMENT FEES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

		Actual Rate
		For the Fiscal
		Period Ended
Fund	Contractual Rate	August 31, 2009*
Prime Obligations	0.205%	0.16%

Money Market	0.205%	0.16%

Treasury Obligations	0.205%	0.18%

Treasury Instruments	0.205%	0.18%

Government	0.205%	0.16%

Federal	0.205%	0.18%

Tax-Free Money Market	0.205%	0.16%

*	The Funds’ fiscal year end changed from December 31 to August 31 effective January 1, 2009. The Investment Adviser has agreed to waive a portion of its Management Fee equal annually to 0.025% of the Treasury Obligations, Treasury Instruments and Federal Funds’ average daily net assets and equal annually to 0.045% of the Prime Obligations, Money Market, Government and Tax-Free Money Market Funds’ average daily net assets. These waivers will remain in effect through at least May 14, 2011, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These management fee waivers may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

The Investment Adviser may waive a portion of its management fee from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place. Due to the current low yield environment, the Investment Adviser may voluntarily waive a portion of its management fees. These temporary waivers may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.

The Investment Adviser has agreed to reduce or limit each Fund’s “Other Expenses” (excluding management fees, distribution fees, service fees, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive

48

SERVICE PROVIDERS

of any custody and transfer agent fee credit deductions) equal on an annualized basis to 0.014% of each Fund’s average daily net assets. Each arrangement will remain in place through at least May 14, 2011, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement for the Funds in 2009 is available in the Funds’ Annual Report dated August 31, 2009.

     DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 200 West Street, New York, New York 10282, serves as the exclusive distributor (the “Distributor”) of each Fund’s shares. Goldman Sachs, 71 S. Wacker Drive, Chicago, Illinois 60606, also serves as each Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of average daily net assets of each Fund. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive a portion of the Funds’ transfer agency fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the shares acquired for its own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund’s investment activities. Goldman Sachs is a full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets. As such, it acts as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and has other direct and indirect

49

interests, in the global fixed income, currency, commodity, equity and other markets in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. Goldman Sachs may restrict transactions for itself, but not for the Funds (or vice versa). The results of a Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, a Fund may take a long position in a security at the same time that Goldman Sachs or other accounts managed by the Investment Adviser take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may adversely impact the Funds. Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and affect transactions in, securities of issuers held by the Funds, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds. For more information about conflicts of interest, see the SAI.

50

SERVICE PROVIDERS

     LEGAL PROCEEDINGS

On April 16, 2010, the SEC brought an action under the U.S. federal securities laws in the U.S. District Court for the Southern District of New York against GS&Co. and one of its employees alleging that they made materially misleading statements and omissions in connection with a 2007 private placement of securities relating to a synthetic collateralized debt obligation sold to two institutional investors. GS&Co. and/or other affiliates of The Goldman Sachs Group, Inc. have received or may in the future receive notices and requests for information from various regulators, and have become or may in the future become involved in legal proceedings, based on allegations similar to those made by the SEC or other matters.

Neither GSAM nor any GSAM-managed funds have been named in the complaint. Moreover, the SEC complaint does not seek any penalties against them or against any employee who is or has been part of GSAM.

In the view of GS&Co. and GSAM, neither the matters alleged in this or any such similar proceedings nor their eventual resolution are likely to have a material effect on the ability of GS&Co., GSAM or their affiliates to provide services to GSAM-managed funds. Due to a provision in the law governing the operation of mutual funds, the resolution of the SEC action could, under certain circumstances, result in a situation in which GS&Co., GSAM and their affiliates would be ineligible to serve as an investment adviser or principal underwriter for U.S.-registered mutual funds absent an exemption from the SEC. While there is no assurance that such an exemption would be granted, the SEC has granted this type of relief in the past.

51

Dividends

Dividends will be distributed monthly. You may choose to have dividends paid in:

■	Cash
■	Additional shares of the same Fund
■	Shares of a similar or an equivalent class of another Goldman Sachs Fund.

Special restrictions may apply. See the SAI.

You may indicate your election on your Account Application. Any changes may be submitted in writing to the Transfer Agent (either directly or for accounts opened through a Service Organization, through your Service Organization) at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the applicable Fund.

All or substantially all of each Fund’s net investment income will be declared as a dividend daily. Dividends will normally, but not always, be declared as of the following times:

Dividend Declaration Time
Fund	(New York Time)
Prime Obligations	5:00 p.m.

Money Market	5:00 p.m.

Treasury Obligations	5:00 p.m.

Treasury Instruments	4:00 p.m.

Government	5:00 p.m.

Federal	4:00 p.m.

Tax-Free Money Market	4:00 p.m.

Dividends will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in a Fund’s daily distributions. Net short-term capital gains may at times represent a significant component of the Funds’ daily distributions (e.g., during periods of extremely low interest rates).

Each Fund may distribute at least annually other realized capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the subsequent calendar year. The realized gains and losses are not expected to be of an amount which would affect a Fund’s NAV of $1.00 per share.

52

Shareholder Guide

The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the Funds’ FST Cash Management Shares.

     HOW TO BUY SHARES

How Can I Purchase FST Cash Management Shares Of The Funds?
Generally, FST Cash Management Shares may be purchased only through institutions that have agreed to provide administration and personal and account maintenance services to their customers who are the beneficial owners of FST Cash Management Shares (“Service Organizations”). No shareholder may buy FST Cash Management Shares directly from the Funds. Customers of a Service Organization will normally give their purchase instructions to the Service Organization, and the Service Organization will, in turn, place purchase orders with Goldman Sachs. Service Organizations will set times by which purchase orders and payments must be received by them from their customers. Generally, FST Cash Management Shares may be purchased from the Funds on any business day at their NAV next determined after receipt of an order by Goldman Sachs from a Service Organization. No sales load is charged.

Service Organizations are responsible for transmitting purchase orders and payments to Goldman Sachs in a timely fashion. Service Organizations should either:

■	Place an order through certain electronic trading platforms;
■	Place an order with Goldman Sachs at 1-800-621-2550 and wire federal funds; or
■	Send a check payable to Goldman Sachs Funds – (Name of Fund and Class of Shares), P.O. Box 06050, Chicago, IL 60606-6306. The Funds will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalents, e.g., cashier’s checks, official bank checks, money orders, travelers cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Funds may accept cashier’s checks or official bank checks.

It is strongly recommended that payment be effected by wiring federal funds.

It is expected that checks will be converted to federal funds within two business days after receipt.

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What Do I Need To Know About Service Organizations?
Service Organizations may provide the following services in connection with their customers’ investments in FST Cash Management Shares:

■	Personal and account maintenance services

■	Facilities to answer inquiries and respond to correspondence
■	Acts as liaison between the Service Organization’s customers and the Goldman Sachs Trust (the “Trust”)
■	Assists customers in completing application forms, selecting dividend and other options, and similar services

■	Administration services

■	Acts, directly or through an agent, as the sole shareholder of record
■	Maintains account records for customers
■	Processes orders to purchase, redeem and exchange shares for customers
■	Processes payments for customers

Some (but not all) Service Organizations are authorized to accept, on behalf of the Trust, purchase, redemption and exchange orders placed by or on behalf of their customers, and may designate other financial intermediaries to accept such orders, if approved by the Trust. In these cases:

■	A Fund will be deemed to have received an order in proper form when the order is accepted by the authorized Service Organization or financial intermediary on a business day, and the order will be priced at the Fund’s NAV per share next determined after such acceptance.
■	Service Organizations and financial intermediaries will be responsible for transmitting accepted orders and payments to the Trust within the time period agreed upon by them.

You should contact your Service Organization directly to learn whether it is authorized to accept orders for the Trust.

Pursuant to a service plan adopted by the Trust’s Board of Trustees, Service Organizations are entitled to receive payment for their services from the Trust of up to 0.50% (on an annualized basis) of the average daily net assets of the FST Cash Management Shares of the Funds, which are attributable to or held in the name of the Service Organization for its customers. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive a portion of the Funds’ service and administration fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

The Investment Adviser, Distributor and/or their affiliates may make additional payments or provide services to Service Organizations and other financial intermediaries (“Intermediaries”) to promote the sale, distribution and/or servicing of shares

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of the Funds and other Goldman Sachs Funds. These payments are in addition to the distribution, service and administration fees described in this Prospectus. These payments are made out of the Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Funds. Such payments are intended to compensate Intermediaries for, among other things: marketing shares of the Funds and other Goldman Sachs Funds, which may consist of payments relating to the Funds’ inclusion on preferred or recommended fund lists or in certain sales programs sponsored by the Intermediaries; access to the Intermediaries’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; and/or other specified services intended to assist in the distribution and marketing of the Funds and other Goldman Sachs Funds. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of FST Cash Management Shares, as well as sponsor various educational programs, sales contests and/or promotions. The payments by the Investment Adviser, Distributor and/or their affiliates which are in addition to the fees paid for these services by the Funds, may also compensate Intermediaries for subaccounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Intermediaries. In addition, certain Intermediaries may have access to certain services from the Investment Adviser, Distributor and/or their affiliates, including research reports and economic analysis, and portfolio analysis tools. In certain cases, the Intermediary may not pay for these services. Please refer to the “Payments to Intermediaries” section of the SAI for more information about these payments and services.

The payments made by the Investment Adviser, Distributor and/or their affiliates and the services received by an Intermediary may differ for different Intermediaries. The presence of these payments, receipt of these services and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact your Service Organization or other Intermediary for more information about the payments it receives and any potential conflicts of interest.

In addition to FST Cash Management Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance), have different minimum investment

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requirements and are entitled to different services than FST Cash Management Shares. Information regarding other share classes may be obtained from your Service Organization or from Goldman Sachs by calling the number on the back cover of this Prospectus.

What Is My Minimum Investment In The Funds?
The minimum initial investment requirement imposed upon Service Organizations for the purchase of FST Cash Management Shares is generally $10 million, alone or in combination with other assets under the management of GSAM and its affiliates. There is no minimum imposed upon additional investments. A Service Organization may, however, impose a different minimum amount for initial and additional investments in FST Cash Management Shares, and may establish other requirements such as a minimum account balance. A Service Organization may redeem FST Cash Management Shares held by non-complying accounts, and may impose a charge for any special services. Please see “Shares of the Trust” in the SAI for additional information about minimum investments.

What Else Should I Know About Share Purchases?
The Trust reserves the right to:

■	Refuse to open an account if you fail to (i) provide a Social Security Number or other taxpayer identification number; or (ii) certify that such number is correct (if required to do so under applicable law).
■	Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion.
■	Close a Fund to new investors from time to time and reopen any such Fund whenever it is deemed appropriate by a Fund’s Investment Adviser.
■	Modify or waive the minimum investment requirements.
■	Modify the manner in which shares are offered.

The Board of Trustees of the Trust has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares in light of the nature and high quality of the Funds’ investments.

Generally, non-U.S. citizens and certain U.S. citizens residing outside the United States may not open an account with the Funds.

The Funds may allow Service Organizations to purchase shares with securities instead of cash if consistent with a Fund’s investment policies and operations and if approved by the Fund’s Investment Adviser.

Notwithstanding the forgoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.

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Customer Identification Program.  Federal law requires the Funds to obtain, verify and record identifying information, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Funds. Applications without the required information may not be accepted by the Funds. After accepting an application, to the extent permitted by applicable law or their customer identification program, the Funds reserve the right to: (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Funds; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Funds are unable to verify an investor’s identity. The Funds and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to the customer identification program.

How Are Shares Priced?
The price you pay when you buy FST Cash Management Shares is a Fund’s next determined NAV for a share class after the Fund receives your order in proper form. The price you receive when you sell FST Cash Management Shares is a Fund’s next determined NAV for a share class with the redemption proceeds reduced by any applicable charges after the Fund receives your order in proper form. The Funds calculate NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class) Number of Outstanding Shares of the Class

Please note the following with respect to the price at which your transactions are processed:

■	NAV per share of each share class of the Treasury Instruments, Federal and Tax-Free Money Market Funds is generally calculated by the accounting agent on each business day as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) or such other times as the New York Stock Exchange or NASDAQ market may officially close. NAV per share of each share class of the Prime Obligations, Money Market, Treasury Obligations and Government Funds is generally calculated by the accounting agent on each business day as of 5:00 p.m. New York time. Shares may also be priced periodically throughout the day by the accounting agent. Fund shares will be priced on any day the New York Stock Exchange is open, except for days on which the Federal Reserve Bank is closed for local holidays. Fund shares will generally not be priced on any day the New York Stock Exchange is closed,

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although Fund shares may be priced on days when the New York Stock Exchange is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.

■	On any business day when the SIFMA recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.
■	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Although most money market securities settle on the same day as they are traded, investment transactions not settling on the same day are recorded and factored into a Fund’s NAV on the business day following trade date (T+1), consistent with industry practice. The use of T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their trade dates.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets is stopped at a time other than their regularly scheduled closing times. In the event the New York Stock Exchange and/or the bond markets do not open for business, the Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during this situation, please call 1-800-621-2550.

To help each Fund maintain its $1.00 share price, portfolio securities are valued at amortized cost in accordance with SEC regulations. Amortized cost will normally approximate market value. There can be no assurance that a Fund will be able at all times to maintain a NAV of $1.00 per share.

In addition, if an event that affects the value of a security occurs after the publication of market quotations used by a Fund to price its securities but before the close of trading on the New York Stock Exchange, the Trust in its discretion and consistent with applicable regulatory guidance may determine whether to make an adjustment in light of the nature and significance of the event.

When Do Shares Begin Earning Dividends?
If a wire purchase order is received on a business day by the deadline specified below and payment in federal funds is received by the Fund by the close of the

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Federal Reserve wire transfer system (normally, 6:00 p.m. New York time), then dividends will begin to accrue on the same business day that the wire purchase order is received:

Tax-Free Money Market Fund:

■	By 2:00 p.m. New York time
Treasury Instruments and Federal Funds:

■	By 3:00 p.m. New York time
Prime Obligations, Money Market, Treasury Obligations and Government Funds:

■	By 5:00 p.m. New York time

If a wire purchase order is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a wire purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the Fund by the close of the Federal wire transfer system that same day, your purchase will be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, Goldman Sachs, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of receipt.

     HOW TO SELL SHARES

How Can I Sell FST Cash Management Shares Of The Funds?
Generally, FST Cash Management Shares may be sold (redeemed) only through Service Organizations. Customers of a Service Organization will normally give their redemption instructions to the Service Organization, and the Service Organization will, in turn, place redemption orders with the Funds. Generally, each Fund will redeem its FST Cash Management Shares upon request on any business day the Fund is open at the NAV next determined after receipt of such request in proper form. Redemption proceeds may be sent to recordholders by check or by wire (if the wire instructions are designated on the current record of the Transfer Agent).

A Service Organization may request redemptions by electronic trading platform, in writing or by telephone (unless the Service Organization opts out of the telephone redemption privilege on the Account Application).

Generally, any redemption request that requires money to go to an account or address other than that designated in the current records of the Transfer Agent must be in writing and signed by an authorized person (a Medallion signature guarantee

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may be required). The written request may be confirmed by telephone with both the requesting party and the designated bank to verify instructions.

Certain Service Organizations are authorized to accept redemption requests on behalf of the Funds as described under “What Do I Need To Know About Service Organizations?”

When Do I Need A Medallion Signature Guarantee To Redeem Shares?
A Medallion signature guarantee may be required if:

■	You would like the redemption proceeds sent to an address that is not your address of record; or
■	You would like the redemption proceeds sent to a bank account that is not designated in the current records of the Transfer Agent.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. Additional documentation may be required.

What Do I Need To Know About Telephone Redemption Requests?
The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

■	Telephone requests are recorded.
■	Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address or account).
■	For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the bank account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, a redemption request must be in the form of a written letter (a Medallion signature guarantee may be required).
■	The telephone redemption option may be modified or terminated at any time without prior notice.

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Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.

When Will Redemption Proceeds Be Wired?
Redemption proceeds will normally be wired to the domestic bank account designated on a Service Organization’s account application as follows:

Redemption Request Received	Redemption Proceeds	Dividends
Tax-Free Money Market Fund:

■ By 1:00 p.m. New York time	Wired same business day	Not earned on day request is received

	Checks sent next business day	Earned on day request is received

Treasury Instruments and Federal Funds:

■ By 3:00 p.m. New York time	Wired same business day	Not earned on day request is received

	Checks sent next business day	Earned on day request is received

Prime Obligations, Money Market, Treasury Obligations and Government Funds:

■ By 5:00 p.m. New York time	Wired same business day	Not earned on day request is received

	Checks sent next business day	Earned on day request is received

■	Although redemption proceeds will normally be wired as described above, under certain circumstances, redemption proceeds may be paid the next business day following receipt of a properly executed wire transfer redemption request (or up to three business days later with respect to the Tax-Free Money Market Fund). Redemption requests or payments may be postponed or suspended as permitted under Section 22(e) of the Investment Company Act and the regulations thereunder. Generally, under that section, redemption requests or payments may be postponed or suspended if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of a Fund’s net assets not reasonably practicable; or (iii) the SEC, by order, permits the suspension of the right of redemption.

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■	If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days.
■	If the Federal Reserve Bank is closed on the day the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve Bank reopens.
■	To change the bank designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent.
■	Neither the Trust nor Goldman Sachs assumes any responsibility for the performance of financial intermediaries or your Service Organization in the transfer process. If a problem with such performance arises, you should deal directly with such financial intermediaries or your Service Organization.

What Else Do I Need To Know About Redemptions?
The following generally applies to redemption requests:

■	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.
■	Service Organizations and other institutions (including banks, trust companies, brokers and investment advisers) (“Institutions”) are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Service Organizations and Institutions may set times by which they must receive redemption requests. Service Organizations and Institutions may also require additional documentation from you.

The Trust reserves the right to:

■	Redeem your shares in the event a Service Organization’s relationship with Goldman Sachs is terminated and you do not transfer your account to another Service Organization with a relationship with Goldman Sachs.
■	Subject to applicable law, redeem your shares in other circumstances determined by the Board of Trustees to be in the best interest of the Trust.
■	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities.
■	Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check be returned to a Fund as undeliverable or remain uncashed for six months. This provision may not apply to certain retirement or qualified accounts or to a closed account. No interest will accrue on amounts represented by uncashed checks.
■	Charge an additional fee in the event a redemption is made via wire transfer.

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None of the Trust, Investment Adviser, nor Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from a redemption.

Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman Sachs Fund?
A Service Organization may exchange FST Cash Management Shares of a Fund at NAV for certain shares of another Goldman Sachs Fund. Redemptions of shares (including by exchange) of certain Goldman Sachs Funds offered in other prospectuses may, however, be subject to a redemption fee if shares are held for 30 days or less (60 days or less with respect to certain other Goldman Sachs Funds). The exchange privilege may be materially modified or withdrawn at any time upon 60 days written notice.

You should keep in mind the following factors when making or considering an exchange:

■	You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange.
■	Currently the Funds do not impose any charge for exchanges, although the Funds may impose a charge in the future.

■	All exchanges which represent an initial investment requirement in a Goldman Sachs Fund must satisfy the minimal initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into a Fund need not meet the traditional minimum investment requirements for that Fund if the entire balance of the original Goldman Sachs Fund account is exchanged.

■	Exchanges are available only in states where exchanges may be legally made.
■	It may be difficult to make telephone exchanges in times of unusual economic or market conditions.
■	Goldman Sachs may use reasonable procedures described under “What Do I Need to Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
■	Normally, a telephone exchange will be made only to an identically registered account.
■	A Medallion signature guarantee may be required.
■	Exchanges into Goldman Sachs Funds that are closed to new investors may be restricted.
■	Exchanges into a Fund from another Goldman Sachs Fund may be subject to any redemption fee imposed by the other Goldman Sachs Fund.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the

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exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

What Are The Distribution Fees Paid By FST Cash Management Shares?
The Trust has adopted a distribution plan (the “Plan”) under which FST Cash Management Shares bear distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. If the fees received by Goldman Sachs pursuant to the Plan exceed its expenses, Goldman Sachs may realize a profit from this arrangement.

Under the Plan, Goldman Sachs is entitled to a monthly fee from each Fund for distribution services equal, on an annual basis, to 0.30% of a Fund’s average daily net assets attributed to FST Cash Management Shares. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive a portion of the Funds’ distribution fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

The distribution fees are subject to the requirements of Rule 12b-1 under the Investment Company Act, and may be used (among other things) for:

■	Compensation paid to and expenses incurred by Service Organizations, Goldman Sachs and their respective officers, employees and sales representatives;
■	Commissions paid to Service Organizations;
■	Allocable overhead;
■	Telephone and travel expenses;
■	Interest and other costs associated with the financing of such compensation and expenses;
■	Printing of prospectuses for prospective shareholders;
■	Preparation and distribution of sales literature or advertising of any type; and
■	All other expenses incurred in connection with activities primarily intended to result in the sale of FST Cash Management Shares.

What Types Of Reports Will Be Sent Regarding Investments In FST Cash Management Shares?
Service Organizations will receive from the Funds annual shareholder reports containing audited financial statements and semi-annual shareholder reports. Service Organizations will also be provided with a monthly account statement. Service Organizations are responsible for providing these or other reports to their customers who are the beneficial owners of FST Cash Management Shares in accordance with the rules that apply to their accounts with the Service Organizations. In addition, Service Organizations and other financial intermediaries will be responsible for providing any communication from a Fund to shareholders, including but not

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limited to prospectuses, prospectus supplements, proxy materials and notices regarding the sources of dividend payments under Section 19 of the Investment Company Act.

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Taxation

As with any investment, you should consider how your investment in the Funds will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen or resident.

Unless your investment is through an IRA or other tax-advantaged account, you should consider the possible tax consequences of Fund distributions.

Taxes on Distributions: Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income. Fund distributions of investment income are generally taxable as ordinary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

It is anticipated that substantially all of the distributions by the Funds, other than the Tax-Free Money Market Fund, will be taxable as ordinary income. You should note that these distributions will not qualify for the reduced tax rate currently applicable to certain qualified dividends because the Funds’ investment income will consist generally of interest income rather than corporate dividends.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in December but paid in January will be taxable as if they were paid in December. The Funds will inform shareholders of the character and tax status of all distributions promptly after the close of each calendar year.

Distributions from the Tax-Free Money Market Fund that are designated as “exempt interest dividends” are generally not subject to federal income tax. However, you should note that, while the Fund intends to avoid such investments, a portion of the exempt-interest dividends paid by the Tax-Free Money Market Fund may be attributable to investments in securities, the interest on which will be a preference item when determining your federal AMT liability. Exempt-interest dividends are also taken into account in determining the taxable portion of social security or railroad retirement benefits. Any interest on indebtedness incurred by you to purchase or carry shares in the Tax-Free Money Market Fund generally will not be deductible for federal income tax purposes.

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TAXATION

To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes.

Other Information: When you open your account, you should provide your social security or tax identification number on your Account Application. By law, each Fund must withhold 28% (currently scheduled to increase to 31% after 2010) of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the Internal Revenue Service instructs the Fund to do so.

Non-U.S. investors are generally subject to U.S. withholding tax and may be subject to U.S. estate tax. But, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Distributions before September 1, 2010, of qualified interest income and short-term capital gains by the Treasury Obligations Fund, Treasury Instruments Fund, Government Fund, Federal Fund and the Tax-Free Money Market Fund paid to non-U.S. investors are not expected to be subject to withholding. Distributions of interest and short-term capital gains by the Prime Obligations Fund and the Money Market Fund paid to non-U.S. investors will be generally subject to withholding. More information about U.S. taxation and non-U.S. investors is included in the SAI.

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Appendix A
Additional Information on the
Funds

This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental policies and investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. A Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies.

U.S. Treasury Obligations and U.S. Government Securities. Certain Funds may invest in U.S. Treasury Obligations, which include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”). U.S. Treasury Obligations may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate of inflation.

Certain Funds may invest in U.S. Government Securities. Unlike U.S. Treasury Obligations, U.S. Government Securities can be supported by either (i) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”)); (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer.

U.S. Government Securities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds.

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APPENDIX A

Some Funds invest in U.S. Treasury Obligations and certain U.S. Government Securities the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks and Tennessee Valley Authority.

U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Bank Obligations. Certain Funds may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Funds may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Money Market Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Commercial Paper. Certain Funds may invest in commercial paper, including variable amount master demand notes and asset-backed commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in

69

bearer form by banks or bank holding companies, corporations, finance companies and other issuers. The commercial paper that may be purchased by a Fund consists of direct U.S. dollar-denominated obligations of domestic or, in the case of the Money Market Fund, foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.

Short-Term Obligations of Corporations or Other Entities. Certain Funds may invest in other short-term obligations, including master demand notes and short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A master demand note permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand note may be increased from time to time by the parties (subject to specified maximums) or decreased by the Fund or the issuer. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by a Fund may be regarded as illiquid.

Repurchase Agreements. Certain Funds may enter into repurchase agreements with securities dealers and banks. Repurchase agreements are similar to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation.

If the seller under a repurchase agreement defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy or insolvency proceedings concerning the seller, a Fund could suffer additional losses if the collateral held by the Fund is subject to a court “stay” that prevents the Fund from promptly selling the collateral. If this occurs, the Fund will bear the risk that the value of the collateral will decline below the

70

APPENDIX A

repurchase price. Furthermore, a Fund could experience a loss if a court determines that the Fund’s interest in the collateral is not enforceable.

In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders. In addition, certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Asset-Backed and Receivables-Backed Securities. Certain Funds may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. There is no guarantee that private guarantors, or insurers of an asset-backed security, if any, will meet their obligations. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Asset-backed securities may also be subject to increased volatility and may become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally. Certain mortgage-backed securities (especially those backed by sub-prime and second-lien loans) have declined in value in light of recent market and economic developments, and such developments have led to reduced demand and

71

limited liquidity for certain mortgage-related securities. Unexpected increases in default rates with regard to the underlying mortgages and increased price volatility, in addition to liquidity constraints, may make these securities more difficult to value or dispose of than may have been the case previously. These events may have an adverse effect on the Funds to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Foreign Government Obligations and Related Foreign Risks. The Money Market Fund may invest in foreign government obligations. Foreign government obligations that the Fund invests in are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs.

Investments by the Fund in foreign securities, whether issued by a foreign government, bank, corporation or other issuer, may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks. The legal remedies for investors may be more limited than the remedies available in the United States. In addition, changes in the exchange rate of a foreign currency relative to the U.S. dollar (e.g., weakening of the currency against the U.S. dollar) may adversely affect the ability of a foreign issuer to pay interest and repay principal on an obligation.

Municipal Obligations. Certain Funds may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia. Municipal obligations in which a Fund may invest include fixed rate notes and similar debt instruments; variable and floating rate demand instruments; tax-exempt commercial paper; municipal bonds; and unrated notes, paper, bonds or other instruments.

Municipal Notes and Bonds. Municipal notes include tax anticipation notes (“TANs”), revenue anticipation notes (“RANs”), bond anticipation notes (“BANs”), tax and revenue anticipation notes (“TRANs”) and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal obligation. Revenue bonds are backed by the revenues

72

APPENDIX A

of a project or facility such as the tolls from a government-owned toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority’s obligations. Industrial development bonds (“private activity bonds”) are a specific type of revenue bond backed by the credit and security of a private user and, therefore, have more potential risk. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity and average portfolio life. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Revenue Anticipation Warrants. Revenue Anticipation Warrants (“RAWs”) are issued in anticipation of the issuer’s receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer’s payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

73

Industrial Development Bonds. Certain Funds may invest in industrial development bonds (private activity bonds). Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user, the interest from which would be an item of tax preference when distributed by a Fund as “exempt-interest dividends” to shareholders under the AMT.

Other Municipal Obligation Policies. Certain Funds may invest 25% or more of the value of their respective total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one municipal obligation would also affect the other municipal obligation. For example, a Fund may invest all of its assets in (a) municipal obligations the interest of which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities; (b) municipal obligations whose issuers are in the same state; or (c) industrial development obligations (except where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry). A Fund’s investments in these municipal obligations will subject the Fund, to a greater extent, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of investment.

Municipal obligations may also include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligation bonds are supported by the moral commitment but not the legal obligation of a state or municipality. Municipal leases, certificates of participation and moral obligation bonds present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments under these instruments.

Municipal obligations may be backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States or by other financial institutions such as insurance companies which may issue insurance policies with respect to municipal obligations. The credit quality of these banks, insurance companies and other financial institutions could, therefore, cause a loss to a Fund that invests in municipal obligations. The insurance companies’ exposure to securities involving sub-prime mortgages may cause insurer rating downgrade or insolvency, which may affect the prices and liquidity of municipal obligations insured by the insurance company. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because

74

APPENDIX A

of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

In order to enhance the liquidity, stability or quality of a municipal obligation, a Fund may acquire the right to sell the obligation to another party at a guaranteed price and date.

In purchasing municipal obligations, a Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. A Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.

Custodial Receipts. Certain Funds may invest in custodial receipts (including tender option bonds, see above for more information) representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Fund is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, a Fund will bear its proportionate share of the fees and expenses charged to the custodial account.

Other Investment Companies. Certain Funds may invest in securities of other investment companies, subject to statutory limitations prescribed by the Investment Company Act. These limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment

75

company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies.

Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, a Fund may invest in other investment companies and money market funds beyond the statutory limits described above. Some of those investment companies and money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Fund.

Floating and Variable Rate Obligations. The Funds may purchase various floating and variable rate obligations, including tender option bonds. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to the conditions for using amortized cost valuation under the Investment Company Act, a Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Treasury Obligation or U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks. A Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

When-Issued Securities and Forward Commitments. Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to a Fund at the time of entering into the transaction. A forward commitment

76

APPENDIX A

involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, a Fund must “set-aside” liquid assets, or engage in other appropriate measures to “cover” its obligations.

Illiquid Securities. Each Fund may invest up to 5% of its total assets (measured at the time of purchase) in illiquid securities (i.e., securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to them by the Fund). Illiquid securities include:

■	Both domestic and foreign securities that are not readily marketable
■	Certain municipal leases and participation interests
■	Certain stripped mortgage-backed securities
■	Repurchase agreements and time deposits with a notice or demand period of more than seven days
■	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended.

Investing in restricted securities may decrease the liquidity of a Fund’s portfolio. Securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perception.

Borrowings. Each Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional investments if borrowings exceed 5% of its net assets. For more information, see the SAI.

Downgraded Securities. After its purchase, a portfolio security may be assigned a lower rating or cease to be rated. If this occurs, a Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and its shareholders.

77

Risks of Large Shareholder Redemptions. Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s shares. Redemptions by these funds, accounts or individuals of their holdings in a Fund may impact the Fund’s liquidity and NAV. These redemptions may also force a Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

78

Appendix B
Financial Highlights

Because FST Cash Management Shares have not commenced operations as of the date of this Prospectus, financial highlights are not available.

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Financial Square Funds
Prospectus (FST Cash Management Shares)

     FOR MORE INFORMATION

Annual/Semi-annual Report
Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information
Additional information about the Funds and their policies is also available in the Funds’ SAI. The SAI is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Funds’ annual and semi-annual reports, and the SAI, are available free upon request by calling Goldman Sachs at 1-800-621-2550. You can also access and download the annual and semi-annual reports and the SAI at the Funds’ website: http://www.goldmansachsfunds.com.

From time to time, certain announcements and other information regarding the Funds may be found at http://www.gs.com/gsam/redirect/announcements/individuals for individual investors, http://www.gs.com/gsam/redirect/announcements/institutions for institutional investors or http://www.gs.com/gsam/redirect/announcements/advisors for advisors.

To obtain other information and for shareholder inquiries:

■ By telephone:	1-800-621-2550
■ By mail:	Goldman Sachs Funds P.O. Box 06050 Chicago, IL 60606-6306
■ On the Internet:	SEC EDGAR database – http://www.sec.gov

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090.

The Funds’ investment company registration number is 811-05349.
Goldman Sachs Financial Square Fundssm is a service mark of Goldman, Sachs & Co.
GSAM® is a registered service mark of Goldman, Sachs & Co.

FSPROCM

Prospectus	FST Service, FST Class B and FST Class C Shares May 14, 2010

GOLDMAN SACHS FINANCIAL SQUARE FUNDSSM

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
Prime Obligations Fund ■ FST Service Shares: FBSXX ■ FST Class B Shares: GOBXX ■ FST Class C Shares: GPCXX

1	Prime Obligations Fund—Summary

6	Investment Management Approach

13	Risks of the Fund

17	Service Providers

22	Dividends

23	Shareholder Guide
	23	How to Buy Shares
	35	How to Sell Shares

46	Taxation

48	Appendix A Additional Information on the Fund

57	Appendix B Financial Highlights

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Prime Obligations Fund—Summary

Investment Objective

The Prime Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Prime
	Obligations
	Fund
	Service	Class B		Class C
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None	None		None
Maximum Deferred Sales Charge (Load)[1]	None	5.0%		1.0%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None		None
Redemption Fees	None	None		None
Exchange Fees	None	None		None
Annual Fund Operating Expenses[2] (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%	0.21%		0.21%
Distribution and Service (12b-1) Fees	None	1.00%		1.00%
Other Expenses	0.52%	0.02%		0.02%
Service Fees	0.25%	No	ne	No	ne
Shareholder Administration Fees	0.25%	No	ne	No	ne
All Other Expenses	0.02%	0.02%		0.02%

Total Annual Fund Operating Expenses	0.73%	1.23%		1.23%
Fee Waiver[3]	(0.05)%	(0.05)%		(0.05)%

Total Annual Fund Operating Expenses After Fee Waiver	0.68%	1.18%		1.18%

[1]	A contingent deferred sales charge (“CDSC”) is imposed on FST Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on FST Class C Shares redeemed within 12 months of purchase.

[2]	The Fund’s annual operating expenses have been estimated to reflect expenses expected to be incurred during the current fiscal year.

[3]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least May 14, 2011, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

1

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Service Shares, FST Class B Shares and/or FST Class C Shares of the Fund for the time periods indicated and then redeem all of your FST Service, FST Class B or FST Class C Shares at the end of those periods. The Example also assumes that FST Class B Shares convert to FST Service Shares eight years after purchase, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

FST Service Shares	$69	$228	$401	$902
FST Class B Shares*
– Assuming complete redemption at end of period	$620	$685	$871	$1,346
– Assuming no redemption	$120	$385	$671	$1,346
FST Class C Shares
– Assuming complete redemption at end of period	$220	$385	$671	$1,485
– Assuming no redemption	$120	$385	$671	$1,485

*	Class B Shares convert to Service Shares eight years after purchase; therefore, Class B expenses in the hypothetical example above assume this conversion.

Principal Strategy

The Fund pursues its investment objective by investing in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon

2

as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

■	Credit/Default Risk—An issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement, may default on its obligation to pay interest and repay principal. Additionally, the credit quality of the Fund’s portfolio securities may deteriorate rapidly, which may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

■	Interest Rate Risk—When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

■	Market Risk—The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

■	U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks chartered or sponsored by Acts of Congress are not backed by the full faith and credit of the United States. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

■	Stable NAV Risk—The Fund may not be able to maintain a NAV per share of $1.00 at all times. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Service Shares from year to year for up to the last ten years (with respect to the bar chart); and (b) the average annual total returns of the Fund’s FST Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and expense limitations in effect. Updated performance information is available at no cost at www.goldmansachsfunds.com or by calling 1-800-526-7384.

3

TOTAL RETURN	CALENDAR YEAR (FST Service Shares)*
Best Quarter Q3 ’00 1.53% Worst Quarter Q3 ’09 0.00%

     AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2009	1 Year	5 Years	10 Years	Since Inception
FST Service Shares (Inception 1/8/92)*	0.07%	2.79%	2.60%	3.38%

*	Because FST Class B and FST Class C Shares have not commenced operations as of the date of this Prospectus, the figures shown above provide performance for FST Service Shares of the Fund; FST Class B and FST Class C Shares would have similar returns (because these share classes represent interests in the same portfolio of securities) that would differ only to the extent that they have higher expenses and may impose CDSCs.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

Investors wishing to purchase shares of the Fund are generally required to purchase FST Service Shares. FST Class B and FST Class C Shares will typically be acquired in an exchange for Class B or Class C Shares, respectively, of another Goldman Sachs Fund. The minimum initial investment for FST Service Shares is generally $10 million, which is imposed upon institutions that have agreed to provide administration and personal account maintenance services to their customers who are the beneficial owners of FST Service Shares, except in the following situations involving the following types of current and prospective shareholders: (a) a minimum initial investment of $1,000 is imposed upon those individual investors that wish to acquire FST Service Shares of the Fund through broker-dealers and certain other intermediaries in exchange for shares of other Goldman Sachs Funds; and (b) there is no minimum initial investment for those individual investors that are offered FST Service Shares of the Fund through an employer sponsored benefit plan. The minimum initial investment for FST Class C Shares is, generally, $1,000, except that no minimum initial investment is imposed on

4

investors that are offered FST Class C Shares of the Fund as an option through an employer sponsored benefit plan. FST Service Shares and FST Class C Shares generally have no minimum subsequent investment amount, except for certain retirement accounts, automatic investment plan accounts and Uniform Gift/Transfer to Minors Accounts, for which the minimum is $50.

FST Class B Shares are generally no longer available for purchase by current or prospective investors. However, shareholders invested in Class B Shares of other Goldman Sachs Funds may exchange these Shares for FST Class B Shares of the Fund. No minimum initial investment requirement will be imposed on ILA Prime Obligations Portfolio Class B shareholders wishing to exchange their ILA Prime Obligations Portfolio Class B Shares for FST Class B Shares of the Fund.

You may purchase and redeem (sell) shares of the Fund on any business day through certain brokers, registered investment advisers and other financial institutions (“Authorized Institutions”).

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through an Authorized Institution, the Fund and/or its related companies may pay the Authorized Institution for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Authorized Institution and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Authorized Institution website for more information.

5

Investment Management Approach

     INVESTMENT OBJECTIVE

The Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

     PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing in U.S. Government Securities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

In order to obtain a rating from a rating organization, the Fund may be subject to additional investment restrictions.

6

INVESTMENT MANAGEMENT APPROACH

Goldman Sachs Asset Management, L.P. (“GSAM®”) serves as investment adviser to the Fund. GSAM is referred to in this Prospectus as the “Investment Adviser.”

Goldman Sachs’ Money Market Investment Philosophy:
The Fund is managed to seek preservation of capital, daily liquidity and maximum current income. With respect to the Fund, the Investment Adviser follows a conservative, risk-managed investment process that seeks to:

■	Manage credit risk
■	Manage interest rate risk
■	Manage liquidity

Since 1981, the Investment Adviser has actively managed the Goldman Sachs Money Market Funds to provide investors with the greatest possible preservation of principal and income potential.

INVESTMENT PROCESS

1. Managing Credit Risk
The Investment Adviser’s process for managing credit risk emphasizes:

■	Intensive research—The Credit Department, a separate operating entity of Goldman, Sachs & Co. (“Goldman Sachs”, or “GS&Co.”), approves all money market fund eligible securities for the Fund. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of Goldman Sachs.

■	Timely updates—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via computer link.

The Result: An “approved” list of high-quality credits—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which offer the best available risk-return trade-off within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for the Fund, although it is not required to sell the security.

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2. Managing Interest Rate Risk
Three main steps are followed in seeking to manage interest rate risk:

■	Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets—WAM (the weighted average time until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the portfolio management team based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside the firm.

■	Implement optimum portfolio structure—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and the Fund’s asset volatility, are used to identify the most effective portfolio structure.
■	Conduct rigorous analysis of new securities—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Fund.

3. Managing Liquidity
Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect liquidity of a money market portfolio include:

■	The Fund’s investors and other factors that influence the asset volatility of the Fund;
■	Technical events that influence the trading range of federal funds and other short-term fixed-income markets; and
■	Bid-ask spreads associated with securities in the portfolios.

The Benchmark for the Fund is an iMoneyNet, Inc. Index. The Fund uses the iMoneyNet Index which best corresponds to the Fund’s eligible investments.

References in this Prospectus to a benchmark are for informational purposes only, and unless otherwise noted are not an indication of how the Fund is managed.

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INVESTMENT MANAGEMENT APPROACH

Additional Fund Characteristics and Restrictions

■	The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act. Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria including conditions relating to maturity, diversification and credit quality. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the “SAI”).
■	The Investors: The Fund is designed for investors seeking a high rate of return, a stable NAV and convenient liquidation privileges.
■	NAV: The Fund seeks to maintain a stable NAV of $1.00 per share. There can be no assurance that the Fund will be able at all times to maintain a NAV of $1.00 per share.
■	Maximum Remaining Maturity of Portfolio Investments: 13 months (as determined pursuant to Rule 2a-7) at the time of purchase.

■	Dollar-Weighted Average Portfolio Maturity: Not more than 60 days (as required by Rule 2a-7).

■	Dollar-Weighted Average Portfolio Life: Not more than 120 days (as required by Rule 2a-7).

■	Investment Restrictions: The Fund is subject to certain investment restrictions that are described in detail under “Investment Restrictions” in the SAI. Fundamental investment restrictions and the investment objective of the Fund cannot be changed without approval of a majority of the outstanding shares of the Fund. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed by the Board of Trustees without shareholder approval.
■	Diversification: Diversification can help the Fund reduce the risks of investing. In accordance with current regulations of the Securities and Exchange Commission (the “SEC”), the Fund may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer, except that the Fund may invest up to 25% of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies. In addition, securities subject to certain unconditional guarantees are subject to different diversification requirements as described in the SAI.

■	Portfolio Liquidity: The Fund is required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, the Fund must hold at least 10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets” (each as defined by Rule 2a-7), and the Fund may not acquire an illiquid security if, after the

9

purchase, more than 5% of the Fund’s total assets would consist of illiquid assets.

     ADDITIONAL PERFORMANCE INFORMATION

Note that the “Best Quarter” and “Worst Quarter” figures shown in the “Performance” section of the Fund’s Summary are applicable only to the time period covered by the bar chart.

     INVESTMENT PRACTICES AND SECURITIES

The table below identifies some of the investment techniques that may (but are not required to) be used by the Fund in seeking to achieve its investment objective. Numbers in the table show allowable usage only; for actual usage, consult the Fund’s annual/semi-annual report. For more information about these and other investment practices and securities, see Appendix A. The Fund publishes on its website (http://www.goldmansachsfunds.com) its complete portfolio holdings as of the end of each month subject to a fifteen calendar day lag between the date of the information and the date on which the information is disclosed. The Fund also publishes its holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This information will be available on the website until the next publish date or the date on which the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC. In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling 1-800-621-2550. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI.

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INVESTMENT MANAGEMENT APPROACH

Investment Policies Matrix

Prime
Obligations
Fund
U.S. Treasury Obligations	■[1]

U.S. Government Securities	■

Bank Obligations	■ U.S. banks only[2]

Commercial Paper	■

Short-Term Obligations of Corporations and Other Entities	■ U.S. entities only

Repurchase Agreements	■

Asset-Backed and Receivables-Backed Securities	■

Municipals	■[3]

Custodial Receipts	■

Unrated Securities[4]	■

Investment Companies	■
Up to 10% of total assets in other investment companies[5]

Private Activity Bonds	■

Credit Quality[4]	First Tier[6]

Summary of Taxation for Distributions[7]	Taxable federal and state[8]

Miscellaneous	Reverse repurchase agreements not permitted.

Note: See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 12 for all footnotes.

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[1]	Issued or guaranteed by the U.S. Treasury.

[2]	Including foreign branches of U.S. banks.

[3]	Will only make such investments when yields on such securities are attractive compared to other taxable investments.

[4]	To the extent permitted by Rule 2a-7, securities without short-term ratings may be purchased if they are deemed to be of comparable quality to First Tier Securities. In addition, the Fund may rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or demand feature.

[5]	This percentage limitation does not apply to the Fund’s investments in investment companies (including exchange-traded funds) where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.

[6]	First Tier Securities are (a) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations (“NRSROs”), or if only one NRSRO has assigned a rating, by that NRSRO; or (b) issued or guaranteed by, or otherwise allow the Fund under certain conditions to demand payment from, an entity with such ratings. U.S. Government Securities are considered First Tier Securities.

[7]	See “Taxation” for an explanation of the tax consequences summarized in the table above.

[8]	Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S. Government Securities.

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Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The principal risks of the Fund are discussed in the Summary section of this Prospectus. The following gives additional information on the risks that apply to the Fund and may result in a loss of your investment. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Prime
Risk Category	Obligations
• Applicable	Portfolio
Stable NAV	•
Interest Rate	•
Credit/Default	•
Management	•
Market	•
Liquidity	•
U.S. Government Securities	•
Banking Industry	•

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■	Stable NAV Risk—The risk that the Fund will not be able to maintain a NAV per share of $1.00 at all times. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
■	Interest Rate Risk—The risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield will tend to be higher. A low interest rate environment poses additional risks to the Fund. Low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
■	Credit/Default Risk—The risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement, may default on its obligation to pay interest and repay principal.

The credit quality of the Fund’s portfolio securities may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of the Fund’s holding may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

■	Management Risk—The risk that a strategy used by the Investment Adviser may fail to produce the intended results.
■	Market Risk—The risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions. Price changes may be temporary or last for extended periods. The Fund’s investments may be overweighted from time to time in one or more industry sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.
■	Liquidity Risk—The risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perception. While the Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s ability to maintain a $1.00 share price or prevent the Fund from being able to take advantage of other investment opportunities.

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RISKS OF THE FUND

Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within a short period of time because of unusual market conditions, an unusually high volume of redemption requests or other reasons. Although the Fund reserves the right to meet redemption requests through in-kind distributions, to date the Fund has not paid redemptions in-kind. While the Fund may pay redemptions in-kind in the future, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a $1.00 share price.

Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment Adviser, may from time to time own or control a significant percentage of the Fund’s shares. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients, and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders of their shares of the Fund may further increase the Fund’s liquidity risk and may impact the Fund’s NAV.

■	U.S. Government Securities Risk—The risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many types of U.S. Government Securities may be purchased by the Fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In September 2008, the U.S. Treasury and the Federal Housing Finance Administration (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed into a conservatorship under FHFA. The effect that this conservatorship will have on the entities’ debt and securities guaranteed by the entities is unclear.
■	Banking Industry Risk—The risk that an adverse development in the banking industry may affect the value of the Fund’s investments more than if the Fund’s investments were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles.

15

More information about the Fund’s portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

16

Service Providers

     INVESTMENT ADVISER

Investment Adviser	Fund
Goldman Sachs Asset Management, L.P. (“GSAM”) 200 West Street New York, New York 10282	Prime Obligations

GSAM has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman Sachs. As of December 31, 2009, GSAM, including its investment advisory affiliates, had assets under management of $753.4 billion.

The Investment Adviser provides day-to-day advice regarding the Fund’s portfolio transactions. The Investment Adviser makes the investment decisions for the Fund and places purchase and sale orders for the Fund’s portfolio transactions in U.S. and foreign markets. As permitted by applicable law, and exemptive relief obtained by the Investment Adviser, Goldman Sachs and the Fund, these orders may be directed to any broker-dealers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The Investment Adviser also performs the following additional services for the Fund:

■	Supervises all non-advisory operations of the Fund
■	Provides personnel to perform necessary executive, administrative and clerical services to the Fund
■	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities
■	Maintains the records of the Fund
■	Provides office space and all necessary office equipment and services

Pursuant to SEC exemptive orders, the Fund may enter into principal transactions in certain money market instruments, including repurchase agreements, with Goldman Sachs.

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     MANAGEMENT FEES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of the Fund’s average daily net assets):

		Actual Rate
		For the Fiscal
		Period Ended
Fund	Contractual Rate	August 31, 2009*
Prime Obligations	0.205%	0.16%

*	The Fund’s fiscal year end changed from December 31 to August 31 effective January 1, 2009. The Investment Adviser has agreed to waive a portion of its Management Fee equal annually to 0.045% of the Fund’s average daily net assets. This waiver will remain in effect through at least May 14, 2011, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. This management fee waiver may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

The Investment Adviser may waive a portion of its management fee from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place. Due to the current low yield environment, the Investment Adviser may voluntarily waive a portion of its management fees. This temporary waiver may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.

The Investment Adviser has agreed to reduce or limit the Fund’s “Other Expenses” (excluding management fees, distribution fees, service fees, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit deductions) equal on an annualized basis to 0.014% of the Fund’s average daily net assets. This arrangement will remain in place through at least May 14, 2011, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. This expense limitation may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement for the Fund in 2009 is available in the Fund’s annual report dated August 31, 2009.

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SERVICE PROVIDERS

     DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 200 West Street, New York, New York 10282, serves as the exclusive distributor (the “Distributor”) of the Fund’s shares. Goldman Sachs, 71 S. Wacker Drive, Chicago, Illinois 60606, also serves as the Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of average daily net assets of the Fund. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive a portion of the Fund’s transfer agency fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Fund. Goldman Sachs reserves the right to redeem at any time some or all of the shares acquired for its own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Fund or limit the Fund’s investment activities. Goldman Sachs is a full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets. As such, it acts as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and has other direct and indirect interests, in the global fixed income, currency, commodity, equity and other markets in which the Fund directly and indirectly invests. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Fund. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or

19

strategies used for other accounts managed by them, for the benefit of the management of the Fund. Goldman Sachs may restrict transactions for itself, but not for the Fund (or vice versa). The results of the Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs and it is possible that the Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Fund may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, the Fund may take a long position in a security at the same time that Goldman Sachs or other accounts managed by the Investment Adviser take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may adversely impact the Fund. Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and affect transactions in, securities of issuers held by the Fund, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund. For more information about conflicts of interest, see the SAI.

     LEGAL PROCEEDINGS

On April 16, 2010, the SEC brought an action under the U.S. federal securities laws in the U.S. District Court for the Southern District of New York against GS&Co. and one of its employees alleging that they made materially misleading statements and omissions in connection with a 2007 private placement of securities relating to a synthetic collateralized debt obligation sold to two institutional investors. GS&Co. and/or other affiliates of The Goldman Sachs Group, Inc. have received or may in the future receive notices and requests for information from various regulators, and have become or may in the future become involved in legal proceedings, based on allegations similar to those made by the SEC or other matters.

20

SERVICE PROVIDERS

Neither GSAM nor any GSAM-managed funds have been named in the complaint. Moreover, the SEC complaint does not seek any penalties against them or against any employee who is or has been part of GSAM.

In the view of GS&Co. and GSAM, neither the matters alleged in this or any such similar proceedings nor their eventual resolution are likely to have a material effect on the ability of GS&Co., GSAM or their affiliates to provide services to GSAM-managed funds. Due to a provision in the law governing the operation of mutual funds, the resolution of the SEC action could, under certain circumstances, result in a situation in which GS&Co., GSAM and their affiliates would be ineligible to serve as an investment adviser or principal underwriter for U.S.-registered mutual funds absent an exemption from the SEC. While there is no assurance that such an exemption would be granted, the SEC has granted this type of relief in the past.

21

Dividends

All or substantially all of the Fund’s net investment income will be declared as a dividend daily. Dividends will normally, but not always, be declared as of 5:00 p.m. New York time as a dividend and distributed monthly. You may choose to have dividends paid in:

■	Cash
■	Additional shares of the same class of the Fund
■	Shares of a similar or an equivalent class of another Goldman Sachs Fund.

Special restrictions may apply. See the SAI.

You may indicate your election on your Account Application. Any changes may be submitted in writing to the Transfer Agent (either directly or for accounts opened through an Authorized Institution, through your Authorized Institution) at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the Fund.

Dividends will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in the Fund’s daily distributions. Net short-term capital gains may at times represent a significant component of the Fund’s daily distributions (e.g., during periods of extremely low interest rates).

The Fund may distribute at least annually other realized capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the subsequent calendar year. The realized gains and losses are not expected to be of an amount which would affect the Fund’s NAV of $1.00 per share.

22

Shareholder Guide

The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the Fund’s shares.

     HOW TO BUY SHARES

How Can I Purchase FST Service, FST Class B and FST Class C Shares Of The Fund?
You may purchase shares of the Fund through certain brokers, registered investment advisers and other financial institutions (“Authorized Institutions”). Investors wishing to purchase shares of the Fund are generally required to purchase FST Service Shares. FST Class B and FST Class C Shares of the Fund will typically be acquired in an exchange for Class B and Class C Shares, respectively, of another Goldman Sachs Fund. If you do not specify in your instructions to your Authorized Institution which class of shares you wish to purchase, your Authorized Institution will assume that the instructions apply to FST Service Shares since, unlike FST Class B and FST Class C Shares, they are normally not subject to a CDSC and have lower fees.

In order to make an initial investment in the Fund, you must furnish to your Authorized Institution the information in the Account Application. An order will be processed upon receipt of payment.

To Open an Account:

■	Complete the Account Application
■	Mail your payment and Account Application to your Authorized Institution:

–	Your Authorized Institution is responsible for forwarding payment promptly to the Fund

The Fund will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalents, e.g., cashier’s checks, official bank checks, money orders, travelers cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Fund may accept cashier’s checks or official bank checks.

What Is My Minimum Investment In The Fund?
The minimum initial investment for FST Service Shares is $10 million, which is imposed upon institutions that have agreed to provide administration and personal account maintenance services to their customers who are the beneficial owners of FST Service Shares (“Service Organizations”), except with respect to: (i) individual investors that wish to acquire FST Service Shares of the Fund through broker-dealers and certain other intermediaries in exchange for shares of other Goldman

23

Sachs Funds; and (ii) employer sponsored benefit plans offering FST Service Shares of the Fund (“Retail FST Service Shareholders”).

The investment minimums for Retail FST Service Shareholders are described below. Unless otherwise noted, when referencing FST Service Shares this Prospectus is directed specifically to current and prospective Retail FST Service Shareholders.

For each account holding FST Class B Shares, FST Class C Shares, or which is established by a Retail FST Service Shareholder for the purpose of holding FST Service Shares, the following minimums must be met:

	Initial†	Additional*
Regular Accounts	$1,000	No minimum

Other Share Exchanges	$1,000 or full account share balance, whichever is less	No minimum

Employer Sponsored Benefit Plans	No minimum	No minimum

Uniform Gift/Transfer to Minors Accounts (UGMA/UTMA)	$250	$50

Individual Retirement Accounts and Coverdell ESAs	$250	$50

Automatic Investment Plan Accounts	$250	$50

†	No minimum investment requirements will be imposed with respect to ILA Prime Obligations Portfolio Class B and ILA Prime Obligations Portfolio Class C shareholders wishing to exchange their Shares for the Fund’s FST Class B and FST Class C Shares, respectively.

*	No minimum additional investment requirements are imposed with respect to investors trading through intermediaries who aggregate shares in omnibus or similar accounts (e.g., retirement plan accounts, wrap program accounts or traditional brokerage house accounts).

The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman Sachs or any of its affiliates and any Trustee or officer of the Trust. The minimum investment requirement may also be waived for certain mutual fund “wrap” programs at the discretion of the officers of the Goldman Sachs Trust (the “Trust”). No minimum amount is required for additional investments by such accounts.

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SHAREHOLDER GUIDE

What Alternative Sales Arrangements Are Available?
The Fund offers FST Service, FST Class B (subject to the limitations described herein) and FST Class C Shares through this Prospectus:

	FST Service Shares	FST Class B Shares*	FST Class C Shares
Maximum Amount You Can Buy in the Aggregate Across All Goldman Sachs Funds	No limit	$100,000†	$1,000,000**†

Initial Sales Charge	None	None	None

CDSC	None unless acquired in an exchange for shares subject to a CDSC	6 year declining CDSC with a maximum of 5%	1% if shares are redeemed within 12 months of purchase

Conversion Feature	None	FST Class B Shares automatically convert to FST Service Shares on or about the fifteenth day of the last month of the quarter that is 8 years after the purchase date	None

*	FST Class B Shares of the Fund are generally no longer available for purchase by new or existing shareholders, although shareholders invested in Class B Shares of other Goldman Sachs Funds may exchange these shares for FST Class B Shares of the Fund. See “Common Questions Applicable To FST Class B Shares” below.

†	These limits do not apply to ILA Prime Obligations Portfolio Class B (subject the limitations described elsewhere in this Prospectus) and ILA Prime Obligations Portfolio Class C Shareholders wishing to exchange their Shares for the Fund’s FST Class B and FST Class C Shares, respectively.

**	No additional FST Class C Shares may be purchased by an investor either in an initial purchase or in additional purchases if the current market value of all its Goldman Sachs Fund shares owned and/or purchased exceeds $1,000,000.

What Should I Know When I Purchase Shares Through An Authorized Institution?
Authorized Institutions and other financial intermediaries may provide varying arrangements for their clients to purchase and redeem Fund shares. In addition, Authorized Institutions and other financial intermediaries are responsible for providing to you any communication from the Fund to its shareholders, including but not limited to, prospectuses, prospectus supplements, proxy materials and notices regarding the source of dividend payments under Section 19 of the

25

Investment Company Act. They may charge additional fees not described in this Prospectus to their customers for such services.

If shares of the Fund are held in a “street name” account with an Authorized Institution, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by the Authorized Institution, and not by the Fund and its Transfer Agent. Since the Fund will have no record of your transactions, you should contact your Authorized Institution to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about your account. The transfer of shares in a “street name” account to an account with another dealer or to an account directly with the Fund involves special procedures and may require you to obtain historical purchase information about the shares in the account from your Authorized Institution. If your Authorized Institution’s relationship with Goldman Sachs is terminated, and you do not transfer your account to another Authorized Institution, the Trust reserves the right to redeem your shares. The Trust will not be responsible for any loss in an investor’s account resulting from a redemption.

Authorized Institutions and other financial intermediaries may be authorized to accept, on behalf of the Trust, purchase, redemption and exchange orders placed by or on behalf of their customers, and if approved by the Trust, to designate other financial intermediaries to accept such orders. In these cases:

■	The Fund will be deemed to have received an order that is in proper form when the order is accepted by an Authorized Institution or financial intermediary on a business day, and the order will be priced at the Fund’s NAV per share (adjusted for any applicable sales charge) next determined after such acceptance.
■	Authorized Institutions and other financial intermediaries are responsible for transmitting accepted orders to the Fund within the time period agreed upon by them.

You should contact your Authorized Institution or financial intermediary to learn whether it is authorized to accept orders for the Trust.

The Investment Adviser, Distributor and/or their affiliates may make payments or provide services to Authorized Institutions and other financial intermediaries (“Intermediaries”) from time to time to promote the sale, distribution and/or servicing of shares of the Fund and other Goldman Sachs Funds. These payments are made out of the Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Fund. The payments are in addition to the distribution and service fees, sales charges and service fees and shareholder administration fees described in this Prospectus. Such payments are intended to compensate Intermediaries for, among other things: marketing shares of the Fund and other Goldman Sachs Funds, which may consist of payments relating to the

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SHAREHOLDER GUIDE

Fund’s inclusion on preferred or recommended fund lists or in certain sales programs from time to time sponsored by the Intermediaries; access to the Intermediaries’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; and/or other specified services intended to assist in the distribution and marketing of the Fund and other Goldman Sachs Funds. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. The payments by the Investment Adviser, Distributor and/or their affiliates, which are in addition to the fees paid for these services by the Fund, may also compensate Intermediaries for subaccounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through Intermediaries. In addition, certain Intermediaries may have access to certain services from the Investment Adviser, Distributor and/or their affiliates, including research reports and economic analysis, and portfolio analysis tools. In certain cases, the Intermediary may not pay for these services. Please refer to the “Payments to Intermediaries” section of the SAI for more information about these payments and services.

The payments made by the Investment Adviser, Distributor and/or their affiliates and the services received by an Intermediary may differ for different Intermediaries. The presence of these payments, receipt of these services and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend funds based, at least in part, on the level of compensation paid. You should contact your Authorized Institution or Intermediary for more information about the payments it receives and any potential conflicts of interest.

What Else Should I Know About Share Purchases?
The Trust reserves the right to:

■	Refuse to open an account if you fail to (i) provide a Social Security Number or other taxpayer identification number; or (ii) certify that such number is correct (if required to do so under applicable law).

■	Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion.

27

■	Close the Fund to new investors from time to time and reopen the Fund whenever it is deemed appropriate by the Fund’s Investment Adviser.

■	Modify or waive the minimum investment requirements.

■	Modify the manner in which shares are offered.

The Board of Trustees of the Trust has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares in light of the nature and high quality of the Fund’s investments.

Generally, non-U.S. citizens and certain U.S. citizens residing outside the United States may not open an account with the Fund.

The Fund may allow you to purchase shares with securities instead of cash if consistent with the Fund’s investment policies and operations and if approved by the Fund’s Investment Adviser.

Notwithstanding the forgoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.

Customer Identification Program.  Federal law requires the Fund to obtain, verify and record identifying information, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Fund. Applications without the required information may not be accepted by the Fund. After accepting an application, to the extent permitted by applicable law or their customer identification program, the Fund reserves the right to: (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Fund; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Fund is unable to verify an investor’s identity. The Fund and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to the customer identification program.

How Are Shares Priced?
The price you pay when you buy shares is the Fund’s next determined NAV for a share class after the Fund receives your order in proper form. The price you receive when you sell shares is the Fund’s next determined NAV for a share class with the

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SHAREHOLDER GUIDE

redemption proceeds reduced by any applicable charges (e.g., CDSCs) after the Fund receives your order in proper form. The Fund calculates its NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class) Number of Outstanding Shares of the Class

Please note the following with respect to the price at which your transactions are processed:

■	NAV per share of each share class is generally calculated by the accounting agent on each business day as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) or such other times as the New York Stock Exchange or NASDAQ market may officially close. This occurs after the determination, if any, of the income to be declared as a dividend. Fund shares will generally not be priced on any day the New York Stock Exchange is closed although Fund shares may be priced on such days if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.
■	On any business day when the SIFMA recommends that the bond markets close early, the Fund reserves the right to close at or prior to the SIFMA recommended closing time. If the Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given to the next business day.
■	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Although most money market securities settle on the same day as they are traded, investment transactions not settling on the same day are recorded and factored into the Fund’s NAV on the business day following trade date (T+1), consistent with industry practice. The use of T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their trade dates.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets is stopped at a time other than their regularly scheduled closing times. In the event the New York Stock Exchange and/or the bond markets do not open for business, the Trust may, but is not required to, open the Fund for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether the Fund is open for business during this situation, please call 1-800-526-7384.

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To help the Fund maintain its $1.00 share price, portfolio securities are valued at amortized cost in accordance with SEC regulations. Amortized cost will normally approximate market value. There can be no assurance that the Fund will be able at all times to maintain a NAV of $1.00 per share.

In addition, if an event that affects the value of a security occurs after the publication of market quotations used by the Fund to price its securities but before the close of trading on the New York Stock Exchange, the Trust in its discretion and consistent with applicable regulatory guidance may determine whether to make an adjustment in light of the nature and significance of the event.

When Do Shares Begin Earning Dividends?
If a wire purchase order is received on a business day by the deadline specified below and payment in federal funds is received by the Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. New York time), then dividends will begin to accrue on the same business day that the wire purchase order is received.

Prime Obligations Fund:

■	By 5:00 p.m. New York time

If a wire purchase order is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a wire purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the Fund by the close of the Federal wire transfer system that same day, your purchase will be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, Goldman Sachs, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of receipt.

COMMON QUESTIONS APPLICABLE TO THE PURCHASE OF FST SERVICE SHARES

What Is The Offering Price Of FST Service Shares?
You may purchase FST Service Shares of the Fund at the next determined NAV without an initial sales charge. FST Service Shares are not subject to any CDSC (unless acquired in an exchange transaction involving shares of a Goldman Sachs Fund that were subject to a CDSC).

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SHAREHOLDER GUIDE

COMMON QUESTIONS APPLICABLE TO FST CLASS B SHARES

What Should I Know About FST Class B Shares?
FST Class B Shares of the Fund may no longer be purchased by new shareholders, except as discussed below. However, shareholders invested in Class B Shares of other Goldman Sachs Funds may exchange these Shares for FST Class B Shares of the Fund. Thereafter, shareholders invested in FST Class B Shares of the Fund may continue to hold their FST Class B Shares until they convert automatically to FST Service Shares, as described in this Prospectus. Shareholders of FST Class B Shares may continue to reinvest dividends and capital gains into their accounts. Shareholders of FST Class B Shares may also exchange their FST Class B Shares for shares of certain other Goldman Sachs Funds. Otherwise, additional purchase requests for the Fund’s FST Class B Shares received by the Fund will be rejected. FST Class B Shares redeemed within six years of purchase will be subject to a CDSC at the rates shown in the table below based on how long you held your shares.

The CDSC schedule is as follows:

CDSC as a
Percentage of
Dollar Amount
Year Since Purchase	Subject to CDSC
First	5%
Second	4%
Third	3%
Fourth	3%
Fifth	2%
Sixth	1%
Seventh and thereafter	None

No CDSC is imposed upon exchanges of FST Class B Shares between the Fund and another Goldman Sachs Fund. However, shares acquired in an exchange will be subject to the CDSC to the same extent as if there had been no exchange.

Proceeds from the CDSC are payable to the Distributor and may be used in whole or in part to defray the Distributor’s expenses related to providing distribution-related services to the Fund in connection with the sale of FST Class B Shares, including the payment of compensation to Authorized Institutions.

What Should I Know About The Automatic Conversion Of FST Class B Shares?
FST Class B Shares of the Fund will automatically convert into FST Service Shares of the Fund on or about the fifteenth day of the last month of the quarter that is eight years after the purchase date.

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If you acquire FST Class B Shares of the Fund by exchange from Class B Shares of another Goldman Sachs Fund, your FST Class B Shares will convert into FST Service Shares of the Fund based on the date of the initial purchase and the CDSC schedule of that purchase.

If you acquire FST Class B Shares through reinvestment of distributions, your FST Class B Shares will convert into FST Service Shares based on the date of the initial purchase of the shares on which the distribution was paid.

The conversion of FST Class B Shares to FST Service Shares will not occur at any time the Fund is advised that such conversions may constitute taxable events for federal tax purposes, which the Fund believes is unlikely. If conversions do not occur as a result of possible taxability, FST Class B Shares would continue to be subject to higher expenses than FST Service Shares for an indeterminate period.

COMMON QUESTIONS APPLICABLE TO THE PURCHASE OF FST CLASS C SHARES

What Is The Offering Price Of FST Class C Shares?
You may purchase FST Class C Shares of the Fund at the next determined NAV without paying an initial sales charge. However, if you redeem FST Class C Shares within 12 months of purchase, a CDSC of 1% will normally be deducted from the redemption proceeds. In connection with purchases by Employee Benefit Plans, where FST Class C Shares are redeemed within 12 months of purchase, a CDSC of 1% may be imposed upon the plan sponsor or third party administrator. FST Class C Shares acquired in exchange for shares subject to a CDSC will be subject to the CDSC, if any, of the shares originally held. With respect to such shares held by employer sponsored benefit plans, the CDSC may be imposed on the plan sponsor or third party administrator.

Proceeds from the CDSC are payable to the Distributor and may be used in whole or in part to defray the Distributor’s expenses related to providing distribution-related services to the Fund in connection with the sale of FST Class C Shares, including the payment of compensation to Authorized Institutions. An amount equal to 1% of the amount invested is normally paid by the Distributor to Authorized Institutions.

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SHAREHOLDER GUIDE

COMMON QUESTIONS APPLICABLE TO THE PURCHASE OF SERVICE, FST CLASS B AND FST CLASS C SHARES

What Else Do I Need To Know About The CDSC On FST Class B or FST Class C Shares?

■	No CDSC is charged on shares acquired from reinvested dividends or capital gains distributions.
■	When counting the number of months since a purchase of FST Class B or FST Class C Shares was made, all payments made during a month will be combined and considered to have been made on the first day of that month.
■	To keep your CDSC as low as possible, each time you place a request to sell shares, the Fund will first sell any shares in your account that do not carry a CDSC and then the shares in your account that have been held the longest.

In What Situations May The CDSC On FST Service, FST Class B Or FST Class C Shares Be Waived Or Reduced?
The CDSC on FST Service (i.e., because the Shares were acquired in an exchange transaction for shares of a Goldman Sachs Fund that were subject to a CDSC) or FST Class B or FST Class C Shares that are subject to a CDSC may be waived or reduced if the redemption relates to:

■	Mandatory retirement distributions or loans to participants or beneficiaries from Employee Benefit Plans;
■	Hardship withdrawals by a participant or beneficiary in an Employee Benefit Plan;
■	The separation from service by a participant or beneficiary in an Employee Benefit Plan;
■	Excess contributions distributed from an Employee Benefit Plan;
■	Distributions from a qualified Employee Benefit Plan invested in the Goldman Sachs Funds which are being rolled over to an IRA in the same share class of a Goldman Sachs Fund;
■	The death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the “Code”)) of a shareholder, participant or beneficiary in an Employee Benefit Plan;
■	Satisfying the minimum distribution requirements of the Code;
■	Establishing “substantially equal periodic payments” as described under Section 72(t)(2) of the Code;
■	Redemption proceeds which are to be reinvested in accounts or non-registered products over which GSAM or its advisory affiliates have investment discretion;
■	A systematic withdrawal plan. The Fund reserves the right to limit such redemptions, on an annual basis, to 12% each of the value of your FST Class B and FST Class C Shares and 10% of your FST Service Shares;

33

■	Redemptions or exchanges of Fund shares held through an employee benefit plan using the Fund as part of a qualified default investment alternative or “QDIA”; or
■	Other redemptions, at the discretion of the Trust’s officers, relating to shares purchased through certain Section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans (including health savings accounts) that are sponsored by one or more employers (including governmental or church employees) or employee organizations investing in the Fund.

How Do I Decide Whether To Buy FST Service or FST Class C Shares?
The decision as to which Class to purchase depends on the amount you invest, the intended length of the investment and your personal situation. You should contact your Authorized Institution to discuss which share class is right for you.

■	FST Service Shares. FST Service Shares are normally not subject to any initial sales charge or CDSC. However, FST Service Shares are subject to service and shareholder administration fees at the aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to FST Service Shares.
■	FST Class C Shares. By not paying a front-end sales charge, your entire investment in FST Class C Shares is available to work for you from the time you make your initial investment. However, the distribution and service fees paid by FST Class C Shares will cause your FST Class C Shares to have a higher expense ratio, and thus lower performance and lower dividend payments (to the extent dividends are paid) than FST Service Shares (or FST Class B Shares after conversion to FST Service Shares).

Although FST Class C Shares are subject to a CDSC for only 12 months, FST Class C Shares do not have the automatic eight-year conversion feature applicable to FST Class B Shares and your investment may therefore pay higher distribution fees indefinitely.

A maximum purchase limitation of $1,000,000 in the aggregate normally applies to purchases of Class C Shares across all Goldman Sachs Funds.

Note: Authorized Institutions may receive different compensation for selling FST Service or FST Class C Shares.

In addition to FST Service, FST Class B and FST Class C Shares, the Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance), may have different minimum investment requirements and are entitled to different services. Information

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SHAREHOLDER GUIDE

regarding these other share classes may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus.

     HOW TO SELL SHARES

How Can I Sell FST Service, FST Class B and FST Class C Shares Of The Fund?
You may arrange to take money out of your account by selling (redeeming) some or all of your shares through your Authorized Institution. Generally, the Fund will redeem its shares upon request on any business day the Fund is open at the NAV next determined after receipt of such request in proper form, subject to any applicable CDSC. You should contact your Authorized Institution to discuss redemptions and redemption proceeds. The Fund may transfer redemption proceeds to an account with your Authorized Institution. In the alternative, your Authorized Institution may request that redemption proceeds be sent to you by check or wire (if the wire instructions are designated on the current record of the Transfer Agent). Redemptions may be requested by your Authorized Institution in writing, by telephone or through an electronic trading platform.

Generally, any redemption request that requires money to go to an account or address other than that designated in the current records of the Transfer Agent must be in writing and signed by an authorized person with a Medallion signature guarantee. The written request may be confirmed by telephone with both the requesting party and the designated bank to verify instructions. Other restrictions may apply in these situations.

When Do I Need A Medallion Signature Guarantee To Redeem Shares?
A Medallion signature guarantee is required if:

■	A request is made in writing to redeem shares in an amount over $50,000;
■	You would like the redemption proceeds sent to an address that is not your address of record; or
■	You would like the redemption proceeds sent to a bank account that is not your bank account designated in the current records of the Transfer Agent.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. Additional documentation may be required.

What Do I Need To Know About Telephone Redemption Requests?
The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept

35

telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Thus, you risk possible losses if a telephone redemption is not authorized by you.

In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and Boston Financial Data Services, Inc. (“BFDS”) each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

■	Telephone requests are recorded.
■	Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address or account).
■	For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written, Medallion signature guaranteed letter.
■	The telephone redemption option does not apply to shares held in a “street name” account. “Street name” accounts are accounts maintained and serviced by your Authorized Institution. If your account is held in “street name,” you should contact your registered representative of record, who may make telephone redemptions on your behalf.
■	The telephone redemption option may be modified or terminated at any time without prior notice.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.

How Are Redemption Proceeds Paid?
By Wire: You may arrange for your redemption proceeds to be wired as federal funds to an account with your Authorized Institution or to a domestic bank account, as designated in the current records of the Transfer Agent. In addition, redemption proceeds may be transmitted through an electronic trading platform to an account with your Authorized Institution. The following general policies govern wiring redemption proceeds:

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SHAREHOLDER GUIDE

■	Redemption proceeds will normally be paid to the shareholder as follows:

Redemption Request Received
by the Fund	Redemption Proceeds	Dividends
■ By 5:00 p.m. New York time	Wired same business day	Not earned on day request is received
	Checks sent next business day	Earned on day request is received

■	Although redemption proceeds will normally be paid as described above, under certain circumstances, redemption requests or payments may be postponed or suspended as permitted under Section 22(e) of the Investment Company Act and the regulations thereunder. Generally, under that section, redemption requests or payments may be postponed or suspended if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by the Fund or the fair determination of the value of the Fund’s net assets not reasonably practicable; or (iii) the SEC by order permits the suspension of the right of redemption.

■	If you are selling shares you recently paid for by check, or purchased by Automated Clearing House (“ACH”) the Fund will pay you when your check or ACH has cleared, which may take up to 15 days.
■	If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve Bank reopens.
■	To change the bank designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent. A Medallion signature guarantee may be required if you are requesting a redemption in conjunction with the change.
■	Neither the Trust nor Goldman Sachs assumes any responsibility for the performance of your bank or any other financial intermediaries in the transfer process. If a problem with such performance arises, you should deal directly with your bank or any such intermediaries.

By Check: You may elect to receive your redemption proceeds by check. Redemption proceeds paid by check will normally be mailed to the address of record within three business days of receipt of a properly executed redemption request. If you are selling shares you recently paid for by check or ACH, the Fund will pay you when your check or ACH has cleared, which may take up to 15 days.

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What Else Do I Need To Know About Redemptions?
The following generally applies to redemption requests:

■	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.
■	Institutions (including banks, trust companies, brokers and investment advisers) are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, these institutions may set times by which they must receive redemption requests. These institutions may also require additional documentation from you.

The Trust reserves the right to:

■	Redeem your shares in the event an Authorized Institution’s relationship with Goldman Sachs is terminated, and you do not transfer your Account to another Authorized Institution. The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from the redemption.
■	Redeem your shares if your account balance is below the required Fund minimum. The Fund will give 60 days prior written notice to allow you to purchase sufficient additional shares of the Fund in order to avoid such redemption. Different rules may apply to investors who have established brokerage accounts with Goldman Sachs in accordance with the terms and conditions of their account agreements.
■	Subject to applicable law, redeem your shares in other circumstances determined by the Board of Trustees to be in the best interest of the Trust.
■	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities.
■	Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check be returned to the Fund as undeliverable or remain uncashed for six months. This provision may not apply to certain retirement or qualified accounts or to a closed account. Your participation in a systematic withdrawal program may be terminated if your checks remain uncashed. No interest will accrue on amounts represented by uncashed checks.
■	Charge an additional fee in the event a redemption is made via wire transfer.
■	None of the Trust, Investment Adviser, nor Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from a redemption.

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SHAREHOLDER GUIDE

Do I Have Any Reinvestment Privileges With Respect to FST Class B or FST Class C Shares?
You may redeem FST Class B or FST Class C Shares of the Fund and reinvest a portion or all of the redemption proceeds (plus any additional amounts needed to round off purchases to the nearest full share) at NAV. To be eligible for this privilege, you must have held the shares you want to redeem for at least 30 days (60 days with respect to certain Goldman Sachs Funds offered in other prospectuses) and you must reinvest the share proceeds within 90 days after you redeem. You may reinvest as follows:

■	If you redeem FST Class B Shares, you may reinvest any or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in FST Service Shares of the Fund or Class A Shares of another Goldman Sachs Fund at NAV. The amount of the CDSC paid upon redemption will not be credited to your account.
■	If you redeem FST Class C Shares of the Fund, you may reinvest any or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in FST Class C Shares of the Fund or Class C Shares of another Goldman Sachs Fund.
■	You should obtain and read the applicable prospectuses before investing in any other Goldman Sachs Funds.
■	If you redeem FST Class C Shares, pay a CDSC upon redemption and then reinvest in FST Class C Shares subject to the conditions set forth above, your account will be credited with the amount of the CDSC previously charged, and the reinvested shares will continue to be subject to a CDSC. In this case, the holding period of the FST Class C Shares acquired through reinvestment for purposes of computing the CDSC payable upon a subsequent redemption will include the holding period of the redeemed shares.
■	The reinvestment privilege may be exercised at any time in connection with transactions in which the proceeds are reinvested at NAV in a tax-sheltered retirement plan. In other cases, the reinvestment privilege may be exercised once per year upon receipt of a written request.
■	You may be subject to tax as a result of a redemption. You should consult your tax adviser concerning the tax consequences of a redemption and reinvestment.

Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman Sachs Fund?
You may exchange FST Service, FST Class B and FST Class C Shares at NAV for certain shares of another Goldman Sachs Fund. Redemptions of shares (including by exchange) of certain Goldman Sachs Funds offered in other prospectuses may, however, be subject to a redemption fee if shares are held for 30 days or less (60 days or less with respect to certain other Goldman Sachs Funds). The exchange

39

privilege may be materially modified or withdrawn at any time upon 60 days written notice. You should contact your Authorized Institution to arrange for exchanges of shares of the Fund for shares of another Goldman Sachs Fund.

You should keep in mind the following factors when making or considering an exchange:

■	You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange.
■	Currently, the Fund does not impose any charge for exchanges, although the Fund may impose a charge in the future.
■	Exchanges of FST Class B and FST Class C Shares will be made at NAV and CDSC aging from original shares will continue with new shares subject to the CDSC of the original shares held. For purposes of determining the amount of the applicable CDSC, the length of time you have owned the shares will be measured from the date you acquired the original shares subject to a CDSC and will not be affected by subsequent exchange.
■	Exchanges of FST Service Shares from the Fund will be made into the relevant Goldman Sachs Fund at the public offering price, which may include a sales charge, unless a sales charge has previously been paid on the investment represented by the exchanged shares (i.e., the shares to be exchanged were originally issued in exchange for shares on which a sales charge was paid), in which case the exchange will be made at NAV. FST Service Shares acquired in an exchange transaction for shares of a Goldman Sachs Fund will be subject to the CDSC, if any, of the shares originally held.
■	Eligible investors may exchange certain classes of shares for another class of shares of the same Fund. For further information, contact your Authorized Institution.

■	All exchanges which represent an initial investment requirement in a Goldman Sachs Fund must satisfy the minimal initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into the Fund need not meet the traditional minimum investment requirements for the Fund if the entire balance of the original Goldman Sachs Fund account is exchanged.

■	Exchanges are available only in states where exchanges may be legally made.

■	It may be difficult to make telephone exchanges in times of unusual economic or market conditions.
■	Goldman Sachs and BFDS may use reasonable procedures described under “What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
■	Normally, a telephone exchange will be made only to an identically registered account.
■	A Medallion signature guarantee may be required.

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SHAREHOLDER GUIDE

■	Exchanges into Goldman Sachs Funds that are closed to new investors may be restricted.
■	Exchanges into the Fund from another Goldman Sachs Fund may be subject to any redemption fee imposed by the other Goldman Sachs Funds.
■	Exchanges into the Fund from another Goldman Sachs Fund received by the close of regular trading on the New York Stock Exchange will normally begin to accrue dividends on the next business day.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

     SHAREHOLDER SERVICES

Can I Arrange To Have Automatic Investments in FST Service and FST Class C Shares Made On A Regular Basis?
You may be able to make automatic investments in FST Service and FST Class C Shares through your bank via ACH transfer or via bank draft each month. The minimum dollar amount for this service is $250 for the initial investment and $50 per month for additional investments. Forms for this option are available from Goldman Sachs and your Authorized Institution, or you may check the appropriate box on the Account Application.

Can My Dividends And Distributions Be Invested In Other Goldman Sachs Funds?
You may elect to cross-reinvest dividends and capital gains distributions paid by the Fund in shares of the same class of other Goldman Sachs Funds.

■	Shares will be purchased at NAV.
■	You may elect cross-reinvestment into an identically registered account or a similarly registered account provided that at least one name on the account is registered identically.
■	You cannot make cross-reinvestments into a Goldman Sachs Fund unless that Fund’s minimum initial investment requirement is met.
■	You should obtain and read the prospectus of the Goldman Sachs Fund into which dividends are invested.

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Can I Arrange To Have Automatic Exchanges Made On A Regular Basis?
You may elect to exchange automatically a specified dollar amount of shares of the Fund for shares of the same class or an equivalent class of other Goldman Sachs Funds.

■	Shares will be purchased at NAV if a sales charge had been imposed on the initial purchase.
■	Shares subject to a CDSC acquired under this program may be subject to a CDSC at the time of redemption from the Goldman Sachs Fund into which the exchange is made depending upon the date and value of your original purchase.
■	Automatic exchanges are made monthly on the 15th day of each month or the first business day thereafter.
■	Minimum dollar amount: $50 per month.
■	You cannot make automatic exchanges into a Goldman Sachs Fund unless that Fund’s minimum initial investment requirement is met.
■	You should obtain and read the prospectus of the Goldman Sachs Fund into which automatic exchanges are made.

Can I Have Systematic Withdrawals Made On A Regular Basis?
You may redeem from your account systematically via check or ACH transfer in any amount of $50 or more.

■	It is normally undesirable to maintain a systematic withdrawal plan at the same time that you are purchasing additional FST Class C Shares because of the CDSCs that are imposed on certain redemptions of FST Class C Shares.
■	Checks are normally mailed within two business days after your selected systematic withdrawal date of either the 15th or 25th of the month.
■	ACH payments may take up to three business days to post to your account after your selected systematic withdrawal date between, and including the 3rd and 26th of the month.
■	Each systematic withdrawal is a redemption and therefore may be a taxable transaction.
■	The CDSC applicable to shares redeemed under the systematic withdrawal plan may be waived. The Fund reserves the right to limit such redemptions, on an annual basis, to 12% each of the value of your FST Class B and FST Class C Shares and 10% of your FST Service Shares.

What Types Of Reports Will I Be Sent Regarding Investments In FST Service, FST Class B And FST Class C Shares?
You will be provided with a quarterly account statement. If your account is held in “street name” (i.e., through your Authorized Institution) you will receive this information from your Authorized Institution.

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SHAREHOLDER GUIDE

You will also receive an annual shareholder report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting Goldman Sachs Funds by phone at 1-800-526-7384 or by mail at Goldman Sachs Funds, P.O. Box 219711, Kansas City, MO 64121. The Fund will begin sending individual copies to you within 30 days after receipt of your revocation. If your account is held through an Authorized Institution, please contact the Authorized Institution to revoke your consent. The Fund does not generally provide sub-accounting services.

     DISTRIBUTION AND SERVICE FEES AND SERVICES

What Are The Different Distribution And Service Fees Paid By FST Service, FST Class B and FST Class C Shares?
The Trust has adopted plans (each a “Plan”) under which FST Service, FST Class B and FST Class C Shares bear service fees and, in the case of FST Class B and FST Class C Shares, distribution fees paid to Goldman Sachs and Authorized Institutions. If the fees received by Goldman Sachs pursuant to the Plans exceed its expenses, Goldman Sachs may realize a profit from these arrangements. Goldman Sachs generally receives and pays the distribution and service fees on a quarterly basis.

Under the Plan for FST Service Shares, Service Organizations agree to provide the following services in connection with their customers’ investments in FST Service Shares:

Personal and account maintenance services

■	Facilities to answer inquiries and responding to correspondence with the Service Organization’s customers
■	Acts as liaison between the Service Organization’s customers and the Trust
■	Assists customers in completing application forms, selecting dividend and other options, and similar services

Shareholder administration services

■	Acts, directly or through an agent, as the sole shareholder of record
■	Maintains account records for customers
■	Processes orders to purchase, redeem and exchange shares for customers
■	Processes confirmation statements and payments for customers
■	Facilitates the inclusion of the Funds in customer accounts, products and services

Pursuant to a service plan and a separate shareholder administration plan adopted by the Trust’s Board of Trustees, Service Organizations are entitled to receive

43

payments for their services from the Trust with respect to its FST Service Shares. These payments are equal to 0.25% (annualized) for personal and account maintenance services plus an additional 0.25% (annualized) for shareholder administration services of the average daily net assets of the FST Service Shares of the Fund that are attributable to or held in the name of a Service Organization for its customers. The compensation paid by GSAM does not represent an additional expense to the Fund or its shareholders, since it will be paid from the assets of GSAM. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive a portion of the Fund’s service fees and shareholder administration fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

Under the Plans for FST Class B and FST Class C Shares, Goldman Sachs is entitled to a monthly fee for distribution services equal, on an annual basis, to 0.75% of the Fund’s average daily net assets attributable to FST Class B and FST Class C Shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive a portion of the Fund’s distribution fees. This temporary waiver may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

The distribution fees are subject to the requirements of Rule 12b-1 under the Investment Company Act, and may be used (among other things) for:

■	Compensation paid to and expenses incurred by Authorized Institutions, Goldman Sachs and their respective officers, employees and sales representatives;
■	Commissions paid to Authorized Institutions;
■	Allocable overhead;
■	Telephone and travel expenses;
■	Interest and other costs associated with the financing of such compensation and expenses;
■	Printing of prospectuses for prospective shareholders;
■	Preparation and distribution of sales literature or advertising of any type; and
■	All other expenses incurred in connection with activities primarily intended to result in the sale of FST Class B and FST Class C Shares.

In connection with the sale of FST Class C Shares, Goldman Sachs normally begins paying the 0.75% distribution fee as an ongoing commission to Authorized Institutions after the shares have been held for one year.

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SHAREHOLDER GUIDE

PERSONAL ACCOUNT MAINTENANCE SERVICES AND FEES FOR FST CLASS B AND FST CLASS C SHARES

Under the Plans for FST Class B and FST Class C Shares, Goldman Sachs is also entitled to receive a separate fee equal on an annual basis to 0.25% of the Fund’s average daily net assets attributed to FST Class B or FST Class C Shares. This fee is for personal and account maintenance services, and may be used to make payments to Goldman Sachs, Authorized Institutions and their officers, sales representatives and employees for responding to inquiries of, and furnishing assistance to, shareholders regarding ownership of their shares or their accounts or similar services not otherwise provided on behalf of the Fund. If the fees received by Goldman Sachs pursuant to the Plans exceed its expenses, Goldman Sachs may realize a profit from this arrangement.

In connection with the sale of FST Class C Shares, Goldman Sachs normally begins paying the 0.25% ongoing service fee to Authorized Institutions after the shares have been held for one year.

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Taxation

As with any investment, you should consider how your investment in the Fund will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen or resident.

Unless your investment is through an IRA or other tax-advantaged account, you should consider the possible tax consequences of Fund distributions.

Taxes on Distributions: The Fund contemplates declaring as dividends each year all or substantially all of its net investment income. Fund distributions of investment income are generally taxable as ordinary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

It is anticipated that substantially all of the distributions by the Fund will be taxable as ordinary income. You should note that these distributions will not qualify for the reduced tax rate currently applicable to certain qualified dividends because the Fund’s investment income will consist generally of interest income rather than corporate dividends.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in December but paid in January will be taxable as if they were paid in December. The Fund will inform shareholders of the character and tax status of all distributions promptly after the close of each calendar year.

To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes.

Other Information: When you open your account, you should provide your social security or tax identification number on your Account Application. By law, the Fund must withhold 28% (currently scheduled to increase to 31% after 2010) of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the Internal Revenue Service instructs the Fund to do so.

Non-U.S. investors are generally subject to U.S. withholding tax and may be subject to U.S. estate tax. However, withholding is generally not required on properly

46

TAXATION

designated distributions to non-U.S. investors of long-term capital gains. Distributions of interest and short-term capital gains by the Fund paid to non-U.S. investors will be generally subject to withholding. More information about U.S. taxation and non-U.S. investors is included in the SAI.

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Appendix A
Additional Information on the Fund

This section provides further information on certain types of securities and investment techniques that may be used by the Fund, including their associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental policies and investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in the Fund’s investment objective, you should consider whether the Fund remains an appropriate investment in light of your then current financial position and needs. The Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies.

U.S. Treasury Obligations and U.S. Government Securities. The Fund may invest in U.S. Treasury Obligations. Payment of principal and interest on these obligations is backed by the full faith and credit of the U.S. government. U.S. Treasury Obligations include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”). U.S. Treasury Obligations may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate of inflation.

The Fund may also invest in U.S. Government Securities. Unlike U.S. Treasury Obligations, U.S. Government Securities can be supported by either (i) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”)); (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer.

U.S. Government Securities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds.

The Fund invests in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation.

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APPENDIX A

Securities, generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks and Tennessee Valley Authority.

U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Bank Obligations. The Fund may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. The Fund may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

Commercial Paper. The Fund may invest in commercial paper, including variable amount master demand notes and asset-backed commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. The commercial paper that may be purchased by the Fund consists of direct U.S. dollar-denominated obligations of domestic issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.

Short-Term Obligations of Corporations or Other Entities. The Fund may invest in other short-term obligations, including master demand notes and short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand note may be increased from time to time by the parties (subject to specified maximums) or decreased by the Fund or the issuer. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period.

49

Because there is normally no secondary market for these investments, funding agreements purchased by the Fund may be regarded as illiquid.

Repurchase Agreements. The Fund may enter into repurchase agreements with securities dealers and banks. Repurchase agreements are similar to collateralized loans, but are structured as a purchase of securities by the Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation.

If the seller under a repurchase agreement defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy or insolvency proceedings concerning the seller, the Fund could suffer additional losses if the collateral held by the Fund is subject to a court “stay” that prevents the Fund from promptly selling the collateral. If this occurs, the Fund will bear the risk that the value of the collateral will decline below the repurchase price. Furthermore, the Fund could experience a loss if a court determines that the Fund’s interest in the collateral is not enforceable.

In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to the Fund’s shareholders. In addition, the Fund, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Asset-Backed and Receivables-Backed Securities. The Fund may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate. Accordingly, the Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to

50

APPENDIX A

reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. There is no guarantee that private guarantors, or insurers of an asset-backed security, if any, will meet their obligations. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Asset-backed securities may also be subject to increased volatility and may become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally. Certain mortgage-backed securities (especially those backed by sub-prime and second-lien loans) have declined in value in light of recent market and economic developments, and such developments have led to reduced demand and limited liquidity for certain mortgage-related securities. Unexpected increases in default rates with regard to the underlying mortgages and increased price volatility, in addition to liquidity constraints, may make these securities more difficult to value or dispose of than may have been the case previously. These events may have an adverse effect on the Fund to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Municipal Obligations. The Fund may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia. Municipal obligations in which the Fund may invest include fixed rate notes and similar debt instruments; variable and floating rate demand instruments; tax-exempt commercial paper; municipal bonds; and unrated notes, paper, bonds or other instruments.

Municipal Notes and Bonds. Municipal notes include tax anticipation notes (“TANs”), revenue anticipation notes (“RANs”), bond anticipation notes (“BANs”), tax and revenue anticipation notes (“TRANs”) and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal obligation. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a government-owned toll bridge.

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Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority’s obligations. Industrial development bonds (“private activity bonds”) are a specific type of revenue bond backed by the credit and security of a private user and, therefore, have more potential risk. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and the Fund’s average portfolio maturity and average portfolio life. There is a risk that the Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Revenue Anticipation Warrants. Revenue Anticipation Warrants (“RAWs”) are issued in anticipation of the issuer’s receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer’s payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

52

APPENDIX A

Industrial Development Bonds. The Fund may invest in industrial development bonds (private activity bonds). Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user, the interest from which would be an item of tax preference when distributed by the Fund as “exempt-interest dividends” to shareholders under the AMT.

Other Municipal Obligation Policies. Municipal obligations may also include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligation bonds are supported by the moral commitment but not the legal obligation of a state or municipality. Municipal leases, certificates of participation and moral obligation bonds present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments under these instruments.

Municipal obligations may be backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States or by other financial institutions such as insurance companies which may issue insurance policies with respect to municipal obligations. The credit quality of these banks, insurance companies and other financial institutions could, therefore, cause a loss to the Fund when it invests in municipal obligations. The insurance companies’ exposure to securities involving sub-prime mortgages may cause insurer rating downgrade or insolvency, which may affect the prices and liquidity of municipal obligations insured by the insurance company. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

In order to enhance the liquidity, stability or quality of a municipal obligation, the Fund may acquire the right to sell the obligation to another party at a guaranteed price and date.

In purchasing municipal obligations, the Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. The Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by

53

the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of the Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.

Custodial Receipts. The Fund may invest in custodial receipts (including tender option bonds, see above for more information) representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes the Fund is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, the Fund will bear its proportionate share of the fees and expenses charged to the custodial account.

Other Investment Companies. The Fund may invest in securities of other investment companies subject to statutory limitations prescribed by the Investment Company Act. These limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies.

Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, the Fund may invest in other investment companies and money market funds beyond the statutory limits described above. Some of those investment companies and money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. Although the Fund does not expect to do so in the foreseeable future, the Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has

54

APPENDIX A

substantially the same investment objective, policies and fundamental restrictions as the Fund.

Floating and Variable Rate Obligations. The Fund may purchase various floating and variable rate obligations, including tender option bonds. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to the conditions for using amortized cost valuation under the Investment Company Act, the Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Treasury Obligation or U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks. The Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

When-Issued Securities and Forward Commitments. The Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, the Fund must “set aside” liquid assets, or engage in other appropriate measures to “cover” its obligations.

55

Illiquid Securities. The Fund may invest up to 5% of its total assets (measured at the time of purchase) in illiquid securities (i.e., securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to them by the Fund). Illiquid securities include:

■	Securities that are not readily marketable
■	Certain municipal leases and participation interests
■	Certain stripped mortgage-backed securities
■	Repurchase agreements and time deposits with a notice or demand period of more than seven days
■	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended.

Investing in restricted securities may decrease the liquidity of the Fund’s portfolio. Securities purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perception.

Borrowings. The Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. The Fund may not make additional investments if borrowings exceed 5% of its net assets. For more information, see the SAI.

Downgraded Securities. After its purchase, a portfolio security may be assigned a lower rating or cease to be rated. If this occurs, the Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and its shareholders.

Risks of Large Shareholder Redemptions. Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s shares. Redemptions by these funds, accounts or individuals of their holdings in the Fund may impact the Fund’s liquidity. These redemptions may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

56

Appendix B
Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund’s FST Service Shares for the past five years (since FST Class B and FST Class C Shares have not commenced operations as of the date of this Prospectus, financial highlights are not available). Certain information reflects financial results for a single FST Service Share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in FST Service Shares of the Fund (assuming reinvestment of all dividends and distributions). The information for FST Service Shares of the Fund has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s most recent annual report (available upon request).

PRIME OBLIGATIONS FUND

	FST Service Shares
	Period Ended	Fiscal Years Ended December 31,
	August 31,
	2009ˆ	2008	2007	2006	2005	2004
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0006	0.021 [c]	0.047	0.044	0.026	0.007
Distributions from net investment income	(0.0006)	(0.021)	(0.047)	(0.044)	(0.026)	(0.007)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[b]	0.06%	2.13%[c]	4.75%	4.47%	2.62%	0.75%
Net assets, end of period (in 000’s)	$873,287	$1,398,311	$2,097,006	$1,679,837	$1,375,066	$1,111,799
Ratio of net expenses to average net assets	0.63%[a]	0.69%	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income to average net assets	0.12%[a]	2.19%	4.65%	4.41%	2.64%	0.75%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.78%[a]	0.74%	0.73%	0.73%	0.72%	0.72%
Ratio of net investment income (loss) to average net assets	(0.03)%[a]	2.14%	4.60%	4.36%	2.60%	0.71%

ˆ	The Fund changed its fiscal year end from December 31 to August 31.

a	Annualized.
b	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

c	Reflects an increase of $0.002 per share and 0.22%, as a result of a voluntary and irrevocable capital infusion by Goldman Sachs.

57

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Financial Square Funds
Prospectus (FST Service, FST Class B and FST Class C Shares)

     FOR MORE INFORMATION

Annual/Semi-annual Report
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

Statement of Additional Information
Additional information about the Fund and its policies is also available in the Fund’s SAI. The SAI is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Fund’s annual and semi-annual reports, and the SAI, are available free upon request by calling Goldman Sachs at 1-800-526-7384. You can also access and download the annual and semi-annual reports and the SAI at the Fund’s website: http://www.goldmansachsfunds.com.

From time to time, certain announcements and other information regarding the Fund may be found at http://www.gs.com/gsam/redirect/announcements/individuals for individual investors, http://www.gs.com/gsam/redirect/announcements/institutions for institutional investors or http://www.gs.com/gsam/redirect/announcements/advisors for advisors.

To obtain other information and for shareholder inquiries:

■ By telephone	1-800-526-7384
■ By mail	Goldman Sachs Funds c/o BFDS P.O. Box 219711 Kansas City, MO 64141-9711
■ On the Internet:	SEC EDGAR database – http://www.sec.gov

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090.

The Fund’s investment company registration number is 811-05349.

GSAM® is a registered service mark of Goldman, Sachs & Co.

00074212

FSPRORETMM

Prospectus	FST Premier Shares May 14, 2010

GOLDMAN SACHS FINANCIAL SQUARE FUNDSSM

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH A FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

■ Prime Obligations Fund:
GOPXX

■ Money Market Fund:
GPRXX

■ Treasury Obligations Fund:
GTPXX

■ Treasury Instruments Fund:
GIPXX

■ Government Fund:
GGPXX

■ Federal Fund:
GFPXX

■ Tax-Free Money Market Fund:
GXPXX

1	Prime Obligations Fund – Summary

5	Money Market Fund – Summary

10	Treasury Obligations Fund – Summary

14	Treasury Instruments Fund – Summary

18	Government Fund – Summary

22	Federal Fund – Summary

26	Tax-Free Money Market Fund – Summary

30	Financial Square Funds – Additional Summary Information

31	Investment Management Approach

43	Risks of the Funds

47	Service Providers

52	Dividends

53	Shareholder Guide
	53	How to Buy Shares
	59	How to Sell Shares

65	Taxation

67	Appendix A Additional Information on the Funds

78	Appendix B Financial Highlights

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Prime Obligations Fund—Summary

Investment Objective

The Prime Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Prime
Obligations
Fund
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.37%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.58%
Fee Waiver[2]	(0.05)%

Total Annual Fund Operating Expenses After Fee Waiver	0.53%

[1]	The Fund’s annual operating expenses have been estimated to reflect expenses expected to be incurred during the current fiscal year.

[2]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least May 14, 2011, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Premier Shares of the Fund for the time periods indicated and then redeem all of your FST Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Premier Shares	$54	$181	$319	$721

Principal Strategy

The Fund pursues its investment objective by investing in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

■	Credit/Default Risk—An issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement, may default on its obligation to pay interest and repay principal. Additionally, the credit quality of the Fund’s portfolio securities may deteriorate rapidly, which may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

■	Interest Rate Risk—When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

■	Market Risk—The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

■	U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks chartered or sponsored by Acts of Congress are not backed by the full faith and credit of the United States. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

■	Stable NAV Risk—The Fund may not be able to maintain a NAV per share of $1.00 at all times. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Service Shares from year to year for up to the last ten years (with respect to the bar chart); and (b) the average annual total returns of the Fund’s FST Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and expense limitations in effect. Updated performance information is available at no cost at www.goldmansachsfunds.com or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR (FST Service Shares)*
Best Quarter Q3 ’00 1.53% Worst Quarter Q3 ’09 0.00%

     AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2009	1 Year	5 Years	10 Years	Since Inception
FST Service Shares (Inception 1/8/92)*	0.07%	2.79%	2.60%	3.38%

*	Because FST Premier Shares have not commenced operations as of the date of this Prospectus, the figures shown above provide performance for FST Service Shares of the Fund (which are not offered in this Prospectus); FST Premier Shares would have similar returns (because these share classes represent interests in the same portfolio of securities) that would differ only to the extent that they have different expenses.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 30 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 30 of this Prospectus.

Money Market Fund—Summary

Investment Objective

The Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Money
Market
Fund
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.37%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.58%
Fee Waiver[2]	(0.05)%

Total Annual Fund Operating Expenses After Fee Waiver	0.53%

[1]	The Fund’s annual operating expenses have been estimated to reflect expenses expected to be incurred during the current fiscal year.

[2]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least May 14, 2011, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Premier Shares of the Fund for the time periods indicated and then redeem all of your FST Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Premier Shares	$54	$181	$319	$721

Principal Strategy

The Fund pursues its investment objective by investing in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

■	Credit/Default Risk—An issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement, may default on its obligation to pay interest and repay principal. Additionally, the credit quality of the

Fund’s portfolio securities may deteriorate rapidly, which may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

■	Interest Rate Risk—When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

■	Market Risk—The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

■	U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks chartered or sponsored by Acts of Congress are not backed by the full faith and credit of the United States. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

■	Banking Industry Risk—An adverse development in the banking industry may affect the value of the Fund’s investments more than if they were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles.

■	Stable NAV Risk—The Fund may not be able to maintain a NAV per share of $1.00 at all times. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

■	Foreign Risk—Foreign securities may be subject to risk of loss because of political, financial and economic events in foreign countries, less public information, less stringent foreign securities regulations and accounting and disclosure standards, problems in security registration or settlement and custody or other factors.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Service Shares from year to year for up to the last ten years (with respect to the bar chart); and (b) the average annual total returns of the Fund’s FST Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and expense limitations in effect. Updated performance information is available at no cost at www.goldmansachsfunds.com or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR (FST Service Shares)*
Best Quarter Q3 ’00 1.53% Worst Quarter Q3 ’09 0.00%

     AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2009	1 Year	5 Years	10 Years	Since Inception
FST Service Shares (Inception 7/14/95)*	0.11%	2.81%	2.61%	3.33%

*	Because FST Premier Shares have not commenced operations as of the date of this Prospectus, the figures shown above provide performance for FST Service Shares of the Fund (which are not offered in this Prospectus); FST Premier Shares would have similar returns (because these share classes represent interests in the same portfolio of securities) that would differ only to the extent that they have different expenses.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 30 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 30 of this Prospectus.

Treasury Obligations Fund—Summary

Investment Objective

The Treasury Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury
Obligations
Fund
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.37%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.58%
Fee Waiver[2]	(0.03)%

Total Annual Fund Operating Expenses After Fee Waiver	0.55%

[1]	The Fund’s annual operating expenses have been estimated to reflect expenses expected to be incurred during the current fiscal year.

[2]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least May 14, 2011, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Premier Shares of the Fund for the time periods indicated and then redeem all of your FST Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Premier Shares	$56	$183	$321	$723

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”). The Fund may also invest in repurchase agreements collateralized by U.S. Treasury Obligations.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

■	Credit/Default Risk—An issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement, may default on its obligation to pay interest and repay principal. Additionally, the credit quality of the Fund’s portfolio securities may deteriorate rapidly, which may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

■	Interest Rate Risk—When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

■	Market Risk—The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

■	Stable NAV Risk—The Fund may not be able to maintain a NAV per share of $1.00 at all times. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Service Shares from year to year for up to the last ten years (with respect to the bar chart); and (b) the average annual total returns of the Fund’s FST Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and expense limitations in effect. Updated performance information is available at no cost at www.goldmansachsfunds.com or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR (FST Service Shares)*
Best Quarter Q4 ’00 1.48% Worst Quarter Q2 ’09 0.00%

     AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2009	1 Year	5 Years	10 Years	Since Inception
FST Service Shares (Inception 10/15/91)*	0.02%	2.45%	2.34%	3.20%

*	Because FST Premier Shares have not commenced operations as of the date of this Prospectus, the figures shown above provide performance for FST Service Shares of the Fund (which are not offered in this Prospectus); FST Premier Shares would have similar returns (because these share classes represent interests in the same portfolio of securities) that would differ only to the extent that they have different expenses.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 30 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 30 of this Prospectus.

Treasury Instruments Fund—Summary

Investment Objective

The Treasury Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury
Instruments
Fund
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.37%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.58%
Fee Waiver[2]	(0.03)%

Total Annual Fund Operating Expenses After Fee Waiver	0.55%

[1]	The Fund’s annual operating expenses have been estimated to reflect expenses expected to be incurred during the current fiscal year.

[2]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least May 14, 2011, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Premier Shares of the Fund for the time periods indicated and then redeem all of your FST Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Premier Shares	$56	$183	$321	$723

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), the interest from which is generally exempt from state income taxation.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

■	Credit/Default Risk—An issuer or guarantor of a security may default on its obligation to pay interest and repay principal. Additionally, the credit quality of the Fund’s portfolio securities may deteriorate rapidly, which may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

■	Interest Rate Risk—When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

■	Market Risk—The value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions.

■	Stable NAV Risk—The Fund may not be able to maintain a NAV per share of $1.00 at all times. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Service Shares from year to year for up to the last ten years (with respect to the bar chart); and (b) the average annual total returns of the Fund’s FST Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and expense limitations in effect. Updated performance information is available at no cost at www.goldmansachsfunds.com or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR (FST Service Shares)*
Best Quarter Q4 ’00 1.42% Worst Quarter Q2 ’09 0.00%

     AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2009	1 Year	5 Years	10 Years	Since Inception
FST Service Shares (Inception 3/5/97)*	0.01%	2.29%	2.20%	2.69%

*	Because FST Premier Shares have not commenced operations as of the date of this Prospectus, the figures shown above provide performance for FST Service Shares of the Fund (which are not offered in this Prospectus); FST Premier Shares would have similar returns (because these share classes represent interests in the same portfolio of securities) that would differ only to the extent that they have different expenses.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 30 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 30 of this Prospectus.

Government Fund—Summary

Investment Objective

The Government Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Government
Fund
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.37%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.58%
Fee Waiver[2]	(0.05)%

Total Annual Fund Operating Expenses After Fee Waiver	0.53%

[1]	The Fund’s annual operating expenses have been estimated to reflect expenses expected to be incurred during the current fiscal year.

[2]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least May 14, 2011, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Premier Shares of the Fund for the time periods indicated and then redeem all of your FST Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Premier Shares	$54	$181	$319	$721

Principal Strategy

The Fund pursues its investment objective by investing, directly or indirectly, only in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and repurchase agreements collateralized by such securities.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

■	Credit/Default Risk—An issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement, may default on its obligation to pay interest and repay principal. Additionally, the credit quality of the Fund’s portfolio securities may deteriorate rapidly, which may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

■	Interest Rate Risk—When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

■	Market Risk—The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

■	U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks chartered or sponsored by Acts of Congress are not backed by the full faith and credit of the United States. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

■	Stable NAV Risk—The Fund may not be able to maintain a NAV per share of $1.00 at all times. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Service Shares from year to year for up to the last ten years (with respect to the bar chart); and (b) the average annual total returns of the Fund’s FST Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and expense limitations in effect. Updated performance information is available at no cost at www.goldmansachsfunds.com or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR (FST Service Shares)*
Best Quarter Q4 ’00 1.50% Worst Quarter Q4 ’09 0.00%

     AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2009	1 Year	5 Years	10 Years	Since Inception
FST Service Shares (Inception 5/16/95)*	0.05%	2.72%	2.53%	3.28%

*	Because FST Premier Shares have not commenced operations as of the date of this Prospectus, the figures shown above provide performance for FST Service Shares of the Fund (which are not offered in this Prospectus); FST Premier Shares would have similar returns (because these share classes represent interests in the same portfolio of securities) that would differ only to the extent that they have different expenses.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 30 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 30 of this Prospectus.

Federal Fund—Summary

Investment Objective

The Federal Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Federal
Fund
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.37%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.58%
Fee Waiver[2]	(0.03)%

Total Annual Fund Operating Expenses After Fee Waiver	0.55%

[1]	The Fund’s annual operating expenses have been estimated to reflect expenses expected to be incurred during the current fiscal year.

[2]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least May 14, 2011, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Premier Shares of the Fund for the time periods indicated and then redeem all of your FST Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Premier Shares	$56	$183	$321	$723

Principal Strategy

The Fund pursues its investment objective by limiting its investments only to obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), the interest from which is generally exempt from state income taxation.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

■	Credit/Default Risk—An issuer or guarantor of a security may default on its obligation to pay interest and repay principal. Additionally, the credit quality of the Fund’s portfolio securities may deteriorate rapidly, which may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

■	Interest Rate Risk—When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

■	Market Risk—The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

■	U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks chartered or sponsored by Acts of Congress are not backed by the full faith and credit of the United States. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

■	Stable NAV Risk—The Fund may not be able to maintain a NAV per share of $1.00 at all times. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Service Shares from year to year for up to the last ten years (with respect to the bar chart); and (b) the average annual total returns of the Fund’s FST Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and expense limitations in effect. Updated performance information is available at no cost at www.goldmansachsfunds.com or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR (FST Service Shares)*
Best Quarter Q4 ’00 1.48% Worst Quarter Q3 ’09 0.00%

     AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2009	1 Year	5 Years	10 Years	Since Inception
FST Service Shares (Inception 3/25/97)*	0.02%	2.67%	2.48%	2.98%

*	Because FST Premier Shares have not commenced operations as of the date of this Prospectus, the figures shown above provide performance for FST Service Shares of the Fund (which are not offered in this Prospectus); FST Premier Shares would have similar returns (because these share classes represent interests in the same portfolio of securities) that would differ only to the extent that they have different expenses.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 30 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 30 of this Prospectus.

Tax-Free Money Market Fund—Summary

Investment Objective

The Tax-Free Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Tax-Free
Money
Market Fund
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.37%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.58%
Fee Waiver[2]	(0.05)%

Total Annual Fund Operating Expenses After Fee Waiver	0.53%

[1]	The Fund’s annual operating expenses have been estimated to reflect expenses expected to be incurred during the current fiscal year.

[2]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least May 14, 2011, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Premier Shares of the Fund for the time periods indicated and then redeem all of your FST Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Premier Shares	$54	$181	$319	$721

Principal Strategy

The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in securities issued by or on behalf of states, territories and possessions of the U.S. and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”).

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

■	Credit/Default Risk—An issuer or guarantor of a security may default on its obligation to pay interest and repay principal. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of the Fund’s portfolio securities may deteriorate rapidly, which may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

■	Interest Rate Risk—When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

■	Market Risk—The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

■	Concentration Risk—If the Fund invests more than 25% of its total assets in certain issuers within the same state, industry or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

■	Stable NAV Risk—The Fund may not be able to maintain a NAV per share of $1.00 at all times. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Service Shares from year to year for up to the last ten years (with respect to the bar chart); and (b) the average annual total returns of the Fund’s FST Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and expense limitations in effect. Updated performance information is available at no cost at www.goldmansachsfunds.com or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR (FST Service Shares)*
Best Quarter Q4 ’00 0.91% Worst Quarter Q2 ’09 0.00%

     AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2009	1 Year	5 Years	10 Years	Since Inception
FST Service Shares (Inception 9/23/94)*	0.03%	1.82%	1.63%	2.09%

*	Because FST Premier Shares have not commenced operations as of the date of this Prospectus, the figures shown above provide performance for FST Service Shares of the Fund (which are not offered in this Prospectus); FST Premier Shares would have similar returns (because these share classes represent interests in the same portfolio of securities) that would differ only to the extent that they have different expenses.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 30 of this Prospectus.

Tax Information

The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 30 of this Prospectus.

Financial Square Funds – Additional
Summary Information

Buying and Selling Fund Shares

Generally, FST Premier Shares may be purchased only through institutions that have agreed to provide personal and account maintenance services and administration services to their customers who are the beneficial owners of FST Premier Shares (“Service Organizations”). The minimum initial investment requirement imposed upon Service Organizations for the purchase of FST Premier Shares is generally $10 million, and there is no minimum imposed upon additional investments. Service Organizations may, however, impose a minimum amount for initial and additional investments in FST Premier Shares, and may establish other requirements such as a minimum account balance.

You may purchase and redeem (sell) shares of the Fund on any business day through a Service Organization.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a Service Organization, the Fund and/or its related companies may pay the Service Organization for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Service Organization and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Service Organization website for more information.

Investment Management Approach

     INVESTMENT OBJECTIVE

The Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

     PRINCIPAL INVESTMENT STRATEGIES

Prime Obligations Fund

The Prime Obligations Fund pursues its investment objective by investing in U.S. Government Securities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

In order to obtain a rating from a rating organization, the Prime Obligations Fund may be subject to additional investment restrictions.

Money Market Fund

The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

In order to obtain a rating from a rating organization, the Money Market Fund may be subject to additional investment restrictions.

Treasury Obligations Fund

The Treasury Obligations Fund pursues its investment objective by investing only in U.S. Treasury Obligations. The Fund may also invest in repurchase agreements collateralized by U.S. Treasury Obligations.

In order to obtain a rating from a rating organization, the Treasury Obligations Fund may be subject to additional investment restrictions.

Treasury Instruments Fund

The Treasury Instruments Fund pursues its investment objective by investing only in U.S. Treasury Obligations, the interest from which is generally exempt from state income taxation. To the extent required by Securities and Exchange Commission (“SEC”) regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

In order to obtain a rating from a rating organization, the Treasury Instruments Fund may be subject to additional investment restrictions.

Government Fund

The Government Fund pursues its investment objective by investing, directly or indirectly, only in U.S. Government Securities and repurchase agreements collateralized by such securities. To the extent required by SEC regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

In order to obtain a rating from a rating organization, the Government Fund may be subject to additional investment restrictions.

Federal Fund

The Federal Fund pursues its investment objective by limiting its investments only to U.S. Government Securities, the interest from which is generally exempt from state income taxation. To the extent required by SEC regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

In order to obtain a rating from a rating organization, the Federal Fund may be subject to additional investment restrictions.

Tax-Free Money Market Fund

The Tax-Free Money Market Fund pursues its investment objective by investing in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT.

INVESTMENT MANAGEMENT APPROACH

In order to obtain a rating from a rating organization, the Tax-Free Money Market Fund may be subject to additional investment restrictions.

All Funds

Goldman Sachs Asset Management, L.P. (“GSAM®”) serves as investment adviser to the Financial Square Funds (each a “Fund”, and collectively the “Funds”). GSAM is referred to in this Prospectus as the “Investment Adviser.”

Goldman Sachs’ Money Market Investment Philosophy:
The Funds are managed to seek preservation of capital, daily liquidity and maximum current income. With each Fund, the Investment Adviser follows a conservative, risk-managed investment process that seeks to:

■	Manage credit risk
■	Manage interest rate risk
■	Manage liquidity

Since 1981, the Investment Adviser has actively managed the Goldman Sachs Money Market Funds to provide investors with the greatest possible preservation of principal and income potential.

INVESTMENT PROCESS

1. Managing Credit Risk
The Investment Adviser’s process for managing credit risk emphasizes:

■	Intensive research—The Credit Department, a separate operating entity of Goldman, Sachs & Co. (“Goldman Sachs”, or “GS&Co.”), approves all money market fund eligible securities for the Funds. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of Goldman Sachs.

■	Timely updates—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via computer link.

The Result: An “approved” list of high-quality credits—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which offer the best available risk-return trade-off within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for the Funds, although it is not required to sell that security.

2. Managing Interest Rate Risk
Three main steps are followed in seeking to manage interest rate risk:

■	Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets—WAM (the weighted average time until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside the firm.

■	Implement optimum portfolio structure—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and each Fund’s asset volatility, are used to identify the most effective portfolio structure.
■	Conduct rigorous analysis of new securities—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Funds.

3. Managing Liquidity
Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect liquidity of a money market portfolio include:

■	Each Fund’s investors and other factors that influence the asset volatility of the Funds;
■	Technical events that influence the trading range of federal funds and other short-term fixed-income markets; and
■	Bid-ask spreads associated with securities in the portfolios.

Benchmarks for the Funds are the iMoneyNet, Inc. Indices. Each Fund uses the iMoneyNet Index which best corresponds to the Fund’s eligible investments.

References in this Prospectus to a Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how a particular Fund is managed.

INVESTMENT MANAGEMENT APPROACH

Additional Fund Characteristics and Restrictions

■	The Funds: Each Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act. Under Rule 2a-7, each Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria including conditions relating to maturity, diversification and credit quality. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the “SAI”).

■	Taxable Funds: Prime Obligations, Money Market, Treasury Obligations and Government Funds.
■	Tax-Advantaged Funds: Treasury Instruments and Federal Funds.
■	Tax-Exempt Fund: Tax-Free Money Market Fund.

■	The Investors: The Funds are designed for investors seeking a high rate of return, a stable NAV and convenient liquidation privileges. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (“NCUA”) Rules and Regulations and NCUA Letter Number 155. The Government Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of the Government Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the Government Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the Government Fund is a permissible investment under the laws applicable to it.
■	NAV: Each Fund seeks to maintain a stable NAV of $1.00 per share. There can be no assurance that a Fund will be able at all times to maintain a NAV of $1.00 per share.
■	Maximum Remaining Maturity of Portfolio Investments: 13 months (as determined pursuant to Rule 2a-7) at the time of purchase.

■	Dollar-Weighted Average Portfolio Maturity: Not more than 60 days (as required by Rule 2a-7).

■	Dollar-Weighted Average Portfolio Life: Not more than 120 days (as required by Rule 2a-7).

■	Investment Restrictions: Each Fund is subject to certain investment restrictions that are described in detail under “Investment Restrictions” in the SAI. Fundamental investment restrictions and the investment objective of each Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. The Treasury Obligations Fund’s policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is also a fundamental investment restriction. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed by the Board of Trustees without shareholder approval.

■	Diversification: Diversification can help a Fund reduce the risks of investing. In accordance with current regulations of the SEC, each Fund may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer. However, a Fund may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies. In addition, securities subject to certain unconditional guarantees are subject to different diversification requirements as described in the SAI.

■	Portfolio Liquidity: The Funds are required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund (except for the Tax-Free Money Market Fund) must hold at least 10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets” (each as defined by Rule 2a-7). The Tax-Free Money Market Fund must hold at least 30% of its total assets in “weekly liquid assets” (as defined by Rule 2a-7). No Fund may acquire an illiquid security if, after the purchase, more than 5% of a Fund’s total assets would consist of illiquid assets.

     ADDITIONAL PERFORMANCE INFORMATION

Note that the “Best Quarter” and “Worst Quarter” figures shown in the “Performance” section of each Fund’s Summary section are applicable only to the time period covered by the bar chart.

     INVESTMENT PRACTICES AND SECURITIES

The table below identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences and similarities among the Funds in their use of these techniques and other investment practices and investment securities. Numbers in the table show allowable usage only; for actual usage, consult the Funds’ annual/semi-annual reports. For more information about these and other investment practices and securities, see Appendix A. The Funds publish on their website (http://www.goldmansachsfunds.com) their complete portfolio holdings as of the end of each month subject to a fifteen calendar day lag between the date of

INVESTMENT MANAGEMENT APPROACH

the information and the date on which the information is disclosed. Each Fund also publishes its holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This information will be available on the website until the next publish date or the date on which a Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC. In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling 1-800-621-2550. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.

Investment Policies Matrix

	U.S. Treasury	U.S. Government	Bank	Commercial
Fund	Obligations[1]	Securities	Obligations	Paper
Prime Obligations	■	■	■ U.S. banks only[2]	■

Money Market	■	■	■ Over 25% of total assets must be invested in U.S. and foreign (US$) banks[3]	■ U.S. and foreign (US$) commercial paper

Treasury Obligations	■

Treasury Instruments	■

Government	■	■

Federal	■	■

Tax-Free Money Market				■ Tax-exempt only

Note: See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 42 for all footnotes.

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INVESTMENT MANAGEMENT APPROACH

Short-Term			Foreign
Obligations of		Asset-Backed and	Government
Corporations and	Repurchase	Receivables-Backed	Obligations
Other Entities	Agreements	Securities	(US$)
■ U.S. entities only	■	■

■ U.S. and foreign (US$) entities	■	■	■[4]

■

■

■ (Does not intend to invest)

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Investment Policies Matrix continued

		Custodial	Unrated	Investment
Fund	Municipals	Receipts	Securities[7]	Companies[8]
Prime Obligations	■[5]	■	■	■
Up to 10% of total assets in other investment companies

Money Market	■[5]	■	■	■
Up to 10% of total assets in other investment companies

Treasury Obligations

Treasury Instruments

Government				■
Up to 10% of total assets in other investment companies

Federal

Tax-Free Money Market	■	■	■	■
	At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances)[6]			Up to 10% of total assets in other investment companies

Note: See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 42 for all footnotes.

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INVESTMENT MANAGEMENT APPROACH

Private		Summary of
Activity	Credit	Taxation for
Bonds	Quality[7]	Distributions[12]	Miscellaneous
■	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

■	First Tier[11]	Taxable federal and state[13]	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

■
Does not intend to invest if subject to AMT[9,10]	First Tier[11]	Tax-exempt federal and taxable state[14]	May (but does not currently intend to) invest up to 20% of net assets in securities subject to AMT and may temporarily invest in the taxable money market instruments described herein. Reverse repurchase agreements not permitted.

41

[1]	Issued or guaranteed by the U.S. Treasury.

[2]	Including foreign branches of U.S. banks.

[3]	If adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits), the Fund may, for temporary defensive purposes, invest less than 25% of its total assets in bank obligations.

[4]	The Money Market Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government. The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

[5]	Will only make such investments when yields on such securities are attractive compared to other taxable investments.

[6]	The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund, for temporary defensive purposes, to invest in short-term taxable securities.

[7]	To the extent permitted by Rule 2a-7, securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier Securities. In addition, a Fund may rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or demand feature.

[8]	This percentage limitation does not apply to a Fund’s investments in investment companies (including exchange-traded funds) where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.

[9]	If such policy should change, private activity bonds subject to AMT would not exceed 20% of the Tax-Free Money Market Fund’s net assets under normal market conditions.

[10]	No more than 25% of the value of the Fund’s total assets may be invested in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.

[11]	First Tier Securities are (a) rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; or (b) issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings. U.S. Government Securities are considered First Tier Securities.

[12]	See “Taxation” for an explanation of the tax consequences summarized in the table above.

[13]	Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S. Government Securities.

[14]	Taxable except for distributions from interest on obligations of an investor’s state of residence in certain states.

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Risks of the Funds

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. The principal risks of each Fund are disclosed in the Summary sections of this Prospectus. The following gives additional information on the risks that apply to the Funds and may result in a loss of your investment. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund will achieve its investment objective.

Risk Category

Tax-Free
	Prime	Money	Treasury	Treasury			Money
• Applicable	Obligations	Market	Obligations	Instruments	Government	Federal	Market
— Not applicable	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Stable NAV	•	•	•	•	•	•	•
Interest Rate	•	•	•	•	•	•	•
Credit/Default	•	•	•	•	•	•	•
Management	•	•	•	•	•	•	•
Market	•	•	•	•	•	•	•
Liquidity	•	•	•	•	•	•	•
U.S. Government Securities	•	•	—	—	•	•	—
Banking Industry	•	•	—	—	—	—	—
Concentration	—	—	—	—	—	—	•
Foreign	—	•	—	—	—	—	—
Tax	—	—	—	—	—	—	•

Risks that apply to all Funds:

■	Stable NAV Risk—The risk that a Fund will not be able to maintain a NAV per share of $1.00 at all times. Shareholders of a Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from a Fund, make capital infusions into a Fund, enter into capital support agreements with a Fund or take other actions to help the Fund maintain a stable $1.00 share price.
■	Interest Rate Risk—The risk that during periods of rising interest rates, a Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, a Fund’s yield will tend to be higher. A low interest rate environment poses additional risks to a Fund. Low yields

43

on a Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

■	Credit/Default Risk—The risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement, may default on its obligation to pay interest and repay principal. In addition, with respect to the Tax-Free Money Market Fund, this risk includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities.

The credit quality of a Fund’s portfolio securities may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of a Fund’s holding may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

■	Management Risk—The risk that a strategy used by the Investment Adviser may fail to produce the intended results.
■	Market Risk—The risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions. Price changes may be temporary or last for extended periods. The Fund’s investments may be overweighted from time to time in one or more industry sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.
■	Liquidity Risk—The risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perception. While each Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect a Fund’s ability to maintain a $1.00 share price or prevent the Fund from being able to take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the time period stated in the Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Although a Fund reserves the right to meet redemption requests through in-kind distributions, to date no Fund has paid redemptions in-kind. While a Fund may pay redemptions in-kind in the future, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time

44

RISKS OF THE FUNDS

and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a $1.00 share price.

Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment Adviser, may from time to time own or control a significant percentage of a Fund’s shares. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients, and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders of their shares of a Fund may further increase a Fund’s liquidity risk and may impact a Fund’s NAV.

Risk that applies to the Prime Obligations, Money Market, Government and Federal Funds:

■	U.S. Government Securities Risk—The risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many types of U.S. Government Securities may be purchased by the Funds, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In September 2008, the U.S. Treasury and the Federal Housing Finance Administration (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed into a conservatorship under FHFA. The effect that this conservatorship will have on the entities’ debt and securities guaranteed by the entities is unclear.

Risk that applies to the Prime Obligations and Money Market Funds:

■	Banking Industry Risk—The risk that an adverse development in the banking industry may affect the value of the Money Market and Prime Obligations Funds’ investments more than if the Funds’ investments were not invested to such a degree in the banking industry. Normally, the Money Market Fund intends to invest more than 25% of its total assets in bank obligations. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles.

Risk that applies to the Money Market Fund:

■	Foreign Risk—The risk that the Money Market Fund’s investments in foreign securities could lose value as a result of political, financial and economic events in

45

foreign countries, less publicly available financial and other information, less stringent foreign securities regulations and accounting and disclosure standards, problems in security registration or settlement and custody or other factors. The Money Market Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

Risks that apply to the Tax-Free Money Market Fund:

■	Concentration Risk—The risk that if the Tax-Free Money Market Fund invests more than 25% of its total assets in certain issuers within the same state, industry or economic sector, an adverse economic, business or political development may affect the value of the Tax-Free Money Market Fund’s investments more than if its investments were not so concentrated.
■	Tax Risk—The risk that future legislative or administrative changes or court decisions may materially affect the value of the Tax-Free Money Market Fund’s portfolio and/or the ability of the Tax-Free Money Market Fund to pay federal tax-exempt dividends. This Tax-Free Money Market Fund would not be a suitable investment for IRAs, other tax-exempt or tax-deferred accounts or for other investors who are not sensitive to the federal, state or local tax consequences of their investments.

More information about the Funds’ portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

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Service Providers

     INVESTMENT ADVISERS

Investment Adviser	Fund
Goldman Sachs Asset Management, L.P. (“GSAM”) 200 West Street New York, New York 10282	Prime Obligations Money Market Treasury Obligations Treasury Instruments Government Federal Tax-Free Money Market

GSAM has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman Sachs. As of December 31, 2009, GSAM, including its investment advisory affiliates, had assets under management of $753.4 billion.

The Investment Adviser provides day-to-day advice regarding the Funds’ portfolio transactions. The Investment Adviser makes the investment decisions for the Funds and places purchase and sale orders for the Funds’ portfolio transactions in U.S. and foreign markets. As permitted by applicable law and exemptive relief obtained by the Investment Adviser, Goldman Sachs and the Funds, these orders may be directed to any broker-dealers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The Investment Adviser also performs the following additional services for the Funds:

■	Supervises all non-advisory operations of the Funds
■	Provides personnel to perform necessary executive, administrative and clerical services to the Funds
■	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities
■	Maintains the records of each Fund
■	Provides office space and all necessary office equipment and services

47

Pursuant to SEC exemptive orders, certain Funds may enter into principal transactions in certain money market instruments, including repurchase agreements, with Goldman Sachs.

     MANAGEMENT FEES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

		Actual Rate
		For the Fiscal
		Period Ended
Fund	Contractual Rate	August 31, 2009*
Prime Obligations	0.205%	0.16%

Money Market	0.205%	0.16%

Treasury Obligations	0.205%	0.18%

Treasury Instruments	0.205%	0.18%

Government	0.205%	0.16%

Federal	0.205%	0.18%

Tax-Free Money Market	0.205%	0.16%

*	The Funds’ fiscal year end changed from December 31 to August 31 effective January 1, 2009. The Investment Adviser has agreed to waive a portion of its Management Fee equal annually to 0.025% of the Treasury Obligations, Treasury Instruments and Federal Funds’ average daily net assets and equal annually to 0.045% of the Prime Obligations, Money Market, Government and Tax-Free Money Market Funds’ average daily net assets. These waivers will remain in effect through at least May 14, 2011, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These management fee waivers may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

The Investment Adviser may waive a portion of its management fee from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place. Due to the current low yield environment, the Investment Adviser may voluntarily waive a portion of its management fees. These temporary waivers may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.

The Investment Adviser has agreed to reduce or limit each Fund’s “Other Expenses” (excluding management fees, service fees, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and

48

SERVICE PROVIDERS

transfer agent fee credit deductions) equal on an annualized basis to 0.014% of each Fund’s average daily net assets. Each arrangement will remain in place through at least May 14, 2011, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement for the Funds in 2009 is available in the Funds’ Annual Report dated August 31, 2009.

     DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 200 West Street, New York, New York 10282, serves as the exclusive distributor (the “Distributor”) of each Fund’s shares. Goldman Sachs, 71 S. Wacker Drive, Chicago, Illinois 60606, also serves as each Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of average daily net assets of each Fund. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive a portion of the Funds’ transfer agency fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the shares acquired for its own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund’s investment activities. Goldman Sachs is a full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets. As such, it acts as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and has other direct and indirect

49

interests, in the global fixed income, currency, commodity, equity and other markets in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. Goldman Sachs may restrict transactions for itself, but not for the Funds (or vice versa). The results of a Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, a Fund may take a long position in a security at the same time that Goldman Sachs or other accounts managed by the Investment Adviser take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may adversely impact the Funds. Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and affect transactions in, securities of issuers held by the Funds, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds. For more information about conflicts of interest, see the SAI.

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SERVICE PROVIDERS

     LEGAL PROCEEDINGS

On April 16, 2010, the SEC brought an action under the U.S. federal securities laws in the U.S. District Court for the Southern District of New York against GS&Co. and one of its employees alleging that they made materially misleading statements and omissions in connection with a 2007 private placement of securities relating to a synthetic collateralized debt obligation sold to two institutional investors. GS&Co. and/or other affiliates of The Goldman Sachs Group, Inc. have received or may in the future receive notices and requests for information from various regulators, and have become or may in the future become involved in legal proceedings, based on allegations similar to those made by the SEC or other matters.

Neither GSAM nor any GSAM-managed funds have been named in the complaint. Moreover, the SEC complaint does not seek any penalties against them or against any employee who is or has been part of GSAM.

In the view of GS&Co. and GSAM, neither the matters alleged in this or any such similar proceedings nor their eventual resolution are likely to have a material effect on the ability of GS&Co., GSAM or their affiliates to provide services to GSAM-managed funds. Due to a provision in the law governing the operation of mutual funds, the resolution of the SEC action could, under certain circumstances, result in a situation in which GS&Co., GSAM and their affiliates would be ineligible to serve as an investment adviser or principal underwriter for U.S.-registered mutual funds absent an exemption from the SEC. While there is no assurance that such an exemption would be granted, the SEC has granted this type of relief in the past.

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Dividends

Dividends will be distributed monthly. You may choose to have dividends paid in:

■	Cash
■	Additional shares of the same Fund
■	Shares of a similar or an equivalent class of another Goldman Sachs Fund.

Special restrictions may apply. See the SAI.

You may indicate your election on your Account Application. Any changes may be submitted in writing to the Transfer Agent (either directly or for accounts opened through a Service Organization, through your Service Organization) at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the applicable Fund.

All or substantially all of each Fund’s net investment income will be declared as a dividend daily. Dividends will normally, but not always, be declared as of the following times:

Dividend Declaration Time
Fund	(New York Time)
Prime Obligations	5:00 p.m.

Money Market	5:00 p.m.

Treasury Obligations	5:00 p.m.

Treasury Instruments	4:00 p.m.

Government	5:00 p.m.

Federal	4:00 p.m.

Tax-Free Money Market	4:00 p.m.

Dividends will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in a Fund’s daily distributions. Net short-term capital gains may at times represent a significant component of the Funds’ daily distributions (e.g., during periods of extremely low interest rates).

Each Fund may distribute at least annually other realized capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the subsequent calendar year. The realized gains and losses are not expected to be of an amount which would affect a Fund’s NAV of $1.00 per share.

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Shareholder Guide

The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the Funds’ FST Premier Shares.

      HOW TO BUY SHARES

How Can I Purchase FST Premier Shares Of The Funds?
Generally, FST Premier Shares may be purchased only through institutions that have agreed to provide personal and account maintenance services and administration services to their customers who are the beneficial owners of FST Premier Shares (“Service Organizations”). No shareholder may buy FST Premier Shares directly from the Funds. Customers of a Service Organization will normally give their purchase instructions to the Service Organization, and the Service Organization will, in turn, place purchase orders with Goldman Sachs. Service Organizations will set times by which purchase orders and payments must be received by them from their customers. Generally, FST Premier Shares may be purchased from the Funds on any business day at their NAV next determined after receipt of an order by Goldman Sachs from a Service Organization. No sales load is charged.

Service Organizations are responsible for transmitting purchase orders and payments to Goldman Sachs in a timely fashion. Service Organizations should either:

■	Place an order through certain electronic trading platforms (e.g., National Securities Clearing Corporation);
■	Place an order with Goldman Sachs at 1-800-621-2550 and wire federal funds; or
■	Send a check payable to Goldman Sachs Funds – (Name of Fund and Class of Shares), P.O. Box 06050, Chicago, IL 60606-6306. The Funds will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalents, e.g., cashier’s checks, official bank checks, money orders, travelers cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Funds may accept cashier’s checks or official bank checks.

It is strongly recommended that payment be effected by wiring federal funds.

It is expected that checks will be converted to federal funds within two business days after receipt.

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What Do I Need To Know About Service Organizations?
Service Organizations may provide the following services in connection with their customers’ investments in FST Premier Shares:

■	Personal and account maintenance services

■	Facilities to answer inquiries and respond to correspondence
■	Acts as liaison between the Service Organization’s customers and the Goldman Sachs Trust (the “Trust”)
■	Assists customers in completing application forms, selecting dividend and other options, and similar services

■	Administration services

■	Acts, directly or through an agent, as the sole shareholder of record
■	Maintains account records for customers
■	Processes orders to purchase, redeem and exchange shares for customers
■	Processes payments for customers

Some (but not all) Service Organizations are authorized to accept, on behalf of the Trust, purchase, redemption and exchange orders placed by or on behalf of their customers, and may designate other financial intermediaries to accept such orders, if approved by the Trust. In these cases:

■	A Fund will be deemed to have received an order in proper form when the order is accepted by the authorized Service Organization or financial intermediary on a business day, and the order will be priced at the Fund’s NAV per share next determined after such acceptance.
■	Service Organizations and financial intermediaries will be responsible for transmitting accepted orders and payments to the Trust within the time period agreed upon by them.

You should contact your Service Organization directly to learn whether it is authorized to accept orders for the Trust.

Pursuant to a service plan and administration plan adopted by the Trust’s Board of Trustees, Service Organizations are entitled to receive payment for their services from the Trust. These payments are equal to 0.10% (annualized) for personal and account maintenance services plus an additional 0.25% (annualized) for administration services of the average daily net assets of the FST Premier Shares of the Funds, which are attributable to or held in the name of the Service Organization for its customers. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive a portion of the Funds’ service fees and administration fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

The Investment Adviser, Distributor and/or their affiliates may make additional payments or provide services to Service Organizations and other financial

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SHAREHOLDER GUIDE

intermediaries (“Intermediaries”) to promote the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. These payments are made out of the Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Funds. These payments are in addition to the service fees and administration fees described in this Prospectus. Such payments are intended to compensate Intermediaries for, among other things: marketing shares of the Funds and other Goldman Sachs Funds, which may consist of payments relating to the Funds’ inclusion on preferred or recommended fund lists or in certain sales programs sponsored by the Intermediaries; access to the Intermediaries’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; and/or other specified services intended to assist in the distribution and marketing of the Funds and other Goldman Sachs Funds. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of FST Premier Shares, as well as sponsor various educational programs, sales contests and/or promotions. The payments by the Investment Adviser, Distributor and/or their affiliates which are in addition to the fees paid for these services by the Funds, may also compensate Intermediaries for subaccounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Intermediaries. In addition, certain Intermediaries may have access to certain services from the Investment Adviser, Distributor and/or their affiliates, including research reports and economic analysis, and portfolio analysis tools. In certain cases, the Intermediary may not pay for these services. Please refer to the “Payments to Intermediaries” section of the SAI for more information about these payments and services.

The payments made by the Investment Adviser, Distributor and/or their affiliates and the services received by an Intermediary may differ for different Intermediaries. The presence of these payments, receipt of these services and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact your Service Organization or other Intermediary for more information about the payments it receives and any potential conflicts of interest.

In addition to FST Premier Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which

55

affect performance), have different minimum investment requirements and are entitled to different services than FST Premier Shares. Information regarding other share classes may be obtained from your Service Organization or from Goldman Sachs by calling the number on the back cover of this Prospectus.

What Is My Minimum Investment In The Funds?
The minimum initial investment requirement imposed upon Service Organizations for the purchase of FST Premier Shares is generally $10 million, alone or in combination with other assets under the management of GSAM and its affiliates. There is no minimum imposed upon additional investments. A Service Organization may, however, impose a different minimum amount for initial and additional investments in FST Premier Shares, and may establish other requirements such as a minimum account balance. A Service Organization may redeem FST Premier Shares held by non-complying accounts, and may impose a charge for any special services. Please see “Shares of the Trust” in the SAI for additional information about minimum investments.

What Else Should I Know About Share Purchases?
The Trust reserves the right to:

■	Refuse to open an account if you fail to (i) provide a Social Security Number or other taxpayer identification number; or (ii) certify that such number is correct (if required to do so under applicable law).
■	Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion.
■	Close a Fund to new investors from time to time and reopen any such Fund whenever it is deemed appropriate by a Fund’s Investment Adviser.
■	Modify or waive the minimum investment requirements.
■	Modify the manner in which shares are offered.

The Board of Trustees of the Trust has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares in light of the nature and high quality of the Funds’ investments.

Generally, non-U.S. citizens and certain U.S. citizens residing outside the United States may not open an account with the Funds.

The Funds may allow Service Organizations to purchase shares with securities instead of cash if consistent with a Fund’s investment policies and operations and if approved by the Fund’s Investment Adviser.

Notwithstanding the forgoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.

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SHAREHOLDER GUIDE

Customer Identification Program.  Federal law requires the Funds to obtain, verify and record identifying information, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Funds. Applications without the required information may not be accepted by the Funds. After accepting an application, to the extent permitted by applicable law or their customer identification program, the Funds reserve the right to: (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Funds; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Funds are unable to verify an investor’s identity. The Funds and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to the customer identification program.

How Are Shares Priced?
The price you pay when you buy FST Premier Shares is a Fund’s next determined NAV for a share class after the Fund receives your order in proper form. The price you receive when you sell FST Premier Shares is a Fund’s next determined NAV for a share class with the redemption proceeds reduced by any applicable charges after the Fund receives your order in proper form. The Funds calculate NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class) Number of Outstanding Shares of the Class

Please note the following with respect to the price at which your transactions are processed:

■	NAV per share of each share class of the Treasury Instruments, Federal and Tax-Free Money Market Funds is generally calculated by the accounting agent on each business day as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) or such other times as the New York Stock Exchange or NASDAQ market may officially close. NAV per share of each share class of the Prime Obligations, Money Market, Treasury Obligations and Government Funds is generally calculated by the accounting agent on each business day as of 5:00 p.m. New York time. Shares may also be priced periodically throughout the day by the accounting agent. Fund shares will be priced on any day the New York Stock Exchange is open, except for days on which the Federal Reserve Bank is closed for local holidays. Fund shares will generally not be priced on any day the New York Stock Exchange is closed, although Fund shares may be priced on days when the New York Stock Exchange

57

is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.

■	On any business day when the SIFMA recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.
■	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Although most money market securities settle on the same day as they are traded, investment transactions not settling on the same day are recorded and factored into a Fund’s NAV on the business day following trade date (T+1), consistent with industry practice. The use of T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their trade dates.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets is stopped at a time other than their regularly scheduled closing times. In the event the New York Stock Exchange and/or the bond markets do not open for business, the Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during this situation, please call 1-800-621-2550.

To help each Fund maintain its $1.00 share price, portfolio securities are valued at amortized cost in accordance with SEC regulations. Amortized cost will normally approximate market value. There can be no assurance that a Fund will be able at all times to maintain a NAV of $1.00 per share.

In addition, if an event that affects the value of a security occurs after the publication of market quotations used by a Fund to price its securities but before the close of trading on the New York Stock Exchange, the Trust in its discretion and consistent with applicable regulatory guidance may determine whether to make an adjustment in light of the nature and significance of the event.

When Do Shares Begin Earning Dividends?
If a wire purchase order is received on a business day by the deadline specified below and payment in federal funds is received by the Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. New York time), then

58

SHAREHOLDER GUIDE

dividends will begin to accrue on the same business day that the wire purchase order is received:

Tax-Free Money Market Fund:

■	By 2:00 p.m. New York time
Treasury Instruments and Federal Funds:

■	By 3:00 p.m. New York time
Prime Obligations, Money Market, Treasury Obligations and Government Funds:

■	By 5:00 p.m. New York time

If a wire purchase order is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a wire purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the Fund by the close of the Federal wire transfer system that same day, your purchase will be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, Goldman Sachs, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of receipt.

      HOW TO SELL SHARES

How Can I Sell FST Premier Shares Of The Funds?
Generally, FST Premier Shares may be sold (redeemed) only through Service Organizations. Customers of a Service Organization will normally give their redemption instructions to the Service Organization, and the Service Organization will, in turn, place redemption orders with the Funds. Generally, each Fund will redeem its FST Premier Shares upon request on any business day the Fund is open at the NAV next determined after receipt of such request in proper form. Redemption proceeds may be sent to recordholders by check or by wire (if the wire instructions are designated on the current record of the Transfer Agent).

A Service Organization may request redemptions by electronic trading platform, in writing or by telephone (unless the Service Organization opts out of the telephone redemption privilege on the Account Application).

Generally, any redemption request that requires money to go to an account or address other than that designated in the current records of the Transfer Agent must be in writing and signed by an authorized person (a Medallion signature guarantee may be required). The written request may be confirmed by telephone with both the requesting party and the designated bank to verify instructions.

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Certain Service Organizations are authorized to accept redemption requests on behalf of the Funds as described under “What Do I Need To Know About Service Organizations?”

When Do I Need A Medallion Signature Guarantee To Redeem Shares?
A Medallion signature guarantee may be required if:

■	You would like the redemption proceeds sent to an address that is not your address of record; or
■	You would like the redemption proceeds sent to a bank account that is not designated in the current records of the Transfer Agent.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. Additional documentation may be required.

What Do I Need To Know About Telephone Redemption Requests?
The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

■	Telephone requests are recorded.
■	Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address or account).
■	For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the bank account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, a redemption request must be in the form of a written letter (a Medallion signature guarantee may be required).
■	The telephone redemption option may be modified or terminated at any time without prior notice.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.

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SHAREHOLDER GUIDE

When Will Redemption Proceeds Be Wired?
Redemption proceeds will normally be wired to the domestic bank account designated on a Service Organization’s account application as follows:

Redemption Request Received	Redemption Proceeds	Dividends
Tax-Free Money Market Fund:

■ By 1:00 p.m. New York time	Wired same business day	Not earned on day request is received

	Checks sent next business day	Earned on day request is received

Treasury Instruments and Federal Funds:

■ By 3:00 p.m. New York time	Wired same business day	Not earned on day request is received

	Checks sent next business day	Earned on day request is received

Prime Obligations, Money Market, Treasury Obligations and Government Funds:

■ By 5:00 p.m. New York time	Wired same business day	Not earned on day request is received

	Checks sent next business day	Earned on day request is received

■	Although redemption proceeds will normally be wired as described above, under certain circumstances, redemption proceeds may be paid the next business day following receipt of a properly executed wire transfer redemption request (or up to three business days later with respect to the Tax-Free Money Market Fund). Redemption requests or payments may be postponed or suspended as permitted under Section 22(e) of the Investment Company Act and the regulations thereunder. Generally, under that section, redemption requests or payments may be postponed or suspended if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of a Fund’s net assets not reasonably practicable; or (iii) the SEC, by order, permits the suspension of the right of redemption.

■	If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days.

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■	If the Federal Reserve Bank is closed on the day the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve Bank reopens.
■	To change the bank designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent.
■	Neither the Trust nor Goldman Sachs assumes any responsibility for the performance of financial intermediaries or your Service Organization in the transfer process. If a problem with such performance arises, you should deal directly with such financial intermediaries or your Service Organization.

What Else Do I Need To Know About Redemptions?
The following generally applies to redemption requests:

■	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.
■	Service Organizations and other institutions (including banks, trust companies, brokers and investment advisers) (“Institutions”) are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Service Organizations and Institutions may set times by which they must receive redemption requests. Service Organizations and Institutions may also require additional documentation from you.

The Trust reserves the right to:

■	Redeem your shares in the event a Service Organization’s relationship with Goldman Sachs is terminated and you do not transfer your account to another Service Organization with a relationship with Goldman Sachs.
■	Subject to applicable law, redeem your shares in other circumstances determined by the Board of Trustees to be in the best interest of the Trust.
■	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities.
■	Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check be returned to a Fund as undeliverable or remain uncashed for six months. This provision may not apply to certain retirement or qualified accounts or to a closed account. No interest will accrue on amounts represented by uncashed checks.
■	Charge an additional fee in the event a redemption is made via wire transfer.

None of the Trust, Investment Adviser, nor Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from a redemption.

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SHAREHOLDER GUIDE

Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman Sachs Fund?
A Service Organization may exchange FST Premier Shares of a Goldman Sachs Fund at NAV for certain shares of another Goldman Sachs Fund. Redemptions of shares (including by exchange) of certain Goldman Sachs Funds offered in other prospectuses may, however, be subject to a redemption fee if shares are held for 30 days or less (60 days or less with respect to certain other Goldman Sachs Funds). The exchange privilege may be materially modified or withdrawn at any time upon 60 days written notice.

You should keep in mind the following factors when making or considering an exchange:

■	You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange.
■	Currently the Funds do not impose any charge for exchanges, although the Funds may impose a charge in the future.

■	All exchanges which represent an initial investment requirement in a Goldman Sachs Fund must satisfy the minimal initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into a Fund need not meet the traditional minimum investment requirements for that Fund if the entire balance of the original Goldman Sachs Fund account is exchanged.

■	Exchanges are available only in states where exchanges may be legally made.
■	It may be difficult to make telephone exchanges in times of unusual economic or market conditions.
■	Goldman Sachs may use reasonable procedures described under “What Do I Need to Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
■	Normally, a telephone exchange will be made only to an identically registered account.
■	A Medallion signature guarantee may be required.
■	Exchanges into Goldman Sachs Funds that are closed to new investors may be restricted.
■	Exchanges into a Fund from another Goldman Sachs Fund may be subject to any redemption fee imposed by the other Goldman Sachs Fund.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

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What Types Of Reports Will Be Sent Regarding Investments In FST Premier Shares?
Service Organizations will receive from the Funds annual shareholder reports containing audited financial statements and semi-annual shareholder reports. Service Organizations will also be provided with a monthly account statement. Service Organizations are responsible for providing these or other reports to their customers who are the beneficial owners of FST Premier Shares in accordance with the rules that apply to their accounts with the Service Organizations. In addition, Service Organizations and other financial intermediaries will be responsible for providing any communication from a Fund to shareholders, including but not limited to prospectuses, prospectus supplements, proxy materials and notices regarding the sources of dividend payments under Section 19 of the Investment Company Act.

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Taxation

As with any investment, you should consider how your investment in the Funds will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen or resident.

Unless your investment is through an IRA or other tax-advantaged account, you should consider the possible tax consequences of Fund distributions.

Taxes on Distributions: Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income. Fund distributions of investment income are generally taxable as ordinary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

It is anticipated that substantially all of the distributions by the Funds, other than the Tax-Free Money Market Fund, will be taxable as ordinary income. You should note that these distributions will not qualify for the reduced tax rate currently applicable to certain qualified dividends because the Funds’ investment income will consist generally of interest income rather than corporate dividends.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in December but paid in January will be taxable as if they were paid in December. The Funds will inform shareholders of the character and tax status of all distributions promptly after the close of each calendar year.

Distributions from the Tax-Free Money Market Fund that are designated as “exempt interest dividends” are generally not subject to federal income tax. However, you should note that, while the Fund intends to avoid such investments, a portion of the exempt-interest dividends paid by the Tax-Free Money Market Fund may be attributable to investments in securities, the interest on which will be a preference item when determining your federal AMT liability. Exempt-interest dividends are also taken into account in determining the taxable portion of social security or railroad retirement benefits. Any interest on indebtedness incurred by you to purchase or carry shares in the Tax-Free Money Market Fund generally will not be deductible for federal income tax purposes.

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To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes.

Other Information: When you open your account, you should provide your social security or tax identification number on your Account Application. By law, each Fund must withhold 28% (currently scheduled to increase to 31% after 2010) of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the Internal Revenue Service instructs the Fund to do so.

Non-U.S. investors are generally subject to U.S. withholding tax and may be subject to U.S. estate tax. But, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Distributions before September 1, 2010, of qualified interest income and short-term capital gains by the Treasury Obligations Fund, Treasury Instruments Fund, Government Fund, Federal Fund and the Tax-Free Money Market Fund paid to non-U.S. investors are not expected to be subject to withholding. Distributions of interest and short-term capital gains by the Prime Obligations Fund and the Money Market Fund paid to non-U.S. investors will be generally subject to withholding. More information about U.S. taxation and non-U.S. investors is included in the SAI.

66

Appendix A
Additional Information on the
Funds

This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental policies and investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. A Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies.

U.S. Treasury Obligations and U.S. Government Securities. Certain Funds may invest in U.S. Treasury Obligations, which include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”). U.S. Treasury Obligations may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate of inflation.

Certain Funds may invest in U.S. Government Securities. Unlike U.S. Treasury Obligations, U.S. Government Securities can be supported by either (i) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”)); (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer.

U.S. Government Securities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds.

67

Some Funds invest in U.S. Treasury Obligations and certain U.S. Government Securities the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks and Tennessee Valley Authority.

U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Bank Obligations. Certain Funds may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Funds may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Money Market Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Commercial Paper. Certain Funds may invest in commercial paper, including variable amount master demand notes and asset-backed commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in

68

APPENDIX A

bearer form by banks or bank holding companies, corporations, finance companies and other issuers. The commercial paper that may be purchased by a Fund consists of direct U.S. dollar-denominated obligations of domestic or, in the case of the Money Market Fund, foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.

Short-Term Obligations of Corporations or Other Entities. Certain Funds may invest in other short-term obligations, including master demand notes and short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A master demand note permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand note may be increased from time to time by the parties (subject to specified maximums) or decreased by the Fund or the issuer. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by a Fund may be regarded as illiquid.

Repurchase Agreements. Certain Funds may enter into repurchase agreements with securities dealers and banks. Repurchase agreements are similar to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation.

If the seller under a repurchase agreement defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy or insolvency proceedings concerning the seller, a Fund could suffer additional losses if the collateral held by the Fund is subject to a court “stay” that prevents the Fund from promptly selling the collateral. If this occurs, the Fund will bear the risk that the value of the collateral will decline below the

69

repurchase price. Furthermore, a Fund could experience a loss if a court determines that the Fund’s interest in the collateral is not enforceable.

In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders. In addition, certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Asset-Backed and Receivables-Backed Securities. Certain Funds may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. There is no guarantee that private guarantors, or insurers of an asset-backed security, if any, will meet their obligations. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Asset-backed securities may also be subject to increased volatility and may become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally. Certain mortgage-backed securities (especially those backed by sub-prime and second-lien loans) have declined in value in light of recent market and economic developments, and such developments have led to reduced demand and

70

APPENDIX A

limited liquidity for certain mortgage-related securities. Unexpected increases in default rates with regard to the underlying mortgages and increased price volatility, in addition to liquidity constraints, may make these securities more difficult to value or dispose of than may have been the case previously. These events may have an adverse effect on the Funds to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Foreign Government Obligations and Related Foreign Risks. The Money Market Fund may invest in foreign government obligations. Foreign government obligations that the Fund invests in are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs.

Investments by the Fund in foreign securities, whether issued by a foreign government, bank, corporation or other issuer, may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks. The legal remedies for investors may be more limited than the remedies available in the United States. In addition, changes in the exchange rate of a foreign currency relative to the U.S. dollar (e.g., weakening of the currency against the U.S. dollar) may adversely affect the ability of a foreign issuer to pay interest and repay principal on an obligation.

Municipal Obligations. Certain Funds may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia. Municipal obligations in which a Fund may invest include fixed rate notes and similar debt instruments; variable and floating rate demand instruments; tax-exempt commercial paper; municipal bonds; and unrated notes, paper, bonds or other instruments.

Municipal Notes and Bonds. Municipal notes include tax anticipation notes (“TANs”), revenue anticipation notes (“RANs”), bond anticipation notes (“BANs”), tax and revenue anticipation notes (“TRANs”) and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal obligation. Revenue bonds are backed by the revenues

71

of a project or facility such as the tolls from a government-owned toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority’s obligations. Industrial development bonds (“private activity bonds”) are a specific type of revenue bond backed by the credit and security of a private user and, therefore, have more potential risk. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity and average portfolio life. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Revenue Anticipation Warrants. Revenue Anticipation Warrants (“RAWs”) are issued in anticipation of the issuer’s receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer’s payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

72

APPENDIX A

Industrial Development Bonds. Certain Funds may invest in industrial development bonds (private activity bonds). Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user, the interest from which would be an item of tax preference when distributed by a Fund as “exempt-interest dividends” to shareholders under the AMT.

Other Municipal Obligation Policies. Certain Funds may invest 25% or more of the value of their respective total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one municipal obligation would also affect the other municipal obligation. For example, a Fund may invest all of its assets in (a) municipal obligations the interest of which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities; (b) municipal obligations whose issuers are in the same state; or (c) industrial development obligations (except where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry). A Fund’s investments in these municipal obligations will subject the Fund, to a greater extent, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of investment.

Municipal obligations may also include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligation bonds are supported by the moral commitment but not the legal obligation of a state or municipality. Municipal leases, certificates of participation and moral obligation bonds present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments under these instruments.

Municipal obligations may be backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States or by other financial institutions such as insurance companies which may issue insurance policies with respect to municipal obligations. The credit quality of these banks, insurance companies and other financial institutions could, therefore, cause a loss to a Fund that invests in municipal obligations. The insurance companies’ exposure to securities involving sub-prime mortgages may cause insurer rating downgrade or insolvency, which may affect the prices and liquidity of municipal obligations insured by the insurance company. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because

73

of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

In order to enhance the liquidity, stability or quality of a municipal obligation, a Fund may acquire the right to sell the obligation to another party at a guaranteed price and date.

In purchasing municipal obligations, a Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. A Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.

Custodial Receipts. Certain Funds may invest in custodial receipts (including tender option bonds, see above for more information) representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Fund is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, a Fund will bear its proportionate share of the fees and expenses charged to the custodial account.

Other Investment Companies. Certain Funds may invest in securities of other investment companies, subject to statutory limitations prescribed by the Investment Company Act. These limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment

74

APPENDIX A

company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies.

Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, a Fund may invest in other investment companies and money market funds beyond the statutory limits described above. Some of those investment companies and money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Fund.

Floating and Variable Rate Obligations. The Funds may purchase various floating and variable rate obligations, including tender option bonds. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to the conditions for using amortized cost valuation under the Investment Company Act, a Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Treasury Obligation or U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks. A Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

When-Issued Securities and Forward Commitments. Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to a Fund at the time of entering into the transaction. A forward commitment

75

involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, a Fund must “set-aside” liquid assets, or engage in other appropriate measures to “cover” its obligations.

Illiquid Securities. Each Fund may invest up to 5% of its total assets (measured at the time of purchase) in illiquid securities (i.e., securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to it by the Fund). Illiquid securities include:

■	Both domestic and foreign securities that are not readily marketable
■	Certain municipal leases and participation interests
■	Certain stripped mortgage-backed securities
■	Repurchase agreements and time deposits with a notice or demand period of more than seven days
■	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended.

Investing in restricted securities may decrease the liquidity of a Fund’s portfolio. Securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perception.

Borrowings. Each Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional investments if borrowings exceed 5% of its net assets. For more information, see the SAI.

Downgraded Securities. After its purchase, a portfolio security may be assigned a lower rating or cease to be rated. If this occurs, a Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and its shareholders.

76

APPENDIX A

Risks of Large Shareholder Redemptions. Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s shares. Redemptions by these funds, accounts or individuals of their holdings in a Fund may impact the Fund’s liquidity and NAV. These redemptions may also force a Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

77

Appendix B
Financial Highlights

Because FST Premier Shares have not commenced operations as of the date of this Prospectus, financial highlights are not available.

78

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Financial Square Funds
Prospectus (FST Premier Shares)

     FOR MORE INFORMATION

Annual/Semi-annual Report
Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information
Additional information about the Funds and their policies is also available in the Funds’ SAI. The SAI is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Funds’ annual and semi-annual reports, and the SAI, are available free upon request by calling Goldman Sachs at 1-800-621-2550. You can also access and download the annual and semi-annual reports and the SAI at the Funds’ website: http://www.goldmansachsfunds.com.

From time to time, certain announcements and other information regarding the Funds may be found at http://www.gs.com/gsam/redirect/announcements/individuals for individual investors, http://www.gs.com/gsam/redirect/announcements/institutions for institutional investors or http://www.gs.com/gsam/redirect/announcements/advisors for advisors.

To obtain other information and for shareholder inquiries:

■ By telephone:	1-800-621-2550
■ By mail:	Goldman Sachs Funds P.O. Box 06050 Chicago, IL 60606-6306
■ On the Internet:	SEC EDGAR database – http://www.sec.gov

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090.

The Funds’ investment company registration number is 811-05349.
Goldman Sachs Financial Square Fundssm is a service mark of Goldman, Sachs & Co.
GSAM® is a registered service mark of Goldman, Sachs & Co.

FSPROPREM

Prospectus	FST Resource Shares May 14, 2010

GOLDMAN SACHS FINANCIAL SQUARE FUNDSSM

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH A FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

■ Prime Obligations Fund:
GBRXX

■ Money Market Fund:
GREXX

■ Treasury Obligations Fund:
GTRXX

■ Treasury Instruments Fund:
GIRXX

■ Government Fund:
GVRXX

■ Federal Fund:
GFRXX

■ Tax-Free Money Market Fund:
GXRXX

1	Prime Obligations Fund – Summary

5	Money Market Fund – Summary

9	Treasury Obligations Fund – Summary

13	Treasury Instruments Fund – Summary

17	Government Fund – Summary

21	Federal Fund – Summary

25	Tax-Free Money Market Fund – Summary

29	Financial Square Funds – Additional Summary Information

30	Investment Management Approach

43	Risks of the Funds

47	Service Providers

52	Dividends

53	Shareholder Guide
	53	How to Buy Shares
	59	How to Sell Shares

65	Taxation

67	Appendix A Additional Information on the Funds

78	Appendix B Financial Highlights

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Prime Obligations Fund—Summary

Investment Objective

The Prime Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Prime
Obligations
Fund
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.15%
Service and Administration Fees	0.50%
Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.88%
Fee Waiver[2]	(0.05)%

Total Annual Fund Operating Expenses After Fee Waiver	0.83%

[1]	The Fund’s annual operating expenses have been estimated to reflect expenses expected to be incurred during the current fiscal year.

[2]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least May 14, 2011, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

1

The Example assumes that you invest $10,000 in FST Resource Shares of the Fund for the time periods indicated and then redeem all of your FST Resource Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Resource Shares	$85	$276	$483	$1,080

Principal Strategy

The Fund pursues its investment objective by investing in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

■	Credit/Default Risk—An issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement, may default on its obligation to pay interest and repay principal. Additionally, the credit quality of the Fund’s portfolio securities may deteriorate rapidly, which may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

■	Interest Rate Risk—When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse

2

impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

■	Market Risk—The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

■	U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks chartered or sponsored by Acts of Congress are not backed by the full faith and credit of the United States. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

■	Stable NAV Risk—The Fund may not be able to maintain a NAV per share of $1.00 at all times. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Service Shares from year to year for up to the last ten years (with respect to the bar chart); and (b) the average annual total returns of the Fund’s FST Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and expense limitations in effect. Updated performance information is available at no cost at www.goldmansachsfunds.com or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR (FST Service Shares)*
Best Quarter Q3 ’00 1.53% Worst Quarter Q3 ’09 0.00%

3

     AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2009	1 Year	5 Years	10 Years	Since Inception
FST Service Shares (Inception 1/8/92)*	0.07%	2.79%	2.60%	3.38%

*	Because FST Resource Shares have not commenced operations as of the date of this Prospectus, the figures shown above provide performance for FST Service Shares of the Fund (which are not offered in this Prospectus); FST Resource Shares would have similar returns (because these share classes represent interests in the same portfolio of securities) that would differ only to the extent that they have higher expenses.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 29 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 29 of this Prospectus.

4

Money Market Fund—Summary

Investment Objective

The Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Money
Market
Fund
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.15%
Service and Administration Fees	0.50%
Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.88%
Fee Waiver[2]	(0.05)%

Total Annual Fund Operating Expenses After Fee Waiver	0.83%

[1]	The Fund’s annual operating expenses have been estimated to reflect expenses expected to be incurred during the current fiscal year.

[2]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least May 14, 2011, and prior to such date the Investment Adviser may not unilaterally terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

5

The Example assumes that you invest $10,000 in FST Resource Shares of the Fund for the time periods indicated and then redeem all of your FST Resource Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Resource Shares	$85	$276	$483	$1,080

Principal Strategy

The Fund pursues its investment objective by investing in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

■	Credit/Default Risk—An issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement, may default on its obligation to pay interest and repay principal. Additionally, the credit quality of the Fund’s portfolio securities may deteriorate rapidly, which may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

■	Interest Rate Risk—When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities may also

6

be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

■	Market Risk—The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

■	U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks chartered or sponsored by Acts of Congress are not backed by the full faith and credit of the United States. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

■	Banking Industry Risk—An adverse development in the banking industry may affect the value of the Fund’s investments more than if they were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles.

■	Stable NAV Risk—The Fund may not be able to maintain a NAV per share of $1.00 at all times. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

■	Foreign Risk—Foreign securities may be subject to risk of loss because of political, financial and economic events in foreign countries, less public information, less stringent foreign securities regulations and accounting and disclosure standards, problems in security registration or settlement and custody or other factors.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Service Shares from year to year for up to the last ten years (with respect to the bar chart); and (b) the average annual total returns of the Fund’s FST Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and expense limitations in effect. Updated performance information is available at no cost at www.goldmansachsfunds.com or by calling 1-800-621-2550.

7

TOTAL RETURN	CALENDAR YEAR (FST Service Shares)*
Best Quarter Q3 ’00 1.53% Worst Quarter Q3 ’09 0.00%

     AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2009	1 Year	5 Years	10 Years	Since Inception
FST Service Shares (Inception 7/14/95)*	0.11%	2.81%	2.61%	3.33%

*	Because FST Resource Shares have not commenced operations as of the date of this Prospectus, the figures shown above provide performance for FST Service Shares of the Fund (which are not offered in this Prospectus); FST Resource Shares would have similar returns (because these share classes represent interests in the same portfolio of securities) that would differ only to the extent that they have higher expenses.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 29 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 29 of this Prospectus.

8

Treasury Obligations Fund—Summary

Investment Objective

The Treasury Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury
Obligations
Fund
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.15%
Service and Administration Fees	0.50%
Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.88%
Fee Waiver[2]	(0.03)%

Total Annual Fund Operating Expenses After Fee Waiver	0.85%

[1]	The Fund’s annual operating expenses have been estimated to reflect expenses expected to be incurred during the current fiscal year.

[2]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least May 14, 2011, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

9

The Example assumes that you invest $10,000 in FST Resource Shares of the Fund for the time periods indicated and then redeem all of your FST Resource Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Resource Shares	$87	$278	$485	$1,082

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”). The Fund may also invest in repurchase agreements collateralized by U.S. Treasury Obligations.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

■	Credit/Default Risk—An issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement, may default on its obligation to pay interest and repay principal. Additionally, the credit quality of the Fund’s portfolio securities may deteriorate rapidly, which may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

■	Interest Rate Risk—When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse

10

impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

■	Market Risk—The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

■	Stable NAV Risk—The Fund may not be able to maintain a NAV per share of $1.00 at all times. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Service Shares from year to year for up to the last ten years (with respect to the bar chart); and (b) the average annual total returns of the Fund’s FST Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and expense limitations in effect. Updated performance information is available at no cost at www.goldmansachsfunds.com or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR (FST Service Shares)*
Best Quarter Q4 ’00 1.48% Worst Quarter Q2 ’09 0.00%

     AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2009	1 Year	5 Years	10 Years	Since Inception
FST Service Shares (Inception 10/15/91)*	0.02%	2.45%	2.34%	3.20%

*	Because FST Resource Shares have not commenced operations as of the date of this Prospectus, the figures shown above provide performance for FST Service Shares of the Fund (which are not offered in this Prospectus); FST Resource Shares would have similar returns (because these share classes

11

represent interests in the same portfolio of securities) that would differ only to the extent that they have higher expenses.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 29 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 29 of this Prospectus.

12

Treasury Instruments Fund—Summary

Investment Objective

The Treasury Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury
Instruments
Fund
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.15%
Service and Administration Fees	0.50%
Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.88%
Fee Waiver[2]	(0.03)%

Total Annual Fund Operating Expenses After Fee Waiver	0.85%

[1]	The Fund’s annual operating expenses have been estimated to reflect expenses expected to be incurred during the current fiscal year.

[2]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least May 14, 2011, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

13

The Example assumes that you invest $10,000 in FST Resource Shares of the Fund for the time periods indicated and then redeem all of your FST Resource Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Resource Shares	$87	$278	$485	$1,082

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), the interest from which is generally exempt from state income taxation.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

■	Credit/Default Risk—An issuer or guarantor of a security may default on its obligation to pay interest and repay principal. Additionally, the credit quality of the Fund’s portfolio securities may deteriorate rapidly, which may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

■	Interest Rate Risk—When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

14

■	Market Risk—The value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions.

■	Stable NAV Risk—The Fund may not be able to maintain a NAV per share of $1.00 at all times. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Service Shares from year to year for up to the last ten years (with respect to the bar chart); and (b) the average annual total returns of the Fund’s FST Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and expense limitations in effect. Updated performance information is available at no cost at www.goldmansachsfunds.com or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR (FST Service Shares)*
Best Quarter Q4 ’00 1.42% Worst Quarter Q2 ’09 0.00%

     AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2009	1 Year	5 Years	10 Years	Since Inception
FST Service Shares (Inception 3/5/97)*	0.01%	2.29%	2.20%	2.69%

*	Because FST Resource Shares have not commenced operations as of the date of this Prospectus, the figures shown above provide performance for FST Service Shares of the Fund (which are not offered in this Prospectus); FST Resource Shares would have similar returns (because these share classes represent interests in the same portfolio of securities) that would differ only to the extent that they have higher expenses.

15

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 29 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 29 of this Prospectus.

16

Government Fund—Summary

Investment Objective

The Government Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Government
Fund
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.15%
Service and Administration Fees	0.50%
Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.88%
Fee Waiver[2]	(0.05)%

Total Annual Fund Operating Expenses After Fee Waiver	0.83%

[1]	The Fund’s annual operating expenses have been estimated to reflect expenses expected to be incurred during the current fiscal year.

[2]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least May 14, 2011, and prior to such date the Investment Adviser may not unilaterally terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

17

The Example assumes that you invest $10,000 in FST Resource Shares of the Fund for the time periods indicated and then redeem all of your FST Resource Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates management fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Resource Shares	$85	$276	$483	$1,080

Principal Strategy

The Fund pursues its investment objective by investing, directly or indirectly, only in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and repurchase agreements collateralized by such securities.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

■	Credit/Default Risk—An issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement, may default on its obligation to pay interest and repay principal. Additionally, the credit quality of the Fund’s portfolio securities may deteriorate rapidly, which may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

■	Interest Rate Risk—When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

18

■	Market Risk—The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

■	U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks chartered or sponsored by Acts of Congress are not backed by the full faith and credit of the United States. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

■	Stable NAV Risk—The Fund may not be able to maintain a NAV per share of $1.00 at all times. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Service Shares from year to year for up to the last ten years (with respect to the bar chart); and (b) the average annual total returns of the Fund’s FST Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limitations in effect. Updated performance information is available at no cost at www.goldmansachsfunds.com or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR (FST Service Shares)*
Best Quarter Q4 ’00 1.50% Worst Quarter Q4 ’09 0.00%

19

     AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2009	1 Year	5 Years	10 Years	Since Inception
FST Service Shares (Inception 5/16/95)*	0.05%	2.72%	2.53%	3.28%

*	Because FST Resource Shares have not commenced operations as of the date of this Prospectus, the figures shown above provide performance for FST Service Shares of the Fund (which are not offered in this Prospectus); FST Resource Shares would have similar returns (because these share classes represent interests in the same portfolio of securities) that would differ only to the extent that they have higher expenses.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 29 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 29 of this Prospectus.

20

Federal Fund—Summary

Investment Objective

The Federal Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Federal
Fund
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.15%
Service and Administration Fees	0.50%
Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.88%
Fee Waiver[2]	(0.03)%

Total Annual Fund Operating Expenses After Fee Waiver	0.85%

[1]	The Fund’s annual operating expenses have been estimated to reflect expenses expected to be incurred during the current fiscal year.

[2]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least May 14, 2011, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

21

The Example assumes that you invest $10,000 in FST Resource Shares of the Fund for the time periods indicated and then redeem all of your FST Resource Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Resource Shares	$87	$278	$485	$1,082

Principal Strategy

The Fund pursues its investment objective by limiting its investments only to obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), the interest from which is generally exempt from state income taxation.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

■	Credit/Default Risk—An issuer or guarantor of a security may default on its obligation to pay interest and repay principal. Additionally, the credit quality of the Fund’s portfolio securities may deteriorate rapidly, which may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

■	Interest Rate Risk—When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

22

■	Market Risk—The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

■	U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks chartered or sponsored by Acts of Congress are not backed by the full faith and credit of the United States. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

■	Stable NAV Risk—The Fund may not be able to maintain a NAV per share of $1.00 at all times. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Service Shares from year to year for up to the last ten years (with respect to the bar chart); and (b) the average annual total returns of the Fund’s FST Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limitations in effect. Updated performance information is available at no cost at www.goldmansachsfunds.com or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR (FST Service Shares)*
Best Quarter Q4 ’00 1.48% Worst Quarter Q3 ’09 0.00%

23

     AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2009	1 Year	5 Years	10 Years	Since Inception
FST Service Shares (Inception 3/25/97)*	0.02%	2.67%	2.48%	2.98%

*	Because FST Resource Shares have not commenced operations as of the date of this Prospectus, the figures shown above provide performance for FST Service Shares of the Fund (which are not offered in this Prospectus); FST Resource Shares would have similar returns (because these share classes represent interests in the same portfolio of securities) that would differ only to the extent that they have higher expenses.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 29 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 29 of this Prospectus.

24

Tax-Free Money Market Fund—Summary

Investment Objective

The Tax-Free Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Tax-Free
Money
Market Fund
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.15%
Service and Administration Fees	0.50%
Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.88%
Fee Waiver[2]	(0.05)%

Total Annual Fund Operating Expenses After Fee Waiver	0.83%

[1]	The Fund’s annual operating expenses have been estimated to reflect expenses expected to be incurred during the current fiscal year.

[2]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least May 14, 2011, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

25

The Example assumes that you invest $10,000 in FST Resource Shares of the Fund for the time periods indicated and then redeem all of your FST Resource Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Resource Shares	$85	$276	$483	$1,080

Principal Strategy

The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in securities issued by or on behalf of states, territories and possessions of the U.S. and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”).

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

■	Credit/Default Risk—An issuer or guarantor of a security may default on its obligation to pay interest and repay principal. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of the Fund’s portfolio securities may deteriorate rapidly, which may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

■	Interest Rate Risk—When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities may also

26

be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

■	Market Risk—The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

■	Concentration Risk—If the Fund invests more than 25% of its total assets in certain issuers within the same state, industry or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

■	Stable NAV Risk—The Fund may not be able to maintain a NAV per share of $1.00 at all times. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Service Shares from year to year for up to the last ten years (with respect to the bar chart); and (b) the average annual total returns of the Fund’s FST Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and expense limitations in effect. Updated performance information is available at no cost at www.goldmansachsfunds.com or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR (FST Service Shares)*
Best Quarter Q4 ’00 0.91% Worst Quarter Q2 ’09 0.00%

27

     AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2009	1 Year	5 Years	10 Years	Since Inception
FST Service Shares (Inception 9/23/94)*	0.03%	1.82%	1.63%	2.09%

*	Because FST Resource Shares have not commenced operations as of the date of this Prospectus, the figures shown above provide performance for FST Service Shares of the Fund (which are not offered in this Prospectus); FST Resource Shares would have similar returns (because these share classes represent interests in the same portfolio of securities) that would differ only to the extent that they have higher expenses.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 29 of this Prospectus.

Tax Information

The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 29 of this Prospectus.

28

Financial Square Funds – Additional
Summary Information

Buying and Selling Fund Shares

Generally, FST Resource Shares may be purchased only through institutions that have agreed to provide administration and personal and account maintenance services to their customers who are the beneficial owners of FST Resource Shares (“Service Organizations”). The minimum initial investment requirement imposed upon Service Organizations for the purchase of FST Resource Shares is generally $10 million, and there is no minimum imposed upon additional investments. Service Organizations may, however, impose a minimum amount for initial and additional investments in FST Resource Shares, and may establish other requirements such as a minimum account balance.

You may purchase and redeem (sell) shares of the Fund on any business day through a Service Organization.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a Service Organization, the Fund and/or its related companies may pay the Service Organization for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Service Organization and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Service Organization website for more information.

29

Investment Management Approach

     INVESTMENT OBJECTIVE

The Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

     PRINCIPAL INVESTMENT STRATEGIES

Prime Obligations Fund

The Prime Obligations Fund pursues its investment objective by investing in U.S. Government Securities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

In order to obtain a rating from a rating organization, the Prime Obligations Fund may be subject to additional investment restrictions.

Money Market Fund

The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

In order to obtain a rating from a rating organization, the Money Market Fund may be subject to additional investment restrictions.

Treasury Obligations Fund

The Treasury Obligations Fund pursues its investment objective by investing only in U.S. Treasury Obligations. The Fund may also invest in repurchase agreements collateralized by U.S. Treasury Obligations.

In order to obtain a rating from a rating organization, the Treasury Obligations Fund may be subject to additional investment restrictions.

Treasury Instruments Fund

The Treasury Instruments Fund pursues its investment objective by investing only in U.S. Treasury Obligations, the interest from which is generally exempt from state

30

INVESTMENT MANAGEMENT APPROACH

income taxation. To the extent required by Securities and Exchange Commission (“SEC”) regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

In order to obtain a rating from a rating organization, the Treasury Instruments Fund may be subject to additional investment restrictions.

Government Fund

The Government Fund pursues its investment objective by investing, directly or indirectly, only in U.S. Government Securities and repurchase agreements collateralized by such securities. To the extent required by SEC regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

In order to obtain a rating from a rating organization, the Government Fund may be subject to additional investment restrictions.

Federal Fund

The Federal Fund pursues its investment objective by limiting its investments only to U.S. Government Securities, the interest from which is generally exempt from state income taxation. To the extent required by SEC regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

In order to obtain a rating from a rating organization, the Federal Fund may be subject to additional investment restrictions.

Tax-Free Money Market Fund

The Tax-Free Money Market Fund pursues its investment objective by investing in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT.

In order to obtain a rating from a rating organization, the Tax-Free Money Market Fund may be subject to additional investment restrictions.

31

All Funds

Goldman Sachs Asset Management, L.P. (“GSAM®”) serves as investment adviser to the Financial Square Funds (each a “Fund”, and collectively the “Funds”). GSAM is referred to in this Prospectus as the “Investment Adviser.”

Goldman Sachs’ Money Market Investment Philosophy:
The Funds are managed to seek preservation of capital, daily liquidity and maximum current income. With each Fund, the Investment Adviser follows a conservative, risk-managed investment process that seeks to:

■	Manage credit risk
■	Manage interest rate risk
■	Manage liquidity

Since 1981, the Investment Adviser has actively managed the Goldman Sachs Money Market Funds to provide investors with the greatest possible preservation of principal and income potential.

INVESTMENT PROCESS

1. Managing Credit Risk
The Investment Adviser’s process for managing credit risk emphasizes:

■	Intensive research—The Credit Department, a separate operating entity of Goldman, Sachs & Co. (“Goldman Sachs”, or “GS&Co.”), approves all money market fund eligible securities for the Funds. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of Goldman Sachs.

■	Timely updates—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via computer link.

The Result: An “approved” list of high-quality credits—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which offer the best available risk-return trade-off within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for the Funds, although it is not required to sell that security.

32

INVESTMENT MANAGEMENT APPROACH

2. Managing Interest Rate Risk
Three main steps are followed in seeking to manage interest rate risk:

■	Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets—WAM (the weighted average time until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside the firm.

■	Implement optimum portfolio structure—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and each Fund’s asset volatility, are used to identify the most effective portfolio structure.
■	Conduct rigorous analysis of new securities—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Funds.

3. Managing Liquidity
Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect liquidity of a money market portfolio include:

■	Each Fund’s investors and other factors that influence the asset volatility of the Funds;
■	Technical events that influence the trading range of federal funds and other short-term fixed-income markets; and
■	Bid-ask spreads associated with securities in the portfolios.

Benchmarks for the Funds are the iMoneyNet, Inc. Indices. Each Fund uses the iMoneyNet Index which best corresponds to the Fund’s eligible investments.

References in this Prospectus to a Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how a particular Fund is managed.

Additional Fund Characteristics and Restrictions

■	The Funds: Each Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act. Under Rule 2a-7, each Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria including conditions relating to maturity, diversification and credit quality. These

33

operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the “SAI”).

■	Taxable Funds: Prime Obligations, Money Market, Treasury Obligations and Government Funds.
■	Tax-Advantaged Funds: Treasury Instruments and Federal Funds.
■	Tax-Exempt Fund: Tax-Free Money Market Fund.

■	The Investors: The Funds are designed for investors seeking a high rate of return, a stable NAV and convenient liquidation privileges. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (“NCUA”) Rules and Regulations and NCUA Letter Number 155. The Government Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of the Government Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the Government Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the Government Fund is a permissible investment under the laws applicable to it.
■	NAV: Each Fund seeks to maintain a stable NAV of $1.00 per share. There can be no assurance that a Fund will be able at all times to maintain a NAV of $1.00 per share.
■	Maximum Remaining Maturity of Portfolio Investments: 13 months (as determined pursuant to Rule 2a-7) at the time of purchase.

■	Dollar-Weighted Average Portfolio Maturity: Not more than 60 days (as required by Rule 2a-7).

■	Dollar-Weighted Average Portfolio Life: Not more than 120 days (as required by Rule 2a-7).

■	Investment Restrictions: Each Fund is subject to certain investment restrictions that are described in detail under “Investment Restrictions” in the SAI. Fundamental investment restrictions and the investment objective of each Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. The Treasury Obligations Fund’s policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is also a fundamental investment restriction. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed by the Board of Trustees without shareholder approval.

34

INVESTMENT MANAGEMENT APPROACH

■	Diversification: Diversification can help a Fund reduce the risks of investing. In accordance with current regulations of the SEC, each Fund may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer. However, a Fund may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies. In addition, securities subject to certain unconditional guarantees are subject to different diversification requirements as described in the SAI.

■	Portfolio Liquidity: The Funds are required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund (except for the Tax-Free Money Market Fund) must hold at least 10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets” (each as defined by Rule 2a-7). The Tax-Free Money Market Fund must hold at least 30% of its total assets in “weekly liquid assets” (as defined by Rule 2a-7). No Fund may acquire an illiquid security if, after the purchase, more than 5% of a Fund’s total assets would consist of illiquid assets.

     ADDITIONAL PERFORMANCE INFORMATION

Note that the “Best Quarter” and “Worst Quarter” figures shown in the “Performance” section of each Fund’s Summary section are applicable only to the time period covered by the bar chart.

     INVESTMENT PRACTICES AND SECURITIES

The table below identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences and similarities among the Funds in their use of these techniques and other investment practices and investment securities. Numbers in the table show allowable usage only; for actual usage, consult the Funds’ annual/semi-annual reports. For more information about these and other investment practices and securities, see Appendix A. The Funds publish on their website (http://www.goldmansachsfunds.com) their complete portfolio holdings as of the end of each month subject to a fifteen calendar day lag between the date of the information and the date on which the information is disclosed. Each Fund also publishes its holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This information will be available on the website until the next publish date or the date on which a Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC. In addition, certain portfolio statistics (other than portfolio holdings

35

information) are available on a daily basis by calling 1-800-621-2550. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.

36

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Investment Policies Matrix

	U.S. Treasury	U.S. Government	Bank	Commercial
Fund	Obligations[1]	Securities	Obligations	Paper
Prime Obligations	■	■	■ U.S. banks only[2]	■

Money Market	■	■	■ Over 25% of total assets must be invested in U.S. and foreign (US$) banks[3]	■ U.S. and foreign (US$) commercial paper

Treasury Obligations	■

Treasury Instruments	■

Government	■	■

Federal	■	■

Tax-Free Money Market				■ Tax-exempt only

Note: See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 42 for all footnotes.

INVESTMENT MANAGEMENT APPROACH

Short-Term			Foreign
Obligations of		Asset-Backed and	Government
Corporations and	Repurchase	Receivables-Backed	Obligations
Other Entities	Agreements	Securities	(US$)
■ U.S. entities only	■	■

■ U.S. and foreign (US$) entities	■	■	■[4]

■

■

■ (Does not intend to invest)

Investment Policies Matrix continued

		Custodial	Unrated	Investment
Fund	Municipals	Receipts	Securities[7]	Companies[8]
Prime Obligations	■[5]	■	■	■
Up to 10% of total assets in other investment companies

Money Market	■[5]	■	■	■
Up to 10% of total assets in other investment companies

Treasury Obligations

Treasury Instruments

Government				■
Up to 10% of total assets in other investment companies

Federal

Tax-Free Money Market	■	■	■	■
	At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances)[6]			Up to 10% of total assets in other investment companies

Note: See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 42 for all footnotes.

INVESTMENT MANAGEMENT APPROACH

Private		Summary of
Activity	Credit	Taxation for
Bonds	Quality[7]	Distributions[12]	Miscellaneous
■	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

■	First Tier[11]	Taxable federal and state[13]	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

■
Does not intend to invest if subject to AMT[9,10]	First Tier[11]	Tax-exempt federal and taxable state[14]	May (but does not currently intend to) invest up to 20% of net assets in securities subject to AMT and may temporarily invest in the taxable money market instruments described herein. Reverse repurchase agreements not permitted.

[1]	Issued or guaranteed by the U.S. Treasury.

[2]	Including foreign branches of U.S. banks.

[3]	If adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits), the Fund may, for temporary defensive purposes, invest less than 25% of its total assets in bank obligations.

[4]	The Money Market Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government. The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

[5]	Will only make such investments when yields on such securities are attractive compared to other taxable investments.

[6]	The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund, for temporary defensive purposes, to invest in short-term taxable securities.

[7]	To the extent permitted by Rule 2a-7, securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier Securities. In addition, a Fund may rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or demand feature.

[8]	This percentage limitation does not apply to a Fund’s investments in investment companies (including exchange-traded funds) where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.

[9]	If such policy should change, private activity bonds subject to AMT would not exceed 20% of the Tax-Free Money Market Fund’s net assets under normal market conditions.

[10]	No more than 25% of the value of the Fund’s total assets may be invested in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.

[11]	First Tier Securities are (a) rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; or (b) issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings. U.S. Government Securities are considered First Tier Securities.

[12]	See “Taxation” for an explanation of the tax consequences summarized in the table above.

[13]	Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S. Government Securities.

[14]	Taxable except for distributions from interest on obligations of an investor’s state of residence in certain states.

Risks of the Funds

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. The principal risks of each Fund are disclosed in the Summary sections of this Prospectus. The following gives additional information on the risks that apply to the Funds and may result in a loss of your investment. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund will achieve its investment objective.

Risk Category

Tax-Free
	Prime	Money	Treasury	Treasury			Money
• Applicable	Obligations	Market	Obligations	Instruments	Government	Federal	Market
— Not applicable	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Stable NAV	•	•	•	•	•	•	•
Interest Rate	•	•	•	•	•	•	•
Credit/Default	•	•	•	•	•	•	•
Management	•	•	•	•	•	•	•
Market	•	•	•	•	•	•	•
Liquidity	•	•	•	•	•	•	•
U.S. Government Securities	•	•	—	—	•	•	—
Banking Industry	•	•	—	—	—	—	—
Concentration	—	—	—	—	—	—	•
Foreign	—	•	—	—	—	—	—
Tax	—	—	—	—	—	—	•

Risks that apply to all Funds:

■	Stable NAV Risk—The risk that a Fund will not be able to maintain a NAV per share of $1.00 at all times. Shareholders of a Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from a Fund, make capital infusions into a Fund, enter into capital support agreements with a Fund or take other actions to help the Fund maintain a stable $1.00 share price.
■	Interest Rate Risk—The risk that during periods of rising interest rates, a Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, a Fund’s yield will tend to be higher. A low interest rate environment poses additional risks to a Fund. Low yields on a Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

■	Credit/Default Risk—The risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement, may default on its obligation to pay interest and repay principal. In addition, with respect to the Tax-Free Money Market Fund, this risk includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities.

The credit quality of a Fund’s portfolio securities may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of a Fund’s holding may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

■	Management Risk—The risk that a strategy used by the Investment Adviser may fail to produce the intended results.
■	Market Risk—The risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions. Price changes may be temporary or last for extended periods. The Fund’s investments may be overweighted from time to time in one or more industry sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.
■	Liquidity Risk—The risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perception. While each Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect a Fund’s ability to maintain a $1.00 share price or prevent the Fund from being able to take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the time period stated in the Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Although a Fund reserves the right to meet redemption requests through in-kind distributions, to date no Fund has paid redemptions in-kind. While a Fund may pay redemptions in-kind in the future, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time

RISKS OF THE FUNDS

and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a $1.00 share price.

Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment Adviser, may from time to time own or control a significant percentage of a Fund’s shares. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients, and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders of their shares of a Fund may further increase a Fund’s liquidity risk and may impact a Fund’s NAV.

Risk that applies to the Prime Obligations, Money Market, Government and Federal Funds:

■	U.S. Government Securities Risk—The risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many types of U.S. Government Securities may be purchased by the Funds, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In September 2008, the U.S. Treasury and the Federal Housing Finance Administration (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed into a conservatorship under FHFA. The effect that this conservatorship will have on the entities’ debt and securities guaranteed by the entities is unclear.

Risk that applies to the Prime Obligations and Money Market Funds:

■	Banking Industry Risk—The risk that an adverse development in the banking industry may affect the value of the Money Market and Prime Obligations Funds’ investments more than if the Funds’ investments were not invested to such a degree in the banking industry. Normally, the Money Market Fund intends to invest more than 25% of its total assets in bank obligations. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles.

Risk that applies to the Money Market Fund:

■	Foreign Risk—The risk that the Money Market Fund’s investments in foreign securities could lose value as a result of political, financial and economic events in foreign countries, less publicly available financial and other information, less stringent foreign securities regulations and accounting and disclosure standards, problems in security registration or settlement and custody or other factors. The Money Market Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

Risks that apply to the Tax-Free Money Market Fund:

■	Concentration Risk—The risk that if the Tax-Free Money Market Fund invests more than 25% of its total assets in certain issuers within the same state, industry or economic sector, an adverse economic, business or political development may affect the value of the Tax-Free Money Market Fund’s investments more than if its investments were not so concentrated.
■	Tax Risk—The risk that future legislative or administrative changes or court decisions may materially affect the value of the Tax-Free Money Market Fund’s portfolio and/or the ability of the Tax-Free Money Market Fund to pay federal tax-exempt dividends. This Tax-Free Money Market Fund would not be a suitable investment for IRAs, other tax-exempt or tax-deferred accounts or for other investors who are not sensitive to the federal, state or local tax consequences of their investments.

More information about the Funds’ portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

Service Providers

     INVESTMENT ADVISERS

Investment Adviser	Fund
Goldman Sachs Asset Management, L.P. (“GSAM”) 200 West Street New York, New York 10282	Prime Obligations Money Market Treasury Obligations Treasury Instruments Government Federal Tax-Free Money Market

GSAM has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman Sachs. As of December 31, 2009, GSAM, including its investment advisory affiliates, had assets under management of $753.4 billion.

The Investment Adviser provides day-to-day advice regarding the Funds’ portfolio transactions. The Investment Adviser makes the investment decisions for the Funds and places purchase and sale orders for the Funds’ portfolio transactions in U.S. and foreign markets. As permitted by applicable law and exemptive relief obtained by the Investment Adviser, Goldman Sachs and the Funds, these orders may be directed to any broker-dealers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The Investment Adviser also performs the following additional services for the Funds:

■	Supervises all non-advisory operations of the Funds
■	Provides personnel to perform necessary executive, administrative and clerical services to the Funds
■	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities
■	Maintains the records of each Fund
■	Provides office space and all necessary office equipment and services

Pursuant to SEC exemptive orders, certain Funds may enter into principal transactions in certain money market instruments, including repurchase agreements, with Goldman Sachs.

     MANAGEMENT FEES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

		Actual Rate
		For the Fiscal
		Period Ended
Fund	Contractual Rate	August 31, 2009*
Prime Obligations	0.205%	0.16%

Money Market	0.205%	0.16%

Treasury Obligations	0.205%	0.18%

Treasury Instruments	0.205%	0.18%

Government	0.205%	0.16%

Federal	0.205%	0.18%

Tax-Free Money Market	0.205%	0.16%

*	The Funds’ fiscal year end changed from December 31 to August 31 effective January 1, 2009. The Investment Adviser has agreed to waive a portion of its Management Fee equal annually to 0.025% of the Treasury Obligations, Treasury Instruments and Federal Funds’ average daily net assets and equal annually to 0.045% of the Prime Obligations, Money Market, Government and Tax-Free Money Market Funds’ average daily net assets. These waivers will remain in effect through at least May 14, 2011, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These management fee waivers may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

The Investment Adviser may waive a portion of its management fee from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place. Due to the current low yield environment, the Investment Adviser may voluntarily waive a portion of its management fees. These temporary waivers may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.

The Investment Adviser has agreed to reduce or limit each Fund’s “Other Expenses” (excluding management fees, distribution fees, service fees, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive

SERVICE PROVIDERS

of any custody and transfer agent fee credit deductions) equal on an annualized basis to 0.014% of each Fund’s average daily net assets. Each arrangement will remain in place through at least May 14, 2011, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement for the Funds in 2009 is available in the Funds’ Annual Report dated August 31, 2009.

     DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 200 West Street, New York, New York 10282, serves as the exclusive distributor (the “Distributor”) of each Fund’s shares. Goldman Sachs, 71 S. Wacker Drive, Chicago, Illinois 60606, also serves as each Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of average daily net assets of each Fund. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive a portion of the Funds’ transfer agency fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs reserves the right to redeem at any time some or all of the shares acquired for its own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund’s investment activities. Goldman Sachs is a full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets. As such, it acts as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and has other direct and indirect interests, in the global fixed income, currency, commodity, equity and other markets in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. Goldman Sachs may restrict transactions for itself, but not for the Funds (or vice versa). The results of a Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, a Fund may take a long position in a security at the same time that Goldman Sachs or other accounts managed by the Investment Adviser take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may adversely impact the Funds. Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and affect transactions in, securities of issuers held by the Funds, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds. For more information about conflicts of interest, see the SAI.

SERVICE PROVIDERS

     LEGAL PROCEEDINGS

On April 16, 2010, the SEC brought an action under the U.S. federal securities laws in the U.S. District Court for the Southern District of New York against GS&Co. and one of its employees alleging that they made materially misleading statements and omissions in connection with a 2007 private placement of securities relating to a synthetic collateralized debt obligation sold to two institutional investors. GS&Co. and/or other affiliates of The Goldman Sachs Group, Inc. have received or may in the future receive notices and requests for information from various regulators, and have become or may in the future become involved in legal proceedings, based on allegations similar to those made by the SEC or other matters.

Neither GSAM nor any GSAM-managed funds have been named in the complaint. Moreover, the SEC complaint does not seek any penalties against them or against any employee who is or has been part of GSAM.

In the view of GS&Co. and GSAM, neither the matters alleged in this or any such similar proceedings nor their eventual resolution are likely to have a material effect on the ability of GS&Co., GSAM or their affiliates to provide services to GSAM-managed funds. Due to a provision in the law governing the operation of mutual funds, the resolution of the SEC action could, under certain circumstances, result in a situation in which GS&Co., GSAM and their affiliates would be ineligible to serve as an investment adviser or principal underwriter for U.S.-registered mutual funds absent an exemption from the SEC. While there is no assurance that such an exemption would be granted, the SEC has granted this type of relief in the past.

Dividends

Dividends will be distributed monthly. You may choose to have dividends paid in:

■	Cash
■	Additional shares of the same Fund
■	Shares of a similar or an equivalent class of another Goldman Sachs Fund.

Special restrictions may apply. See the SAI.

You may indicate your election on your Account Application. Any changes may be submitted in writing to the Transfer Agent (either directly or for accounts opened through a Service Organization, through your Service Organization) at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the applicable Fund.

All or substantially all of each Fund’s net investment income will be declared as a dividend daily. Dividends will normally, but not always, be declared as of the following times:

Dividend Declaration Time
Fund	(New York Time)
Prime Obligations	5:00 p.m.

Money Market	5:00 p.m.

Treasury Obligations	5:00 p.m.

Treasury Instruments	4:00 p.m.

Government	5:00 p.m.

Federal	4:00 p.m.

Tax-Free Money Market	4:00 p.m.

Dividends will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in a Fund’s daily distributions. Net short-term capital gains may at times represent a significant component of the Funds’ daily distributions (e.g., during periods of extremely low interest rates).

Each Fund may distribute at least annually other realized capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the subsequent calendar year. The realized gains and losses are not expected to be of an amount which would affect a Fund’s NAV of $1.00 per share.

Shareholder Guide

The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the Funds’ FST Resource Shares.

      HOW TO BUY SHARES

How Can I Purchase FST Resource Shares Of The Funds?
Generally, FST Resource Shares may be purchased only through institutions that have agreed to provide administration and personal and account maintenance services to their customers who are the beneficial owners of FST Resource Shares (“Service Organizations”). No shareholder may buy FST Resource Shares directly from the Funds. Customers of a Service Organization will normally give their purchase instructions to the Service Organization, and the Service Organization will, in turn, place purchase orders with Goldman Sachs. Service Organizations will set times by which purchase orders and payments must be received by them from their customers. Generally, FST Resource Shares may be purchased from the Funds on any business day at their NAV next determined after receipt of an order by Goldman Sachs from a Service Organization. No sales load is charged.

Service Organizations are responsible for transmitting purchase orders and payments to Goldman Sachs in a timely fashion. Service Organizations should either:

■	Place an order through certain electronic trading platforms (e.g., National Securities Clearing Corporation);
■	Place an order with Goldman Sachs at 1-800-621-2550 and wire federal funds; or
■	Send a check payable to Goldman Sachs Funds – (Name of Fund and Class of Shares), P.O. Box 06050, Chicago, IL 60606-6306. The Funds will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalents, e.g., cashier’s checks, official bank checks, money orders, travelers cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Funds may accept cashier’s checks or official bank checks.

It is strongly recommended that payment be effected by wiring federal funds.

It is expected that checks will be converted to federal funds within two business days after receipt.

What Do I Need To Know About Service Organizations?
Service Organizations may provide the following services in connection with their customers’ investments in FST Resource Shares:

■	Personal and account maintenance services

■	Facilities to answer inquiries and respond to correspondence
■	Acts as liaison between the Service Organization’s customers and the Goldman Sachs Trust (the “Trust”)
■	Assists customers in completing application forms, selecting dividend and other options, and similar services

■	Administration services

■	Acts, directly or through an agent, as the sole shareholder of record
■	Maintains account records for customers
■	Processes orders to purchase, redeem and exchange shares for customers
■	Processes payments for customers

Some (but not all) Service Organizations are authorized to accept, on behalf of the Trust, purchase, redemption and exchange orders placed by or on behalf of their customers, and may designate other financial intermediaries to accept such orders, if approved by the Trust. In these cases:

■	A Fund will be deemed to have received an order in proper form when the order is accepted by the authorized Service Organization or financial intermediary on a business day, and the order will be priced at the Fund’s NAV per share next determined after such acceptance.
■	Service Organizations and financial intermediaries will be responsible for transmitting accepted orders and payments to the Trust within the time period agreed upon by them.

You should contact your Service Organization directly to learn whether it is authorized to accept orders for the Trust.

Pursuant to a service plan adopted by the Trust’s Board of Trustees, Service Organizations are entitled to receive payment for their services from the Trust of up to 0.50% (on an annualized basis) of the average daily net assets of the FST Resource Shares of the Funds, which are attributable to or held in the name of the Service Organization for its customers. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive a portion of the Funds’ service and administration fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

The Investment Adviser, Distributor and/or their affiliates may make additional payments or provide services to Service Organizations and other financial intermediaries (“Intermediaries”) to promote the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. These payments are made out of the

SHAREHOLDER GUIDE

Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Funds. These payments are in addition to the distribution, service and administration fees described in this Prospectus. Such payments are intended to compensate Intermediaries for, among other things: marketing shares of the Funds and other Goldman Sachs Funds, which may consist of payments relating to the Funds’ inclusion on preferred or recommended fund lists or in certain sales programs sponsored by the Intermediaries; access to the Intermediaries’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; and/or other specified services intended to assist in the distribution and marketing of the Funds and other Goldman Sachs Funds. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of FST Resource Shares, as well as sponsor various educational programs, sales contests and/or promotions. The payments by the Investment Adviser, Distributor and/or their affiliates which are in addition to the fees paid for these services by the Funds, may also compensate Intermediaries for subaccounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Intermediaries. In addition, certain Intermediaries may have access to certain services from the Investment Adviser, Distributor and/or their affiliates, including research reports and economic analysis, and portfolio analysis tools. In certain cases, the Intermediary may not pay for these services. Please refer to the “Payments to Intermediaries” section of the SAI for more information about these payments and services.

The payments made by the Investment Adviser, Distributor and/or their affiliates and the services received by an Intermediary may differ for different Intermediaries. The presence of these payments, receipt of these services and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact your Service Organization or other Intermediary for more information about the payments it receives and any potential conflicts of interest.

In addition to FST Resource Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services than FST Resource Shares. Information regarding other share classes may be obtained from your Service Organization or from Goldman Sachs by calling the number on the back cover of this Prospectus.

What Is My Minimum Investment In The Funds?
The minimum initial investment requirement imposed upon Service Organizations for the purchase of FST Resource Shares is generally $10 million, alone or in combination with other assets under the management of GSAM and its affiliates. There is no minimum imposed upon additional investments. A Service Organization may, however, impose a different minimum amount for initial and additional investments in FST Resource Shares, and may establish other requirements such as a minimum account balance. A Service Organization may redeem FST Resource Shares held by non-complying accounts, and may impose a charge for any special services. Please see “Shares of the Trust” in the SAI for additional information about minimum investments.

What Else Should I Know About Share Purchases?
The Trust reserves the right to:

■	Refuse to open an account if you fail to (i) provide a Social Security Number or other taxpayer identification number; or (ii) certify that such number is correct (if required to do so under applicable law).
■	Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion.
■	Close a Fund to new investors from time to time and reopen any such Fund whenever it is deemed appropriate by a Fund’s Investment Adviser.
■	Modify or waive the minimum investment requirements.
■	Modify the manner in which shares are offered.

The Board of Trustees of the Trust has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares in light of the nature and high quality of the Funds’ investments. Generally, non-U.S. citizens and certain U.S. citizens residing outside the United States may not open an account with the Funds.

The Funds may allow Service Organizations to purchase shares with securities instead of cash if consistent with a Fund’s investment policies and operations and if approved by the Fund’s Investment Adviser.

Notwithstanding, the forgoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.

Customer Identification Program. Federal law requires the Funds to obtain, verify and record identifying information, which will be reviewed solely for customer

SHAREHOLDER GUIDE

identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Funds. Applications without the required information may not be accepted by the Funds. After accepting an application, to the extent permitted by applicable law or their customer identification program, the Funds reserve the right to: (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Funds; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Funds are unable to verify an investor’s identity. The Funds and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to the customer identification program.

How Are Shares Priced?
The price you pay when you buy FST Resource Shares is a Fund’s next determined NAV for a share class after the Fund receives your order in proper form. The price you receive when you sell FST Resource Shares is a Fund’s next determined NAV for a share class with the redemption proceeds reduced by any applicable charges after the Fund receives your order in proper form. The Funds calculate NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class) Number of Outstanding Shares of the Class

Please note the following with respect to the price at which your transactions are processed:

■	NAV per share of each share class of the Treasury Instruments, Federal and Tax-Free Money Market Funds is generally calculated by the accounting agent on each business day as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) or such other times as the New York Stock Exchange or NASDAQ market may officially close. NAV per share of each share class of the Prime Obligations, Money Market, Treasury Obligations and Government Funds is generally calculated by the accounting agent on each business day as of 5:00 p.m. New York time. Shares may also be priced periodically throughout the day by the accounting agent. Fund shares will be priced on any day the New York Stock Exchange is open, except for days on which the Federal Reserve Bank is closed for local holidays. Fund shares will generally not be priced on any day the New York Stock Exchange is closed, although Fund shares may be priced on days when the New York Stock Exchange is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.

■	On any business day when the SIFMA recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.
■	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Although most money market securities settle on the same day as they are traded, investment transactions not settling on the same day are recorded and factored into a Fund’s NAV on the business day following trade date (T+1), consistent with industry practice. The use of T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their trade dates.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets is stopped at a time other than their regularly scheduled closing times. In the event the New York Stock Exchange and/or the bond markets do not open for business, the Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during this situation, please call 1-800-621-2550.

To help each Fund maintain its $1.00 share price, portfolio securities are valued at amortized cost in accordance with SEC regulations. Amortized cost will normally approximate market value. There can be no assurance that a Fund will be able at all times to maintain a NAV of $1.00 per share.

In addition, if an event that affects the value of a security occurs after the publication of market quotations used by a Fund to price its securities but before the close of trading on the New York Stock Exchange, the Trust in its discretion and consistent with applicable regulatory guidance may determine whether to make an adjustment in light of the nature and significance of the event.

When Do Shares Begin Earning Dividends?
If a wire purchase order is received on a business day by the deadline specified below and payment in federal funds is received by the Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. New York time), then

SHAREHOLDER GUIDE

dividends will begin to accrue on the same business day that the wire purchase order is received:

Tax-Free Money Market Fund:

■	By 2:00 p.m. New York time
Treasury Instruments and Federal Funds:

■	By 3:00 p.m. New York time
Prime Obligations, Money Market, Treasury Obligations and Government Funds:

■	By 5:00 p.m. New York time

If a wire purchase order is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a wire purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the Fund by the close of the Federal wire transfer system that same day, your purchase will be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, Goldman Sachs, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of receipt.

      HOW TO SELL SHARES

How Can I Sell FST Resource Shares Of The Funds?
Generally, FST Resource Shares may be sold (redeemed) only through Service Organizations. Customers of a Service Organization will normally give their redemption instructions to the Service Organization, and the Service Organization will, in turn, place redemption orders with the Funds. Generally, each Fund will redeem its FST Resource Shares upon request on any business day the Fund is open at the NAV next determined after receipt of such request in proper form. Redemption proceeds may be sent to recordholders by check or by wire (if the wire instructions are designated on the current record of the Transfer Agent).

A Service Organization may request redemptions by electronic trading platform, in writing or by telephone (unless the Service Organization opts out of the telephone redemption privilege on the Account Application).

Generally, any redemption request that requires money to go to an account or address other than that designated in the current records of the Transfer Agent must be in writing and signed by an authorized person (a Medallion signature guarantee may be required). The written request may be confirmed by telephone with both the requesting party and the designated bank to verify instructions.

Certain Service Organizations are authorized to accept redemption requests on behalf of the Funds as described under “What Do I Need To Know About Service Organizations?”

When Do I Need A Medallion Signature Guarantee To Redeem Shares?
A Medallion signature guarantee may be required if:

■	You would like the redemption proceeds sent to an address that is not your address of record; or
■	You would like the redemption proceeds sent to a bank account that is not designated in the current records of the Transfer Agent.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. Additional documentation may be required.

What Do I Need To Know About Telephone Redemption Requests?
The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

■	Telephone requests are recorded.
■	Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address or account).
■	For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the bank account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, a redemption request must be in the form of a written letter (a Medallion signature guarantee may be required).
■	The telephone redemption option may be modified or terminated at any time without prior notice.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.

SHAREHOLDER GUIDE

When Will Redemption Proceeds Be Wired?
Redemption proceeds will normally be wired to the domestic bank account designated on a Service Organization’s account application as follows:

Redemption Request Received	Redemption Proceeds	Dividends
Tax-Free Money Market Fund:

■ By 1:00 p.m. New York time	Wired same business day	Not earned on day request is received

	Checks sent next business day	Earned on day request is received

Treasury Instruments and Federal Funds:

■ By 3:00 p.m. New York time	Wired same business day	Not earned on day request is received

	Checks sent next business day	Earned on day request is received

Prime Obligations, Money Market, Treasury Obligations and Government Funds:

■ By 5:00 p.m. New York time	Wired same business day	Not earned on day request is received

	Checks sent next business day	Earned on day request is received

■	Although redemption proceeds will normally be wired as described above, under certain circumstances, redemption proceeds may be paid the next business day following receipt of a properly executed wire transfer redemption request (or up to three business days later with respect to the Tax-Free Money Market Fund). Redemption requests or payments may be postponed or suspended as permitted under Section 22(e) of the Investment Company Act and the regulations thereunder. Generally, under that section, redemption requests or payments may be postponed or suspended if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of a Fund’s net assets not reasonably practicable; or (iii) the SEC, by order, permits the suspension of the right of redemption.

■	If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days.

■	If the Federal Reserve Bank is closed on the day the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve Bank reopens.
■	To change the bank designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent.
■	Neither the Trust nor Goldman Sachs assumes any responsibility for the performance of financial intermediaries or your Service Organization in the transfer process. If a problem with such performance arises, you should deal directly with such financial intermediaries or your Service Organization.

What Else Do I Need To Know About Redemptions?
The following generally applies to redemption requests:

■	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.
■	Service Organizations and other institutions (including banks, trust companies, brokers and investment advisers) (“Institutions”) are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Service Organizations and Institutions may set times by which they must receive redemption requests. Service Organizations and Institutions may also require additional documentation from you.

The Trust reserves the right to:

■	Redeem your shares in the event a Service Organization’s relationship with Goldman Sachs is terminated and you do not transfer your account to another Service Organization with a relationship with Goldman Sachs.
■	Subject to applicable law, redeem your shares in other circumstances determined by the Board of Trustees to be in the best interest of the Trust.
■	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities.
■	Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check be returned to a Fund as undeliverable or remain uncashed for six months. This provision may not apply to certain retirement or qualified accounts or to a closed account. No interest will accrue on amounts represented by uncashed checks.
■	Charge an additional fee in the event a redemption is made via wire transfer.

None of the Trust, Investment Adviser, nor Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from a redemption.

SHAREHOLDER GUIDE

Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman Sachs Fund?
A Service Organization may exchange FST Resource Shares of a Goldman Sachs Fund at NAV for certain shares of another Goldman Sachs Fund. Redemptions of shares (including by exchange) of certain Goldman Sachs Funds offered in other prospectuses may, however, be subject to a redemption fee if shares are held for 30 days or less (60 days or less with respect to certain other Goldman Sachs Funds). The exchange privilege may be materially modified or withdrawn at any time upon 60 days written notice.

You should keep in mind the following factors when making or considering an exchange:

■	You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange.
■	Currently the Funds do not impose any charge for exchanges, although the Funds may impose a charge in the future.

■	All exchanges which represent an initial investment requirement in a Goldman Sachs Fund must satisfy the minimal initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into a Fund need not meet the traditional minimum investment requirements for that Fund if the entire balance of the original Goldman Sachs Fund account is exchanged.

■	Exchanges are available only in states where exchanges may be legally made.
■	It may be difficult to make telephone exchanges in times of unusual economic or market conditions.
■	Goldman Sachs may use reasonable procedures described under “What Do I Need to Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
■	Normally, a telephone exchange will be made only to an identically registered account.
■	A Medallion signature guarantee may be required.
■	Exchanges into Goldman Sachs Funds that are closed to new investors may be restricted.
■	Exchanges into a Fund from another Goldman Sachs Fund may be subject to any redemption fee imposed by the other Goldman Sachs Fund.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

What Are The Distribution Fees Paid By FST Resource Shares?
The Trust has adopted a distribution plan (the “Plan”) under which FST Resource Shares bear distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. If the fees received by Goldman Sachs pursuant to the Plan exceed its expenses, Goldman Sachs may realize a profit from this arrangement.

Under the Plan, Goldman Sachs is entitled to a monthly fee from each Fund for distribution services equal, on an annual basis, to 0.15% of a Fund’s average daily net assets attributed to FST Resource Shares. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive a portion of its distribution fee. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

The distribution fees are subject to the requirements of Rule 12b-1 under the Investment Company Act, and may be used (among other things) for:

■	Compensation paid to and expenses incurred by Service Organizations, Goldman Sachs and their respective officers, employees and sales representatives;
■	Commissions paid to Service Organizations;
■	Allocable overhead;
■	Telephone and travel expenses;
■	Interest and other costs associated with the financing of such compensation and expenses;
■	Printing of prospectuses for prospective shareholders;
■	Preparation and distribution of sales literature or advertising of any type; and
■	All other expenses incurred in connection with activities primarily intended to result in the sale of FST Resource Shares.

What Types Of Reports Will Be Sent Regarding Investments In FST Resource Shares?
Service Organizations will receive from the Funds annual shareholder reports containing audited financial statements and semi-annual shareholder reports. Service Organizations will also be provided with a monthly account statement. Service Organizations are responsible for providing these or other reports to their customers who are the beneficial owners of FST Resource Shares in accordance with the rules that apply to their accounts with the Service Organizations. In addition, Service Organizations and other financial intermediaries will be responsible for providing any communication from a Fund to shareholders, including but not limited to prospectuses, prospectus supplements, proxy materials and notices regarding the sources of dividend payments under Section 19 of the Investment Company Act.

Taxation

As with any investment, you should consider how your investment in the Funds will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen or resident.

Unless your investment is through an IRA or other tax-advantaged account, you should consider the possible tax consequences of Fund distributions.

Taxes on Distributions: Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income. Fund distributions of investment income are generally taxable as ordinary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

It is anticipated that substantially all of the distributions by the Funds, other than the Tax-Free Money Market Fund, will be taxable as ordinary income. You should note that these distributions will not qualify for the reduced tax rate currently applicable to certain qualified dividends because the Funds’ investment income will consist generally of interest income rather than corporate dividends.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in December but paid in January will be taxable as if they were paid in December. The Funds will inform shareholders of the character and tax status of all distributions promptly after the close of each calendar year.

Distributions from the Tax-Free Money Market Fund that are designated as “exempt interest dividends” are generally not subject to federal income tax. However, you should note that, while the Fund intends to avoid such investments, a portion of the exempt-interest dividends paid by the Tax-Free Money Market Fund may be attributable to investments in securities, the interest on which will be a preference item when determining your federal AMT liability. Exempt-interest dividends are also taken into account in determining the taxable portion of social security or railroad retirement benefits. Any interest on indebtedness incurred by you to purchase or carry shares in the Tax-Free Money Market Fund generally will not be deductible for federal income tax purposes.

To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes.

Other Information: When you open your account, you should provide your social security or tax identification number on your Account Application. By law, each Fund must withhold 28% (currently scheduled to increase to 31% after 2010) of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the Internal Revenue Service instructs the Fund to do so.

Non-U.S. investors are generally subject to U.S. withholding tax and may be subject to U.S. estate tax. But, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Distributions before September 1, 2010, of qualified interest income and short-term capital gains by the Treasury Obligations Fund, Treasury Instruments Fund, Government Fund, Federal Fund and the Tax-Free Money Market Fund paid to non-U.S. investors are not expected to be subject to withholding. Distributions of interest and short-term capital gains by the Prime Obligations Fund and the Money Market Fund paid to non-U.S. investors will be generally subject to withholding. More information about U.S. taxation and non-U.S. investors is included in the SAI.

Appendix A
Additional Information on the
Funds

This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental policies and investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. A Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies.

U.S. Treasury Obligations and U.S. Government Securities. Certain Funds may invest in U.S. Treasury Obligations, which include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”). U.S. Treasury Obligations may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate of inflation.

Certain Funds may invest in U.S. Government Securities. Unlike U.S. Treasury Obligations, U.S. Government Securities can be supported by either (i) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”)); (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer.

U.S. Government Securities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds.

Some Funds invest in U.S. Treasury Obligations and certain U.S. Government Securities the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks and Tennessee Valley Authority.

U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Bank Obligations. Certain Funds may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Funds may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Money Market Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Commercial Paper. Certain Funds may invest in commercial paper, including variable amount master demand notes and asset-backed commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in

APPENDIX A

bearer form by banks or bank holding companies, corporations, finance companies and other issuers. The commercial paper that may be purchased by a Fund consists of direct U.S. dollar-denominated obligations of domestic or, in the case of the Money Market Fund, foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.

Short-Term Obligations of Corporations or Other Entities. Certain Funds may invest in other short-term obligations, including master demand notes and short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A master demand note permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand note may be increased from time to time by the parties (subject to specified maximums) or decreased by the Fund or the issuer. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by a Fund may be regarded as illiquid.

Repurchase Agreements. Certain Funds may enter into repurchase agreements with securities dealers and banks. Repurchase agreements are similar to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation.

If the seller under a repurchase agreement defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy or insolvency proceedings concerning the seller, a Fund could suffer additional losses if the collateral held by the Fund is subject to a court “stay” that prevents the Fund from promptly selling the collateral. If this occurs, the Fund will bear the risk that the value of the collateral will decline below the repurchase price. Furthermore, a Fund could experience a loss if a court determines that the Fund’s interest in the collateral is not enforceable.

In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders. In addition, certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Asset-Backed and Receivables-Backed Securities. Certain Funds may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. There is no guarantee that private guarantors, or insurers of an asset-backed security, if any, will meet their obligations. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Asset-backed securities may also be subject to increased volatility and may become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally. Certain mortgage-backed securities (especially those backed by sub-prime and second-lien loans) have declined in value in light of recent market and economic developments, and such developments have led to reduced demand and

APPENDIX A

limited liquidity for certain mortgage-related securities. Unexpected increases in default rates with regard to the underlying mortgages and increased price volatility, in addition to liquidity constraints, may make these securities more difficult to value or dispose of than may have been the case previously. These events may have an adverse effect on the Funds to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Foreign Government Obligations and Related Foreign Risks. The Money Market Fund may invest in foreign government obligations. Foreign government obligations that the Fund invests in are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs.

Investments by the Fund in foreign securities, whether issued by a foreign government, bank, corporation or other issuer, may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks. The legal remedies for investors may be more limited than the remedies available in the United States. In addition, changes in the exchange rate of a foreign currency relative to the U.S. dollar (e.g., weakening of the currency against the U.S. dollar) may adversely affect the ability of a foreign issuer to pay interest and repay principal on an obligation.

Municipal Obligations. Certain Funds may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia. Municipal obligations in which a Fund may invest include fixed rate notes and similar debt instruments; variable and floating rate demand instruments; tax-exempt commercial paper; municipal bonds; and unrated notes, paper, bonds or other instruments.

Municipal Notes and Bonds. Municipal notes include tax anticipation notes (“TANs”), revenue anticipation notes (“RANs”), bond anticipation notes (“BANs”), tax and revenue anticipation notes (“TRANs”) and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal obligation. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a government-owned toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority’s obligations. Industrial development bonds (“private activity bonds”) are a specific type of revenue bond backed by the credit and security of a private user and, therefore, have more potential risk. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity and average portfolio life. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Revenue Anticipation Warrants. Revenue Anticipation Warrants (“RAWs”) are issued in anticipation of the issuer’s receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer’s payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

APPENDIX A

Industrial Development Bonds. Certain Funds may invest in industrial development bonds (private activity bonds). Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user, the interest from which would be an item of tax preference when distributed by a Fund as “exempt-interest dividends” to shareholders under the AMT.

Other Municipal Obligation Policies. Certain Funds may invest 25% or more of the value of their respective total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one municipal obligation would also affect the other municipal obligation. For example, a Fund may invest all of its assets in (a) municipal obligations the interest of which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities; (b) municipal obligations whose issuers are in the same state; or (c) industrial development obligations (except where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry). A Fund’s investments in these municipal obligations will subject the Fund, to a greater extent, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of investment.

Municipal obligations may also include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligation bonds are supported by the moral commitment but not the legal obligation of a state or municipality. Municipal leases, certificates of participation and moral obligation bonds present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments under these instruments.

Municipal obligations may be backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States or by other financial institutions such as insurance companies which may issue insurance policies with respect to municipal obligations. The credit quality of these banks, insurance companies and other financial institutions could, therefore, cause a loss to a Fund that invests in municipal obligations. The insurance companies’ exposure to securities involving sub-prime mortgages may cause insurer rating downgrade or insolvency, which may affect the prices and liquidity of municipal obligations insured by the insurance company. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

In order to enhance the liquidity, stability or quality of a municipal obligation, a Fund may acquire the right to sell the obligation to another party at a guaranteed price and date.

In purchasing municipal obligations, a Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. A Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.

Custodial Receipts. Certain Funds may invest in custodial receipts (including tender option bonds, see above for more information) representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Fund is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, a Fund will bear its proportionate share of the fees and expenses charged to the custodial account.

Other Investment Companies. Certain Funds may invest in securities of other investment companies, subject to statutory limitations prescribed by the Investment Company Act. These limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment

APPENDIX A

company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies.

Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, a Fund may invest in other investment companies and money market funds beyond the statutory limits described above. Some of those investment companies and money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Fund.

Floating and Variable Rate Obligations. The Funds may purchase various floating and variable rate obligations, including tender option bonds. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to the conditions for using amortized cost valuation under the Investment Company Act, a Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Treasury Obligation or U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks. A Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

When-Issued Securities and Forward Commitments. Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to a Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, a Fund must “set-aside” liquid assets, or engage in other appropriate measures to “cover” its obligations.

Illiquid Securities. Each Fund may invest up to 5% of its total assets (measured at the time of purchase) in illiquid securities (i.e., securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to it by the Fund). Illiquid securities include:

■	Both domestic and foreign securities that are not readily marketable
■	Certain municipal leases and participation interests
■	Certain stripped mortgage-backed securities
■	Repurchase agreements and time deposits with a notice or demand period of more than seven days
■	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended.

Investing in restricted securities may decrease the liquidity of a Fund’s portfolio. Securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perception.

Borrowings. Each Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional investments if borrowings exceed 5% of its net assets. For more information, see the SAI.

Downgraded Securities. After its purchase, a portfolio security may be assigned a lower rating or cease to be rated. If this occurs, a Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and its shareholders.

APPENDIX A

Risks of Large Shareholder Redemptions. Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s shares. Redemptions by these funds, accounts or individuals of their holdings in a Fund may impact the Fund’s liquidity and NAV. These redemptions may also force a Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

Appendix B
Financial Highlights

Because FST Resource Shares have not commenced operations as of the date of this Prospectus, financial highlights are not available.

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Financial Square Funds
Prospectus (FST Resource Shares)

     FOR MORE INFORMATION

Annual/Semi-annual Report
Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information
Additional information about the Funds and their policies is also available in the Funds’ SAI. The SAI is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Funds’ annual and semi-annual reports, and the SAI, are available free upon request by calling Goldman Sachs at 1-800-621-2550. You can also access and download the annual and semi-annual reports and the SAI at the Funds’ website: http://www.goldmansachsfunds.com.

From time to time, certain announcements and other information regarding the Funds may be found at http://www.gs.com/gsam/redirect/announcements/individuals for individual investors, http://www.gs.com/gsam/redirect/announcements/institutions for institutional investors or http://www.gs.com/gsam/redirect/announcements/advisors for advisors.

To obtain other information and for shareholder inquiries:

■ By telephone:	1-800-621-2550
■ By mail:	Goldman Sachs Funds P.O. Box 06050 Chicago, IL 60606-6306
■ On the Internet:	SEC EDGAR database – http://www.sec.gov

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090.

The Funds’ investment company registration number is 811-05349.
Goldman Sachs Financial Square Fundssm is a service mark of Goldman, Sachs & Co.
GSAM® is a registered service mark of Goldman, Sachs & Co.

FSPRORES

PART B
STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 14, 2010

FST CASH
	FST SERVICE	MANAGEMENT	FST CLASS B	FST CLASS C	FST PREMIER	FST RESOURCE
FUND	SHARES	SHARES	SHARES	SHARES	SHARES	SHARES
GOLDMAN SACHS	FVSXX	GFCXX	N/A	N/A	GFPXX	GFRXX
FINANCIAL SQUARE FEDERAL FUND
GOLDMAN SACHS	FSVXX	GSCXX	N/A	N/A	GPRXX	GREXX
FINANCIAL SQUARE MONEY MARKET FUND
GOLDMAN SACHS	FBSXX	GFOXX	GOBXX	GPCXX	GOPXX	GBRXX
FINANCIAL SQUARE PRIME OBLIGATIONS FUND
GOLDMAN SACHS	FOSXX	GVCXX	N/A	N/A	GGPXX	GVRXX
FINANCIAL SQUARE GOVERNMENT FUND
GOLDMAN SACHS	FESXX	GXCXX	N/A	N/A	GXPXX	GXRXX
FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
GOLDMAN SACHS	FYSXX	GICXX	N/A	N/A	GIPXX	GIRXX
FINANCIAL SQUARE TREASURY INSTRUMENTS FUND
GOLDMAN SACHS	FYAXX	GTOXX	N/A	N/A	GTPXX	GTRXX
FINANCIAL SQUARE TREASURY OBLIGATIONS FUND
Money Market Funds of the Goldman Sachs Trust
71 South Wacker Drive
Chicago, Illinois 60606
     This Statement of Additional Information (the “SAI”) is not a prospectus. This SAI describes each of the above-referenced series of Goldman Sachs Trust. This SAI should be read in conjunction with the Prospectuses for the appropriate share classes of the Goldman Sachs Financial Square Federal Fund, Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Prime Obligations Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Tax-Free Money Market Fund, Goldman Sachs Financial Square Treasury Instruments Fund, and the Goldman Sachs Financial Square Treasury Obligations Fund (individually, a “Fund,” and collectively the “Funds” or the “Series”) dated May 14, 2010 (the “Prospectuses”), as they may be amended and/or supplemented from time to time. The Prospectuses may be obtained without charge from Goldman, Sachs & Co. by calling the telephone number or writing to one of the addresses listed below, or from institutions (“Service Organizations”) acting on behalf of their customers. As of November 2, 2009, Class B Shares are generally no longer available for purchase by new or existing shareholders.
     The audited financial statements and related report of PricewaterhouseCoopers LLP, independent registered public accounting firm for each Series, contained in each Series’ 2009 Annual Report are incorporated herein by reference in the section “FINANCIAL STATEMENTS.” No other portions of each Series’ Annual Report are incorporated herein by reference. The financial statements for each Series contained in each Series’ Semi-Annual Report (unaudited) for the fiscal period ended February 28, 2010 are also incorporated herein by reference in the section titled “FINANCIAL STATEMENTS.” A Series’ Annual and Semi-Annual Reports may be obtained upon request and without charge by calling Goldman, Sachs & Co., toll free at 800-621-2550.

Goldman Sachs Financial Square FundSM is a service mark of Goldman, Sachs & Co.
GSAM® is a registered service mark of Goldman, Sachs & Co.

INTRODUCTION	B-1
INVESTMENT OBJECTIVES AND POLICIES	B-1
INVESTMENT RESTRICTIONS	B-31
TRUSTEES AND OFFICERS	B-34
MANAGEMENT SERVICES	B-44
POTENTIAL CONFLICTS OF INTEREST	B-50
PORTFOLIO TRANSACTIONS	B-61
NET ASSET VALUE	B-62
REDEMPTIONS	B-64
SHARES OF THE TRUST	B-65
TAXATION	B-68
FINANCIAL STATEMENTS	B-70
PROXY VOTING	B-70
PAYMENTS TO INTERMEDIARIES	B-71
OTHER INFORMATION	B-72
SERVICE PLAN AND SHAREHOLDER ADMINISTRATION PLAN	B-75
SERVICE PLAN AND ADMINISTRATION PLAN	B-76
DISTRIBUTION AND SERVICE PLANS	B-77
APPENDIX A: DESCRIPTION OF SECURITIES RATINGS	1-A
APPENDIX B: GSAM PROXY VOTING GUIDELINES	1-B
The date of this SAI is May 14, 2010.

GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Investment Adviser
200 West Street
New York, New York 10282
GOLDMAN, SACHS & CO.
Distributor
200 West Street
New York, New York 10282
GOLDMAN, SACHS & CO.
Transfer Agent
71 South Wacker Drive
Chicago, Illinois 60606
Toll free (in U.S.) 800-621-2550

INTRODUCTION
     Goldman Sachs Trust (the “Trust”) is an open-end, management investment company. The Trust is organized as a Delaware statutory trust and was established by a Declaration of Trust dated January 28, 1997. The Trust is a successor to a Massachusetts business trust that was combined with the Trust on April 30, 1997. The following series of the Trust are described in this SAI: Goldman Sachs Financial Square Federal Fund (“Federal Fund”), Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), Goldman Sachs Financial Square Prime Obligations Fund (“Prime Obligations Fund”), Goldman Sachs Financial Square Government Fund (“Government Fund”), Goldman Sachs Financial Square Tax-Free Money Market Fund (“Tax-Free Fund”), Goldman Sachs Financial Square Treasury Instruments Fund (“Treasury Instruments Fund”) and Goldman Sachs Financial Square Treasury Obligations Fund (“Treasury Obligations Fund”).
     The Trustees of the Trust have authority under the Declaration of Trust to create and classify shares into separate series and to classify and reclassify any series or portfolio of shares into one or more classes without further action by shareholders. Pursuant thereto, the Trustees have created the Series and other series. Additional series may be added in the future from time to time. The Federal Fund, Money Market Fund, Government Fund, Tax-Free Fund, Treasury Instruments Fund and Treasury Obligations Fund currently offer nine classes of shares: FST Institutional Shares (“FST Shares”), FST Service Shares, FST Administration Shares, FST Preferred Shares, FST Select Shares, FST Capital Shares, FST Cash Management Shares, FST Premier Shares and FST Resource Shares. The Prime Obligations Fund currently offers eleven classes of shares: FST Shares, FST Service Shares, FST Administration Shares, FST Preferred Shares, FST Select Shares, FST Capital Shares, FST Cash Management Shares, FST Premier Shares, FST Resource Shares, FST Class B Shares (subject to the limitations described herein) and FST Class C Shares. See “SHARES OF THE TRUST.”
     The Prime Obligations Fund’s FST Class B Shares may no longer be purchased by new shareholders, except as discussed below. However, shareholders invested in Class B Shares of other Goldman Sachs Funds may exchange these Shares for FST Class B Shares of the Prime Obligations Fund. In addition, ILA Prime Obligations Portfolio Class B shareholders may exchange their Class B Shares for FST Class B Shares of the Prime Obligations Fund. Thereafter, shareholders invested in FST Class B Shares of the Prime Obligations Fund may continue to hold their FST Class B Shares until they convert automatically to Service Shares, as described in the Prime Obligations Fund’s FST Class B Shares Prospectus. FST Class B shareholders may also continue to reinvest dividends and capital gains into their accounts. FST Class B shareholders may continue to exchange their Shares for shares of certain other Goldman Sachs Funds. Otherwise, additional purchase requests for the Prime Obligations Fund’s FST Class B Shares will be rejected.
     Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as the investment adviser to the Series. GSAM is sometimes referred to herein as the “Investment Adviser.” In addition, Goldman Sachs serves as each Series’ distributor and transfer agent. State Street Bank and Trust Company (“State Street”) serves as the custodian to the Series.
     The following information relates to and supplements the description of each Series’ investment objective and policies contained in the Prospectuses. See the Prospectuses for a more complete description of each Series’ investment objective and policies. Investing in the Series entails certain risks, and there is no assurance that a Series will achieve its objective. Capitalized terms used but not defined herein have the same meaning as in the Prospectuses.
INVESTMENT OBJECTIVES AND POLICIES
     Each Series has a distinct investment objective and policies. There can be no assurance that a Series’ objective will be achieved. Each Series is a diversified, open-end management investment company (as defined in the Investment Company Act of 1940, as amended (the “Act”)). Additional information about the Series, their policies, and the investment instruments they may hold, is provided below.
     All investment objectives and investment policies not specifically designated as fundamental may be changed without shareholder approval. However, with respect to the Treasury Instruments Fund, Government Fund and Federal Fund, to the extent required by the U.S. Securities and Exchange Commission (“SEC”) regulations including Rule 35d-1 of the Act and the SEC’s interpretive positions thereunder, shareholders will be provided with sixty (60) days notice in the manner prescribed by the SEC before any change in a Series’ policy to invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”).

     To the extent described in the Prospectuses and further below, the policies of the Tax-Free Fund and Treasury Obligations Fund to invest at least 80% of their Net Assets in the particular type of investments suggested by their respective names are fundamental policies that may not be changed without shareholder approval.
U.S. Government Securities
     Each Series (except the Tax-Free Fund, Treasury Obligations Fund and Treasury Instruments Fund) may invest in government securities, which are obligations issued or guaranteed by the U.S. government and its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”). Some U.S. Government Securities (such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance) are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises, are supported either by (i) the right of the issuer to borrow from the U.S. Treasury Department (the “Treasury”), (ii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer or (iii) only the credit of the issuer. The U.S. government is under no legal obligation, in general, to purchase the obligations of its agencies, instrumentalities or sponsored enterprises. No assurance can be given that the U.S. government will provide financial support to the U.S. government agencies, instrumentalities or sponsored enterprises in the future.
     U.S. Government Securities are deemed to include (to the extent consistent with the Act): (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, instrumentalities or sponsored enterprises; and (ii) participations in loans made to foreign governments or their agencies that are guaranteed as to principal and interest by the U.S. government or its agencies, instrumentalities or sponsored enterprises. The secondary market for certain of these participations is extremely limited. In the absence of a suitable secondary market, such participations are regarded as illiquid.
     The Treasury Obligations Fund and Treasury Instruments Fund may invest in securities issued or guaranteed by the Treasury.
     Separate Trading of Registered Interest and Principal of Securities (“STRIPS”): Each Series (except the Tax-Free Fund) may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the STRIPS program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.
     Additional Information with respect to Freddie Mac and Fannie Mae. The extreme and unprecedented volatility and disruption that impacted the capital and credit markets during late 2008 and into 2009 have led to increased market concerns about the ability of the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”) to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 7, 2008, both Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”). Under the plan of conservatorship, the FHFA has assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors, and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator. In addition, in connection with the actions taken by the FHFA, the Treasury has entered into certain preferred stock purchase agreements with each of Freddie Mac and Fannie Mae which establish the Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae, which stock was issued in connection with financial contributions from the Treasury to Freddie Mac and Fannie Mae. The Treasury has also (i) established a new secured lending credit facility which will be available to Freddie Mac, Fannie Mae, and the Federal Home Loan Banks, which is intended to serve as a liquidity backstop, and which will be available until December 2012; and (iii) initiated a temporary program to purchase residential mortgage-backed securities issued by Freddie Mac and Fannie Mae.
     The conditions attached to the financial contribution made by the Treasury to Freddie Mac and Fannie Mae and the issuance of this senior preferred stock place significant restrictions on the activities of Freddie Mac and Fannie Mae. Freddie Mac and Fannie Mae must obtain the consent of the Treasury to (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions are placed on the maximum size of each of Freddie Mac’s and Fannie Mae’s respective portfolios of mortgages and mortgage-backed securities portfolios, and the purchase agreements entered into by Freddie Mac and Fannie Mae provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in is role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities as a result of the senior preferred stock investment made by the Treasury, market responses to developments at Freddie Mac and Fannie Mae, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by Freddie Mac and Fannie Mae, which may be among the U.S. Government Securities held by the Series that are permitted to make such investments.
Treasury Inflation-Protected Securities
     Each Series (except the Tax-Free Fund) may invest in U.S. Government Securities known as Treasury inflation-protected securities (“TIPS”), which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.
     The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of TIPS. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of TIPS. If inflation is lower than expected during the period a Series holds TIPS, a Series may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in the currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds’ inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.
     Any increase in principal value of TIPS caused by an increase in the consumer price index is taxable in the year the increase occurs, even though a Series holding TIPS will not receive cash representing the increase at that time. As a result, a Series could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company.
     If a Series invests in TIPS, it will be required to treat as original issue discount any increase in the principal amount of the securities that occurs during the course of its taxable year. If a Series purchases such inflation protected securities that are issued in stripped form either as stripped bonds or coupons, it will be treated as if it had purchased a newly issued debt instrument having original issue discount.
     Because a Series is required to distribute substantially all of its net investment income (including accrued original issue discount), a Series’ investment in either zero coupon bonds or TIPS may require a Series to distribute to shareholders an amount greater than the total cash income it actually receives. Accordingly, in order to make the required distributions, a Series may be required to borrow or liquidate securities.
Custodial Receipts
     Each Series (other than the Treasury Obligations Fund, Treasury Instruments Fund, Government Fund, and Federal Fund) may also acquire U.S. Government Securities, municipal obligations or other debt instruments in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Government Securities, municipal obligations or other debt instruments. Such securities are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investors Growth Receipts” (“TIGRs”), and “Certificates of Accrual on Treasury Securities” (“CATS”). Although custodial receipts involving U.S. Government Securities are not considered U.S. government securities for certain securities law purposes, the securities underlying such receipts are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities.

Bank and Corporate Obligations
     Each Series (other than the Government Fund, Federal Fund, Treasury Obligations Fund and Treasury Instruments Fund) may invest in commercial paper, which may include variable rate demand obligations and asset-backed commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, and finance companies. The commercial paper purchased by the Series consists of direct U.S. dollar-denominated obligations of domestic or, in the case of the Money Market Fund, foreign issuers. The Tax-Free Fund may invest only in tax-exempt commercial paper. Bank obligations in which the Prime Obligations Fund and Money Market Fund may invest include certificates of deposit, unsecured bank promissory notes, bankers’ acceptances, fixed time deposits and other debt obligations. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.
     Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers’ acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other insurer. Deposit notes are generally insured by the FDIC only to the extent of $100,000 per depositor per bank; however, this limit has been temporarily increased to $250,000 per depositor per bank through December 31, 2013. Under current law, FDIC deposit insurance coverage will return to $100,000 per depositor per bank for all account categories except certain retirement accounts on January 1, 2014.
     The Money Market Fund will invest more than 25% of its total assets in bank obligations (whether foreign or domestic), including bank commercial paper. However, if adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits) the Money Market Fund may, for defensive purposes, temporarily invest less than 25% of its total assets in bank obligations. As a result, the Money Market Fund may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.
     The Prime Obligations Fund and Money Market Fund may invest in other short-term obligations, including short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations (with respect to the Money Market Fund) or other entities. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed or variable interest rate that is based on an index and guaranteed for a set time period. Because there is generally no secondary market for these investments, funding agreements purchased by a Series may be regarded as illiquid.
Repurchase Agreements
     Each Series (other than the Treasury Instruments Fund and Tax-Free Fund) may enter into repurchase agreements with securities dealers and banks which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. A repurchase agreement is similar to a collateralized loan, but involves an arrangement under which the purchaser (i.e., the Series) purchases securities subject to the seller’s agreement, at the time of sale, to repurchase the securities at a specified time and price. The Federal Fund may, but presently does not intend to, invest in repurchase agreements. Custody of the securities will be maintained by the Series’ custodian or subcustodian for the duration of the agreement. The repurchase price may be higher than the purchase price, the difference being income to the Series, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Series together with the repurchase price on repurchase. In either case, the income to the Series is unrelated to the interest rate if any, on the securities subject to the repurchase agreement.

     For purposes of the Act, and generally, for tax purposes, a repurchase agreement is deemed to be a loan from the Series to the seller of the security. It is not clear whether for other purposes a court would consider the securities purchased by the Series subject to a repurchase agreement as being owned by the Series or as being collateral for a loan by the Series to the seller.
     In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, a Series may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and a Series has not perfected a security interest in the security, a Series may be required to return the security to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Series would be at risk of losing some or all of the principal and interest involved in the transaction.
     Apart from the risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Series will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.
     Each Series may not invest in repurchase agreements maturing in more than seven days if, as a result thereof, more than 5% of the total assets of that Series (measured using the amortized cost method of valuation) would be invested in such investments and other securities which are not readily marketable. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.
     In addition, each Series (other than the Treasury Instruments Fund and Tax-Free Fund), together with other registered investment companies having advisory agreements with the Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.
Foreign Securities
     The Money Market Fund may invest in certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, fixed time deposits and other debt obligations issued or guaranteed by major foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks. The Prime Obligations Fund may invest in certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, fixed time deposits and other obligations issued by foreign branches of U.S. banks. The Tax-Free Fund may also invest in municipal instruments backed by letters of credit or other forms of credit enhancement issued by foreign banks which have a branch, agency or subsidiary in the U.S. Under current SEC rules relating to the use of the amortized cost method of portfolio securities valuation, the Money Market Fund is restricted to purchasing U.S. dollar-denominated securities, but is not otherwise precluded from purchasing securities of foreign issuers.

     The Money Market Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government. The Money Market Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Money Market Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
     Investments in foreign securities and bank obligations may involve considerations different from investments in domestic securities due to limited publicly available information; non-uniform accounting standards; the possible imposition of withholding or confiscatory taxes; the possible adoption of foreign governmental restrictions affecting the payment of principal and interest; expropriation; or other adverse political or economic developments. In addition, it may be more difficult to obtain and enforce a judgment against a foreign issuer or a foreign branch of a domestic bank and the legal remedies for investors may be more limited than the remedies available in the United States.
Asset-Backed and Receivables-Backed Securities
     The Prime Obligations Fund and Money Market Fund may invest in asset-backed and receivables-backed securities. Asset-backed and receivables-backed securities represent participations in, or are secured by and payable from, pools of assets such as mortgages, motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements, corporate receivables and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose vehicles. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution or other credit enhancements may be present. The value of a Series’ investments in asset-backed and receivables-backed securities may be adversely affected by prepayment of the underlying obligations. In addition, the risk of prepayment may cause the value of these investments to be more volatile than a Series’ other investments.
     Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases, trade receivables and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures. Consistent with their respective investment objectives and policies, the Series may invest in these and other types of asset-backed securities that may be developed. This SAI may be amended or supplemented as necessary to reflect the intention of the Prime Obligations Fund and Money Market Fund to invest in asset-backed securities with characteristics that are materially different from the securities described above. However, a Series will generally not invest in an asset-backed security if the income received with respect to its investment constitutes rental income or other income not treated as qualifying income under the 90% test described in “TAX INFORMATION” below.
     As set forth below, several types of asset-backed and receivables-backed securities are offered to investors, including for example, Certificates for Automobile Receivablessm (“CARS”) and interests in pools of credit card receivables. CARS represent undivided fractional interests in a trust (“CAR Trust”) whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the CAR Trust. An investor’s return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the CAR Trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.
     Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.
     Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor or servicer. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, the provision of a reserve fund, or a combination thereof to ensure, subject to certain limitations that scheduled payments on the underlying pool are made in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transactions or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information reflecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the value of or return on an investment in such a security.
     The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments could require the Prime Obligations Fund and Money Market Fund to dispose of any then existing holdings of such securities.
     To the extent consistent with its investment objectives and policies, each of the Prime Obligations Fund and Money Market Fund may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future.
Forward Commitments and When-Issued Securities
     Each Series may purchase securities on a when-issued basis and enter into forward commitments. These transactions involve a commitment by the Series to purchase or sell securities at a future date beyond the customary settlement time. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges, but may be traded over-the-counter.
     A Series will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Series may dispose of or renegotiate a commitment after entering into it. A Series also may sell securities it has committed to purchase before those securities are delivered to the Series on the settlement date. The Series may realize capital gains or losses in connection with these transactions; distributions from any net capital gains would be taxable to its shareholders. For purposes of determining a Series’ average dollar weighted maturity, the maturity of when-issued or forward commitment securities for fixed-rate obligations will be calculated from the commitment date.
     When a Series purchases securities on a when-issued or forward commitment basis, the Series will segregate cash or liquid assets having a value at least equal to the amount of the Series’ purchase commitments. Alternatively, a Series may enter into off-setting contracts for the forward sale of securities. These procedures are designed to ensure that the Series will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.
Variable Rate Demand Obligations
     Each Series (other than the Treasury Obligations Fund and Treasury Instruments Fund) may purchase variable rate demand obligations. These obligations permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Series, as lender, and the borrower. Variable rate demand obligations are not generally transferable and are not ordinarily rated. A Series may invest in them only if the Investment Adviser believes that the notes are of comparable quality to the other obligations in which that Series may invest.
Variable Rate and Floating Rate Obligations
     The interest rates payable on certain fixed income securities in which a Series may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.
     Each Series (other than the Treasury Obligations Fund, Treasury Instruments Fund, Government Fund and Federal Fund) may purchase variable and floating rate demand instruments that are municipal obligations or other debt securities issued by corporations and other non-governmental issuers that possess a floating or variable interest rate adjustment formula. These instruments permit a

Series to demand payment of the principal balance plus unpaid accrued interest upon a specified number of days’ notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee, or the credit enhancement issued with respect to such instrument.
     The terms of the variable or floating rate demand instruments that a Series may purchase provide that interest rates are adjustable at intervals ranging from daily up to 397 calendar days, and the adjustments are based upon current market levels, the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Some of these instruments are payable on demand on a daily basis or on not more than seven days’ notice. Others, such as instruments with quarterly or semi-annual interest rate adjustments, may be put back to the issuer on designated days, usually on not more than thirty days’ notice. Still others are automatically called by the issuer unless the Series instructs otherwise. The Trust, on behalf of the Series, intends to exercise the demand only (i) upon a default under the terms of the debt security; (ii) as needed to provide liquidity to a Series; (iii) to maintain the respective quality standards of a Series’ investment portfolio; or (iv) to attain a more optimal portfolio structure. A Series will determine the variable or floating rate demand instruments that it will purchase in accordance with procedures approved by the Trustees to minimize credit risks. To be eligible for purchase by a Series, a variable or floating rate demand instrument which is unrated must have high quality characteristics similar to other obligations in which the Series may invest. The Investment Adviser may determine that an unrated variable or floating rate demand instrument meets a Series’ quality criteria by reason of being backed by a letter of credit, guarantee, or demand feature issued by an entity that meets the quality criteria for the Series. Thus, either the credit of the issuer of the obligation or the provider of the credit support or both will meet the quality standards of the Series.
     As stated in the Prospectuses, the Series may consider the maturity of a long-term variable or floating rate demand instrument to be shorter than its ultimate stated maturity under specified conditions. The acquisition of variable or floating rate demand notes for a Series must also meet the requirements of rules issued by the SEC applicable to the use of the amortized cost method of securities valuation. The Series will also consider the liquidity of the market for variable and floating rate instruments, and in the event that such instruments are illiquid, the Series’ investments in such instruments will be subject to the limitation on illiquid investments.
     Each Series (other than Treasury Obligations Fund, Treasury Instruments Fund, Government Fund and Federal Fund) may invest in variable or floating rate participation interests in municipal obligations held by financial institutions (usually commercial banks). Such participation interests provide the Series with a specific undivided interest (up to 100%) in the underlying obligation and the right to demand payment of its proportional interest in the unpaid principal balance plus accrued interest from the financial institution upon a specific number of days’ notice. In addition, the participation interest may be backed by an irrevocable letter of credit or guarantee from the institution. The financial institution usually is entitled to a fee for servicing the obligation and providing the letter of credit.
Restricted and Other Illiquid Securities
     A Series may purchase securities that are not registered (“restricted securities”) under the Securities Act of 1933, as amended (the “1933 Act”), including restricted securities that can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act. However, a Series will not invest more than 5% of the value of its total assets (measured using the amortized cost method of valuation) in securities which are illiquid, which includes fixed time deposits with a notice or demand period of more than seven days that cannot be traded on a secondary market and restricted securities. The Board of Trustees has adopted guidelines under which the Investment Adviser determines and monitors the liquidity of restricted securities subject to the oversight of the Trustees. Restricted securities (including securities issued under Rule 144A and commercial paper issued under Section 4(2) of the 1933 Act) which are determined to be liquid will not be deemed to be illiquid investments for purposes of the foregoing restriction. Since it is not possible to predict with assurance that the market for restricted securities will continue to be liquid, the Investment Adviser will monitor each Series’ investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Series to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.
Other Investment Companies
     The Prime Obligations Fund, Money Market Fund, Government Fund, and Tax-Free Fund may invest in securities of other investment companies. A Series will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests, in addition to the management fees (and other expenses) paid by the Series. A Series’ investments in other investment companies are subject to statutory limitations prescribed by the Act, including in certain circumstances a prohibition on the Series acquiring more that 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Series’ total assets in securities of any one investment company or more than 10% of its total assets in the securities of all investment companies. Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, the Series may invest in investment companies and money market funds for which an Investment Adviser or any of its affiliates serves as investment adviser, administrator and/or distributor. However, to the extent that a Series invests in a money market fund for which an Investment Adviser or any of its affiliates acts as investment adviser, the management fees payable by the Series to the Investment Adviser will, to the extent required by the SEC, be reduced by an amount equal to the Series’ proportionate share of the management fees paid by such money market fund to its investment adviser. Although the Series do not expect to do so in the foreseeable future, each Series is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Series. Additionally, to the extent that any Series serves as an “underlying fund” to another Goldman Sachs Fund, that Series may invest a percentage of its assets in other investment companies if those investments are consistent with applicable law and/or exemptive orders obtained from the SEC.
Municipal Obligations
     The Prime Obligations Fund, Money Market Fund, and Tax-Free Fund may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities and the District of Columbia to obtain funds for various public purposes. The interest on most of these obligations is generally exempt from regular federal income tax. The two principal classifications of municipal obligations are “notes” and “bonds.” The Prime Obligations Fund and Money Market Fund may invest in municipal obligations when yields on such securities are attractive compared to other taxable investments.
     Notes. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes, construction loan notes, tax-exempt commercial paper and certain receipts for municipal obligations.
     Tax anticipation notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. They are frequently general obligations of the issuer, secured by the taxing power for payment of principal and interest. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as federal or state aid. Tax anticipation notes and revenue anticipation notes are generally issued in anticipation of various seasonal revenues such as income, sales, use, and business taxes. Bond anticipation notes are sold to provide interim financing in anticipation of long-term financing in the market. In most cases, these monies provide for the repayment of the notes. Tax-exempt commercial paper consists of short-term unsecured promissory notes issued by a state or local government or an authority or agency thereof. The Series which invest in municipal obligations may also acquire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on certain state and local governmental and authority obligations when, in the opinion of bond counsel, if any, interest payments with respect to such custodial receipts are excluded from gross income for federal income tax purposes. Such obligations are held in custody by a bank on behalf of the holders of the receipts. These custodial receipts are known by various names, including “Municipal Receipts” (“MRs”) and “Municipal Certificates of Accrual on Tax-Exempt Securities” (“MCATS”). There are a number of other types of notes issued for different purposes and secured differently from those described above.
     Bonds. Municipal bonds, which generally meet longer term capital needs and have maturities of more than one year when issued, have two principal classifications, “general obligation” bonds and “revenue” bonds.
     General obligation bonds are issued by entities such as states, counties, cities, towns and regional districts and are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.
     Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer’s obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state’s ability (without obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority’s obligations.
     In purchasing municipal obligations, the Tax-Free Fund relies on opinions of bond counsel as to the excludability of interest on such obligations from gross income for federal income tax purposes and, where applicable, the tax-exempt nature of such interest under the personal income tax laws of a particular state. These Series do not undertake independent investigations concerning the tax-exempt status of such obligations, nor do they guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws not only limit the purposes for which tax-exempt bonds may be issued and the supply of such bonds, but also contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Series’ distributions attributable to interest the Series received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.
     Private activity bonds (a term that includes certain types of bonds the proceeds of which are used to a specified extent for the benefit of persons other than governmental units), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Each Series that may invest in municipal obligations may also invest in private activity bonds. The Tax-Free Fund does not intend to invest in private activity bonds if the interest from such bonds would be an item of tax preference to shareholders under the federal alternative minimum tax. If such policy should change in the future, such investments would not exceed 20% of the net assets of each of the Tax-Free Fund under normal market conditions. The Tax-Free Fund does not intend to invest more than 25% of the value of its total assets in private activity bonds or similar obligations where non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.
     Municipal bonds with a series of maturity dates are called serial bonds. The serial bonds which the Series may purchase are limited to short-term serial bonds—those with original or remaining maturities of thirteen months or less. The Series may purchase long-term bonds provided that they have a remaining maturity of thirteen months or less or, in the case of bonds called for redemption, the date on which the redemption payment must be made is within thirteen months. The Series may also purchase long-term bonds (sometimes referred to as “Put Bonds”), which are subject to a Series’ commitment to put the bond back to the issuer at par at a designated time within thirteen months and the issuer’s commitment to so purchase the bond at such price and time.
     The Series which invest in municipal obligations may invest in municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligations bonds are supported by the moral commitment but not the legal obligation of a state or municipality. In particular, these instruments permit governmental issuers to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. If, however, the governmental issuer does not periodically appropriate money to enable it to meet its payment obligations under these instruments, it cannot be legally compelled to do so. If a default occurs, it is likely that a Series would be unable to obtain another acceptable source of payment. Some municipal leases, certificates of participation and moral obligation bonds may be illiquid.
     The Series which invest in municipal obligations may also invest in tender option bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax- exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults by, or a significant downgrading in the credit rating assigned to, the issuer of the bond.

     The tender option will be taken into consideration in determining the maturity of tender option bonds and the average portfolio maturity and the average portfolio life of a Series. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity. Consequently, tender option bonds are deemed to be liquid unless, in the opinion of the Investment Adviser, the credit quality of the bond issuer and the financial institution is deemed, in light of the relevant Series’ credit quality requirements, to be inadequate.
     Although the Tax-Free Fund intends to invest in tender option bonds the interest on which will, in the opinion of counsel for the issuer and sponsor or counsel selected by the Investment Adviser, be excluded from gross income for federal income tax purposes, there is no assurance that the Internal Revenue Service (“IRS”) will agree with such counsel’s opinion in any particular case. Consequently, there is a risk that a Series will not be considered the owner of such tender option bonds and thus will not be entitled to treat such interest as exempt from such tax. A similar risk exists for certain other investments subject to puts or similar rights. Additionally, the federal income tax treatment of certain other aspects of these investments, including the proper tax treatment of tender options and the associated fees, in relation to various regulated investment company tax provisions is unclear. The Tax-Free Fund intends to manage its portfolio in a manner designed to eliminate or minimize any adverse impact from the tax rules applicable to these investments.
     In addition to general obligation bonds, revenue bonds and serial bonds, there are a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications above.
     A Series may purchase municipal instruments that are backed by letters of credit issued by foreign banks that have a branch, agency or subsidiary in the United States. Such letters of credit, like other obligations of foreign banks, may involve credit risks in addition to those of domestic obligations, including risks relating to future political and economic developments, nationalization, foreign governmental restrictions such as exchange controls and difficulties in obtaining or enforcing a judgment against a foreign bank (including branches).
     For the purpose of investment restrictions of the Series, the identification of the “issuer” of municipal obligations that are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the obligations as described above, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.
     An entire issue of municipal obligations may be purchased by one or a small number of institutional investors such as one of the Series. Thus, the issue may not be said to be publicly offered. Unlike securities which must be registered under the 1933 Act prior to offer and sale, municipal obligations which are not publicly offered may nevertheless be readily marketable. A secondary market may exist for municipal obligations which were not publicly offered initially.
     Municipal obligations purchased for a Series may be subject to the Series’ policy on holdings of illiquid securities. The Investment Adviser determines whether a municipal obligation is liquid based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its value. The Investment Adviser believes that the quality standards applicable to each Series’ investments enhance liquidity. In addition, stand-by commitments and demand obligations also enhance liquidity.
     Yields on municipal obligations depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation and the quality of the issue. High quality municipal obligations tend to have a lower yield than lower rated obligations. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal of and interest on its or their municipal obligations may be materially affected.
Special Risk Considerations Relating to California Municipal Obligations
     The Prime Obligations Fund, Money Market Fund and Tax-Free Fund may invest in municipal obligations of the State of California (“California” or, as used in this section, the “State”), its public authorities and local governments (“California Municipal Obligations”), and are consequently affected by political and economic developments within California and by the financial condition of California’s political subdivisions, agencies, instrumentalities and public authorities. Some of the significant financial considerations relating to investments in California Municipal Obligations are summarized below. The following section provides only a brief summary of the complex factors affecting the financial condition of California that could, in turn, adversely affect a Series’ investments in California municipal obligations. This information is based on publicly information available from State authorities and other sources available prior to May 14, 2010, and has not been independently verified. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of obligations issued by the State, and that there is no obligation on the part of California to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by California.
     Introduction and Overview
     Since the start of 2008, the State has been experiencing the most significant economic downturn and financial pressure since the Great Depression of the 1930s. As a result of continuing weakness in the State economy, State tax revenues have declined precipitously, resulting in large budget gaps and cash shortfalls. The Legislature and the Governor have had to adopt three major budget plans, covering both the 2008-2009 and 2009-2010 fiscal years in less than 11 months in response to continuing deterioration in the State’s fiscal condition. In the course of these three budget plans, the Legislature enacted some $60 billion in budget solutions, including revenue increases and borrowing, but consisting primarily of expenditure reductions which have affected almost all programs funded by the State. The State’s financial plan continues to be based on a number of assumptions which may not be realized, and further budgetary actions may be needed to maintain a positive balance for the State’s General Fund at the end of the 2009-2010 fiscal year.
     The sharp drop in revenues over the last two fiscal years has also resulted in a significant depletion of cash resources to pay the State’s obligations. For a period of one month, in February 2009, the State deferred making certain payments from the General Fund in order to conserve cash resources for high priority obligations, such as education and debt service. Full payments resumed in March 2009, and the State was able to pay all its obligations through June 30, 2009, including repayment of $5.5 billion of 2008-2009 revenue anticipation notes (“RANs”). However, as new budget gaps were identified and with the failure to adopt corrective actions, the State’s cash resources had dwindled so far that, beginning on July 2, 2009, the State Controller issued registered warrants (or “IOUs”) for certain lower priority obligations in lieu of warrants (checks) which could be immediately cashed. With enactment of the Amended 2009 Budget Act in late July 2009, and the ability to issue $1.5 billion of interim 2009-2010 RANs, the State has been able to call all of its outstanding registered warrants for redemption on September 4, 2009. On September 29, 2009, the State issued $8.8 billion of RANs that mature prior to June 30, 2010 as part of its 2009-2010 cash management program. State officials are closely monitoring cash receipts and if additional cash management solutions are needed, and are not adopted by the Legislature or by other action, the State may seek additional external borrowing in the current fiscal year. The issuance of registered warrants this year was only the second time the State has issued registered warrants to such types of creditors since the 1930s. The 2010-2011 Governor’s Budget (defined below) projected continuing cash pressures in the period March-April 2010, and during fiscal year 2010-2011. Legislation enacted during the fiscal emergency special session in early March 2010 will provide the State with authority to defer certain payments so that it will avoid cash flow difficulties in March and April 2010, and will provide deferral authority during the 2010-2011 fiscal year. However, absent further corrective action by the Legislature and timely adoption of a fiscal year 2010-2011 budget, a significant cash flow shortfall is projected in fiscal year 2010-2011, which may require the issuance of registered warrants. The State Controller’s Office has indicated that adoption of the cash deferral legislation will significantly assist cash flow management in the first two months of fiscal year 2010-2011, but there can be no assurance that registered warrants will not have to be issued to assure adequate cash resources are available for high priority payments, such as debt service.
     There can be no assurances that the fiscal stress and cash pressures currently facing the State will not continue or become more difficult, or that continuing declines in State tax receipts or other impacts of the current economic recession will not further materially adversely affect the financial condition of the State. Even if there are no further revenue declines, the Department of Finance has projected that multibillion dollar budget gaps will occur annually through at least fiscal year 2012-2013 without further corrective actions.
     Economic Factors
     California’s economy is the largest among the 50 states and one of the largest and most diverse in the world. The State’s population of about 38.5 million (as of July 1, 2009) represents over 12% of the total U.S. population. California’s economy has major components in high technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. California is by far the most populous state in the nation, over 60% larger than the second-ranked state according to the 2000 U.S. Census. The relative proportion of the various components of the California economy closely resembles the composition of the national economy.
     California’s population is expected to grow approximately 1% annually through at least the end of this decade. Population growth is expected to represent about three-quarters of this growth due to natural increase (excess of births over deaths) and one-quarter to net migration into the State. Population growth in the next five years is expected to be largest in the over age 65 category, with above statewide average growth in the preschool and college age categories.

     A housing downturn that began in California in the fall of 2005 and worsened in 2006 and 2007 was instrumental in slowing average monthly job growth from 27,300 in 2005 to 5,400 in 2007 to a negative (job loss) of 38,500 per month in 2008. In May 2009, the Department of Finance projected that the California economy would contract sharply in calendar year 2009 and grow slowly in 2010, with the State’s unemployment rate increasing in both years. Both personal income and taxable sales fell in the first two quarters of 2009. The decline in the first quarter of 2009, -1.8%, was the largest since 1993, but the fall in the second quarter was considerably smaller.
     The U.S. and California economies have slowed further since then, although there have been an increasing number of signs that the rate of decline is moderating. Existing home sales have increased and home prices have stabilized in both the U.S. and California in recent months. California’s unemployment rate continued to trend upward, but like the U.S., the rate of increase has slowed. As of January 2010, State unemployment was 12.5% compared to 9.7% in January 2009. The U.S. unemployment rate for January 2010 was 9.7%. The largest monthly job loss was 114,000 in February 2009. The State gained 32,500 jobs in October 2009 and January 2010, while suffering job losses of 34,200 in November 2009 and 41,000 in December 2009.
     The State’s housing sector is showing some signs of recovery. Prices of existing homes increased for the sixth consecutive month in August 2009, unsold inventory has declined, and the number of days needed to sell a home has fallen. However, additional foreclosures may result from the resetting of adjustable rates on “Alt-A” and other adjustable rate mortgages between 2010 and 2013. The impact of the resetting may be mitigated by the fact that the resets are spread out over multiple years, and may be further mitigated if mortgage interest rates remain low. The value of private-sector nonresidential building for which permits were issued in the first seven months of 2009 was down sharply from a year ago. Made-in-California exports were down 17% in 2009. The decline was widely spread across countries, reflecting the global nature of the economic downturn. Large declines in technology, transportation and machinery exports were instrumental in the decline.
     Constitutional Limitations on Taxes, Other Charges and Appropriations
     Limitation on Property Taxes. Certain California Debt Obligations may be obligations of issuers which rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIIIA of the California Constitution, enacted by special referendum in 1978 and commonly known as “Proposition 13.” Briefly, Article XIIIA limits the rate of ad valorem property taxes to 1% of full cash value of real property and generally restricts the reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.
     Under Article XIIIA, the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner’s date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits were filed challenging the acquisition-based assessment system of Proposition 13, but it was upheld by the U.S. Supreme Court in 1992.
     Article XIIIA prohibits local governments from raising revenues through ad valorem taxes above the 1% limit; it also requires voters of any governmental unit to give two-thirds approval to levy any “special tax.”
     Limitations on Other Taxes, Fees and Charges. On November 5, 1996, the voters of the State approved Proposition 218, called the “Right to Vote on Taxes Act.” Proposition 218 added Articles XIIIC and XIIID to the State Constitution, which contain a number of provisions affecting the ability of local agencies to levy and collect both existing and future taxes, assessments, fees and charges.
     Article XIIIC requires that all new or increased local taxes be submitted to the voters before they become effective. Taxes for general governmental purposes require a majority vote and taxes for specific purposes require a two-thirds vote.
     Article XIIID contains several new provisions making it generally more difficult for local agencies to levy and maintain “assessments” for municipal services and programs. Article XIIID also contains several new provisions affecting “fees” and “charges,” defined for purposes of Article XIIID to mean “any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a local government upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service.” All new and existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which generate revenues exceeding the funds required to provide the property related service or are used for unrelated purposes. There are new notice, hearing and protest procedures for levying or increasing property related fees and charges, and, except for fees or charges for sewer, water and refuse collection services (or fees for electrical and gas service, which are not treated as “property related” for purposes of Article XIIID), no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.
     In addition to the provisions described above, Article XIIIC removes limitations on the initiative power in matters of local taxes, assessments, fees and charges. Consequently, local voters could, by future initiative, repeal, reduce or prohibit the future imposition or increase of any local tax, assessment, fee or charge. It is unclear how this right of local initiative may be used in cases where taxes or charges have been or will be specifically pledged to secure debt issues.
     The interpretation and application of Proposition 218 will ultimately be determined by the courts with respect to a number of matters, and it is not possible at this time to predict with certainty the outcome of such cases.
     Appropriations Limits. The State and its local governments are subject to an annual appropriations limit imposed by Article XIIIB of the California Constitution, enacted by special referendum in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending “appropriations subject to limitation” in excess of the appropriations limit imposed. “Appropriations subject to limitation” are authorizations to spend “proceeds of taxes,” which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but “proceeds of taxes” exclude most State subventions to local governments. No limit is imposed on appropriations of funds which are not “proceeds of taxes,” such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds.
     Among the expenditures not included in the Article XIIIB appropriations limit are (i) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters (e.g., general obligation bonds), (ii) appropriations to comply with mandates of courts or the federal government, (iii) appropriations for certain capital outlay projects, (iv) appropriations by the State of post-1989 increases in gasoline taxes and vehicle weight fees, and (v) appropriations made in certain cases of emergency. The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population, and any transfers of service responsibilities between government units. The definitions for such adjustments were liberalized in 1990 to follow more closely growth in the State’s economy.
     “Excess” revenues are measured over a two year cycle. Local governments must return any excess to taxpayers by rate reductions. The State must refund 50% of any excess, with the other 50% paid to schools and community colleges. With more liberal annual adjustment factors since 1988, and depressed revenues in the early 1990’s because of the recession, few governments have been operating near their spending limits, but this condition may change over time. Local governments may by voter approval exceed their spending limits for up to four years.
     Proposition 98 changed State funding of public education below the university level and the operation of the appropriations limit, primarily by guaranteeing K-12 education a minimum level of funding. Proposition 98 (as modified by Proposition 111) guarantees K-12 education the greater of: (a) in general, a fixed percentage of General Fund revenues (“Test 1”), (b) the amount appropriated to K-12 education in the prior year, adjusted for changes in State per capita personal income and enrollment (“Test 2”), or (c) a third test, which replaces Test 1 and Test 2 in any year that the percentage growth in per capita General Fund revenues from the prior year plus 0.5% is less than the percentage growth in State per capita personal income (“Test 3”).
     Because of the complex nature of Articles XIIIA, XIIIB, XIIIC and XIIID of the California Constitution, the ambiguities and possible inconsistencies in their terms, and the impossibility of predicting future appropriations or changes in population and cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of these Articles on California Debt Obligations or on the ability of the State or local governments to pay debt service on such California Debt Obligations. It is not possible, at the present time, to predict the outcome of any pending litigation with respect to the ultimate scope, impact or constitutionality of these Articles or the impact of any such determinations upon State agencies or local governments, or upon their ability to pay debt service on their obligations. Further initiatives or legislative changes in laws or the California Constitution may also affect the ability of the State or local issuers to repay their obligations.

     Debt Obligations of California and State Agencies
     Under the California Constitution, debt service on outstanding general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education. The State Treasurer is responsible for the sale of debt obligations of the State and its various authorities and agencies.
     Current State debt obligations include:
     General Obligation Bonds. The State’s Constitution prohibits the creation of general obligation indebtedness of the State unless a bond measure is approved by a majority of the electorate voting at a general election or direct primary. General obligation bond acts provide that debt service on general obligation bonds shall be appropriated annually from the General Fund, and all debt service on general obligation bonds is paid from the General Fund. Under the State Constitution, debt service on general obligation bonds is the second charge to the General Fund after the application of moneys in the General Fund to the support of the public school system and public institutions of higher education. As of October 1, 2009, the State had outstanding $68.4 billion aggregate principal amount of long-term general obligation bonds, of which approximately $58.5 billion were payable primarily from the State’s General Fund, and approximately $9.8 billion were self-liquidating bonds payable first from other special revenue funds. As of October 1, 2009, there were unused voter authorizations for the future issuance of approximately $54.5 billion of long-term general obligation bonds, some of which may first be issued as commercial paper notes.
     Variable Rate General Obligation Bonds. The State can issue as variable rate indebtedness up to 20% of the aggregate amount of long-term general obligation bonds outstanding. As of November 5, 2009, the State will have outstanding approximately $5.5 billion principal amount of variable rate general obligation bonds (which includes a portion of the Economic Revenue Bonds (“ERBs”) described below), representing about 7.8% of the State’s total outstanding general obligation bonds as of that date.
     Economic Recovery Bonds. The California Economic Recovery Bond Act (“Proposition 57”), approved by the voters on March 2, 2004, authorized the issuance of up to $15 billion in ERBs to finance the negative General Fund reserve balance as of June 30, 2004, and other General Fund obligations undertaken prior to June 30, 2004. Repayment of the ERBs is secured by a pledge of revenues from a one-quarter cent increase in the State’s sales and use tax that became effective July 1, 2004. In addition, as voter-approved general obligation bonds, the ERBs are secured by the State’s full faith and credit and payable from the General Fund in the event the dedicated sales and use tax revenue is insufficient to repay the bonds. Three different sources of funds are required to be applied to the early retirement (generally by purchase or redemption) of ERBs: (i) all proceeds from the dedicated quarter cent sales tax in excess of the amounts needed, on a semi-annual basis, to pay debt service and other required costs of the bonds, (ii) all proceeds from the sale of specified surplus State property, and (iii) 50% of each annual deposit, up to $5 billion in the aggregate, of deposits in the Budget Stabilization Account (“BSA”). As of June 30, 2009, funds from these sources have been used for early retirement of approximately $3.5 billion of bonds during fiscal years 2005-2006 through 2008-2009, including $1.495 billion which was transferred from the BSA in 2006-07 ($472 million) and 2007-2008 ($1.023 billion). The Governor suspended both the 2008-2009 and 2009-2010 BSA transfers due to the condition of the General Fund. An ERB refunding bond issuance in the amount of approximately $3.4 billion was issued on November 5, 2009.
     Commercial Paper Program. Voter-approved general obligation indebtedness may, in some cases, be issued as commercial paper notes. Commercial paper notes may be renewed or refunded by the issuance of long-term bonds. It is currently the State’s policy to use commercial paper notes for a portion of the interim funding of voter-approved projects. Commercial paper notes are deemed issued upon authorization by the respective finance committees, whether or not such notes are actually issued. Pursuant to the terms of the bank credit agreement presently in effect, the general obligation commercial paper program may have up to $2 billion in aggregate principal amount at any time. This amount may be increased or decreased in the future. As of October 26, 2009, approximately $1.1 billion aggregate principal amount of general obligation commercial paper notes were outstanding.
     Lease-Purchase Obligations. The State builds and acquires facilities through the use of lease purchase borrowing, in addition to general obligation bonds. Under these arrangements, the State Public Works Board, another State or local agency or a joint powers authority issues bonds to pay for the construction of facilities, such as office buildings, university buildings or correctional institutions. These facilities are leased to a State agency or the University of California under a long-term lease that provides the source of payment of the debt service on the lease-purchase bonds. In some cases, there is not a separate bond issue, but a trustee directly creates certificates of participation in the State’s lease obligation, which are then marketed to investors. Under applicable court decisions, such lease arrangements do not constitute the creation of “indebtedness” within the meaning of the State Constitutional provisions that require voter approval. Certain of the lease-purchase financings are supported by special funds rather than the General Fund. The State had approximately $7.9 billion of General Fund-supported lease-purchase obligations outstanding as of October 1, 2009. The State

Public Works Board, which is authorized to sell lease revenue bonds, had approximately $11.6 billion authorized and unissued debt as of October 1, 2009.
     Bank Arrangements. In connection with the letters of credit or other credit facilities obtained by the State in connection with variable rate obligations and the commercial paper program, the State has entered into a number of reimbursement agreements or other credit agreements with a variety of financial institutions. These agreements include various representations and covenants of the State, and the terms (including interest rates and repayment schedules) by which the State would be required to repay any drawings (including drawings resulting from any failed remarketings) on the respective letters of credit or other credit enhancement to which such credit agreements relate. To the extent that any variable rate obligations cannot be remarketed over an extended period (whether due to reductions in the credit ratings of the institution providing credit enhancement or other factors), interest payable by the State pursuant to the reimbursement agreement or credit agreement would generally increase over current market levels relating to the variable rate obligations, and the principal repayment period would generally be shorter (typically less than five years) than the repayment period otherwise applicable to the variable rate obligation. On occasion the State’s variable rate obligations have not been remarketed resulting in draws on the applicable credit facilities.
     Non-Recourse Debt. Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities (including the California State University and University of California systems), housing, health facilities and pollution control facilities. State agencies and authorities had approximately $53 billion aggregate principal amount of revenue bonds and notes of such non-recourse debt outstanding as of June 30, 2009.
     Cash Flow Borrowings. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. The State has issued RANs in recent years to partially fund timing differences between receipts and disbursements. By law, RANs must mature prior to the end of the fiscal year of issuance. If additional external cash flow borrowings are required, the State has issued revenue anticipation warrants (“RAWs”), which can mature in a subsequent fiscal year. RANs and RAWs are both payable from any “Unapplied Money” in the General Fund on their maturity date, subject to the prior application of such money in the General Fund to certain other payments.
     Based on the current Department of Finance projections of program expenditure needs and without taking into account any future authorizations which may occur, the State Treasurer has estimated that the aggregate amount of outstanding general obligation and lease revenue bonds based on current voter and legislative authorizations is estimated to peak at approximately $111.8 billion by June 2016, compared to the current total outstanding amount of about $66.5 billion. The annual debt service costs on this amount of debt is estimated by the State Treasurer to peak in 2017-2018 at approximately $9.75 billion compared to about $5.9 billion budgeted in fiscal year 2009-2010. These estimates do not include ERBs or veterans general obligation bonds supported by mortgage repayments from housing loans made to military veterans, nor do they take into account potential benefits from future refunding opportunities.
     In light of the substantial drop in General Fund revenues since fiscal year 2007-2008, and the projections for substantial new bond sales in the future, the ratio of debt service on general obligation and lease revenue bonds supported by the General Fund, to annual General Fund revenues, can be expected to increase significantly in future years.
     State Finances
     The State receives revenues from taxes, fees and other sources, the most significant of which are the personal income tax, sales and use tax and corporation tax. Significant elements of State expenditures include education (both K-12 and higher education), health and human services, correctional programs, transportation and debt service.
     The moneys of the State are segregated into the General Fund and over 1,000 other funds, including special, bond and trust funds. The General Fund consists of revenues received by the State Treasury that not required by law to be credited to any other fund, as well as earnings from the investment of State moneys not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major revenue sources of California. The General Fund may be expended as a consequence of appropriation measures enacted by the Legislature and approved by the Governor (including the annual Budget Act), as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

     The following is a summary of the State’s major revenue sources:
     Personal Income Tax. The State personal income tax, modeled after the federal income tax laws, typically accounts for more than 50% of General Fund tax revenues. The personal income tax is adjusted annually by the change in the consumer price index. Taxpayers may be subject to an alternative minimum tax (“AMT”), similar to the federal AMT. Taxes on capital gains realizations, which are largely linked to stock market performance, can add a significant dimension of volatility to personal income tax receipts. Capital gains tax receipts accounted for as much as 14.8% and as little as 4.5% of General Fund revenues over the past 10 years. The Amended 2009 Budget Act assumes that capital gains will account for 5.5% of General Fund revenues and transfers in 2008-2009 and 3.6% in 2009-2010.
     Sales and Use Tax. The sales tax is imposed upon retailers for the privilege of selling tangible personal property in California. Most retail sales and leases are subject to the tax. However, exemptions have been provided for certain essentials such as food for home consumption, prescription drugs, gas delivered through mains and electricity. Other exemptions provide relief for a variety of sales ranging from custom computer software to aircraft. Proposition 1A, added by special referendum in November 2004, amended the State’s Constitution to, among other things, reduce the Legislature’s authority over local government revenue sources by restricting the State from lowering the local sales tax rate or changing the allocation of local sales tax revenues without meeting certain conditions. The California use tax is imposed at the same rates as the regular sales tax on consumers of tangible personal property that is used, consumed, or stored in this State. Use tax applies to purchases from out-of-state vendors that are not required to collect tax on their sales. Use tax also applies to most leases of tangible personal property.
     Corporation Tax. The State’s corporate tax revenue is derived from franchise tax, corporate income tax, assessed fees on limited liability companies, additional taxes on banks and other financial corporations, an AMT similar to the federal AMT and a tax on the profits of Subchapter S corporations.
     Insurance Tax. The majority of insurance written in the State, subject to certain exceptions, is subject to a 2.35% gross premium tax. For insurers, this premium tax takes the place of all other State and local taxes except those on real property and motor vehicles. Exceptions to the 2.35% rate are certain pension and profit-sharing plans which are taxed at the lesser rate of 0.5%, surplus lines and non-admitted insurance at 3% and ocean marine insurers at 5% of underwriting profits.
     Estate Tax; Other Taxes. The State estate tax is based on the State death tax credit allowed against the federal estate tax and is designed to pick up the maximum credit allowed against the federal estate tax return. The State estate tax was eliminated beginning in 2005 in conjunction with the phase out of the federal estate tax. After December 31, 2010 the federal estate tax will be reinstated along with the State estate tax, unless future federal legislation is enacted to make the provisions eliminating the tax permanent. Other sources of General Fund revenue include inheritance and gift taxes, cigarette taxes, alcoholic beverage taxes, horse racing license fees and trailer coach license fees.
     State Budget Process
     The State’s fiscal year begins on July 1st and ends on June 30th. Under the State Constitution, money may be drawn from the Treasury only through an appropriation made by law. The primary source of the annual expenditure is the annual Budget Act as approved by the Legislature and signed by the Governor. The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year (the “Governor’s Budget”). Under State law, the annual proposed Governor’s Budget cannot provide for projected expenditures in excess of projected revenues for the ensuing fiscal year. State law also requires the Governor to update the Governor’s Budget projections and budgetary proposals by May 14 of each year (the “May Revision”). The May Revision is normally the basis for final negotiations between the Governor and Legislature to reach agreement on appropriations and other legislation to fund State government for the ensuing fiscal year (the “Budget Act”). The Budget Act must be approved by a two-thirds majority vote of each house of the State legislature, and, as enacted, must be in balance.
     The State’s General Fund Budget operates on a legal basis, generally using a modified accrual system of accounting for its General Fund, with revenues credited in the period in which they are measurable and available and expenditures debited in the period in which the corresponding liabilities are incurred. Appropriations also may be included in legislation other than the Budget Act. With limited exceptions, bills containing General Fund appropriations must be approved by a two-thirds majority vote in each House of the Legislature and be signed by the Governor. Continuing appropriations, available without regard to fiscal year, may also be provided by statute or the State’s Constitution. The Governor may reduce or eliminate specific line items in the Budget Act or any other appropriations bill without vetoing the entire bill. Such individual line-item vetoes are subject to override by a two-thirds majority vote of each House of the Legislature.

     The Balanced Budget Amendment (“Proposition 58”) requires the State to enact a balanced budget, establishes a special reserve in the General Fund, restricts future borrowings to cover budget deficits, and provides for mid-year budget adjustments in the event that the budget falls out of balance. The Legislature may not pass a budget bill in which General Fund expenditures exceed estimated General Fund revenues and fund balances at the time of passage and as set forth in the budget bill. As a result of the requirements of Proposition 58, the State would, in some cases, have to take more immediate actions to correct budgetary shortfalls. These restrictions apply to general obligation bonds, revenue bonds and certain other forms of long-term borrowings, but do not apply to certain short-term and inter-fund borrowings.
     In addition to Proposition 58, a number of other laws and constitutional amendments have been enacted over the years, often through voter initiatives, which have made it more difficult to raise the State’s taxes, have restricted the use of the State’s General Fund or special fund revenues, or have otherwise limited the Legislature and Governor’s discretion in enacting budgets. Examples of constraints on the budget process include Proposition 13 (requiring a two-thirds vote in each House of the Legislature to change State taxes enacted for the purpose of increasing revenues collected), Proposition 98 (requiring a minimum percentage of General Fund revenues be spent on local education), Proposition 49 (requiring expanded State funding for before and after school programs) and Proposition 10 (raising taxes on tobacco products but mandating the expenditure of such revenues).
State Budgets for the 2008-2009 and 2009-2010 Fiscal Years
     On September 23, 2008, State Governor Arnold Schwarzenegger signed the State’s 2008-2009 budget (“2008-2009 Budget”), which came a record 85 days late. The 2008-2009 Budget attempted to address the projected $24.3 billion budget deficit for 2008-2009, but did not resolve the State’s persistent “structural budget deficit” (i.e., expenditures consistently exceeding typical revenues from year to year). It included a reform measure that is aimed at stabilizing the State’s finances while avoiding borrowing from local governments or transportation funds. Expenditure reductions accounted for 47% of all savings, more than any other category.
     Economic conditions have deteriorated since the 2008-2009 Budget was adopted. Taxable sales fell sharply in the first half of 2009. The total assessed valuation of property in the State is lower in fiscal year 2009-2010 than it was in the prior fiscal year. This is the first year-to-year decline in the statewide total since the State began keeping records in 1933. The State’s unemployment rate increased from 6.1% at the start of 2008 to 12.2% in September 2009. By May 2009, continued economic decline with consequent reduction of revenues, plus the failure of various budget measures placed before the voters at a May 19, 2009 special election ballot, led the Governor to announce that the budget gap for the period through June 30, 2010 was still projected to be more than $22 billion (and subsequently increased to $24 billion). The Amended 2009 Budget Act addressed the $24 billion budget gap projected at the time of its adoption through a combination of revenue enhancements and significant cuts in a wide variety of programs.
     The initial State budget for the fiscal year 2009-2010 (“Initial 2009-2010 Budget”) was adopted in February 2009 and was designed to eliminate a then-projected 18-month budget gap of more than $41 billion. The Initial 2009-2010 Budget assumed voter approval of six ballot measures, all but one of which failed when presented to voters in May 2009. Due to this failure and as a result of California’s continued economic and financial deterioration, the State’s projected budget deficit as of June 30, 2009 was $26.3 billion for the current fiscal year.
     The Amended 2009 Budget Act was enacted on July 28, 2009. The Amended 2009 Budget Act includes another $24 billion in solutions to address the further deterioration of the State’s fiscal situation identified in the 2009-2010 May Revision. Under the Amended 2009 Budget Act, General Fund revenues and transfers are projected to increase 6.4%, from a revised $84.1 billion in fiscal year 2008-2009 to $89.5 billion in fiscal year 2009-2010.
     The Amended 2009 Budget Act includes the following major General Fund components:
1.	Addressing the Deficit: The $60 billion in budget solutions adopted for the combined fiscal years 2008-2009 and 2009-2010 are wide-ranging and touch all three of the State’s major revenue sources (personal income taxes, corporation taxes and sales and use taxes). Spending cuts are implemented in virtually every State program that receives General Fund support. The budget solutions include spending reductions of $31.0 billion. The spending reductions consist primarily of reductions in education spending under Proposition 98, higher education, employee compensation, and reductions in other spending due to the use of redevelopment agency revenues and fund balances to pay costs that would otherwise be payable from the General Fund ($1.7 billion reduction). Additional solutions include $12.5 billion of tax increases, and $8.4 billion of other solutions.

2.	Federal Stimulus: The Amended 2009 Budget Act assumed the receipt of at least $8 billion from the American Recovery and Reinvestment Act of 2009 (“ARRA”) to offset General Fund expenditures in fiscal years 2008-2009 and 2009-2010. Final estimates put this amount at about $8.1 billion. As of August 31, 2009, approximately $5 billion has been received by the State.
3.	Budget Stabilization Account: Under normal circumstances, the State would set aside a specified portion of estimated annual General Fund revenues for fiscal year 2009-2010 in the BSA for reserves that may be used to offset future shortfalls in the General Fund. Given the magnitude and urgency of the State’s ongoing financial stress, the Amended 2009 Budget Act continues to suspend the transfer to the BSA for the 2009-2010 fiscal year.
     The above discussion of current and future State budgets is based on approximations, estimates and projections of revenues and expenditures for current and future fiscal years and these must not be construed as statements of fact. These estimates and projections are based upon various assumptions, which may be affected by numerous factors, including future economic conditions in the State and the U.S., and there can be no assurance that the estimates will be achieved. Furthermore, if the State’s economy continues to weaken, its budget deficit may continue to grow.
2010-2011 Proposed Budget
     The 2010-2011 Governor’s Budget, released on January 8, 2010 (“2010-2011 Governor’s Budget”), proposes to solve the estimated $19.9 billion budget gap by the end of fiscal year 2010-2011 with a combination of spending reductions, alternative funding, fund shifts and additional federal funds. The Governor declared a fiscal emergency and called the Legislature into a fiscal emergency special session to accomplish this, which ended on March 11, 2010. The 2010-2011 Governor’s Budget will be updated by May 14, 2010 in connection with the May Revision, which will be the basis for final negotiations between the Governor and the Legislature to reach agreement on the fiscal year 2010-2011 budget.
     The 2010-2011 Governor’s Budget projects to end fiscal year 2010-2011 with a $1.0 billion reserve. The 2010-2011 Governor’s Budget now projects that General Fund revenues and transfers in fiscal year 2009-2010 will be about $88.1 billion, with expenditures of $86.1 billion. The estimated General Fund reserve balance at June 30, 2010 (assuming adoption of all of the Governor’s proposals) would be negative $5.4 billion, compared to an estimated reserve of $500 million when the Amended 2009 Budget Act was adopted. Despite the projected excess of revenues over expenditures during fiscal year 2009-2010, the fund balance will be negative because of a carry-over negative fund balance of $5.9 billion from the end of the 2008-09 fiscal year.
     The 2010-2011 Governor’s Budget proposes a combined total of $19.9 billion of budget solutions for fiscal years 2009-10 and 2010-2011. The solutions consist of $8.5 billion in expenditure reductions, $6.9 billion in federal funds solutions, $3.9 billion in alternative funding solutions and $572 million in fund shifts and other revenues. Some of the alternative funding solutions require voter approval at the June 2010 primary election or November 2010 general election.
     The State is in the process of studying the recently enacted federal health care reform and its implications. Among other things, the law: (i) expands Medi-Cal coverage beginning January 1, 2014; (ii) requires specified rate increases for primary care and outpatient services beginning in 2013; and (iii) prohibits California from restricting eligibility primarily for the Medi-Cal and Healthy Families programs before the new coverage requirements go into effect in 2014. Health care reform may result in a significant net increase of General Fund program costs in fiscal year 2013-2014 and beyond. The net impact of health care reform on the General Fund will depend on a variety of factors, including levels of participation and potential savings resulting from the reform.
     Future Deficits
     Because many of the actions taken in the Amended 2009 Budget Act and 2010-2011 Governor’s Budget were either one-time actions, involve loans which have to be repaid or are based on temporary revenue increases (such as the receipt of federal stimulus funds), budget gaps of several billions of dollars per year are expected to recur in subsequent years. The Department of Finance has projected that, using expenditure obligations under existing law and various assumptions concerning revenues in future years, the State would, in the absence of taking additional steps to balance its budget, face an “operating deficit” (expenditures exceeding revenues in the same fiscal year) of $5.7 billion in fiscal year 2011-2012, $6.0 billion in 2012-2013 and $3.8 billion in 2013-2014. These projections assume, for instance, that transfers to the BSA will be suspended in each of these coming years, and that the State will ultimately prevail in pending and threatened litigation concerning budget actions.
     The financial condition of the State is subject to a number of other risks in the future, including particularly potential significant increases in required State contributions to the Public Employees’ Retirement System, increased financial obligations related to certain post-employment benefits to State employees and their families and increased debt service.
     Cash Flow Requirements; Reserves
     The State typically funds its day-to-day operating requirements of the General Fund from revenue receipts, interfund borrowing from special funds (as directed by the Governor), and external borrowing in the form of RANs, which fund annual cash flow requirements and are repaid within the same fiscal year, and RAWs, which are issued only when it is necessary to bridge a budgetary deficit over the end of a fiscal year. The State’s ongoing revenue shortfalls and budget deficits place severe pressure on the State’s cash resources and require a significant amount of short-term cash flow borrowing.
     The State entered fiscal year 2009-2010 on July 1, 2009 with severely depleted cash resources as a result of having to pay significant obligations before June 30, 2009, including repayment of $5.5 billion of RANs issued in fiscal year 2008-2009. At the present time, the issuance of the $8.8 billion of 2009-2010 RANs, together with projected internal borrowings, is expected to provide sufficient cash in the General Fund to meet the State’s cash management plan for fiscal year 2009-2010. The cash flow projections of the Department of Finance indicate that the State will have approximately $10.4 billion of available internal borrowings from special funds as of June 30, 2010, after repayment of all 2009-2010 RANs. However, these cash flow projections are subject to a variety of assumptions and risks.
     The Special Fund for Economic Uncertainties (“SFEU”) is funded with the General Fund revenues and was established to protect the State from unforeseen revenue reductions and/or unanticipated expenditure increases. The State Controller may transfer amounts in the SFEU to the General Fund as necessary to meet cash needs of the General Fund and such transfers are characterized as “loans.” The State Controller is required to return moneys so transferred without payment of interest as soon as there are sufficient moneys in the General Fund. At the end of each fiscal year, the State Controller is required to transfer from the SFEU to the General Fund any amount necessary to eliminate any deficit in the General Fund.

     The BSA was established by Proposition 58 (approved in 2004) to set aside funds to cover budget shortfalls. For fiscal year 2008-2009, 3% of estimated annual General Fund revenues were to be transferred by the State Controller into the BSA no later than September 30, 2009. These transfers were to continue until the balance in the BSA reaches $8 billion or 5% of the estimated General Fund revenues for that fiscal year, whichever is greater. Proposition 58 also provides that one-half of the annual transfers shall be used to retire ERBs, until a total of $5 billion has been used for that purpose. As of November 3, 2009, a total of $1.495 billion has been used to retire outstanding ERBs. The annual transfer requirement will go back into effect whenever the balance falls below the $8 billion or the 5% target. The annual transfers can be suspended or reduced for a fiscal year by an executive order issued by the Governor. In light of the condition of the General Fund, the scheduled 2008-2009 and 2009-2010 transfers to the BSA were cancelled. The BSA currently has a zero balance.
     Bond Ratings
     As of May 14, 2010, several rating agencies have downgraded California’s general obligation bond rating. Currently, the State’s outstanding general obligation bonds have long-term credit ratings of “A-” from Standard & Poor’s Rating Group (“Standard & Poor’s”), “A1” from Moody’s Investors Service (“Moody’s”) and “A-” from Fitch, Inc. (“Fitch”). California has always paid the principal and interest of general obligation bonds, general obligation commercial paper notes, lease-purchase obligations and short-term obligations, including RANs and RAWs, when due.
     There can be no assurance that current ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to creditworthiness of obligations issued by the State, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.
     Legal Proceedings
     The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings (described in the State’s recent financial statements and other public disclosures) that, if decided against the State might require the State to make significant future expenditures or substantially impair future revenue sources.
     Local Governments
     The primary units of local government in California are the 58 counties, which range in population from approximately 1,200 in Alpine County to approximately 10 million in Los Angeles County. Counties are responsible for the provision of many basic services, including indigent health care, welfare, jails, and public safety in unincorporated areas. There are also 480 incorporated cities in California and thousands of special districts formed for education, utilities, and other services. The fiscal condition of local governments has been constrained by Proposition 13, which added Article XIIIA to the State Constitution. Proposition 13 reduced and limited the future growth of property taxes and limited the ability of local governments to impose “special taxes” (those devoted to a specific purpose) without two-thirds voter approval. Proposition 218, another constitutional amendment enacted by initiative in 1996, further limited the ability of local governments to raise taxes, fees, and other exactions. Counties, in particular, have had fewer options to raise revenues than many other local government entities, while they have been required to maintain many services.
     Obligations of Other Issuers
     Other Issuers of California Debt Obligations. There are a number of State agencies, instrumentalities and political subdivisions of the State that issue Municipal Obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State.
     State Assistance. To the extent the State should be constrained by its Article XIIIB appropriations limit, or its obligation to conform to Proposition 98, or other fiscal considerations, the absolute level, or the rate of growth, of State assistance to local governments may continue to be reduced. Any such reductions in State aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties. The recent economic slowdown in the State, with its corresponding reduction in State and local revenues, will put additional pressure on local government finances in the coming years.

     Assessment Bonds. California debt obligations in the form of assessment bonds may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land which is undeveloped at the time of issuance but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.
     California Long Term Lease Obligations. Certain long-term lease obligations, though typically payable from the General Fund of the State or a municipality, are not considered “indebtedness” requiring voter approval. Such leases, however, are subject to “abatement” in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common cases of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g., due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due. Although litigation is brought from time to time which challenges the constitutionality of such lease arrangements, the California Supreme Court issued a ruling in August 1998 which reconfirmed the legality of these financing methods.
     Other Considerations
     The repayment of industrial development securities or single family mortgage revenue bonds secured by real property may be affected by California laws limiting foreclosure rights of creditors. Under California law, mortgage loans secured by single family homes can be prepaid at any time without penalty, except in the first five years of the loan, and subject to limits on the size of the penalty. Such prepayments may affect the ability of the issuer of single family mortgage bonds to repay the bonds. Securities backed by health care and hospital revenues may be affected by changes in State regulations governing cost reimbursements to health care providers under Medi-Cal (the State’s Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals.
     Limitations on ad valorem property taxes may particularly affect “tax allocation” bonds issued by California redevelopment agencies. Such bonds are secured solely by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity. In the event that assessed values in the redevelopment project decline (e.g., because of a major natural disaster such as an earthquake), the tax increment revenue may be insufficient to make principal and interest payments on these bonds. Both Moody’s and S&P suspended ratings on California tax allocation bonds after the enactment of Articles XIIIA and XIIIB, and only resumed such ratings on a selective basis.
     Proposition 87, approved by California voters in 1988, requires that all revenues produced by a tax rate increase go directly to the taxing entity which increased such tax rate to repay that entity’s general obligation indebtedness. As a result, redevelopment agencies (which, typically, are the issuers of tax allocation securities) no longer receive an increase in tax increment when taxes on property in the project area are increased to repay voter-approved bonded indebtedness.
     The effect of these various constitutional and statutory changes upon the ability of California municipal securities issuers to pay interest and principal on their obligations remains unclear. Furthermore, other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future. Legislation has been or may be introduced which would modify existing taxes or other revenue-raising measures or which either would further limit or, alternatively, would increase the abilities of State and local governments to impose new taxes or increase existing taxes. It is not possible, at present, to predict the extent to which any such legislation will be enacted. Nor is it possible, at present, to determine the impact of any such legislation on securities held in the California Municipal Fund, future allocations of State revenues to local governments or the abilities of State or local governments to pay the interest on, or repay the principal of, such securities.
     Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event has had any long-term negative economic impact. Any obligation in the California Municipal Fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.
Special Risk Considerations Relating to New York Municipal Obligations
     The Prime Obligations Fund, Money Market Fund and Tax-Free Fund may invest in municipal obligations of the State of New York (“New York” or, as used in this section, the “State”), its public authorities and local governments (“New York Municipal Obligations”). Some of the significant financial considerations relating to investments in New York Municipal Obligations are summarized below. The following section provides only a brief summary of the complex factors affecting the financial condition of New York that could, in turn, adversely affect a Series’ investments in New York municipal obligations. This information is based on the Annual Information Statement of the State of New York (“AIS”), as updated and supplemented from time to time, and other public sources available prior to May 14, 2010. The accuracy and completeness of the information contained in those sources have not been independently verified. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of obligations issued by the State, and that there is no obligation on the part of New York to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by New York.
Introduction and Overview
     The State of New York’s fiscal year begins on April 1 and ends on March 31. The most recently published AIS was dated May 15, 2009. The information for the State comes from the Department of Budget (“DOB”). The AIS is available at http://www.budget.state.ny.us/investor/ais/ais_fdp.html.
     The 2009-2010 Enacted Budget (defined below) closes the largest budget gap ever faced by the State. The combined “current services budget gap” (which includes projected and current deficits) for fiscal years 2008-2009 and 2009-2010 totaled $20.1 billion before the gap-closing actions approved by the Governor and Legislature and the receipt of extraordinary Federal aid. The combined current services gap for 2008-2009 and 2009-2010 grew steadily over the past year, increasing four-fold since May 2008. The $15 billion increase in the combined gap, to $20.1 billion, was due almost exclusively to the precipitous decline in projected receipts, reflecting the severity of the current economic downturn and dislocation in the financial markets. The current recession has been characterized by a loss of vast sums of wealth from depressed equity and real estate markets. This is expected to have a substantial impact on taxable income and, by extension, State tax receipts. State adjusted gross income is expected to fall by $52 billion in 2008-2009 and $53 billion in 2009-2010, which, if these expectations are met, would be more than twice the losses seen in the 2001-2002 recession.
     The State accounts for all of its spending and receipts by the fund in which the activity takes place, and the broad category or purpose of that activity. The State’s four major fund types (collectively, “All Funds”) include:
•	General Fund, which receives most of the State’s tax revenue and accounts for spending on programs that are not supported directly by dedicated fees and revenues;
•	Special Revenue Funds, which receive Federal grants, certain dedicated taxes, fees and other revenues that are used for a specified purpose;
•	Capital Project Funds, which account for costs incurred in the construction and reconstruction of roads, bridges, prisons, and other infrastructure projects; and
•	Debt Service Funds, which pay principal, interest and related expenses on long-term bonds issued by the State and its public authorities.
     Special Considerations. Many complex political, social, and economic forces influence the State’s economy and finances, which may in turn affect the State’s Financial Plan. These forces may affect the State from fiscal year to fiscal year and are influenced by governments, institutions, and events that are not subject to the State’s control. The State’s Financial Plan (explained under “State Budget”) is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. The DOB believes that its current estimates related to the performance of the State and national economies are reasonable. However, there can be no assurance that actual results will not differ materially and adversely from current forecasts.

     State Economy
     DOB estimates that the State economy experienced a business cycle peak in August 2008, fully eight months after the U.S. as a whole. However, as the epicenter of the global financial crisis, it is likely that the State downturn could be deeper than those of the past. Data released since January 2004 indicate that the fourth quarter of 2008 was a significant turning point for the State economy. The 3-month increase in the State unemployment rate from November to February on a seasonally adjusted basis was the largest, in both absolute and percentage terms, over the history of the series. Initial unemployment benefit claims for March 2009 were up 75.3% from the same month in 2008. As a result, State private sector employment is now projected to fall 2.5% for 2009, followed by a decline of 0.3% for 2010. For 2008 and 2009, declines of 7.1% and 7.9%, respectively, in State adjusted gross income are projected. The loss of wealth, along with declining State employment and income, is also having an impact on household spending, depressing taxable sales as well.
     The securities industry has seen an unprecedented decline in profitability since the third quarter of 2007. Because of the significant changes in the investment banking industry, the profit levels achieved earlier in the decade may no longer be attainable. Consequently, DOB projects a decline in State wages for 2009 of 4.2%, the largest annual decline in the history of the Quarterly Census of Employment and Wage data. Wage growth for 2010 has been revised down to 2.0%.
     The current downturn has spread far beyond Wall Street. DOB now projects significant declines in every sector of the economy except for education, health care and social assistance. Falling U.S. corporate earnings is reducing the demand for the State’s business and professional services, where some of the largest job losses are expected. Large rates of decline are also expected for financial services, manufacturing, and construction. Credit market conditions and rising debt default rates are expected to continue to depress real estate activity, particularly in the commercial sector where high-value transactions have previously significantly contributed to State and local government revenues. The volume of such transactions can be expected to fall as office vacancy rates rise; the downtown New York City office vacancy rate rose 32% between the fourth quarter of 2007 and the fourth quarter of 2008, while the midtown rate rose 67%.
     New York is the third most populous state in the U.S. and has a relatively high level of personal wealth. The State’s economy is diverse, with a comparatively large share of the nation’s financial activities, information, education, and health services employment, and a very small share of the nation’s farming and mining activity. The State’s location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. New York City is the nation’s leading center of banking and finance and, as a result, this is a far more important sector in the State than in the nation as a whole. Although this sector accounts for less than 10% of all nonagricultural jobs in the State, it represents more than 20% of total wages.
     The remaining service-producing sectors include information, professional and business services, private education and healthcare, leisure and hospitality services, and other services. These industries combined account for more than 40% nonagricultural jobs in New York and, except for leisure and hospitality, each accounts for a higher proportion of total State employment than for the U.S. Federal, State and local governments together comprise the third largest sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Public education is the source of nearly 50% of the total State and local government workforce.
     Changes in the U.S. economy as a whole will also affect the State economy, although as one of the major U.S. financial centers, financial market uncertainty poses a particularly large degree of risk for New York. The full extent of the losses associated with troubled assets and other financial sector problems remains to be seen. A more severe national recession than expected could prolong the State’s downturn, producing weaker employment and wage growth than projected. Should core inflation significantly accelerate, the Federal Reserve may feel compelled to reverse course and raise rates, which traditionally has adverse effects on the State economy. Moreover, weaker equity and real estate activity than anticipated could negatively affect household spending and taxable capital gains realizations. These effects could ripple though the economy, further depressing both employment and wage growth. In contrast, should the national and world economies grow faster than expected, a stronger upturn in stock prices, along with even stronger activity in mergers and acquisitions and other Wall Street activities, could result in higher wage and bonuses growth than projected. Further losses and asset write-downs could result in more turbulence in the financial sector, which would have a disproportionate impact on the State economy relative to the U.S. economy as a whole. In contrast, should the U.S. and world economies grow faster than expected, a stronger upturn in stock prices, along with even stronger activity in mergers and acquisitions and other Wall Street activities, could result in higher wage and bonus growth than projected.

     State Budget Process
     The Executive Budget is the Governor’s constitutionally mandated annual submission to the Legislature (generally in January), which contains his recommended program for the forthcoming fiscal year that begins on April 1. It projects disbursements and expenditures needed to carry out the Governor’s recommended programs and receipts and revenues expected to be available for such purpose. The recommendations contained in the Executive Budget serve as the basis for the State Financial Plan, which is adjusted after the Legislature acts on the Governor’s submission. Under the State Constitution, the Governor is required each year to propose an Executive Budget that is balanced on a cash basis. The State Financial Plan sets forth projections of State receipts and disbursements in the governmental fund types for each fiscal year and is prepared by the Director of the DOB, based initially upon the recommendations contained in the Executive Budget. After the budget is enacted, the State Financial Plan is adjusted to reflect revenue measures, appropriation bills and certain related bills enacted by the Legislature. It serves as the basis for the administration of the State’s finances by the DOB and is updated, as necessary, during the fiscal year.
     The Comptroller is responsible for the investment of substantially all State moneys. By law, such moneys may be invested only in obligations issued or guaranteed by the Federal government or the State, obligations of certain Federal agencies that are not guaranteed by the Federal government, certain general obligations of other states, direct obligations of the State’s municipalities and obligations of certain public authorities, certain short-term corporate obligations, certain bankers’ acceptances, and certificates of deposit secured by legally qualified governmental securities. All securities in which the State invests moneys held by funds administered within the State Treasury must mature within 12 years of the date they are purchased. Money impounded by the Comptroller for payment of Tax and Revenue Anticipation Notes may only be invested, subject to the provisions of the State Finance Law, in (i) obligations of the Federal government, (ii) certificates of deposit secured by such obligations, or (iii) obligations of or obligations guaranteed by agencies of the Federal government as to which the payment of principal and interest is guaranteed by the Federal government.
     General Fund. The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State’s largest fund and receives almost all State taxes and other resources not dedicated to particular purposes.
     State Budgets for the 2008-2009 and 2009-2010 Fiscal Years
     The gap-closing plan for 2008-2009 and 2009-2010 was enacted in two parts. First, in early February 2009, the Governor and Legislature approved a deficit reduction plan (“DRP”) for 2008-2009. The DRP provided approximately $2.4 billion in savings over the two-year period, reducing the combined gap from $20.1 to $17.7 billion. Second, in March 2009, the Governor and Legislature reached final agreement on a budget for 2009-2010, with the Legislature completing action on all appropriations and enabling legislation to implement the budget on April 3, 2009 (“2009-2010 Enacted Budget”). All debt service appropriations for 2009-2010 were enacted on March 5, 2009.
     The 2009-2010 Enacted Budget contains a total of $13.9 billion in gap-closing actions, including $6.5 billion in actions to restrain spending, $5.4 billion in actions to increase receipts, and $2 billion in non-recurring actions (more than half of which were used in 2008-2009 to close a gap that opened in the last half of the fiscal year). The most significant actions include: freezing the foundation aid and Universal Pre-Kindergarten education aid programs at 2008-2009 levels; eliminating certain property tax rebates; instituting Medicaid cost-containment; reducing the size of the State workforce; and increasing personal income tax rates on high-income earners.
     In addition, the gap-closing plan includes $6.15 billion in direct fiscal relief that the Federal government is providing to the State under the ARRA to stabilize State finances and help prevent reductions in essential services. This extraordinary aid consists of $5 billion in reimbursements to the Medicaid State from the Federal government and $1.15 billion in Federal aid provided by the ARRA State Fiscal Stabilization Fund (“SFSF”), of which $624 million was used to eliminate the 2008-2009 gap, and $675 million was applied to close a portion of the 2009-2010 gap.
     The State projects new issuance of $599 million in general obligation bonds, $577 million in Dedicated Highway and Bridge Trust Fund Bonds issued by the Thruway Authority to finance capital projects for transportation, $520 million in Mental Health Facilities Improvement Revenue Bonds issued by DASNY to finance capital projects at mental health facilities, $100 million in SUNY Dormitory Facilities Revenue Bonds to finance capital projects related to student dormitories, and $4.1 billion in State Personal Income Tax (“PIT”) Revenue Bonds to finance various capital programs.

2010-2011 Executive Budget
          On January 19, 2010, the Governor presented his Executive Budget for 2010-2011 to the Legislature. The Executive Budget Financial Plan (the “Initial Executive Budget Financial Plan” or “Initial Plan”) reflected recommendations to eliminate a General Fund budget gap in 2010-2011 that was then estimated at approximately $7.4 billion. On February 9, 2010, the Governor submitted amendments to the Executive Budget (together with the Initial Plan, the “Updated Financial Plan”). The Updated Financial Plan reflects the: (i) impact of the Governor’s amendments; and (ii) substantive forecast revisions to the multi-year projections of receipts and disbursements that were set forth in the Initial Plan, based on updated information through January 2010.
          The Updated Financial Plan projected that the budget gap that must be addressed in 2010-2011 was $8.2 billion (which has been subsequently revised to $8.7 billion—see “FUTURE DEFICITS,” below). The Updated Financial Plan identifies additional gap-closing resources and actions to ameliorate the additional General Fund gap (including the 2009-2010 budget shortfall) and maintain a balanced Executive Budget proposal, as required by law.
          The most significant new gap-closing resource is an anticipated six-month extension of a higher Federal Medical Assistance Percentage (“FMAP”) for eligible State Medicaid expenditures. President Obama’s Executive Budget for Fiscal Year 2011 recommends a six-month extension of the temporary increase in the FMAP that was authorized in the ARRA. Under the ARRA, the higher FMAP for eligible Medicaid expenditures currently in effect would expire on December 31, 2010. DOB estimates that, if approved, the extension of higher FMAP through June 30, 2011 would provide approximately $1.1 billion in Financial Plan savings in both the 2010-2011 and 2011-2012 fiscal years. If the extension of FMAP were not approved, the State would be required to take an additional $575 million in gap-closing actions, as well as eliminate the resources reserved for fiscal uncertainties.
          The Updated Financial Plan would address $8.2 billion of the 2010-2011 budget gap (which includes the $1.4 billion shortfall carried forward from 2009-2010), and reduce the projected gap in 2011-2012 from $14.5 billion to $5.4 billion. The Updated Financial Plan would, if enacted in its entirety:
•	provide over $8.7 billion in gap-closing actions and resources;

•	reduce spending from the current-services forecast by approximately $5.0 billion in 2010-11, in both the General Fund and in State Operating Funds;6

•	hold spending on all measures at well below the rate of inflation, excluding the impact of payment deferrals that artificially lower spending in 2009-10 and increase it in 2010-11; and

•	maintain the State’s rainy day reserves at $1.2 billion.
The Updated Financial Plan does not advance any proposals to close the budget gaps with deficit borrowing, which would likely have an immediate adverse impact on the State’s credit rating and add to the long-term budget imbalance. Under the Updated Financial Plan, the combined four-year gap (2010-11 through 2013-14) is reduced by more than half, declining from $62 billion to $28 billion.
          Reductions to current-services spending total approximately $5 billion in the State Operating Funds ($5.9 billion in the General Fund) and constitute 68% of the Updated Financial Plan. The proposed reductions affect nearly every activity financed by State government, ranging from aid to public schools to agency operations to capital expenditures. The Updated Financial Plan includes $1.2 billion in tax and fee increases and also relies on anticipated Federal aid.
     Future Deficits
     DOB projects that the estimated budget gap for 2010-2011, before recommended actions, will increase from $8.2 billion to approximately $9 billion as a result of the consensus forecast issued by the Governor and the Legislature on March 1, 2010. Therefore, to provide for a balanced budget as required by law, the enacted budget for the 2010-2011 fiscal year must include approximately $350 million in additional gap-closing actions above the levels recommended in the Updated Financial Plan. The gaps in future years are now projected at $8.8 billion in 2011-2012 and $13.7 billion in 2012-2013. The projected current-year gap is mainly due to a reduction in estimated annual receipts from the personal income tax and business taxes, based on actual collections experience through the first half of fiscal year 2009-2010, and updated economic information. In 2010-2011 and thereafter, the increase in the gaps reflects the recurring impact of the current-year receipts reductions, as collections grow off a lower tax base, and increases in projected disbursements, especially for activities that are sensitive to the economic downturn (e.g., community college enrollment, pensions and fringe benefits, and reimbursement-based programs affected by accelerated claiming from localities). As required by law, the State ended the 2008-2009 fiscal year in balance in the General Fund.
     Overall, tax receipts growth in the two fiscal years following 2009-2010 is expected to grow within a range of 2-8%. This reflects an economic forecast of a national recovery beginning in the third quarter of 2009 with many aspects of the State’s recovery lagging into 2010. This growth is supported significantly by revenue actions in the Enacted Budget, including the three-year temporary increase in PIT rates. Tax receipts in 2012-2013 are expected to decline slightly, primarily due to the expiration of the temporary rate increase.
     Cash Reserves
     In January 2007, the State created a new statutory Rainy Day Reserve that has an authorized balance of 3% of General Fund spending. The Rainy Day Reserve may be used to respond to an economic downturn or catastrophic event. The State made its first deposit of $175 million in 2007-2008.
     The Debt Reduction Reserve Fund (“DRRF”) was created in 1998 to set aside resources that could be used to reduce State-supported indebtedness either through the use of DRRF as a cash financing source, to reduce debt service costs, or to defease outstanding debt. The 2009-2010 Enacted Budget authorizes up to $250 million for the DRRF to deal with uncertain market conditions. This appropriation will only be funded if resources become available, and would give the State the flexibility to react to market conditions and apply additional resources to mitigate risks in the State’s debt portfolio. This appropriation could be used to fund swap termination costs, capital projects, cost of issuance, or to defease high cost debt.
     Debt Obligations of New York and State Agencies
     “State-related debt” consists of State-supported debt, where the State, subject to an appropriation, is directly responsible for paying debt service, as well as State-guaranteed debt to which the full faith and credit of the State has been pledged, moral obligation financings and certain contingent-contractual obligation financings, where debt service is expected to be paid from other sources and State appropriations are contingent in that they may be made and used only under certain circumstances. “State-supported debt” is a subset of State-related debt. It includes general obligation debt, to which the full faith and credit of the State has been pledged, and lease-purchase and contractual obligations of public authorities and municipalities, where the State’s legal obligation to make payments to those public authorities and municipalities is subject to and paid from annual appropriations made by the Legislature. Since May 2002, the State has financed its capital program, previously financed through lease-purchase and contractual obligations of public authorities, with State PIT Revenue Bonds.
     Limitations on State-Supported Debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake a long-term (i.e., for more than one year) general obligation borrowing unless the borrowing is authorized in a definite amount for a specific purpose by the Legislature and approved by the voters. There is no constitutional limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State. Under State law, the use of debt is limited to capital works and purposes only, with a maximum term of 30 years. New State-supported debt outstanding was limited to 0.75% of State personal income in 2000-2001 and will gradually increase until it is fully phased-in at 4% of State personal income in 2010-2011.

Similarly, new State-supported debt service costs were limited to 0.75% of total governmental funds receipts in 2000-2001 and this limit gradually increase until it is fully phased in at 5% in the 2013-2014 fiscal year. State-related debt outstanding is expected to increase slightly in 2009-10 to 6.0% of personal income from 5.6% in 2008-2009.
     Limitations on the issuance of State-supported debt and debt service costs must be calculated by October 31 of each year and reported in the quarterly Financial Plan Update most proximate to such date. If the calculations for permitted new State-supported debt outstanding and debt service costs are less than the State-supported debt outstanding and debt service costs, new State-supported debt may continue to be issued. However, if either the debt outstanding or the debt service cap is met or exceeded, the State would be precluded from contracting new State-supported debt until the next annual cap calculation is made and State-supported debt is found to be within the appropriate limitations. The prohibition on issuing new State-supported debt if the caps are met or exceeded provides a significant incentive to treat the debt caps as absolute limits that should not be reached, and therefore DOB intends to manage subsequent capital plans and issuance schedules under these limits.
     Current projections estimate that debt outstanding and debt service costs will continue to remain below limits imposed by State law throughout the next several years. However, the State has entered into a period of significantly declining debt capacity. Available cap room, in regards to debt outstanding, is expected to decline from 0.74% ($6.8 billion) in 2009-2010 to only 0.08% ($763 million) in 2011-2012, a decrease of 88% or $6 billion. In addition, debt outstanding is projected to exceed the cap by 0.03% ($314 million) in 2012-2013 and by 0.04% ($384 million) in 2013-2014. The State plans to take actions in future budget cycles before fiscal year 2012-13 in order to stay within the statutory debt limits.
     The State has also enacted statutory limits on the amount of variable rate obligations and interest rate exchange agreements that authorized issuers of State-supported debt may enter into. The statute limits the use of debt instruments which result in a variable rate exposure (e.g., variable rate obligations and interest rate exchange agreements) to no more than 20% of total outstanding State-supported debt, and limits the use of interest rate exchange agreements to a total notional amount of no more than 20% of total outstanding State-supported debt.
     General Obligation Bonds. General obligation debt is currently authorized for transportation, environment and housing purposes. Transportation-related bonds are issued for State and local highway and bridge improvements, aviation, mass transportation, rail, canal, port and waterway programs and projects. Environmental bonds are issued to fund environmentally-sensitive land acquisitions, air and water quality improvements, municipal non-hazardous waste landfill closures and hazardous waste site cleanup projects. The amount of general obligation bonds issued in the 2008-2009 fiscal year (excluding refunding bonds) was $455 million, and as of March 31, 2009, the total amount of general obligation debt outstanding was $3.3 billion. Approximately $599 million in general obligation bonds are expected to be issued in the 2009-2010 fiscal year.
     Short-Term Borrowings. Under the State Constitution, the State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes (“TRANs”), and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes (“BANs”). TRANs must mature within one year from their date of issuance and cannot be refunded or refinanced beyond such period. However, since 1990, the State’s ability to issue TRANs has been limited due to the enactment of the fiscal reform program which created the Local Government Assistance Corporation. BANs may only be issued for the purposes and within the amounts for which bonds may be issued pursuant to voter authorizations, and must be paid from the proceeds of the sale of bonds in anticipation of which they were issued or from other sources within two years of the date of issuance or, in the case of BANs for housing purposes, within five years of the date of issuance. In order to provide flexibility within these maximum term limits, the State had previously utilized the BANs authorization to conduct a commercial paper program to fund disbursements eligible for general obligation bond financing.
     Personal Income Tax Revenue Bonds. Legislation enacted in 2001 provided for the issuance of State PIT Revenue Bonds by the Dormitory Authority of the State of New York (“DASNY”), the New York State Environmental Facilities Corporation, the Housing Finance Agency (“HFA”), the New York State Thruway Authority (“Thruway Authority”) and the Urban Development Corporation (“UDC”) (collectively, the “Authorized Issuers”). The legislation provides that 25% of State PIT receipts, excluding refunds owed to taxpayers, be deposited to the Revenue Bond Tax Fund (“RBTF”) for purposes of making debt service payments on State PIT Revenue Bonds, with excess amounts returned to the General Fund. In the event that: (i) the Legislature fails to appropriate amounts required to make all debt service payments on the State PIT Revenue Bonds; or (ii) having been appropriated and set aside pursuant to a certificate of the Director of the Budget, financing agreement payments have not been made when due on the State PIT Revenue Bonds, the legislation requires that PIT receipts continue to be deposited to the RBTF until amounts on deposit in the Fund equal the greater of 25% of annual PIT receipts or $6 billion.

     State PIT Revenue Bonds are expected to continue to be the primary financing vehicle for a broad range of existing or new State-supported debt programs authorized to be secured by service contract or lease-purchase payments. As of March 31, 2009, approximately $13.7 billion of State PIT Revenue Bonds were outstanding. The 2009-10 Enacted Budget projects that $4.1 billion of State PIT Revenue Bonds will be issued in 2009-10.
     Interest Rate Exchange Agreements. As of March 31, 2009 five issuers, DASNY, UDC, HFA, Local Government Assistance Corporation (“LGAC”) and the Thruway Authority have entered into a notional amount of $3.99 billion of interest rate exchange agreements that are subject to the interest rate exchange agreement cap, which is equal to 8.5% of total debt outstanding.
     The State is currently repositioning its swaps portfolio to mitigate the negative effects of the ongoing credit crisis in the global markets. From March 2008 through March 2009, the State terminated a notional amount of swaps totaling approximately $2.0 billion. Of this amount, the bankruptcy of Lehman Brothers Holdings, Inc. resulted in the automatic termination of a notional amount of swaps totaling approximately $565 million. Given the current dislocations in the underlying variable rate markets and recent experience with the existing portfolio of swaps, the State has no plans to increase its swap exposure, and may take further actions to reduce swap exposures commensurate with variable rate restructuring efforts. As of March 31, 2009, the net mark-to-market value of all the outstanding swaps (the aggregate termination amount) was approximately $577 million, which represents the total amount the State would pay to the respective counterparties should all the swaps be terminated. The mark-to-market value of the outstanding interest rate exchange agreements fluctuates with interest rates and other market conditions. Generally, if interest rates rise from levels that existed in March 2009, it is expected the State’s termination amounts would decline. The State plans to continue to monitor and manage counterparty risk on a monthly basis.
     Net Variable Rate Obligations. As of March 31, 2009 the State had about $1.8 billion of outstanding variable rate debt instruments that are subject to the net variable rate exposure cap or 3.8% of total debt outstanding. That amount includes $1.65 billion of unhedged variable rate obligations and $128 million of synthetic variable rate obligations.
     The State also has $2.4 billion of fixed rate obligations that may convert to variable rate obligations in the future. This includes $1.75 billion in State-supported convertible rate bonds currently outstanding. These bonds bear a fixed rate until future mandatory tender dates in 2011, 2012 and 2013 at which time they can convert to either a fixed or variable rate. Legislation enacted in 2005 amended the State Finance Law to clarify that convertible bonds, synthetic variable obligations and similar obligations that were issued on or before July 1, 2005 and which result in the State paying a fixed rate in a fiscal year do not count under the variable rate cap until the fiscal year in which the State may pay a variable rate.
     Other Financing Arrangements. The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State’s obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the LGAC to restructure the way the State makes certain local aid payments.
     The above discussion of current and future State budgets is based on approximations, estimates and projections of revenues and expenditures for current and future fiscal years and must not be construed as statements of fact. These estimates and projections are based upon various assumptions, which may be affected by numerous factors, including future economic conditions in the State and the U.S., and there can be no assurance that the estimates will be achieved.
     State Finances
     Personal Income Tax. Personal income taxes are imposed on the New York source income of individuals, estates and trusts. Personal income taxes are projected to account for roughly 61% of estimated All Funds tax receipts during the State’s 2009-2010 fiscal year. The State tax adheres closely to the definitions of adjusted gross income and itemized deductions used for Federal personal income tax purposes, with certain modifications. Receipts from this tax are sensitive to changes in economic conditions in the State.

     Sales and Use Tax. User taxes and fees consist of several taxes on consumption, the largest of which is the State sales and compensating use tax. The sales and use tax is imposed, in general, on the receipts from the sale of all tangible personal property. Certain charges for meals, admissions, hotel and motel occupancy and dues are also subject to the tax. The current State sales tax rate is 4.0%, of which 3.0% is deposited in the General Fund and 1.0% is deposited in the Local Government Assistance Tax Fund to meet debt service obligations. Receipts in excess of debt service requirements are transferred to the General Fund. Although there are numerous exemptions, the most significant are: food; clothing and footwear costing less than $110; drugs; medicine and medical supplies; residential energy; capital improvements and installation charges; machinery and equipment used in manufacturing; trade-in allowances; and goods sold to Federal, state or local governments.
     Business Taxes. Business taxes include a general business corporation franchise tax as well as specialized franchise taxes on banks, insurance companies, certain transportation and transmission companies, and a cents-per-gallon-based levy on businesses engaged in the sale or importation for sale of various petroleum products. The corporation franchise tax is the largest of the business taxes, and the State’s third largest source of revenue. It is imposed on all domestic general business corporations and foreign general business corporations which do business or conduct certain other activities in the State. The tax is imposed, generally, at a rate of 7.1% of taxable income allocated to New York. Taxable income is defined as Federal taxable income with certain modifications.
     Other Taxes. Other tax revenues include taxes on legalized gambling, the estate tax, taxes on real estate transfers, certain other minor taxes and residual receipts following the repeal of the real property gains tax and the gift tax.
     Bond Ratings
     As of May 14, 2010, the long-term debt ratings for the State’s general obligation bonds is “AA” from S&P, “AA” from Fitch and “Aa3” from Moody’s. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely.
     Legal Proceedings
     The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings (described in the State’s recent financial statements and other public disclosures) that, if decided against the State might require the State to make significant future expenditures or substantially impair future revenue sources.
     State Authorities
     The fiscal stability of New York State is related, in part, to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State’s access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related.
     Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.
     For purposes of analyzing the financial condition of the State, debt of the State and of certain public authorities may be classified as State-supported debt, which includes general obligation debt of the State and lease-purchase and contractual obligations of public authorities (and municipalities) where debt service is paid from State appropriations (including dedicated tax sources, and other revenues such as patient charges and dormitory facilities rentals). In addition, a broader classification, referred to as State-related debt, includes State-supported debt, as well as certain types of contingent obligations, including moral obligation financings, certain contingent contractual-

obligation financing arrangements, and State-guaranteed debt described above, where debt service is expected to be paid from other sources and State appropriations are contingent in that they may be made and used only under certain circumstances.
     New York City and Other Localities
     New York City. The fiscal demands on the State may be affected by the fiscal condition of New York City (the “City”), which relies in part on State aid to balance its budget and meet its cash requirements. It is also possible that the State’s finances may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market securities successfully in the public credit markets.
     The City regularly produces Official Statements in connection with the issuance of its bonds and notes. Copies of these are required to be filed with and are available from the nationally recognized municipal securities information repositories. Reference is made to such Official Statements for information about the City. The information about the City noted herein is only a limited summary and is necessarily incomplete.
     In response to the City’s fiscal crisis in 1975, the State established the Municipal Assistance Corporation for the City of New York (“NYC MAC”) to provide financing assistance to the City; the New York State Financial Control Board (the “Control Board”) to oversee the City’s financial affairs; and the Office of the State Deputy Comptroller for the City of New York (“OSDC”) to assist the Control Board in exercising its powers and responsibilities. The Control Board is required to impose a “control period” (a time during which the City is subject to certain statutorily-prescribed fiscal controls) upon the occurrence, or “substantial likelihood and imminence” of the occurrence, of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.
     The City’s most recently completed fiscal year began on July 1, 2008 and ended on June 30, 2009. The City prepares a four-year financial plan annually and updates it periodically, and prepares a comprehensive annual financial report each October describing its most recent fiscal year. As of May 14, 2010, the City’s long-term general obligation bond debt is currently are rated “AA” by S&P, “Aa1” by Moody’s and “AA” by Fitch. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely.
     Currently, the City and certain of its “Covered Organizations” (organizations which receive or may receive moneys from the City directly, indirectly or contingently) operate under the City’s Financial Plan. The City’s Financial Plan summarizes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City’s projections set forth in its Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments (such as the September 11, 2001 attack on the World Trade Center) and changes in major assumptions could significantly affect the City’s ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.
     The City is heavily dependent on New York State and Federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future Federal and State assistance will enable the City to make up any potential future budget deficits. Although the City has consistently maintained balanced budgets and is projected to achieve balanced operating results for the current fiscal year, there can be no assurance that the gap-closing actions proposed in its Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City’s economic base.
     The projections set forth in the City’s Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City’s ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.
     Other Localities. Certain localities, in addition to the City, have experienced financial problems and have requested and received additional New York State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the State’s projections of its receipts and disbursements for the fiscal year. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State’s receipts and disbursements for the State’s 2009-2010 fiscal year or thereafter.
     Municipalities and school districts have engaged in substantial short-term and long-term borrowings. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City that are authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding.
     From time to time, Federal expenditure reductions could reduce, or in some cases eliminate, Federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing State assistance in the future.
Temporary Taxable Investments
     The Tax-Free Fund may temporarily invest in the taxable money market instruments described in the foregoing sections. When a Series’ assets are invested in such instruments, a Series may not be achieving its investment objective of providing income except from federal and/or applicable State income taxes.
Standby Commitments
     In order to enhance the liquidity, stability or quality of municipal obligations, the Prime Obligations Fund, Money Market Fund and Tax-Free Fund each may acquire the right to sell a security to another party at a guaranteed price and date. Such a right to resell may be referred to as a put, demand feature or “standby commitment,” depending on its characteristics. The aggregate price which a Series pays for securities with standby commitments may be higher than the price which otherwise would be paid for the securities. Standby commitments may not be available or may not be available on satisfactory terms.
     Standby commitments may involve letters of credit issued by domestic or foreign banks supporting the other party’s ability to purchase the security from the Series. The right to sell may be exercisable on demand or at specified intervals, and may form part of a security or be acquired separately by the Series.
     Management of the Trust understands that the IRS has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. Such rulings do not, however, serve as precedent for other taxpayers, are applicable only to the taxpayer requesting the ruling and have, on occasion, been reversed by the IRS. The IRS has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. The Tax-Free Fund intends to take the position that it is the owner of any municipal obligations acquired subject to a standby commitment or acquired or held with certain other types of put rights and that its distributions of tax-exempt interest earned with respect to such municipal obligations will be tax-exempt for its shareholders. There is no assurance that standby commitments will be available to a Series nor has any Series assumed that such commitments will continue to be available under all market conditions.
Temporary Investments
     The Money Market Fund may for temporary defensive purposes invest less than 25% of its assets in bank obligations, if adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits).
     The Tax-Free Fund ordinarily expects that 100% of its assets will be invested in municipal obligations, but the Series may for temporary defensive purposes hold cash or invest in short-term taxable securities.
     The Federal Fund and Treasury Instruments Fund may, under extraordinary circumstances, hold U.S. Government Securities subject to state taxation.

     When a Series’ assets are invested in such instruments, the Series may not be achieving its investment objective.
Special Note Regarding Market Events
     Events in the financial sector over the past several years have resulted in reduced liquidity in credit and fixed income markets and in an unusually high degree of volatility in the financial markets, both domestically and internationally. While entire markets have been impacted, issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected. These events and the potential for continuing market turbulence may have an adverse effect on the Series’ investments. It is uncertain how long these conditions will continue.
     The instability in the financial markets led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and certain segments of the financial markets. Federal, state, and foreign governments, regulatory agencies, and self -regulatory organizations may take actions that affect the regulation of the instruments in which the Series invest, or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude the Series’ ability to achieve their investment objectives.
     Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Series’ portfolio holdings.
INVESTMENT RESTRICTIONS
     The investment restrictions set forth below have been adopted by the Trust as fundamental policies that cannot be changed with respect to a Series without the affirmative vote of the holders of a majority (as defined in the Act) of the outstanding voting securities of the affected Series. The investment objective of each Fund cannot be changed without the approval of the majority of the outstanding shares of that Fund. The policy of the Treasury Obligations Fund to limit its investments to U.S. Treasury Obligations (as defined in Appendix A of its Prospectuses) and related repurchase agreements is fundamental. All other investment policies or practices of the Series, except as stated in this paragraph, are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. As a matter of fundamental policy, at least 80% of the Net Assets of the Tax-Free Fund will be invested in municipal obligations, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes. The Tax-Free Fund may temporarily invest in taxable money market instruments when the Investment Adviser believes that the market conditions dictate a defensive posture.
     For purposes of the Act, “a majority of the outstanding voting securities” of a Series means the lesser of the vote of (i) 67% of the shares of that Series present at a meeting if the holders of more than 50% of the outstanding shares of that Series are present in person or by proxy, or (ii) more than 50% of the outstanding shares of that Series.
     For purposes of the following limitations, any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Series. With the exception of borrowings permitted by investment restriction (3), below, asset coverage of at least 300% (as defined in the Act), inclusive of any amounts borrowed, must be maintained at all times.
     As a matter of fundamental policy, a Series may not (except for Government Fund):
     (1) Make any investment inconsistent with the Series’ classification as a diversified company under the Act. This restriction does not, however, apply to any Series classified as a non-diversified company under the Act.
     (2) Purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of a Series to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to, and each Series (other than the Money Market Fund) reserves freedom of action, when otherwise consistent with its investment policies, to concentrate its investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, obligations (other than commercial paper) issued or guaranteed by U.S. banks and U.S. branches of U.S. or foreign banks and repurchase agreements and securities loans collateralized by such U.S. government obligations or such bank obligations. The Money Market Fund may concentrate its investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities and repurchase agreements and securities loans collateralized by such obligations and will invest more than 25% of its total assets in obligations issued or guaranteed by banks (whether foreign or domestic) and repurchase agreements and securities loans collateralized by such obligations. However, if adverse economic conditions prevail in the banking industry, the Money Market Fund may, for defensive purposes, temporarily invest less than 25% of the value of its total assets in such obligations. For the purposes of this restriction, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries; telephone companies are considered to be a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.
     (3) Borrow money, except that (a) the Series may borrow from banks (as defined in the Act) and each Series may borrow through reverse repurchase agreements, in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) the Series may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Series may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (d) the Series may purchase securities on margin to the extent permitted by applicable law. (Notwithstanding the foregoing fundamental policy that would allow each Series to borrow through reverse repurchase agreements, as of May 14, 2010, each Series does not engage in reverse repurchase transactions as a matter of non-fundamental policy which may be changed or amended by action of the Board of Trustees without approval of shareholders.)
The following interpretation applies to, but is not part of, this fundamental policy: In determining whether a particular investment in portfolio instruments or participation in portfolio transactions is subject to this borrowing policy, the accounting treatment of such instrument or participation shall be considered, but shall not by itself be determinative. Whether a particular instrument or transaction constitutes a borrowing shall be determined by the Board, after consideration of all of the relevant circumstances.
     (4) Make loans, except (a) through the purchase of debt obligations in accordance with each Series’ investment objective and policies, (b) through repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) with respect to the Funds, loans of securities as permitted by applicable law.
     (5) Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Series may be deemed to be an underwriting.
     (6) Purchase, hold or deal in real estate, although the Series may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by the Series as a result of the ownership of securities.
     (7) Invest in commodities or commodity contracts, except that the Series may invest in currency and financial instruments and contracts that are commodities or commodity contracts.
     (8) Issue senior securities to the extent such issuance would violate applicable law.
     As a matter of fundamental policy, Government Fund may not:
     (1) With respect to 75% of its total assets taken at market value, invest more than 5% of the value of the total assets of that Series in the securities of any one issuer, except U.S. government securities and repurchase agreements collateralized by U.S. government securities. This restriction does not, however, apply to any Series classified as a non-diversified company under the Act.
     (2) With respect to 75% of its total assets taken at market value, purchase the securities of any one issuer if, as a result of such purchase, that Series would hold more than 10% of the outstanding voting securities of that issuer. This restriction does not, however, apply to any Series classified as a non-diversified company under the Act.
     (3) Borrow money, except from banks on a temporary basis for extraordinary or emergency purposes, provided that a Series is required to maintain asset coverage of 300% for all borrowings and that no purchases of securities will be made if such borrowings exceed 5% of the value of the Series’ assets. This restriction does not apply to cash collateral received as a result of portfolio securities lending. (Notwithstanding the foregoing fundamental policy, as of May 14, 2010, the Series does not engage in reverse repurchase transactions as a matter of non-fundamental policy which may be changed or amended by action of the Board of Trustees without approval of shareholders. In addition, any such change permitting the Government Fund to engage in reverse repurchase agreements shall not be implemented until 30 days prior notice has been issued to shareholders.)

The following interpretation applies to, but is not part of, this fundamental policy: In determining whether a particular investment in portfolio instruments or participation in portfolio transactions is subject to this borrowing policy, the accounting treatment of such instrument or participation shall be considered, but shall not by itself be determinative. Whether a particular instrument or transaction constitutes a borrowing shall be determined by the Board, after consideration of all of the relevant circumstances.
     (4) Mortgage, pledge or hypothecate its assets except to secure permitted borrowings.
     (5) Act as underwriter of the securities issued by others, except to the extent that the purchase of securities in accordance with a Series’ investment objective and policies directly from the issuer thereof and the later disposition thereof may be deemed to be underwriting.
     (6) Purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of a Series to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to, and the Series reserves freedom of action, when otherwise consistent with its investment policies, to concentrate its investments in U.S. Government Securities, obligations (other than commercial paper) issued or guaranteed by U.S. banks, and U.S. branches of foreign banks and repurchase agreements and securities loans collateralized by U.S. Government Securities or such bank obligations. (For the purposes of this restriction, state and municipal governments and their agencies and authorities are not deemed to be industries, and telephone companies are considered to be a separate industry from water, gas or electric utilities, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents. Such concentration may be effected when the Investment Adviser determines that risk adjusted returns in such industries are considered favorable relative to other industries.)
     (7) Issue senior securities, except as appropriate to evidence indebtedness that a Series is permitted to incur and except for shares of existing or additional Series of the Trust.
     (8) Purchase or sell real estate (excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodities contracts. The Trust reserves the freedom to hold and to sell real estate acquired for any Series as a result of the ownership of securities.
     (9) Make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with such Series’ investment objective and policies may be deemed to be loans.
     (10) Purchase securities on margin (except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions), make short sales of securities, maintain a short position, or invest in or write puts, calls or combinations thereof (except that a Series may acquire puts in connection with the acquisition of a debt instrument).
     (11) Invest in other companies for the purpose of exercising control or management.
     Each Series may, notwithstanding any other fundamental investment restriction or policy, invest some or all of its assets in a single open-end investment company or series thereof with substantially the same fundamental investment objectives, restrictions and policies as the Series.
     In addition to the fundamental policies mentioned above, the Board of Trustees of the Trust has adopted the following non-fundamental policies with respect to the Funds which may be changed or amended by action of the Board of Trustees without approval of shareholders. Accordingly, the Trust may not, on the behalf of any Series:
(a) Invest in companies for the purpose of exercising control or management.
     (b) Invest more than 10% of a Series’ net assets in illiquid investments including repurchase agreements with a notice or demand period of more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act.

(c) Purchase additional securities if the Series’ borrowings, as permitted by the Series’ borrowing policy, exceed 5% of its net assets.
(d) Make short sales of securities, except short sales against the box.
     As money market funds, all of the Series must also comply, as a non-fundamental policy, with Rule 2a-7 under the Act (the “Rule”). While a detailed and technical rule, Rule 2a-7 has four basic requirements: portfolio maturity, portfolio quality, portfolio diversification and portfolio liquidity.
     Portfolio maturity. Rule 2a-7 requires that the maximum maturity (as determined in accordance with Rule 2a-7) of any security in a Series’ portfolio not exceed 13 months and a Series’ average portfolio maturity and average portfolio life not exceed 60 days or 120 days, respectively.
     Portfolio quality. A money market fund may only invest in First Tier and Second Tier securities (as defined in the Rule). Each Series, as a matter of non-fundamental policy, only invests in First Tier securities. Securities which are rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO are “First Tier securities.” Securities rated in the top two short-term rating categories by at least two NRSROs or by the only NRSRO which has assigned a rating, but which are not First Tier securities are “Second Tier securities.” Unrated securities may also be First Tier or Second Tier securities if they are of comparable quality as determined by the Investment Adviser. In accordance with certain rules, the rating of demand feature or guarantee of a security may be deemed to be the rating of the underlying security. NRSROs include Standard & Poor’s, Moody’s, Fitch and Dominion Bond Rating Service Limited. For a description of their rating categories, see Appendix A.
     Portfolio diversification. Each of the Prime Obligations, Government, Treasury Obligations, Money Market, Federal, Treasury Instruments and Tax-Free Funds may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government Securities, repurchase agreements collateralized by such securities, certain securities that are backed by escrowed U.S. Government Securities, and certain securities subject to a guarantee or unconditional demand feature). Each of such Series may, however, invest up to 25% of its total assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof. Subject to certain exceptions, immediately after the acquisition of any demand features or guarantees (i.e., generally, the right to sell the security at a price equal to its approximate amortized cost (for a demand feature) or principal amount (for a guarantee) plus accrued interest), with respect to 75% of the assets of a Series, no more than 10% of the Series’ total assets may be invested in securities issued by or subject to demand features or guarantees issued by the same issuer.
    Portfolio liquidity. Each Series is required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Series (except for the Tax-Free Fund): (i) must hold at least 10% of its total assets in “daily liquid assets” (consisting of cash, direct obligations of the U.S. Government and securities that will mature or are subject to a demand feature that is exercisable and payable within one business day); and (ii) must hold at least 30% of its total assets in “weekly liquid assets” (consisting of cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days). The Tax Free Fund must hold at least 30% of its total assets in “weekly liquid assets” (consisting of cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days). Each Series may not acquire an illiquid security if, after the purchase, more than 5% of the Series’ total assets would consist of illiquid securities.
     “Value” for the purposes of all investment restrictions means the value used in determining a Series’ net asset value. “U.S. Government Securities” shall mean securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.
     Although the fundamental policies mentioned above would allow the Series to borrow through reverse repurchase agreements, as of May 14, 2010, the Series do not engage in reverse repurchase transactions as a matter of non-fundamental policy.
TRUSTEES AND OFFICERS
     The Trust’s Leadership Structure
     The business and affairs of the Series are managed under the direction of the Board of Trustees (the “Board”), subject to the laws of the State of Delaware and the Trust’s Declaration of Trust. The Trustees are responsible for deciding matters of overall policy and reviewing the actions of the Trust’s service providers. The officers of the Trust conduct and supervise each Series’ daily business operations.
     Trustees who are not deemed to be “interested persons” of the Trust as defined in the Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Board is currently composed of six Independent Trustees and two Interested Trustees. The Board has selected an Independent Trustee to act as Chairman, whose duties include presiding at meetings of the Board and acting as a focal point to address significant issues that may arise between regularly scheduled Board and Committee meetings. In the performance of the Chairman’s duties, the Chairman will consult with the other Independent Trustees and the Series’ officers and legal counsel, as appropriate. The Chairman may perform other functions as requested by the Board from time to time.
     The Board meets as often as necessary to discharge its responsibilities. Currently, the Board conducts regular, in-person meetings at least six times a year, and holds special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. In addition, the Independent Trustees meet at least annually to review, among other things, investment management agreements, distribution (Rule 12b-1) and/or service plans and related agreements, transfer agency agreements and certain other agreements providing for the compensation of Goldman Sachs and/or its affiliates by the Series, and to consider such other matters as they deem appropriate.
     The Board has established six standing committees — Audit, Governance and Nominating, Compliance, Valuation, Dividend and Contract Review Committees. The Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board. For more information on the Committees, see the section “STANDING BOARD COMMITTEES,” below.
     The Trustees have determined that the Trust’s leadership structure is appropriate because it allows the Trustees to effectively perform their oversight responsibilities.

Trustees of the Trust
      Information pertaining to the Trustees of the Trust as of May 14, 2010 is set forth below.

Independent Trustees
		Term of		Number of
		Office and		Portfolios in
	Position(s)	Length of		Fund Complex
Name,	Held with the	Time	Principal Occupation(s)	Overseen by	Other Directorships
Address and Age[1]	Trust	Served[2]	During Past 5 Years	Trustee[3]	Held by Trustee[4]
Ashok N. Bakhru Age: 68	Chairman of the Board of Trustees	Since 1996 (Trustee Since 1991)	President, ABN Associates (July 1994—March 1996 and November 1998—Present); Director, Apollo Investment Corporation (a business development company) (October 2008-Present); Executive Vice President—Finance and Administration and Chief Financial Officer and Director, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996—November 1998); Director of Arkwright Mutual Insurance Company (1984—1999); Trustee of International House of Philadelphia (program center and residential community for students and professional trainees from the United States and foreign countries) (1989—2004); Member of Cornell University Council (1992—2004 and 2006—Present); Trustee of the Walnut Street Theater (1992—2004); Trustee, Scholarship America (1998—2005); Trustee, Institute for Higher Education Policy (2003—2008); Director, Private Equity Investors—III and IV (November 1998—2007), and Equity-Linked Investors II (April 2002—2007); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (2000—2003).	96	Apollo Investment Corporation (a business development company)

Chairman of the Board of Trustees—Goldman Sachs Mutual Fund Complex.

John P. Coblentz, Jr. Age: 69	Trustee	Since 2003	Partner, Deloitte & Touche LLP (June 1975—May 2003); Director, Emerging Markets Group, Ltd. (2004—2006); and Director, Elderhostel, Inc. (2006—Present).	96	None

Trustee—Goldman Sachs Mutual Fund Complex.

Independent Trustees
		Term of		Number of
		Office and		Portfolios in
	Position(s)	Length of		Fund Complex
Name,	Held with the	Time	Principal Occupation(s)	Overseen by	Other Directorships
Address and Age[1]	Trust	Served[2]	During Past 5 Years	Trustee[3]	Held by Trustee[4]
Diana M. Daniels Age: 60	Trustee	Since 2007	Ms. Daniels is retired (since January 2007). Formerly, she was Vice President, General Counsel and Secretary, The Washington Post Company (1991—2006). Ms. Daniels is Vice Chair of the Board of Trustees of Cornell University (2009—Present); Member, Advisory Board, Psychology Without Borders (international humanitarian aid organization) (since 2007), and former Member of the Legal Advisory Board, New York Stock Exchange (2003—2006) and of the Corporate Advisory Board, Standish Mellon Management Advisors (2006—2007).	96	None

			Trustee—Goldman Sachs Mutual Fund Complex.

Patrick T. Harker Age: 51	Trustee	Since 2000	President, University of Delaware (July 2007—Present); Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (February 2000—June 2007); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (July 1999—January 2000); and Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997—August 2000).	96	Pepco Holdings, Inc. (an energy delivery company)

			Trustee—Goldman Sachs Mutual Fund Complex.

Jessica Palmer Age: 61	Trustee	Since 2007	Ms. Palmer is retired. Formerly, she was Consultant, Citigroup Human Resources Department (2007-2008); Managing Director, Citigroup Corporate and Investment Banking (previously, Salomon Smith Barney/Salomon Brothers) (1984—2006). Ms. Palmer was a Member of the Board of Trustees of Indian Mountain School (private elementary and secondary school) (2004—2009).	96	None

			Trustee—Goldman Sachs Mutual Fund Complex.

Independent Trustees
		Term of		Number of
		Office and		Portfolios in
	Position(s)	Length of		Fund Complex
Name,	Held with the	Time	Principal Occupation(s)	Overseen by	Other Directorships
Address and Age[1]	Trust	Served[2]	During Past 5 Years	Trustee[3]	Held by Trustee[4]
Richard P. Strubel Age: 70	Trustee	Since 1987	Director, Cardean Learning Group (provider of educational services via the internet) (2003—2008); President, COO and Director, Cardean Learning Group (1999—2003); Director, Cantilever Technologies, Inc. (a private software company) (1999—2005); Audit Committee Chairman, The University of Chicago (2006-Present); Trustee, The University of Chicago (1987—Present); and Managing Director, Tandem Partners, Inc. (management services firm) (1990—1999).	96	Gildan Activewear Inc. (a clothing marketing and manufacturing company); The Northern Trust Mutual Fund Complex (58 Portfolios) (Chairman of the Board of Trustees).

Trustee—Goldman Sachs Mutual Fund Complex.

Interested Trustees
		Term of		Number of
		Office and		Portfolios in
	Position(s)	Length of		Fund Complex
Name,	Held with the	Time	Principal Occupation(s)	Overseen by	Other Directorships
Address and Age[1]	Trust	Served[2]	During Past 5 Years	Trustee[3]	Held by Trustee[4]
James McNamara* Age: 47	A. President and Trustee	Since 2007	Managing Director, Goldman Sachs (December 1998—Present); Director of Institutional Fund Sales, GSAM (April 1998—December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993—April 1998).	96	None

President—Goldman Sachs Mutual Fund Complex (November 2007—Present); Senior Vice President—Goldman Sachs Mutual Fund Complex (May 2007—November 2007); and Vice President—Goldman Sachs Mutual Fund Complex (2001—2007).

Trustee—Goldman Sachs Mutual Fund Complex (since November 2007 and December 2002—May 2004).

Alan A. Shuch* Age: 60	Trustee	Since 1990	Advisory Director—GSAM (May 1999—Present); Consultant to GSAM (December 1994—May 1999); and Limited Partner, Goldman Sachs (December 1994—May 1999).	96	None

Trustee—Goldman Sachs Mutual Fund Complex.

*	These persons are considered to be “Interested Trustees” because they hold positions with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. Each Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, 200 West Street, New York, New York, 10282, Attn: Peter V. Bonanno.

[2]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; (c) the conclusion of the first Board meeting held subsequent to the day the Trustee attains the age of 72 years (in accordance with the current resolutions of the Board of Trustees, which may be changed by the Trustees without shareholder vote); or (d) the termination of the Trust.

[3]	The Goldman Sachs Mutual Fund Complex consists of the Trust, Goldman Sachs Municipal Opportunity Fund, Goldman Sachs Credit Strategies Fund and Goldman Sachs Variable Insurance Trust. As of May 14, 2010, the Trust consisted of 83 portfolios, Goldman Sachs Variable Insurance Trust consisted of 11 portfolios, and the Goldman Sachs Municipal Opportunity Fund did not offer shares to the public.

[4]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.
          The significance or relevance of a Trustee’s particular experience, qualifications, attributes and/or skills is considered by the Board on an individual basis. Experience, qualifications, attributes and/or skills common to all Trustees include the ability to critically review, evaluate and discuss information provided to them and to interact effectively with the other Trustees and with representatives of the Investment Adviser and its affiliates, other service providers, legal counsel and the Series’ independent registered public accounting firm, the capacity to address financial and legal issues and exercise reasonable business judgment, and a commitment to the representation of the interests of the Series and their shareholders. The Governance and Nominating Committee’s charter contains certain other factors that are considered by the Governance and Nominating Committee in identifying and evaluating potential nominees to serve as Independent Trustees. Based on each Trustee’s experience, qualifications, attributes and/or skills, considered individually and with respect to the experience, qualifications attributes and/or skills of other Trustees, the Board has concluded that each Trustee should serve as a Trustee. Below is a brief discussion of the experience, qualifications, attributes and/or skills of each individual Trustee as of May 14, 2010 that led the Board to conclude that such individual should serve as a Trustee.
          Ashok N. Bakhru. Mr. Bakhru has served as a Trustee since 1991 and Chairman of the Board since 1996. Mr. Bakhru serves as President of ABN Associates, a management and financial consulting firm, and is a Director of Apollo Investment Corporation, a business development company. Previously, Mr. Bakhru was the Chief Financial Officer, Chief Administrative Officer and Director of Coty Inc., a multinational cosmetics, fragrance and personal care company. Previously, Mr. Bakhru held several senior management positions at Scott Paper Company, a major manufacturer of paper products, including Senior Vice President and Chief Financial Officer. Mr. Bakhru also serves on the Governing Council of the Independent Directors Council and the Board of Governors of the Investment Company Institute. He also serves on the Advisory Board of BoardIQ, an investment publication. In addition, Mr. Bakhru has served as Director of Equity-Linked Investments II and Private Equity Investors III and IV, which are private equity partnerships based in New York City. Mr. Bakhru was also a Director of Arkwright Mutual Insurance Company. Based on the foregoing, Mr. Bakhru is experienced with financial and investment matters.
          John P. Coblentz, Jr. Mr. Coblentz has served as Trustee since 2003. Mr. Coblentz has been designated as the Board’s “audit committee financial expert” given his extensive accounting and finance experience. Mr. Coblentz was a partner with Deloitte & Touche LLP for 28 years. While at Deloitte & Touche LLP, Mr. Coblentz was lead partner responsible for all auditing and accounting services to a variety of large, global companies, a significant portion of which operated in the financial services industry. Mr. Coblentz was also the national managing partner for the firm’s risk management function, a member of its Executive Committee and the first managing partner of the firm’s Financial Advisory Services practice, which brought together the firm’s mergers and acquisition services, forensic and dispute services, corporate finance, asset valuation and reorganization businesses under one management structure. He served as a member of the firm’s Board of Directors and a member of its Executive Committee. Mr. Coblentz also currently serves as a Director and chairman of the finance committee of Elderhostel, Inc., a not-for-profit organization. Based on the foregoing, Mr. Coblentz is experienced with accounting, financial and investment matters.
          Diana M. Daniels. Ms. Daniels has served as Trustee since 2007. Ms. Daniels also serves as Vice Chair of the Board of Trustees of Cornell University. Ms. Daniels held several senior management positions at The Washington Post Company, where she worked for 20 years. While at The Washington Post Company, Ms. Daniels served as Vice Present, General Counsel, Secretary to the Board of Directors and Secretary to the Audit Committee. Previously, Ms. Daniels served as Vice President and General Counsel of Newsweek, Inc. Ms. Daniels has also served as a member of the Corporate Advisory Board of Standish Mellon Management Advisors and of the Legal Advisory Board of New York Stock Exchange. Ms. Daniels is also a member of the American Law Institute and of the Advisory Council of the Inter-American Press Association. Based on the foregoing, Ms. Daniels is experienced with legal, financial and investment matters.
          Patrick T. Harker. Mr. Harker has served as Trustee since 2000. Mr. Harker is President of the University of Delaware and serves as a professor of business administration and as a professor of civil and environmental engineering. Mr. Harker also serves as a Director of Pepco Holdings, Inc. and is a founding member of the Board of Advisors for Decision Lens, Inc. Mr. Harker also served as Dean of The Wharton School, University of Pennsylvania and was a professor and chairman of the Department of Operations and Information Management. Based on the foregoing, Mr. Harker is experienced with financial and investment matters.
          Jessica Palmer. Ms. Palmer has served as Trustee since 2007. Ms. Palmer worked at Citigroup Corporate and Investment Banking (previously, Salomon Smith Barney/Salomon Brothers) for over 20 years, where she was a Managing Director. While at Citigroup Corporate and Investment Banking, Ms. Palmer was Head of Global Risk Management, Chair of the Global Commitment Committee, Co-Chair of International Investment Banking (New York) and Head of Fixed Income Capital Markets. Ms. Palmer was also a member of the Management Committee and Risk Management Operating Committee of Citigroup, Inc. Prior to that, Ms. Palmer was a Vice President at Goldman Sachs in its international corporate finance department. Ms. Palmer was also Assistant Vice President of the International Division at Wells Fargo Bank, N.A. Ms. Palmer is also member of the Board of Trustees of a private elementary and secondary school. Based on the foregoing, Ms. Palmer is experienced with financial and investment matters.
          Richard P. Strubel. Mr. Strubel has served as Trustee since 1987. Mr. Strubel also serves as Chairman of the Northern Funds, a family of retail and institutional mutual funds managed by The Northern Trust Company. He also serves on the board of Gildan Activewear Inc., which is listed on the New York Stock Exchange (“NYSE”). Mr. Strubel was Vice-Chairman of the Board of Cardean Learning Group (formerly known as Unext), and previously served as Unext’s President and Chief Operating Officer. Mr. Strubel was Managing Director of Tandem Partners, Inc., a privately-held management services firm, and served as President and Chief Executive Officer of Microdot, Inc. Previously, Mr. Strubel served as President of Northwest Industries, then a NYSE-listed company, a conglomerate with various operating entities located around the country. Before joining Northwest, Mr. Strubel was an associate and later managing principal of Fry Consultants, a management consulting firm based in Chicago. Mr. Strubel is also a Trustee of the University of Chicago, Chairman of its Audit Committee and is an adjunct professor at the University of Chicago Booth School of Business. Based on the foregoing, Mr. Strubel is experienced with financial and investment matters.
          James A. McNamara. Mr. McNamara has served as Trustee and President of the Trust since 2007 and has served as an officer of the Trust since 2001. Mr. McNamara is a Managing Director at Goldman Sachs. Mr. McNamara is currently head of Global Third Party Distribution at GSAM, where he was previously head of U.S. Third Party Distribution. Prior to that role, Mr. McNamara served as Director of Institutional Fund Sales. Prior to joining Goldman Sachs, Mr. McNamara was Vice President and Manager at Dreyfus Institutional Service Corporation. Based on the foregoing, Mr. McNamara is experienced with financial and investment matters.
          Alan A. Shuch. Mr. Shuch has served as a Trustee since 1990. Mr. Shuch is an Advisory Director to Goldman Sachs. Mr. Shuch serves on the Board of Trustees of a number of offshore funds managed by GSAM. He serves on GSAM’s Valuation and Brokerage Allocation Committees. Prior to retiring as a general partner of Goldman Sachs in 1994, Mr. Shuch was president and chief operating officer of GSAM which he founded in 1988. Mr. Shuch joined the Goldman Sachs Fixed Income Division in 1976. He was instrumental in building Goldman Sachs’ Corporate Bond Department and served as co-head of the Global Fixed Income Sales and the High Yield Bond and Preferred Stock Departments. He headed the Portfolio Restructuring and Fixed Income Quantitative and Credit Research Departments. Mr. Shuch also served on a variety of firm-wide committees including the International Executive, New Product and Strategic Planning Committees and was a member of the Stone Street/Bridge Street Private Equity Board. Mr. Shuch serves on Wharton’s Graduate Executive Board. Based on the foregoing, Mr. Shuch is experienced with financial and investment matters.

Officers of the Trust

Information pertaining to the officers of the Trust as of May 14, 2010 is set forth below.

Term of Office and
	Position(s) Held	Length of Time
Name, Age And Address	With the Trust	Served[1]	Principal Occupation(s) During Past 5 Years
James A. McNamara 200 West Street New York, NY 10282 Age: 47	Trustee and President	Since 2007	Managing Director, Goldman Sachs (December 1998—Present); Director of Institutional Fund Sales, GSAM (April 1998—December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993—April 1998).

President—Goldman Sachs Mutual Fund Complex (November 2007—Present); Senior Vice President—Goldman Sachs Mutual Fund Complex (May 2007—November 2007); and Vice President—Goldman Sachs Mutual Fund Complex (2001—2007).

Trustee—Goldman Sachs Mutual Fund Complex (since November 2007—Present and December 2002—May 2004).

Scott M. McHugh 200 West Street New York, NY 10282 Age: 38	Treasurer and Senior Vice President	Since 2009	Vice President, Goldman Sachs (February 2007—Present); Assistant Treasurer of certain mutual funds administered by DWS Scudder (2005—2007); and Director (2005-2007), Vice President (2000-2005), Assistant Vice President (1998-2000), Deutsche Asset Management or its predecessor (1998—2007).

Treasurer—Goldman Sachs Mutual Fund Complex (October 2009-Present); Senior Vice President—Goldman Sachs Mutual Fund Complex (November 2009-Present); and Assistant Treasurer—Goldman Sachs Mutual Fund Complex (May 2007-October 2009).

George F. Travers 30 Hudson Street Jersey City, NJ 07302 Age: 42	Senior Vice President and Principal Financial Officer	Since 2009	Managing Director, Goldman Sachs (2007-present); Managing Director, UBS Ag (2005-2007); and Partner, Deloitte & Touche LLP (1990-2005, partner from 2000-2005)

Senior Vice President and Principal Financial Officer—Goldman Sachs Mutual Fund Complex.

Philip V. Giuca, Jr. 30 Hudson Street Jersey City, NJ 07302 Age: 48	Assistant Treasurer	Since 1997	Vice President, Goldman Sachs (May 1992—Present). Assistant Treasurer — Goldman Sachs Mutual Fund Complex.

Peter Fortner 30 Hudson Street Jersey City, NJ 07302 Age: 52	Assistant Treasurer	Since 2000	Vice President, Goldman Sachs (July 2000—Present); Principal Financial Officer, Commerce Bank Mutual Fund Complex (2008-Present); Associate, Prudential Insurance Company of America (November 1985—June 2000); and Assistant Treasurer, certain closed-end funds administered by Prudential (1999—2000).

Assistant Treasurer—Goldman Sachs Mutual Fund Complex.

Kenneth G. Curran 30 Hudson Street Jersey City, NJ 07302 Age: 46	Assistant Treasurer	Since 2001	Vice President, Goldman Sachs (November 1998—Present); and Senior Tax Manager, KPMG Peat Marwick (accountants) (August 1995—October 1998). Assistant Treasurer—Goldman Sachs Mutual Fund Complex.

Term of Office and
	Position(s) Held	Length of Time
Name, Age And Address	With the Trust	Served[1]	Principal Occupation(s) During Past 5 Years
James A. Fitzpatrick 71 South Wacker Drive Chicago, IL 60606 Age: 50	Vice President	Since 1997	Managing Director, Goldman Sachs (October 1999—Present); and Vice President of GSAM (April 1997—December 1999). Vice President—Goldman Sachs Mutual Fund Complex.

Jesse Cole 71 South Wacker Drive Chicago, IL 60606 Age: 46	Vice President	Since 1998	Managing Director, Goldman Sachs (December 2006—Present); Vice President, GSAM (June 1998—Present); and Vice President, AIM Management Group, Inc. (investment adviser) (April 1996—June 1998).

Vice President—Goldman Sachs Mutual Fund Complex.

Kerry K. Daniels 30 Hudson Street Jersey City, NJ 07302 Age: 47	Vice President	Since 2000	Manager, Financial Control — Shareholder Services, Goldman Sachs (1986—Present). Vice President—Goldman Sachs Mutual Fund Complex.

Mark Hancock 30 Hudson Street Jersey City, NJ 07302 Age: 42	Vice President	Since 2007	Managing Director, Goldman Sachs (November 2005—Present); Vice President, Goldman Sachs (August 2000—November 2005); Senior Vice President—Dreyfus Service Corp (1999—2000); and Vice President—Dreyfus Service Corp (1996—1999).

Vice President—Goldman Sachs Mutual Fund Complex.

Jeffrey D. Matthes 30 Hudson Street Jersey City, NJ 07302 Age: 40	Vice President	Since 2007	Vice President, Goldman Sachs (December 2004—Present); and Associate, Goldman Sachs (December 2002—December 2004). Vice President—Goldman Sachs Mutual Fund Complex.

Carlos W. Samuels 30 Hudson Street Jersey City, NJ 07302 Age: 35	Vice President	Since 2007	Vice President, Goldman Sachs (December 2007—Present); Associate, Goldman Sachs (December 2005—December 2007); Analyst, Goldman Sachs (January 2004—December 2005).

Vice President—Goldman Sachs Mutual Fund Complex.

Term of Office and
	Position(s) Held	Length of Time
Name, Age And Address	With the Trust	Served[1]	Principal Occupation(s) During Past 5 Years
Miriam Cytryn 200 West Street New York, NY 10282 Age: 51	Vice President	Since 2008	Vice President, GSAM (2008-Present); Vice President of Divisional Management, Investment Management Division (2007-2008); Vice President and Chief of Staff, GSAM US Distribution (2003-2007); and Vice President of Employee Relations, Goldman Sachs (1996-2003).

Vice President—Goldman Sachs Mutual Fund Complex.

Glen Casey 200 West Street New York, NY 10282 Age: 45	Vice President	Since 2008	Managing Director, Goldman Sachs (2007-Present); and Vice President, Goldman Sachs (1997-2007). Vice President—Goldman Sachs Mutual Fund Complex.

Peter V. Bonanno 200 West Street New York, NY 10282 Age: 42	Secretary	Since 2003	Managing Director, Goldman Sachs (December 2006—Present); Associate General Counsel, Goldman Sachs (2002—Present); Vice President, Goldman Sachs (1999—2006); and Assistant General Counsel, Goldman Sachs (1999-2002).

Secretary—Goldman Sachs Mutual Fund Complex (2006—Present); and Assistant Secretary—Goldman Sachs Mutual Fund Complex (2003—2006).

David A. Fishman 200 West Street New York, NY 10282 Age: 45	Assistant Secretary	Since 2001	Managing Director, Goldman Sachs (December 2001—Present); and Vice President, Goldman Sachs (1997—December 2001). Assistant Secretary—Goldman Sachs Mutual Fund Complex.

Danny Burke 200 West Street New York, NY 10282 Age: 47	Assistant Secretary	Since 2001	Vice President, Goldman Sachs (1987—Present). Assistant Secretary—Goldman Sachs Mutual Fund Complex.

George Djurasovic 200 West Street New York, NY 10282 Age: 38	Assistant Secretary	Since 2007	Vice President, Goldman Sachs (2005—Present); Associate General Counsel, Goldman Sachs (2006—Present); Assistant General Counsel, Goldman Sachs (2005—2006); Senior Counsel, TIAA — CREF (2004—2005); and Counsel, TIAA — CREF (2000—2004).

Assistant Secretary—Goldman Sachs Mutual Fund Complex.

Patricia Meyer 200 West Street New York, NY 10282 Age: 36	Assistant Secretary	Since 2007	Vice President, Goldman Sachs (September 2006—Present); Associate General Counsel, Goldman Sachs (2009-Present); Assistant General Counsel, Goldman Sachs (September 2006 — December 2008); and Associate, Simpson Thacher & Bartlett LLP (2000—2006).

Assistant Secretary—Goldman Sachs Mutual Fund Complex.

Term of Office and
	Position(s) Held	Length of Time
Name, Age And Address	With the Trust	Served[1]	Principal Occupation(s) During Past 5 Years
Mark T. Robertson 200 West Street New York, NY 10282 Age: 33	Assistant Secretary	Since 2007	Vice President, Goldman Sachs (April 2007—Present); Assistant General Counsel, Goldman Sachs (April 2007—Present); Associate, Fried, Frank, Harris, Shriver & Jacobson LLP (2004—2007); and Solicitor, Corrs Chambers Westgarth (2002—2003).

Assistant Secretary—Goldman Sachs Mutual Fund Complex.

Deborah Farrell 200 West Street New York, NY 10282 Age: 38	Assistant Secretary	Since 2007	Vice President, Goldman Sachs (2005—Present); Associate, Goldman Sachs (2001—2005); and Analyst, Goldman Sachs (1994—2005). Assistant Secretary—Goldman Sachs Mutual Fund Complex.

Patrick O’Callaghan 200 West Street New York, NY 10282 Age: 38	Assistant Secretary	Since 2009	Vice President, Goldman Sachs (2000-Present); Associate, Goldman Sachs (1998-2000); Analyst, Goldman Sachs (1995-1998). Assistant Secretary—Goldman Sachs Mutual Fund Complex.

James McCarthy 200 West Street New York, NY 10282 Age: 45	Assistant Secretary	Since 2009	Managing Director, Goldman Sachs (2003-Present); Vice President, Goldman Sachs (1996-2003); Portfolio Manager, Goldman Sachs (1995-1996). Assistant Secretary—Goldman Sachs Mutual Fund Complex.

[1]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
Standing Board Committees
     The Audit Committee oversees the audit process and provides assistance to the Board with respect to fund accounting, tax compliance and financial statement matters. In performing its responsibilities, the Audit Committee selects and recommends annually to the Board, an independent registered public accounting firm to audit the books and records of the Trust for the ensuing year, and reviews with the firm the scope and results of each audit. All of the Independent Trustees serve on the Audit Committee. The Audit Committee held three meetings during the fiscal period January 1, 2009 through August 31, 2009.
     The Governance and Nominating Committee has been established to: (i) assist the Board in matters involving mutual fund governance, which includes making recommendations to the Board with respect to the effectiveness of the Board in carrying out its responsibilities in governing the Funds and overseeing their management; (ii) select and nominate candidates for appointment or election to serve as Independent Trustees; and (iii) advise the Board on ways to improve its effectiveness. All of the Independent Trustees serve on the Governance and Nominating Committee. The Governance and Nominating Committee held one meeting during the fiscal period January 1, 2009 through August 31, 2009. As stated above, each Trustee holds office for an indefinite term until the occurrence of certain events. In filling Board vacancies, the Governance and Nominating Committee will consider nominees recommended by shareholders. Nominee recommendations should be submitted to the Trust at its mailing address stated in the Series’ Prospectuses and should be directed to the attention of the Goldman Sachs Trust Governance and Nominating Committee.

     The Compliance Committee has been established for the purpose of overseeing the compliance processes: (i) of the Series; and (ii) insofar as they relate to services provided to the Series, of the Series’ investment adviser, distributor, administrator (if any), and transfer agent, except that compliance processes relating to the accounting and financial reporting processes, and certain related matters, are overseen by the Audit Committee. In addition, the Compliance Committee provides assistance to the Board with respect to compliance matters. The Compliance Committee met two times during the fiscal period January 1, 2009 through August 31, 2009. All of the Independent Trustees serve on the Compliance Committee.
     The Valuation Committee is authorized to act for the Board in connection with the valuation of portfolio securities held by the Series in accordance with the Trust’s Valuation Procedures. Messrs. McNamara and Shuch serve on the Valuation Committee, together with certain employees of GSAM who are not Trustees. The Valuation Committee met eight times during the fiscal period January 1, 2009 through August 31, 2009. The Valuation Committee reports periodically to the Board.
     The Dividend Committee is authorized, subject to the ratification of Trustees who are not members of the committee, to declare dividends and capital gain distributions consistent with each Series’ Prospectus. Messrs. McNamara and McHugh serve on the Dividend Committee. The Dividend Committee met eight times during the fiscal period January 1, 2009 through August 31, 2009.
     The Contract Review Committee has been established for the purpose of overseeing the processes of the Board for reviewing and monitoring performance under the Series’ investment management, distribution, transfer agency and certain other agreements with the Series’ Investment Adviser and its affiliates. The Contract Review Committee is also responsible for overseeing the Board’s processes for considering and reviewing performance under the operation of the Series’ distribution, service, shareholder administration and other plans, and any agreements related to the plans, whether or not such plans and agreements are adopted pursuant to Rule 12b-1 under the Act. The Contract Review Committee also provides appropriate assistance to the Board in connection with the Board’s approval, oversight and review of the Series’ other service providers including, without limitation, the Series’ custodian/accounting agent, sub-transfer agents, professional (legal and accounting) firms and printing firms. The Contract Review Committee met two times during the fiscal period January 1, 2009 through August 31, 2009. All of the Independent Trustees serve on the Contract Review Committee.
Risk Oversight
     The Board is responsible for the oversight of the activities of the Series, including oversight of risk management. Day-to-day risk management with respect to the Series is the responsibility of GSAM or other service providers (depending on the nature of the risk), subject to supervision by GSAM. The risks of the Series include, but are not limited to, investment risk, compliance risk, operational risk, reputational risk, credit risk and counterparty risk. Each of GSAM and the other service providers have their own independent interest in risk management and their policies and methods of risk management may differ from the Series and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result, the Board recognizes that it is not possible to identify all of the risks that may affect the Series or to develop processes and controls to eliminate or mitigate their occurrence or effects, and that some risks are simply beyond the control of the Series or GSAM, its affiliates or other service providers.
     The Board effectuates its oversight role primarily through regular and special meetings of the Board and Board committees. In certain cases, risk management issues are specifically addressed in presentations and discussions. For example, GSAM has an independent dedicated Market Risk Group that assists GSAM in managing investment risk. Representatives from the Market Risk Group regularly meet with the Board to discuss their analysis and methodologies. In addition, investment risk is discussed in the context of regular presentations to the Board on Series strategy and performance. Other types of risk are addressed as part of presentations on related topics (e.g. compliance policies) or in the context of presentations focused specifically on one or more risks. The Board also receives reports from GSAM management on operational risks, reputational risks and counterparty risks relating to the Series.
     Board oversight of risk management is also performed by various Board committees. For example, the Audit Committee meets with both the Series’ independent registered public accounting firm and the GSAM’s internal audit group to review risk controls in place that support the Series as well as test results, and the Compliance Committee meets with the CCO and representatives of GSAM’s compliance group to review testing results of the Series’ compliance policies and procedures and other compliance issues. Board oversight of risk is also performed as needed between meetings through communications between the GSAM and the Board. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight. The Board’s oversight role does not make the Board a guarantor of the Series’ investments or activities.
Trustee Ownership of Series Shares
     The following table shows the dollar range of shares beneficially owned by each Trustee in the Series and other portfolios of the Trust and Goldman Sachs Variable Insurance Trust as of December 31, 2009.

Aggregate Dollar Range of
Equity Securities in All
Portfolios in Fund Complex
Name of Trustee	Dollar Range of Equity Securities in the Series[1]	Overseen By Trustee[2]
Ashok N. Bakhru	None	Over $100,000
John P. Coblentz, Jr.	None	Over $100,000
Diana M. Daniels	None	Over $100,000
Patrick T. Harker	None	Over $100,000
James A. McNamara	Money Market Fund: Over $ 100,000 Federal Fund: Over $ 100,000	Over $100,000
Jessica Palmer	None	Over $100,000
Richard P. Strubel	None	Over $100,000
Alan A. Shuch	Money Market Fund: $ 10,000 – $ 50,000 Federal Fund: Over $100,000	Over $100,000

1	Includes the value of shares beneficially owned by each Trustee in each Series described in this SAI.

2	As of December 31, 2009, the Goldman Sachs Mutual Fund Complex consisted of the Trust, Goldman Sachs Municipal Opportunity Fund and Goldman Sachs Variable Insurance Trust. The Trust consisted of 83 portfolios (of which 82 offered shares to the public), the Goldman Sachs Variable Insurance Trust consisted of 11 portfolios and the Goldman Sachs Municipal Opportunity Fund did not offer shares to the public.
     As of May 14, 2010, the Trustees and Officers of the Trust as a group owned less than 1% of the outstanding shares of beneficial interest of each Series.
Board Compensation
     The Trust pays each Independent Trustee an annual fee for his or her services as a Trustee of the Trust, plus an additional fee for each regular and special telephonic Board meeting, Governance and Nominating Committee meeting, Compliance Committee meeting, Contract

Review Committee meeting, and Audit Committee meeting attended by such Trustee. The Independent Trustees are also reimbursed for travel expenses incurred in connection with attending such meetings. The Trust may also pay the incidental costs of a Trustee to attend training or other types of conferences relating to the investment company industry.
     The following tables set forth certain information with respect to the compensation of each Trustee of the Trust for the fiscal period January 1, 2009 through August 31, 2009:
Trustee Compensation†

	Prime		Treasury	Treasury
	Obligations	Money Market	Obligations	Instruments	Government
Name of Trustee	Fund	Fund	Fund	Fund	Fund	Federal Fund	Tax-Free Fund

Ashok N. Bakhru[1]	$2,403	$2,403	$2,403	$2,403	$2,403	$2,403	$2,403
John P. Coblentz, Jr. [2]	1,826	1,826	1,826	1,826	1,826	1,826	1,826
Diana M. Daniels	1,595	1,595	1,595	1,595	1,595	1,595	1,595
Patrick T. Harker	1,595	1,595	1,595	1,595	1,595	1,595	1,595
James A. McNamara[3]	0	0	0	0	0	0	0
Jessica Palmer	1,595	1,595	1,595	1,595	1,595	1,595	1,595
Alan A. Shuch[3]	0	0	0	0	0	0	0
Richard P. Strubel	1,595	1,595	1,595	1,595	1,595	1,595	1,595

	Aggregate	Pension or Retirement	Total Compensation From
	Compensation	Benefits Accrued as Part of	Fund Complex
Name of Trustee	from the Series	the Trust’s Expenses	(including the Series)*

Ashok N. Bakhru[1]	$16,823	$0	$222,000
John P. Coblentz, Jr. [2]	12,782	0	168,667
Diana M. Daniels	11,165	0	147,333
Patrick T. Harker	11,165	0	147,333
James A. McNamara[3]	0	0	0
Jessica Palmer	11,165	0	147,333
Alan A. Shuch[3]	0	0	0
Richard P. Strubel	11,165	0	147,333

†	Each Series changed its fiscal year end from December 31 to August 31. Accordingly, the figures in this table reflect amounts for the 8-month period ended August 31, 2009.

*	Represents fees paid to each Trustee during the fiscal period January 1, 2009 through August 31, 2009 from the Goldman Sachs Mutual Fund Complex. The Goldman Sachs Mutual Fund Complex consists of the Trust, Goldman Sachs Municipal Opportunity Fund, Goldman Sachs Credit Strategies Fund and Goldman Sachs Variable Insurance Trust. As of August 31, 2009, the Trust consisted of 81 portfolios and the Goldman Sachs Variable Insurance Trust consisted of 11 portfolios. The Goldman Sachs Municipal Opportunity Fund does not currently offer shares to the public.

[1]	Includes compensation as Board Chairman.

[2]	Includes compensation as “audit committee financial expert,” as defined in Item 3 of Form N-CSR.

[3]	Messrs. McNamara and Shuch are Interested Trustees, and as such, receive no compensation from the Series or the Goldman Sachs Mutual Fund Complex.
Code of Ethics
     The Trust, its Investment Advisers and principal underwriter have adopted codes of ethics under Rule 17j-1 of the Act that permit personnel subject to their particular codes of ethics to invest in securities, including securities that may be purchased or held by the Series.
MANAGEMENT SERVICES
     As stated in the Series’ Prospectuses, GSAM, 200 West Street, New York, NY 10282, serves as Investment Adviser to the Series. GSAM is a subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs. Prior to the end of April 2003, Goldman Sachs Asset Management, a business unit of the Investment Management Division (“IMD”) of Goldman Sachs, served as the Series’ investment adviser. On or about April 26, 2003, GSAM assumed Goldman Sachs Asset Management’s investment advisory responsibilities for those Series. See “Service Providers” in the Series’ Prospectuses for a description of the Investment Adviser’s duties to the Series.
     Founded in 1869, Goldman Sachs Group, Inc. is a bank holding company and a leading global investment banking, securities and investment management firm. Goldman Sachs is a leader in developing portfolio strategies and in many fields of investing and financing, participating in financial markets worldwide and serving individuals, institutions, corporations and governments. Goldman Sachs is also among the principal market sources for current and thorough information on companies, industrial sectors, markets, economies and currencies, and trades and makes markets in a wide range of equity and debt securities 24 hours a day. The firm is headquartered in New York with offices in countries throughout the world. It has trading professionals throughout the United States, as well as in London, Frankfurt, Tokyo, Seoul, Sao Paulo and other major financial centers around the world. The active participation of Goldman Sachs in the world’s financial markets enhances its ability to identify attractive investments. Goldman Sachs has agreed to permit the Series to use the name “Goldman Sachs” or a derivative thereof as part of each Series’ name for as long as each Series’ Management Agreement is in effect.
     The Investment Adviser is able to draw on the substantial research and market expertise of Goldman Sachs, whose investment research effort is one of the largest in the industry. The Global Investment Research Department covers approximately 3,000 equity securities, 350 fixed income securities and 25 stock markets in more than 50 economies and regions. The in-depth information and analyses generated by Goldman Sachs’ research analysts are available to the Investment Adviser subject to Chinese Wall restrictions.
     In addition, many of Goldman Sachs’ economists, securities analysts, portfolio strategists and credit analysts have consistently been highly ranked in respected industry surveys conducted in the United States and abroad. Goldman Sachs is also among the leading investment firms using quantitative analytics (now used by a growing number of investors) to structure and evaluate portfolios. For example, Goldman Sachs’ options evaluation model analyzes a security’s term, coupon and call option, providing an overall analysis of the security’s value relative to its interest risk.
     In managing the Goldman Sachs Money Market Funds, GSAM will draw upon the Goldman Sachs Credit Department. The Credit Department provides credit risk management for our portfolios through a team of professionals who contribute a combination of industry analysis, fund-specific expertise and global capacity (through their local presence in foreign markets). The Credit Department continuously monitors all issuers approved for investment by the money market funds by monitoring news stories, business developments, financial information and ratings, as well as occasional discussion with issuer management and rating agency analysts. The Credit Department receives rating agency reports and rating change information electronically and via fax as well as reports from Goldman’s Research Department. Specifically with respect to managing the Tax-Free Fund, GSAM will draw upon the extensive research generated by Goldman Sachs’ Municipal Credit Group. The Credit Group’s research team continually reviews current information regarding the issuers of municipal and other tax-exempt securities, with particular focus on long-term creditworthiness, short-term liquidity, debt service costs, liability structures, and administrative and economic characteristics.
     The Management Agreement provides that GSAM, in its capacity as Investment Adviser, may render similar services to others so long as the services under the Management Agreements are not impaired thereby. The Series’ Management Agreement was approved by the Trustees of the Trust, including a majority of the Trustees of the Trust who are not parties to such agreements or “interested persons” (as such term is defined in the Act) of any party thereto (the “non-interested Trustees”) on June 17, 2009 with respect to each of the Series. A discussion regarding the Trustees’ basis for approving the Management Agreement in 2009 is available in the Series’ annual reports for the fiscal period January 1, 2009 through August 31, 2009.
     The Management Agreement will remain in effect until June 30, 2010 and will continue in effect with respect to the applicable Series from year to year thereafter provided such continuance is specifically approved at least annually by (i) the vote of a majority of the outstanding voting securities of such Series or a majority of the Trustees of the Trust, and (ii) the vote of a majority of the non-interested Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such approval.
     The Management Agreement will terminate automatically if assigned (as defined in the Act). The Management Agreement is also terminable at any time without penalty by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the applicable Series on 60 days written notice to the Investment Adviser or by the Investment Adviser on 60 days written notice to the Trust.
     Pursuant to the Management Agreement, the Investment Adviser is entitled to receive a fee from the Trust, computed daily and paid monthly, at an annual rate of 0 0.205% of each Fund’s average daily net assets.
     For the fiscal period January 1, 2009 through August 31, 2009 and fiscal years ended December 31, 2008, December 31, 2007 and December 31, 2006 the amounts of fees incurred by each Fund under the Management Agreement were as follows (with and without the fee waivers that were then in effect):

	2009†		2008		2007		2006
	With Fee	Without Fee	With Fee	Without Fee	With Fee	Without Fee	With Fee	Without Fee
Fund	Waiver*	Waiver	Waiver*	Waiver	Waiver*	Waiver	Waiver*	Waiver

Prime Obligations Fund	$36,909,911	$47,290,828	$78,362,426	$102,032,819	$56,193,165	$74,319,993	$44,743,993	$59,175,952
Money Market Fund	24,821,628	31,802,714	36,941,002	48,052,598	28,621,988	37,854,074	21,819,565	28,857,753
Treasury Obligations Fund	27,920,238	31,798,050	28,908,207	33,269,308	17,949,015	21,025,988	10,254,655	12,012,594
Treasury Instruments Fund	32,771,547	37,323,153	42,010,815	48,051,508	9,524,568	11,157,353	4,730,022	5,541,161
Government Fund	69,882,141	89,536,494	42,097,106	54,364,217	13,273,331	17,555,051	7,025,850	9,291,929
Federal Fund	35,644,862	40,595,539	39,033,778	44,896,438	19,783,623	23,175,101	14,628,615	17,136,378
Tax-Free Money Market Fund	11,249,531	14,413,638	18,285,463	23,726,135	14,172,324	18,744,042	12,537,017	16,581,216

†	Each Series changed its fiscal year end from December 31 to August 31. Accordingly, the figures in this table reflect amounts for the 8-month period ended August 31, 2009 and fiscal years ended December 31, 2008, December 31, 2007 and December 31, 2006.

*	Effective July 1, 2008, GSAM has voluntarily agreed to reduce its waiver of its Management Fee equal annually to 0.045% of the average daily net assets of Prime Obligations Fund, Money Market Fund, Government Fund and Tax-Free Fund and 0.025% of the average daily net assets of Treasury Obligations Fund, Treasury Instruments Fund and Federal Fund. Prior to July 1, 2008, GSAM had voluntarily waived a portion of its Management Fee equal annually to 0.05% of the average daily net assets of Prime Obligations Fund, Money Market Fund, Government Fund and Tax-Free Fund and 0.03% of the average daily net assets of the Treasury Obligations Fund, Treasury Instruments Fund and Federal Fund.
     In addition to providing advisory services, under the Management Agreement, the Investment Adviser also: (i) supervises all non-advisory operations of each Series that it advises; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Series; (iii) arranges for, at each Series’ expense: (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Series’ records; and (v) provides office space and all necessary office equipment and services.
     The Management Agreement provides that GSAM shall not be liable to a Series for any error of judgment by GSAM or for any loss sustained by a Series except in the case of GSAM’s willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreement also provides that it shall terminate automatically if assigned and that it may be terminated with respect to any particular Series without penalty by vote of a majority of the Trustees or a majority of the outstanding voting securities of that Series on 60 days’ written notice to GSAM or by GSAM without penalty at any time on 90 days’ (60 days with respect to a Fund) written notice to the Trust.
The Distributor and Transfer Agent
     Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor of shares of the Series pursuant to a “best efforts” arrangement as provided by a distribution agreement with the Trust on behalf of each Series. Shares of the Series are offered and sold on a continuous basis by Goldman Sachs, acting as agent. Pursuant to the distribution agreement, after the Prospectuses and periodic reports have been prepared, set in type and mailed to shareholders, Goldman Sachs will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors. Goldman Sachs will also pay for other supplementary sales literature and advertising costs. Goldman Sachs may enter into sales agreements with certain investment dealers and other financial service firms (“Authorized Dealers”) to solicit subscriptions for FST Class B (subject to the limitations described herein) and FST Class C Shares of the Prime Obligations Fund.
     The Distribution Agreement between Goldman Sachs and the Trust was most recently approved by the Trustees on June 17, 2009. Because the FST Class B Shares and FST Class C Shares of the Prime Obligations Fund have not yet commenced operations as of May 14,

2010, Goldman Sachs did not retain any commissions on redemptions of FST Class B and FST Class C Shares during the fiscal period January 1, 2009 through August 31, 2009.
     Goldman Sachs, 71 South Wacker Drive, Chicago, IL 60606 serves as the Trust’s transfer agent. Under its transfer agency agreement with the Trust, Goldman Sachs has undertaken with the Trust to (i) record the issuance, transfer and redemption of shares, (ii) provide purchase and redemption confirmations and quarterly statements, as well as certain other statements, (iii) provide certain information to the Trust’s custodian and the relevant sub-custodian in connection with redemptions, (iv) provide dividend crediting and certain disbursing agent services, (v) maintain shareholder accounts, (vi) provide certain state Blue Sky and other information, (vii) provide shareholders and certain regulatory authorities with tax-related information, (viii) respond to shareholder inquiries, and (ix) render certain other miscellaneous services. For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of the average daily net assets with respect to each class of each Fund. Goldman Sachs may pay to certain intermediaries who perform transfer agent services to shareholders a networking or sub-transfer agent fee. These payments will be made from the transfer agency fees noted above and in the Series’ Prospectuses.
     As compensation for services rendered to the Trust by Goldman Sachs as transfer agent and the assumption by Goldman Sachs of the expenses related thereto, Goldman Sachs received fees for the fiscal period January 1, 2009 through August 31, 2009 and fiscal years ended December 31, 2008, December 31, 2007 and December 31, 2006, from each Fund as follows under the fee schedules then in effect:

Fund	2009†	2008	2007	2006

Prime Obligations
FST Shares	$1,815,353	$5,216,476	$4,052,696	$3,166,622
Administration Shares	285,332	601,295	74,469	607,808
Service Shares	72,926	222,074	265,869	218,048
Preferred Shares	83,136	204,404	184,820	247,046
Select Shares	5,508	37,003	56,383	24,544
Capital Shares	44,603	118,708	103,811	65,996
Cash Management Shares*	0	0	0	0
Premier Shares*	0	0	0	0
Resource Shares*	0	0	0	0
Class B Shares*	0	0	0	0
Class C Shares*	0	0	0	0
Money Market
FST Shares	$1,423,765	$2,752,348	$2,540,118	$1,909,269
Administration Shares	81,227	106,094	102,381	109,979
Service Shares	33,648	88,127	90,341	59,757
Preferred Shares	6,242	17,370	15,493	12,414
Select Shares	2,403	11,692	18,807	16,715
Capital Shares	4,060	5,069	2,730	3,437
Cash Management Shares*	0	0	0	0
Premier Shares*	0	0	0	0
Resource Shares*	0	0	0	0
Treasury Obligations
FST Shares	$1,214,351	$1,425,758	$830,477	$271,054
Administration Shares	196,734	333,014	416,967	323,889
Service Shares	76,556	194,752	235,765	176,588
Preferred Shares	20,045	30,511	25,292	105,808
Select Shares	15,866	1,720	149	156
Capital Shares	27,563	37,177	29,837	1,475
Cash Management Shares*	0	0	0	0
Premier Shares*	0	0	0	0
Resource Shares*	0	0	0	0
Treasury Instruments
FST Shares	$1,614,450	$2,244,058	$586,845	$237,850
Administration Shares	132,501	360,379	153,901	115,772
Service Shares	28,433	83,344	44,180	27,860

Fund	2009†	2008	2007	2006

Preferred Shares	20,824	50,861	24,204	20,446
Select Shares	12,103	6,819	5,200	1,863
Capital Shares	5,126	11,384	2,062	1,640
Cash Management Shares*	0	0	0	0
Premier Shares*	0	0	0	0
Resource Shares*	0	0	0	0
Government
FST Shares	$3,811,019	$2,505,797	$854,814	$378,517
Administration Shares	255,493	302,522	211,826	173,501
Service Shares	43,133	59,790	63,019	49,133
Preferred Shares	56,635	90,893	62,042	44,458
Select Shares	122,105	112,426	30,813	12,695
Capital Shares	79,215	92,841	62,002	21,617
Cash Management Shares*	0	0	0	0
Premier Shares*	0	0	0	0
Resource Shares*	0	0	0	0
Federal
FST Shares	$1,773,172	$2,403,891	$1,465,883	$1,035,893
Administration Shares	79,265	116,940	98,685	110,474
Service Shares	74,773	129,620	105,430	85,800
Preferred Shares	37,026	46,607	24,881	21,169
Select Shares	7,594	6,734	—	0
Capital Shares	8,430	2,848	860	545
Cash Management Shares*	0	0	0	0
Premier Shares*	0	0	0	0
Resource Shares*	0	0	0	0
Tax-Free Money Market
FST Shares	$642,652	$1,254,561	$1,185,080	$1,033,388
Administration Shares	27,163	86,566	86,657	49,846
Service Shares	10,861	39,426	36,732	22,685
Preferred Shares	3,565	20,169	23,782	50,216
Select Shares	4,214	6,441	8,982	16,384
Capital Shares	14,637	36,265	30,282	40,742
Cash Management Shares*	0	0	0	0
Premier Shares*	0	0	0	0
Resource Shares*	0	0	0	0

†	Each Series changed its fiscal year end from December 31 to August 31. Accordingly, the figures in this table reflect amounts for the 8-month period ended August 31, 2009 and fiscal years ended December 31, 2008, December 31, 2007 and December 31, 2006.

*	As of May 14, 2010, Cash Management Shares, Premier Shares, Resource Shares, Class B and Class C Shares have not commenced operations.
     The Trust’s distribution and transfer agency agreements each provide that Goldman Sachs may render similar services to others so long as the services Goldman Sachs provides thereunder are not impaired thereby. Such agreements also provide that the Trust will indemnify Goldman Sachs against certain liabilities.
Expenses
     The Trust, on behalf of each Series, is responsible for the payment of each Series’ respective expenses. The expenses include, without limitation, the fees payable to the Investment Adviser, distribution fees payable to Goldman Sachs (as applicable), service fees and shareholder administration fees paid to Service Organizations, the fees and expenses of the Trust’s custodian and subcustodians, transfer agent fees and expenses, pricing service fees and expenses, brokerage fees and commissions, filing fees for the registration or qualification of the Trust’s shares under federal or state securities laws, expenses of the organization of the Series, fees and expenses incurred by the Trust in connection with membership in investment company organizations including, but not limited to, the Investment Company Institute, taxes, interest, costs of liability insurance, fidelity bonds or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Trust for violation of any law, legal, tax and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of Goldman Sachs or its affiliates with respect to the Trust), expenses of preparing and setting in type Prospectuses, SAIs, proxy material, reports and notices and the printing and distributing of the same to the Trust’s shareholders and regulatory authorities, any expenses assumed by a Series pursuant to its Distribution and Service Plans, compensation and expenses of its “non-interested” Trustees, the fees and expenses of pricing services, dividend expenses on short sales and extraordinary expenses, if any, incurred by the Trust. Except for fees and expenses under any service plan, shareholder administration plan or distribution and service plans applicable to a particular class and transfer agency fees and expenses, all Series expenses are borne on a non-class specific basis.
     The imposition of the Investment Adviser’s fees, as well as other operating expenses, will have the effect of reducing the total return to investors. From time to time, the Investment Adviser may waive receipt of its fees and/or voluntarily assume certain expenses of a Series, which would have the effect of lowering that Series’ overall expense ratio and increasing total return to investors at the time such amounts are waived or assumed, as the case may be.
     For the Funds, as of May 14, 2010, the Investment Adviser has voluntarily agreed to reduce or limit certain “Other Expenses” (excluding management fees, transfer agency fees and expenses, distribution and service fees, FST Premier Administration fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting costs and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annualized basis, 0.014% each Fund’s average daily net assets.
     For the fiscal period January 1, 2009 through August 31, 2009 and fiscal years ended December 31, 2008, December 31, 2007 and December 31, 2006, the amounts of certain “Other Expenses” of each Fund were reduced or otherwise limited as follows under the expense limitations with the Funds that were then in effect:

Fund	2009†	2008	2007	2006

Prime Obligations Fund	$28,318	$—	$—	$—
Money Market Fund	98,175	—	—	—
Treasury Obligations Fund	18,183	—	106,764	83,423
Treasury Instruments Fund	19,385	—	246,433	199,246
Government Fund	98,175	—	86,570	66,547
Federal Fund	23,293	—	—	—
Tax-Free Fund	25,904	367,270	133,408	3,835

†	Each Series changed its fiscal year end from December 31 to August 31. Accordingly, the figures in this table reflect amounts for the 8-month period ended August 31, 2009 and fiscal years ended December 31, 2008, December 31, 2007 and December 31, 2006.
     Such reductions or limits, if any, are calculated monthly on a cumulative basis during each Series’ fiscal year and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.
     Custodian Reimbursements
     Each Fund has entered into certain expense offset arrangements with the custodian resulting in a reduction in each Fund’s expenses. For the fiscal period January 1, 2009 through August 31, 2009 and fiscal years ended December 31, 2008, December 31, 2007 and December 31, 2006, each Fund’s custody fees were reduced by the following amounts under such arrangements:

Fund	2009†	2008	2007	2006

Prime Obligations Fund	$1,709	$37,003	$17,179	$11,554
Money Market Fund	842	937	19,966	35,331
Treasury Obligations Fund	650	884	2,224	2,171
Treasury Instruments Fund	369,423	38,893	36,004	10,307
Government Fund	34	937	2,095	1,982
Federal Fund	11,798	24,547	69,541	51,494
Tax-Free Money Market Fund	858	1,321,801	119,699	120,485

†	Each Series changed its fiscal year end from December 31 to August 31. Accordingly, the figures in this table reflect amounts for the 8-month period ended August 31, 2009 and fiscal years ended December 31, 2008, December 31, 2007 and December 31, 2006.

     Fees and expenses borne by the Series relating to legal counsel, registering shares of a Series, holding meetings and communicating with shareholders may include an allocable portion of the cost of maintaining an internal legal and compliance department. Each Series may also bear an allocable portion of the Investment Adviser’s costs of performing certain accounting services not being provided by a Series’ custodian.
Custodian and Sub-Custodians
     State Street has been retained to act as custodian of the Series’ assets. In that capacity, State Street maintains the accounting records and calculates the daily net asset value per share of the Series. Its mailing address is 225 Franklin Street, Boston, MA 02110. State Street has appointed The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675, as subcustodian to hold cash and certain securities purchased by the Trust.
Independent Registered Public Accounting Firm
     PricewaterhouseCoopers LLP, 125 High Street, Boston, MA 02110, is the Series’ independent registered public accounting firm. In addition to audit services, PricewaterhouseCoopers LLP prepares the Series’ federal and state tax returns, and provides assistance on certain non-audit matters.
POTENTIAL CONFLICTS OF INTEREST
Summary
     The Goldman Sachs Group, Inc. is a worldwide, full-service investment banking, broker-dealer, asset management and financial services organization, and a major participant in global financial markets. As such, it acts as an investor, investment banker, research provider, investment manager, investment adviser, financier, advisor, market maker, proprietary trader, prime broker, lender, agent and principal, and has other direct and indirect interests in the global fixed income, currency, commodity, equity, bank loan and other markets in which the Goldman Sachs Funds, including the Series (for purposes of this section, the “Funds”) may directly and indirectly invest. As a result, The Goldman Sachs Group, Inc., the asset management division of Goldman Sachs, the Investment Adviser, and their affiliates, directors, partners, trustees, managers, members, officers and employees (collectively for purposes of this “POTENTIAL CONFLICTS OF INTEREST” section, “Goldman Sachs”), including those who may be involved in the management, sales, investment activities, business operations or distribution of the Funds, are engaged in businesses and have interests other than that of managing the Funds. The Funds will not be entitled to compensation related to such businesses. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities, instruments and companies that may be directly or indirectly purchased or sold by the Funds and their service providers. These are considerations of which shareholders should be aware, and which may cause conflicts that could disadvantage the Funds. The following is a brief summary description of certain of these potential conflicts of interest:
• While the Investment Adviser will make decisions for the Funds in accordance with its obligations to manage the Funds appropriately, the fees, allocations, compensation and other benefits to Goldman Sachs (including benefits relating to business relationships of Goldman Sachs) arising from those decisions may be greater as a result of certain portfolio, investment, service provider or other decisions made by the Investment Adviser than they would have been had other decisions been made which also might have been appropriate for the Funds.
• Goldman Sachs, its sales personnel and other financial service providers may have conflicts associated with their promotion of the Funds or other dealings with the Funds that would create incentives for them to promote the Funds.
• Goldman Sachs and its personnel may receive greater compensation or greater profit in connection with the Funds than with an account advised by an unaffiliated investment adviser.
• Goldman Sachs may make payments to authorized dealers and other financial intermediaries from time to time to promote the Funds, other accounts managed by Goldman Sachs and other products. In addition to placement fees, sales loads, or similar distribution charges, such payments may be made out of Goldman Sachs’ assets or amounts payable to Goldman Sachs rather than as separately identified charges to the Funds.
• While the allocation of investment opportunities among Goldman Sachs, the Funds and other funds and accounts managed by the Investment Adviser may raise potential conflicts because of financial, investment or other interests of Goldman Sachs or its personnel, the Investment Adviser will make allocation decisions consistent with the interests of the Funds and the other funds and accounts and not solely based on such other interests.
• The Investment Adviser will give advice to and make investment decisions for the Funds as it believes is in the fiduciary interests of the Funds. Advice given to the Funds or investment decisions made for the Funds may differ from, and may conflict with, advice given or investment decisions made for Goldman Sachs or other funds or accounts. For example, other funds or accounts managed by the Investment Adviser may sell short securities of an issuer in which the Funds have taken, or will take, a long position in the same securities. Actions taken with respect to Goldman Sachs or other funds or accounts may adversely impact the Funds, and actions taken by the Funds may benefit Goldman Sachs or other funds or accounts (including the Funds).
• The Investment Adviser may buy for the Funds securities or obligations of issuers in which Goldman Sachs or other funds or accounts have made, or are making, an investment in securities or obligations that are subordinate or senior to securities of the Funds. For example, certain Funds may invest in debt securities of an issuer at the same time that Goldman Sachs or other funds or accounts are investing, or currently have an investment, in equity securities of the same issuer. To the extent that the issuer experiences financial or operational challenges which may impact the price of its securities and its ability to meet its obligations, decisions by Goldman Sachs (including the Investment Adviser) relating to what actions to be taken may also raise conflicts of interests and Goldman Sachs may take actions for certain accounts that have negative impacts on other advisory accounts.
• Goldman Sachs’ personnel may have varying levels of economic and other interests in accounts or products promoted or managed by such personnel as compared to other accounts or products promoted or managed by them.
• Goldman Sachs will be under no obligation to provide to the Funds, or effect transactions on behalf of the Funds in accordance with, any market or other information, analysis, technical models or research in its possession. Goldman Sachs may have information material to the management of the Funds and may not share that information with relevant personnel of the Investment Adviser.
• To the extent permitted by applicable law, the Funds may enter into transactions in which Goldman Sachs acts as principal, or in which Goldman Sachs acts on behalf of the Funds and the other parties to such transactions. Goldman Sachs will have potentially conflicting interests in connection with such transactions.
Goldman Sachs may act as broker, dealer, agent, lender or otherwise for the Funds and will retain all commissions, fees and other compensation in connection therewith.
• Securities traded for the Funds may, but are not required to, be aggregated with trades for other funds or accounts managed by Goldman Sachs. When transactions are aggregated but it is not possible to receive the same price or execution on the entire volume of securities purchased or sold, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds.
• Products and services received by the Investment Adviser or its affiliates from brokers in connection with brokerage services provided to the Funds and other funds or accounts managed by Goldman Sachs may disproportionately benefit other of such funds and accounts based on the relative amounts of brokerage services provided to the Funds and such other funds and accounts.
• While the Investment Adviser will make proxy voting decisions as it believes appropriate and in accordance with the Investment Adviser’s policies designed to help avoid conflicts of interest, proxy voting decisions made by the Investment Adviser with respect to a Fund’s portfolio securities may have the effect of favoring the interests of other clients or businesses of other divisions or units of Goldman Sachs.
• Regulatory restrictions (including relating to the aggregation of positions among different Funds and accounts) and internal Goldman Sachs policies may restrict investment activities of the Funds. Information held by Goldman Sachs could have the effect of restricting investment activities of the Funds.

     Prospective investors should carefully review the following section of this document which more fully describes these and other potential conflicts of interest presented by Goldman Sachs’ other businesses and interests.
     As a registered investment adviser under the Advisers Act, the Investment Adviser is required to file a Form ADV with the SEC. Form ADV contains information about assets under management, types of fee arrangements, types of investments, potential conflicts of interest, and other relevant information regarding the Investment Adviser. A copy of Part 1 of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov).
Potential Conflicts Relating to Portfolio Decisions, the Sale of Series Shares and the Allocation of Investment Opportunities
Goldman Sachs’ Other Activities May Have an Impact on the Series
     The Investment Adviser makes decisions for the Funds in accordance with its obligations as the Investment Adviser of the Funds. However, Goldman Sachs’ other activities may have a negative effect on the Funds. As a result of the various activities and interests of Goldman Sachs as described in the first paragraph under “Summary” above, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. It is also likely that the Funds will undertake transactions in securities in which Goldman Sachs makes a market or otherwise has other direct or indirect interests. In addition, while the Investment Adviser will make decisions for the Funds in accordance with its obligations to manage the Funds appropriately, the fees, allocations, compensation and other benefits to Goldman Sachs (including benefits relating to business relationships of Goldman Sachs) arising from those decisions may be greater as a result of certain portfolio, investment, service provider or other decisions made by the Investment Adviser for the Funds than they would have been had other decisions been made which also might have been appropriate for the Funds. For example, an Investment Adviser may make the decision to have Goldman Sachs or an affiliate thereof provide administrative or other services to a Fund instead of hiring an unaffiliated administrator or other service provider, provided that such engagement is on market terms, as determined by such Fund or the Fund’s Board in its discretion.
     Goldman Sachs conducts extensive broker-dealer, banking and other activities around the world and operates a business known as Goldman Sachs Security Services (“GSS”) which provides prime brokerage, administrative and other services to clients which may involve funds, markets and securities in which the Funds invest. These businesses will give GSS and many other parts of Goldman Sachs broad access to the current status of certain markets, investments and funds and detailed knowledge about fund operators. As a result of the activities described in this paragraph and the access and knowledge arising from those activities, parts of Goldman Sachs may be in possession of information in respect of markets, investments and funds, which, if known to the Investment Adviser, might cause the Investment Adviser to seek to dispose of, retain or increase interests in investments held by a Fund or acquire certain positions on behalf of the Funds. Goldman Sachs will be under no duty to make any such information available to the Investment Adviser or in particular the personnel of the Investment Adviser making investment decisions on behalf of the Funds.
Goldman Sachs’ or Intermediaries’ Financial and Other Interests and Relationships May Incentivize Goldman Sachs or Intermediaries to Promote the Sale of Series Shares
     Goldman Sachs, its personnel and other financial service providers, have interests in promoting sales of shares of the Funds. With respect to both Goldman Sachs and its personnel, the remuneration and profitability relating to services to and sales of shares of the Funds or other products may be greater than the remuneration and profitability relating to services to and sales of other products that might be provided or offered.
     Goldman Sachs and its sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. Goldman Sachs and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for some products or services, and the remuneration and profitability to Goldman Sachs and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other Funds or products.
     Conflicts may arise in relation to sales-related incentives. Goldman Sachs and its personnel may receive greater compensation or greater profit in connection with the Funds than with an account advised by an unaffiliated investment adviser. Differentials in compensation may be related to the fact that Goldman Sachs may pay a portion of its advisory fee to the unaffiliated investment adviser, or to other compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of Goldman Sachs and its personnel to recommend the Funds over other accounts or products managed by unaffiliated investment advisers or to effect transactions differently in the Funds as compared to other accounts or products.
     Goldman Sachs may also have relationships with, and purchase, or distribute or sell, services or products from or to, distributors, consultants and others who recommend the Funds, or who engage in transactions with or for the Funds. For example, Goldman Sachs regularly participates in industry and consultant sponsored conferences and may purchase educational, data related or other services from consultants or other third parties that it deems to be of value to its personnel and its business. The products and services purchased from consultants may include, but are not limited to, those that help Goldman Sachs understand the consultant’s points of view on the investment management process. Consultants and other parties that provide consulting or other services or provide service platforms for employee benefit plans to potential investors in the Funds may receive fees from Goldman Sachs or the Funds in connection with the distribution of shares in the Funds or other Goldman Sachs products. For example, Goldman Sachs may enter into revenue or fee sharing arrangements with consultants, service providers, and other intermediaries relating to investments in mutual funds, collective trusts, or other products or services offered or managed by the Investment Adviser. Goldman Sachs may also pay a fee for membership in industry-wide or state and municipal organizations, and in connection with clients, consultants or otherwise may participate in sponsoring conferences and educational forums for investment industry participants including, but not limited to, trustees, fiduciaries, consultants, administrators, state and municipal personnel and other clients. Goldman Sachs’ membership in such organizations and sponsorships allows Goldman Sachs to participate in these conferences and educational forums and helps Goldman Sachs interact with conference participants and to develop an understanding of the points of view and challenges of the conference participants, and to educate participants about industry issues. In addition, Goldman Sachs’ personnel, including employees of Goldman Sachs, may have board, advisory, brokerage or other relationships with issuers, distributors, consultants and others that may have investments in the Funds or that may recommend investments in the Funds or distribute the Funds. In addition, Goldman Sachs, including the Investment Adviser, may make charitable contributions to institutions, including those that have relationships with clients or personnel of clients. Personnel of Goldman Sachs may have board relationships with such charitable institutions. Personnel of Goldman Sachs may also make political contributions. As a result of the relationships and arrangements described in this paragraph, consultants, distributors and other parties may have conflicts associated with their promotion of the Funds or other dealings with the Funds that create incentives for them to promote the Funds or certain portfolio transactions.
     One or more divisions of Goldman Sachs may refer certain investment opportunities to the Investment Adviser or otherwise provide services to, or enter into arrangements with, the Investment Adviser. In connection with such referrals, services or other arrangements involving one or more divisions of Goldman Sachs, such divisions may engage in sharing of fees or other compensation received by the Investment Adviser from the Funds.
     To the extent permitted by applicable law, Goldman Sachs or the Funds may make payments to authorized dealers and other financial intermediaries (“Intermediaries”) from time to time to promote current or future accounts or funds managed or advised by Goldman Sachs (including the Investment Adviser) or in which Goldman Sachs (including the Investment Adviser) or its personnel have interests (collectively, the “Client/GS Accounts”), the Funds and other products. In addition to placement fees, sales loads or similar distribution charges, payments may be made out of Goldman Sachs’ assets, or amounts payable to Goldman Sachs rather than a separately identified charge to the Funds, Client/GS Accounts or other products. Such payments may compensate Intermediaries for, among other things: marketing the Funds, Client/GS Accounts and other products (which may consist of payments resulting in or relating to the inclusion of the Funds, Client/GS Accounts and other products on preferred or recommended fund lists or in certain sales programs from time to time sponsored by the Intermediaries); access to the Intermediaries’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; fees for directing investors to the Funds, Client/GS Accounts and other products; “finders fees” or “referral fees” or other fees for providing assistance in promoting the Funds, Client/GS Accounts and other products (which may include promotion in communications with the Intermediaries’ customers, registered representatives and salespersons); and/or other specified services intended to assist in the distribution and marketing of the Funds, Client/GS Accounts and other products. Such payments may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of interests sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote certain products, as well as sponsor various educational programs, sales contests and/or promotions. Furthermore, subject to applicable law, such payments may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs. The additional payments by Goldman Sachs may also compensate Intermediaries for sub-accounting, administrative and/or shareholder processing or other investor services that are in addition to the fees paid for these services by such products.
     The payments made by Goldman Sachs or the Funds may be different for different Intermediaries. The payments may be negotiated based on a range of factors, including but not limited to, ability to attract and retain assets, target markets, customer relationships, quality of service and industry reputation. Payment arrangements may include breakpoints in compensation which provide that the percentage rate of compensation varies as the dollar value of the amount sold or invested through an Intermediary increases. The presence of these payments and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend certain products based, at least in part, on the level of compensation paid.
Potential Conflicts Relating to the Allocation of Investment Opportunities Among the Series and Other Goldman Sachs Accounts
     Goldman Sachs has potential conflicts in connection with the allocation of investments or transaction decisions for the Funds. For example, the Funds may be competing for investment opportunities with Client/GS Accounts. The Client/GS Accounts may provide greater fees or other compensation (including performance based fees), equity or other interests to Goldman Sachs (including the Investment Adviser).
     Goldman Sachs may manage or advise Client/GS Accounts that have investment objectives that are similar to those of the Funds and/or may seek to make investments in securities or other instruments, sectors or strategies in which the Funds may invest. This may create potential conflicts where there is limited availability or limited liquidity for those investments. For example, limited availability may exist, without limitation, in local and emerging markets, high yield securities, fixed income securities, regulated industries, small capitalization, and IPO/new issues. Transactions in investments by multiple Client/GS Accounts (including accounts in which Goldman Sachs and its personnel have an interest), other clients of Goldman Sachs or Goldman Sachs itself may have the effect of diluting or otherwise negatively affecting the values, prices or investment strategies associated with securities held by Client/GS Accounts, or the Funds, particularly, but not limited to, in small capitalization, emerging market or less liquid strategies. The Investment Adviser has developed policies and procedures that provide that it will allocate investment opportunities and make purchase and sale decisions among the Funds and other Client/GS Accounts in a manner that it considers, in its sole discretion and consistent with its fiduciary obligation to each Fund and Client/GS Account, to be reasonable.
     In many cases, these policies result in the pro rata allocation of limited opportunities across the Funds and Client/GS Accounts, but in many other cases the allocations reflect numerous other factors based upon the Investment Adviser’s good faith assessment of the best use of such limited opportunities relative to the objectives, limitation and requirements of each Fund and Client/GS Accounts and applying a variety of factors including those described below. The Investment Adviser seeks to treat all clients reasonably in light of all factors relevant to managing an account, and in some cases it is possible that the application of the factors described below may result in allocations in which certain accounts may receive an allocation when other accounts do not. Non-proportional allocation may occur more frequently in the fixed income portfolio management area than many active equity accounts, in many instances because multiple appropriate or substantially similar investments are available in fixed income strategies, as well as due to differences in benchmark factors, hedging strategies, or other reasons, but non-proportional allocations could also occur in other areas. The application of these factors as described below may result in allocations in which Goldman Sachs and Goldman Sachs employees may receive an allocation or an opportunity not allocated to other Client/GS Accounts or the Funds. Allocations may be based on numerous factors and may not always be pro rata based on assets managed.
     The Investment Adviser will make allocation related decisions with reference to numerous factors. These factors may include, without limitation, (i) account investment horizons, investment objectives and guidelines; (ii) different levels of investment for different strategies including sector oriented, concentrated new opportunities or other strategies; (iii) client-specific investment guidelines and restrictions including the ability to hedge through short sales or other techniques; (iv) the expected future capacity of applicable Funds or Client/GS Accounts; (v) fully directed brokerage accounts; (vi) tax sensitivity of accounts; (vii) suitability requirements and the nature of investment opportunity; (viii) account turnover guidelines; (ix) cash and liquidity considerations, including without limitation, availability of cash for investment; (x) relative sizes and expected future sizes of applicable accounts; (xi) availability of other appropriate investment opportunities; and/or (xii) minimum denomination, minimum increments, de minimus threshold and round lot considerations. Suitability considerations can include without limitation (i) relative attractiveness of a security to different accounts; (ii) concentration of positions in an account; (iii) appropriateness of a security for the benchmark and benchmark sensitivity of an account; (iv) an account’s risk tolerance, risk parameters and strategy allocations; (v) use of the opportunity as a replacement for a security Goldman Sachs believes to be attractive for an account; (vi) considerations relating to hedging a position in a pair trade; and/or (vii) considerations related to giving a subset of accounts exposure to an industry. In addition, the fact that certain Goldman Sachs personnel are dedicated to one or more funds, accounts or clients, including the Funds, may be a factor in determining the allocation of opportunities sourced by such personnel. Reputational matters and other such considerations may also be considered. The application of these principles may cause performance dispersion over time. Funds that do not receive allocations that perform well will experience lower performance.
     During periods of unusual market conditions, the Investment Adviser may deviate from its normal trade allocation practices. For example, this may occur with respect to the management of unlevered and/or long-only funds or accounts that are typically managed on a side-by-side basis with levered and/or long-short funds or accounts. During such periods, the Investment Adviser will seek to exercise a disciplined process for determining its actions to appropriately balance the interests of all accounts, including the Funds, as it determines in its sole discretion.
     In addition to allocations of limited availability investments, Goldman Sachs may, from time to time, develop and implement new investment opportunities and/or trading strategies, and these strategies may not be employed in all accounts (including the Funds) or pro rata among the accounts where they are employed, even if the strategy is consistent with the objectives of all accounts. Goldman Sachs may make decisions based on such factors as strategic fit and other portfolio management considerations, including, without limitation, an account’s capacity for such strategy, the liquidity of the strategy and its underlying instruments, the account’s liquidity, the business risk of the strategy relative to the account’s overall portfolio make-up, and the lack of efficacy of, or return expectations from, the strategy for the account, and such other factors as Goldman Sachs deems relevant in its sole discretion. For example, such a determination may, but will not necessarily, include consideration of the fact that a particular strategy will not have a meaningful impact on an account given the overall size of the account, the limited availability of opportunities in the strategy and the availability of other strategies for the account.
     Allocation decisions among accounts may be more or less advantageous to any one account or group of accounts. As a result of these allocation issues, the amount, timing, structuring or terms of an investment by the Funds may differ from, and performance may be lower than, investments and performance of other Client/GS Accounts.
     Notwithstanding anything in the foregoing, the Funds may or may not receive, but in any event will have no rights with respect to, opportunities sourced by Goldman Sachs businesses and affiliates. Such opportunities or any portion thereof may be offered to GS/Client Accounts, Goldman Sachs or affiliates thereof, all or certain investors of the Funds, or such other persons or entities as determined by Goldman Sachs in its sole discretion. The Funds will have no rights and will not receive any compensation related to such opportunities.
     The Investment Adviser and/or its affiliates manage accounts of clients of Goldman Sachs’ Private Wealth Management (“PWM”) business. Such PWM clients receive advice from Goldman Sachs by means of separate accounts (“PWM Separate Accounts”). With respect to the Funds, the Investment Adviser may follow a strategy that is expected to be similar over time to that delivered by the PWM Separate Accounts. Each of the Funds and the PWM Separate Account Clients are subject to independent management and, given the independence in the implementation of advice to these accounts, there can be no warranty that such investment advice will be implemented simultaneously. Neither the Investment Adviser (in the case of the Funds) nor its affiliates (in the case of PWM Separate Accounts), will know when advice issued has been executed (if at all) and, if so, to what extent. While each will use reasonable endeavors to procure timely execution, it is possible that prior execution for or on behalf of the PWM Separate Accounts could adversely affect the prices and availability of the securities, currencies and instruments in which the Funds invest.
Other Potential Conflicts Relating to the Management of the Series by the Investment Adviser
Potential Restrictions and Issues Relating to Information Held by Goldman Sachs
     As a result of informational barriers constructed between different divisions of Goldman Sachs, the Investment Adviser will generally not have access to information and may not consult with personnel in other areas of Goldman Sachs. Therefore, the Investment Adviser will generally not be able to manage the Funds with the benefit of information held by many other divisions of Goldman Sachs. From time to time and subject to the Investment Adviser’s policies and procedures regarding information barriers, the Investment Adviser may consult with personnel in other areas of Goldman Sachs, or with persons unaffiliated with Goldman Sachs, or may form investment policy committees comprised of such personnel. In certain circumstances, personnel of affiliates of the Investment Adviser may have input into, or make determinations regarding, portfolio management transactions for the Funds. The performance by such persons of obligations related to their consultation with personnel of the Investment Adviser could conflict with their areas of primary responsibility within Goldman Sachs or elsewhere. In connection with their activities with the Investment Adviser, such persons may receive information regarding the Investment Adviser’s proposed investment activities of the Funds that is not generally available to the public. There will be no obligation on the part of such persons to make available for use by the Funds any information or strategies known to them or developed in connection with their own client, proprietary or other activities. In addition, Goldman Sachs will be under no obligation to make available any research or analysis prior to its public dissemination.
     The Investment Adviser makes decisions for the Funds based on the Funds’ investment programs. The Investment Adviser from time to time may have access to certain fundamental analysis and proprietary technical models developed by Goldman Sachs and its personnel. Goldman Sachs will not be under any obligation, however, to effect transactions on behalf of the Funds in accordance with such analysis and models.

     In addition, Goldman Sachs has no obligation to seek information or to make available to or share with the Funds any information, investment strategies, opportunities or ideas known to Goldman Sachs personnel or developed or used in connection with other clients or activities. Goldman Sachs and certain of its personnel, including the Investment Adviser’s personnel or other Goldman Sachs personnel advising or otherwise providing services to the Funds, may be in possession of information not available to all Goldman Sachs personnel, and such personnel may act on the basis of such information in ways that have adverse effects on the Funds. A Fund or GS/Client Account could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts.
     From time to time, Goldman Sachs may come into possession of material, non-public information or other information that could limit the ability of the Funds to buy and sell investments. The investment flexibility of the Funds may be constrained as a consequence. The Investment Adviser generally is not permitted to obtain or use material non-public information in effecting purchases and sales in public securities transactions for the Funds.
Issues Relating to the Valuation of Assets by Multiple Divisions or Units Within Goldman Sachs
     Certain securities and other assets in which the Funds may invest may not have a readily ascertainable market value and will be valued by the Investment Adviser in accordance with the valuation guidelines described herein. Such securities and other assets may constitute a substantial portion of the Funds’ investments.
     The Investment Adviser may face a conflict of interest in valuing the securities or assets in the Funds’ portfolio that lack a readily ascertainable market value. Such valuations will affect the Investment Adviser’s compensation. The Investment Adviser will value such securities and other assets in accordance with the valuation policies described herein.
     Various divisions and units within Goldman Sachs are required to value assets, including in connection with managing or advising Client/GS Accounts and in their capacity as a broker-dealer. These various divisions and units may share information regarding valuation techniques and models or other information relevant to the calculation of a specific asset or category of assets. Goldman Sachs does not, however, have any obligation to engage in such information sharing. Therefore, a division or unit of Goldman Sachs may value an identical asset differently than another division or unit of Goldman Sachs. This is particularly the case when an asset does not have a readily ascertainable market price and/or where one division or unit of Goldman Sachs has more recent and/or accurate information about the asset being valued.
Potential Conflicts Relating to Goldman Sachs’ and the Investment Adviser’s Proprietary Activities and Activities On Behalf of Other Accounts
     The results of the investment activities of the Funds may differ significantly from the results achieved by Goldman Sachs for its proprietary accounts and from the results achieved by Goldman Sachs for other Client/GS Accounts. The Investment Adviser will manage the Funds and the other Client/GS Accounts it manages in accordance with their respective investment objectives and guidelines. However, Goldman Sachs may give advice, and take action, with respect to any current or future Client/GS Accounts that may compete or conflict with the advice the Investment Adviser may give to the Funds, including with respect to the return of the investment, the timing or nature of action relating to the investment or method of exiting the investment.
     Transactions undertaken by Goldman Sachs or Client/GS Accounts may adversely impact the Funds. Goldman Sachs and one or more Client/GS Accounts may buy or sell positions while the Funds are undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage the Funds. For example, a Fund may buy a security and Goldman Sachs or Client/GS Accounts may establish a short position in that same security. The subsequent short sale may result in impairment of the price of the security which the Fund holds. Conversely, the Funds may establish a short position in a security and Goldman Sachs or other Client/GS Accounts may buy that same security. The subsequent purchase may result in an increase of the price of the underlying position in the short sale exposure of the Fund and such increase in price would be to the Fund’s detriment. In addition, the Investment Adviser and other Goldman Sachs affiliates may manage funds or accounts, and Goldman Sachs may be invested in funds or accounts, that have similar investment objectives or portfolios to those of the Funds, and events occurring with respect to such Funds or accounts could affect the performance of the Funds. For example, in the event that withdrawals of capital or performance losses results in such a Fund or account de-leveraging its portfolio by selling securities, this could result in securities of the same issuer, strategy or type held by the Funds falling in value, which could have a material adverse effect on the Funds. Conflicts may also arise because portfolio decisions regarding a Fund may benefit Goldman Sachs or other Client/GS Accounts. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) Goldman Sachs or other Client/GS Accounts, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) Goldman Sachs or other Client/GS Accounts.
     In addition, transactions in investments by one or more Client/GS Accounts and Goldman Sachs may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, in small capitalization, emerging market or less liquid strategies. For example, this may occur when portfolio decisions regarding a funds are based on research or other information that is also used to support portfolio decisions for other Client/GS Accounts. When Goldman Sachs or a Client/GS Account implements a portfolio decision or strategy ahead of, or contemporaneously with, similar portfolio decisions or strategies for the Funds (whether or not the portfolio decisions emanate from the same research analysis or other information), market impact, liquidity constraints, or other factors could result in the funds receiving less favorable trading results and the costs of implementing such portfolio decisions or strategies could be increased or the Funds could otherwise be disadvantaged. Goldman Sachs may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences to Client/GS Accounts, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.
     The Investment Adviser may, but is not required to aggregate purchase or sale orders for the Funds with trades for other funds or accounts managed by Goldman Sachs, including Client/GS Accounts. When orders are aggregated for execution, it is possible that Goldman Sachs and Goldman Sachs employee interests will receive benefits from such transactions, even in limited capacity situations. While the Investment Adviser maintains policies and procedures that it believes are reasonably designed to deal with conflicts of interest that may arise in certain situations when purchase or sale orders for the funds are aggregated for execution with orders for Client/GS Accounts, in some cases the Investment Adviser will make allocations to accounts in which Goldman Sachs and/or employees have an interest.
     The Investment Adviser has established a trade sequencing and rotation policy for certain U.S. equity client accounts (including the Funds) and “wrap fee” accounts. The Investment Adviser does not generally aggregate trades on behalf of wrap fee accounts at the present time. “Wrap fees” usually cover execution costs only when trades are placed with the sponsor of the account. Trades through different sponsors are generally not aggregated. The Investment Adviser currently utilizes an asset-based trade sequencing and rotation policy for determining the order in which trades for institutional and wrap accounts are placed. Given current asset levels, the Investment Adviser’s trade sequencing and rotation policy provides that wrap accounts trade ahead of other accounts, including the Funds, 10% of the time. Other accounts, including the Funds, currently trade before wrap accounts 90% of the time. This is reflected in a ten week trade rotation schedule. The Investment Adviser may deviate from the rotation schedule under certain circumstances. These include situations, for example, where in the Investment Adviser’s view it is not practical for the wrap fee accounts to participate in certain types of trades or when there are unusually long delays in a given wrap sponsor’s execution of a particular trade. In addition, a portfolio management team may provide instructions simultaneously regarding the placement of a trade in lieu of the rotation schedule if the trade represents a relatively small proportion of the average daily trading volume of the relevant security.
     The directors, officers and employees of Goldman Sachs, including the Investment Adviser, may buy and sell securities or other investments for their own accounts (including through investment funds managed by Goldman Sachs, including the Investment Adviser). As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees that are the same, different from or made at different times than positions taken for the Funds. To reduce the possibility that the Funds will be materially adversely affected by the personal trading described above, each of the Funds and Goldman Sachs, as each Fund’s Investment Adviser and distributor, has established policies and procedures that restrict securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Funds’ portfolio transactions. Each of the Funds and Goldman Sachs, as each Fund’s Investment Adviser and distributor, has adopted a code of ethics (collectively, the “Codes of Ethics”) in compliance with Section 17(j) of the Act and monitoring procedures relating to certain personal securities transactions by personnel of the Investment Adviser which the Investment Adviser deems to involve potential conflicts involving such personnel, Client/GS Accounts managed by the Investment Adviser and the funds. The Codes of Ethics require that personnel of the Investment Adviser comply with all applicable federal securities laws and with the fiduciary duties and anti-fraud rules to which the Investment Adviser is subject. The Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Codes of Ethics are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies may also be obtained after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, DC 20549-0102, or by electronic request to publicinfo@sec.gov.
     Clients of Goldman Sachs (including Client/GS Accounts) may have, as a result of receiving client reports or otherwise, access to information regarding the Investment Adviser’s transactions or views which may affect such clients’ transactions outside of accounts controlled by personnel of the Investment Adviser, and such transactions may negatively impact the performance of the Funds. The Funds may also be adversely affected by cash flows and market movements arising from purchase and sales transactions, as well as increases of capital in, and withdrawals of capital from, other Client/GS Accounts. These effects can be more pronounced in thinly traded and less liquid markets.
     The Investment Adviser’s management of the Funds may benefit Goldman Sachs. For example, the Funds may, subject to applicable law, invest directly or indirectly in the securities of companies affiliated with Goldman Sachs or which Goldman Sachs (or funds or accounts managed by Goldman Sachs and/or in which Goldman Sachs has an interest) has an equity, debt or other interest. In addition, to the extent permitted by applicable law, the Funds may engage in investment transactions which may result in other Client/GS Accounts being relieved of obligations or otherwise divesting of investments or cause the Funds to have to divest certain investments. The purchase, holding and sale of investments by the Funds may enhance the profitability of Goldman Sachs’ or other Client/GS Accounts’ own investments in and its activities with respect to such companies.
     Goldman Sachs and one or more Client/GS Accounts (including the Funds) may also invest in different classes of securities of the same issuer. As a result, one or more Client/GS Accounts may pursue or enforce rights with respect to a particular issuer in which a Fund has invested, and those activities may have an adverse effect on the funds. For example, if a Client/GS Account holds debt securities of an issuer and a Fund holds equity securities of the same issuer, if the issuer experiences financial or operational challenges, the Client/GS Account which holds the debt securities may seek a liquidation of the issuer, whereas the Fund which holds the equity securities may prefer a reorganization of the issuer. In addition, the Investment Adviser may also, in certain circumstances, pursue or enforce rights with respect to a particular issuer jointly on behalf of one or more Client/GS Accounts, the Fund, or Goldman Sachs employees may work together to pursue or enforce such rights. A Fund may be negatively impacted by Goldman Sachs’ and other Client/GS Accounts’ activities, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case had Goldman Sachs and other Client/GS Accounts not pursued a particular course of action with respect to the issuer of the securities. In addition, in certain instances personnel of the Investment Adviser may obtain information about the issuer that would be material to the management of other Client/GS Accounts which could limit the ability of personnel of the Investment Adviser to buy or sell securities of the issuer on behalf of the Funds.
     To the extent permitted by applicable law Goldman Sachs (including its personnel or Client/GS Accounts) may create, write, sell or issue, or act as placement agent or distributor of, derivative instruments with respect to the Funds or with respect to underlying securities, currencies or instruments of the Funds, or which may be otherwise based on or seek to replicate or hedge the performance of the Funds (collectively referred to as “Structured Investment Products”). The values of Structured Investment Products may be linked to the net asst value of a Fund or Funds and/or the values of a Fund’s investments. In connection with the Structured Investment Products and for hedging, re-balancing, investment and other purposes, to the extent permitted by applicable law, the funds and/or Goldman Sachs (including its personnel or Client/GS Accounts) may (i) purchase or sell investments held by the Funds and/or Client/GS Accounts, (ii) purchase or sell investments held by the Funds, or (iii) hold synthetic positions that seek to replicate or hedge the performance of a Fund or Funds, a Fund’s investments, a Client/GS Account or a Client/GS Account’s investments. Such positions may be significant and may differ from and/or be contra to a Fund’s or a Client/GS Account’s positions. Goldman Sachs (including its personnel or Client/GS Accounts) reserves the right to make purchases and sales of investments that may also be held by a Fund and or Client/GS Account and to make purchases and sales of shares in the Funds as any time and without notice to the investors in the Funds. These derivative-related activities, as well as such investment and redemption activities, may have an adverse effect on the investment management of the Funds and the Funds’ positions, flexibility, diversification strategies and on the amount of fees, expenses and other costs incurred directly or indirectly through the Funds by investors.
     The structure or other characteristics of the derivative instruments (including the Structured Investment Products) may have an adverse effect on the Funds. For example, the derivative instruments could represent leveraged investments in the Funds, and the leveraged characteristics of such investments could make it more likely, due to events of default or otherwise, that there would be significant redemptions of interests from the Funds more quickly than might otherwise be the case. Goldman Sachs, acting in commercial capacities in connection with such derivative instruments, may in fact cause such a redemption. This may have an adverse effect on the investment management and positions, flexibility and diversification strategies of the Funds and on the amount of fees, expenses and other costs incurred directly or indirectly for the account of the Funds.
Potential Conflicts in Connection with Investments in Goldman Sachs Money Market Series
     To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund advised or managed by Goldman Sachs. In connection with any such investments, a Fund, to the extent permitted by the Act, will pay its share of all expenses of a money market fund in which it invests which may result in a Fund bearing some additional expenses. All advisory, administrative, or Rule 12b-1 fees applicable to the investment and the fees or allocations from the Funds will not be reduced thereby (i.e., there could be “double fees” involved in making any such investment, which would not arise in connection with an investor’s direct purchase of the underlying investments, because Goldman Sachs could receive fees with respect to both the management of the Funds and such money market fund). In such circumstances, as well as in all other circumstances in which Goldman Sachs receives any fees or other compensation in any form relating to the provision of services, no accounting or repayment to the Funds will be required.
Goldman Sachs May In-Source or Outsource
     Subject to applicable law, Goldman Sachs, including the Investment Adviser, may from time to time and without notice to investors in-source or outsource certain processes or functions in connection with a variety of services that it provides to the funds in its administrative or other capacities. Such in-sourcing or outsourcing may give rise to additional conflicts of interest.
Potential Conflicts That May Arise When Goldman Sachs Acts in a Capacity Other Than Investment Adviser to the Series
Potential Conflicts Relating to Principal and Cross Transactions
     To the extent permitted by applicable law, the Funds may enter into transactions and invest in futures, securities, currencies, swaps, options, forward contracts or other instruments in which Goldman Sachs acting as principal or on a proprietary basis for its customers, serves as the counterparty. To the extent permitted by applicable law, the Funds may also enter into “cross transactions” (i.e., where the Investment Adviser causes a Fund to buy securities from, or sell a security to, another client of the Investment Adviser or its affiliates) and “agency cross transactions” (i.e., where Goldman Sachs acts as a broker for, and receives a commission from, both a Fund on one side of the transaction and another account on the other side of the transaction in connection with the purchase or sale of securities). Goldman Sachs may have a potentially conflicting division of loyalties and responsibilities to both parties to a cross transaction or agency cross transaction. For example, in a cross transaction, the Investment Adviser or an affiliate will represent both a Fund on one side of a transaction and another account, including a Fund, on the other side of the transaction (including an account in which Goldman Sachs or its affiliates have a proprietary interest) in connection with the purchase of a security by such Funds. In addition, in an agency cross transaction, Goldman Sachs will act as broker and receive compensation or other payments from either or both parties, which could influence the decision of Goldman Sachs to cause a Fund to purchase such security. The Investment Adviser will ensure that any such cross transaction or agency cross transactions are effected on commercially reasonable market terms and in accordance with the Investment Adviser’s fiduciary duties to such entities.
Potential Conflicts That May Arise When Goldman Sachs Acts in a Capacity Other Than as Investment Adviser to the Series
     To the extent permitted by applicable law, Goldman Sachs may act as broker, dealer, agent, lender, borrower or advisor or in other commercial capacities for the Funds. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by Goldman Sachs will be in its view commercially reasonable, although Goldman Sachs, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to Goldman Sachs and such sales personnel. The Funds may, to the extent permitted by applicable law, borrow funds from Goldman Sachs at rates and on other terms arranged with Goldman Sachs.
     Goldman Sachs may be entitled to compensation when it acts in capacities other than as the Investment Adviser, and the Funds will not be entitled to any such compensation. For example, Goldman Sachs (and its personnel and other distributors) will be entitled to retain fees and other amounts that it receives in connection with its service to the Funds as broker, dealer, agent, lender, advisor or in other commercial capacities and no accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by Goldman Sachs of any such fees or other amounts.
     When Goldman Sachs acts as broker, dealer, agent, lender or advisor or in other commercial capacities in relation to the Funds, Goldman Sachs may take commercial steps in its own interests, which may have an adverse effect on the Funds. For example, in connection with lending arrangements involving the Funds, Goldman Sachs may require repayment of all or part of a loan at any time or from time to time.
     The Funds will be required to establish business relationships with their counterparties based on their own credit standing. Goldman Sachs, including the Investment Adviser, will not have any obligation to allow its credit to be used in connection with the Funds’ establishment of their business relationships, nor is it expected that the Funds’ counterparties will rely on the credit of Goldman Sachs in evaluating the Funds’ creditworthiness.
Potential Conflicts in Connection with Brokerage Transactions and Proxy Voting

     To the extent permitted by applicable law, purchases and sales of securities for a Fund may be bunched or aggregated with orders for other Client/GS Accounts. The Investment Adviser and its affiliates, however, are not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable, or required with respect to involving client directed accounts.
     Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order. Without limitation, time zone differences, separate trading desks or portfolio management processes in a global organization may, among other factors, result in separate, non-aggregated executions.
     The Investment Adviser may select brokers (including, without limitation, affiliates of the Investment Adviser) that furnish the Investment Adviser, the funds, other Client/GS Accounts or their affiliates or personnel, directly or through correspondent relationships, with proprietary research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance to the Investment Adviser in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer databases; quotation equipment and services; and research-oriented computer hardware, software and other services and products. Research or other services obtained in this manner may be used in servicing any or all of the funds and other Client/GS Accounts, including in connection with Client/GS Accounts other than those that pay commissions to the broker relating to the research or other service arrangements. To the extent permitted by applicable law, such products and services may disproportionately benefit other Client/GS Accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other Client/GS Accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other Client/GS Accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other Client/GS Accounts. To the extent that the Investment Adviser uses soft dollars, it will not have to pay for those products and services itself. The Investment Adviser may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Investment Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Investment Adviser.
     The Investment Adviser may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services the Investment Adviser believes are useful in its investment decision-making process. The Investment Adviser may from time to time choose not to engage in the above described arrangements to varying degrees.
     The Investment Adviser has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with the Investment Adviser’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of the Investment Adviser may have the effect of favoring the interests of other clients or businesses of other divisions or units of Goldman Sachs and/or its affiliates provided that the Investment Adviser believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see the section of this SAI entitled “PROXY VOTING.”
Potential Regulatory Restrictions on Investment Adviser Activity
     From time to time, the activities of a Fund may be restricted because of regulatory or other requirements applicable to Goldman Sachs and/or its internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by Goldman Sachs would not be subject to some of those considerations. There may be periods when the Investment Adviser may not initiate or recommend certain types of transactions, or may otherwise restrict or limit its advice in certain securities or instruments issued by or related to companies for which Goldman Sachs is performing investment banking, market making or other services or has proprietary positions. For example, when Goldman Sachs is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the Funds may be prohibited from or limited in purchasing or selling securities of that company. In addition, there may be certain investment opportunities, investment strategies or actions that Goldman Sachs will not undertake on behalf of the Funds in view of Goldman Sachs’ client or firm activities. For example, Goldman Sachs may determine that a funds may be precluded from exercising certain rights that it may have as a creditor to a particular borrower. Certain activities and actions may be considered to result in reputational risk or disadvantage for the management of the funds as well as for Goldman Sachs. A Fund may also be prohibited from participating in an auction or from otherwise investing in or purchasing certain assets, or from providing financing to a purchaser or potential purchaser if Goldman Sachs is representing the seller. Similar situations could arise if Goldman Sachs personnel serve as directors of companies the securities of which the funds wish to purchase or sell or if Goldman Sachs is representing or providing financing to another potential purchaser. The larger the Investment Adviser’s investment advisory business and Goldman Sachs’ businesses, the larger the potential that these restricted list policies will impact investment transactions. However, if permitted by applicable law, the Funds may purchase securities or instruments that are issued by such companies or are the subject of an underwriting, distribution, or advisory assignment by Goldman Sachs, or in cases in which Goldman Sachs personnel are directors or officers of the issuer.
     The investment activities of Goldman Sachs for its proprietary accounts and for Client/GS Accounts may also limit the investment strategies and rights of the Funds. For example, in regulated industries, in certain emerging or international markets, in corporate and regulatory ownership definitions, and in certain futures and derivative transactions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause Goldman Sachs, the Funds or other Client/GS Accounts to suffer disadvantages or business restrictions. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of the Investment Adviser on behalf of clients (including the Funds) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. In addition, certain investments may be considered to result in reputational risk or disadvantage. As a result, the Investment Adviser on behalf of clients (including the Funds) may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when the Investment Adviser, in its sole discretion, deems it appropriate.
PORTFOLIO TRANSACTIONS
     GSAM places the portfolio transactions of the Series and of all other accounts managed by GSAM for execution with many firms. GSAM uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to each Series and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, GSAM will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the general execution and operational capabilities of the firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Securities purchased and sold by the Series are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such securities.
     Goldman Sachs is active as an investor, dealer and/or underwriter in many types of municipal and money market instruments. Its activities in this regard could have some effect on the markets for those instruments which the Series buy, hold or sell. Orders have been granted by the SEC under the Act which permit the Series to deal with Goldman Sachs in transactions in certain securities in which Goldman Sachs acts as principal. As a result, the Series may trade with Goldman Sachs as principal subject to the terms and conditions of such exemptions.
     Under the Act, the Series are prohibited from purchasing any instrument of which Goldman Sachs is a principal underwriter during the existence of an underwriting or selling syndicate relating to such instrument, absent an exemptive order (the order referred to in the preceding paragraph will not apply to such purchases) or the adoption of and compliance with certain procedures under the Act.
     The Trust has adopted procedures which establish, among other things, certain limitations on the amount of debt securities that may be purchased in any single offering and on the amount of the Trust’s assets that may be invested in any single offering. Accordingly, in view of Goldman Sachs’ active role in the underwriting of debt securities, a Series’ ability to purchase debt securities in the primary market may from time to time be limited.
     In certain instances there may be securities which are suitable for more than one Series as well as for one or more of the other clients of GSAM. Investment decisions for each Series and for GSAM’s other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same Investment Adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Series is concerned. Each Series believes that over time its ability to participate in volume transactions will produce better executions for the Series.
     As of August 31, 2009, the following Funds held the following amounts of securities of its regular broker-dealers or their parents ($ in thousands):

Fund	Broker-Dealer	Amount

Prime Obligations Fund	Barclays	$705
	Banc of America Securities LLC	1,658
	Deutsche Bank	440
	Goldman, Sachs & Co.	844
Money Market Fund	Deutsche Bank Securities	$750
	Goldman, Sachs & Co.	500
	Banc of America Securities LLC	440
	Barclays Capital	275
	RBS	800
Treasury Obligations Fund	N/A	—
Treasury Instruments Fund	N/A	—
Government Fund	Bank of America	1,085,000
	Barclays Capital	2,485
	Goldman, Sachs & Co.	1,350
	Deutche Bank	645
	UBS	40
Federal Fund	N/A	—
Tax-Free Fund	N/A	—
Principal Holders of Securities
     As of May 14, 2010, the following shareholders were shown in the Trust’s records as owning more than 5% of any class of a Series’ shares. Except as listed below, the Trust does not know of any other person who owns of record or beneficially 5% or more of any class of a Series’ shares.
      Prime Obligations Fund: FST Shares, Hare & Co., c/o The Bank of New York, 111 Sanders Creek Parkway, East Syracuse, NY 13057 (21%); Band & Co., c/o US Bank N.A., 1555 N. Rivercenter Dr., Milwaukee WI 53212 (13%); FST Administration Shares, Hare & Co., c/o The Bank of New York, 111 Sanders Creek Parkway, East Syracuse, NY 13057 (26%); Laba & Co., 135 S. LaSalle St., Chicago, IL 60603 (19%); Amalgamated Bank of Chicago, 1 W. Monroe St., Chicago, IL 60603 (15%); FST Capital Shares, Hare & Co., c/o The Bank of New York, 111 Sanders Creek Parkway, East Syracuse, NY 13057 (24%); Bank of Oklahoma N.A., P.O. Box 6789, Helena, MT, 59604 (17%); First National Bank of Omaha, P.O. Box 3128, Omaha, NE 68103 (15%); First National Capital Markets Inc., 987450 Nebraska Medical Center, Omaha, NE 68198 (9%); MSCS Financial Services LLC, 248 E. Capitol St., Jackson, MS 39201 (6%); FST Preferred Shares, Commerce Bank of Kansas City, N.A., 911 Main St., Kansas City, MO 64105 (8%); Stratevest & Co., P.O. Box 2499, Brattleboro, VT 05303 (18%); Hare & Co., c/o The Bank of New York, 111 Sanders Creek Parkway, East Syracuse, NY 13057 (11%); Bank of Oklahoma N.A., P.O. Box 21468 (14%); Deutsche Bank Trust Co., 60 Wall St., New York, NY 10005 (8%); FST Select Shares, Ridge Clearing & Outsourcing Solutions Inc., 2 Journal Square Plaza, Jersey City, NJ 07306 (66%); Deutsche Bank Trust Co., 60 Wall St., New York, NY 10005 (20%); FST Service Shares, Deutsche Bank Trust Co., 60 Wall St., New York, NY 10005 (11%); Commerce Bank N.A., 1661 N. Boonville Ave., Springfield, MO 65803 (7%); CENCO,701 32nd St. S., Birmingham AL 35233 (11%); Compass Brokerage Inc. 3914 Napoli Rd., Panama City, FL 32405 (22%); First National Bank of Kansas, 6201 College Blvd., Overland Park, KS 66211 (6%).
     Government Fund: FST Shares, Hare & Co., c/o The Bank of New York, 111 Sanders Creek Parkway, East Syracuse, NY 13057 (18%); Bank of New York — Brussels, Rue Montoyerstraat 46, Brussels, Belgium (14%); FST Administration Shares, Commerce Bank of Kansas City, N.A., 911 Main St., Kansas City, MO 64105 (40%), Amalgamated Bank of Chicago, 1 W. Monroe St., Chicago IL 60603 (14%); Hare & Co., c/o The Bank of New York, 111 Sanders Creek Parkway, East Syracuse, NY 13057 (14%); First National Capital Markets Inc., 1620 Dodge St., Omaha, NE 68197 (8%); FST Capital Shares, First National Capital Markets Inc., 1620 Dodge St., Omaha, NE 68197 (17%); Stratevest & Co., P.O. Box 2499, Brattleboro, VT 05303 (10%); Old Second Bank of Aurora, 37 S. River St., Aurora, IL 60506 (8%); Goldman Sachs Execution & Clearing LP, 30 Hudson St., Jersey City, NJ 07302 (8%); Commerce Bank, N.A., 1100 Broadway St., Carlinville, IL 62626 (8%); Hare & Co., c/o The Bank of New York, 111 Sanders Creek Parkway, East Syracuse, NY 13057 (9%); FST Preferred Shares, Commerce Bank of Kansas City, N.A., 911 Main St., Kansas City, MO 64105 (10%); First National Bank of Omaha, P.O. Box 3128, Omaha, NE 68103 (8%); Wells Fargo Securities LLC, 1525 W. Harris Blvd., Charlotte, NC 28262 (43%); Band & Co., c/o US Bank, P.O. Box 1787, Milwaukee WI 53201 (18%); Midfirst Bank, FSB, P.O. Box 26750, Oklahoma City, OK 73126 (6%); FST Select Shares, Ridge Clearing and Outsourcing Solutions Inc., 2 Journal Square Plaza, Jersey City, NJ 07306 (15%); Fox & Co., 525 Washington Blvd., Jersey City, NJ 07310 (77%); FST Service Shares, Stratevest & Co., P.O. Box 2499, Brattleboro, VT 05303 (37%); Law Debenture Trust Co. of New York, 400 Madison Ave., New York, NY 10017 (12%); First Citizens Bank & Trust, 100 Tryon Rd., Raleigh, NC 27603 (9%); CENCO, c/o Compass Bank, 15 South 20th Street, Birmingham, AL 35233 (7%).
     Treasury Obligations Fund: FST Shares, Hare & Co., c/o The Bank of New York, 111 Sanders Creek Parkway, East Syracuse, NY 13057 (38%); Goldman, Sachs & Co., 295 Chipeta Way, Salt Lake City, UT 84108 (12%); Cobalt International Energy LP, 1980 Post Oak Blvd., Houston, TX 77056 (6%); FST Administration Shares, Greatbanc Trust Company, One Freedom Valley Dr., Oaks, PA 19456 (7%); Hare & Co., c/o The Bank of New York, 111 Sanders Creek Parkway, East Syracuse, NY 13057 (36%); Fulton Bank, P.O. Box 3215, Lancaster, PA 17604 (8%); Band & Co., c/o US Bank, P.O. Box 1787, Milwaukee, WI 53201 (7%); FST Capital Shares, BB&T Capital Markets, 1250 Connecticut Ave. NW, Washington, DC 20036 (5%); Goldman Sachs Execution & Clearing LP, 30 Hudson St., Jersey City, NJ 07302 (20%); 1st Source Bank, P.O. Box 1602, South Bend, IN 46634 (37%); Wilbranch & Co. Partnership, P.O. Box 2887, Wilson, NC 27894 (13%); FST Preferred Shares, Banc of America Securities, 200 N. College St., Charlotte, NC 28202 (9%); Goldman Sachs Execution & Clearing LP, 30 Hudson St., Jersey City, NJ 07302 (5%); American National Bank, P.O. Box 4477, Wichita Falls, TX 76308 (6%); Deutsche Bank Trust Co., 60 Wall St., New York, NY 10005 (31%); Morgan Keegan Co. Inc., P.O. Box 2118, Collegedale, TN 37315 (21%); FST Select Shares, Ridge Clearing & Outsourcing Solutions Inc., 2 Journal Square Plaza, Jersey City, NJ 07306 (45%); Band & Co. Institutional Trust, c/o US Bank, P.O. Box 1787, Milwaukee, WI 53201 (54%); Stratevest & Co., P.O. Box 2499, Brattleboro, VT 05303 (33%); Hubco Regions Bank, 250 Riverchase Parkway East, Birmingham, AL 35244 (6%).
     Money Market Fund: FST Shares, Goldman, Sachs & Co., 295 Chipeta Way, Salt Lake City, UT 84108 (44%); Hare & Co., c/o The Bank of New York, 111 Sanders Creek Parkway, East Syracuse, NY 13057 (7%); First Clearing LLC, 10750 Wheat First Drive, Glen Allen, VA 23060 (7%); Las Vegas Sands Corp, 3355 Las Vegas Boulevard South, Las Vegas, NV 89109 (6%); Chicago Mercantile Exchange Inc., 30 S. Wacker Dr, Chicago, IL 60606 (8%); FST Administration Shares, Comerica Bank, 411 W. Lafayette Blvd., Detroit, MI 48226 (23%); Hare & Co., c/o The Bank of New York, 111 Sanders Creek Parkway, East Syracuse, NY 13057 (19%); National Financial Services LLC, 1000 Plaza 5 Harborside, Jersey City, NJ (21%); Goldman Sachs Direct Accounts, 6091 Maiden Lane, Memphis, TN 38120 (6%); First Tennessee Brokerage, 165 Madison, Memphis, Tennessee 38103 (10%); FST Capital Shares, Citibank N.A., 111 Wall St., New York, NY 10005 (21%); Goldman Sachs Execution & Clearing LP, 30 Hudson St., Jersey City, NJ 07302 (28%); FST Preferred Shares, Goldman Sachs Execution & Clearing LP, 30 Hudson St., Jersey City, NJ 07302 (45%); FNB Brokerage Services Inc., P.O. Box 3297, Stuart, FL 34995 (7%); Quad City Bank & Trust Company, 3551 7th St., Moline, IL 61265 (15%); FST Select Shares, BB&T Capital Markets, 5260 Irwin Rd., Huntington, WV 25705 (88%); Midfirst Bank, FSB, P.O. Box 26750, Oklahoma City, OKL 73126 (12%); FST Select Shares, NBC Securities Inc., 1927 1st Ave. N., Birmingham, AL 35203 (11%); TD Banknorth N.A., P.O. Box 1377, Lewiston, ME 04243 (11%); National Financial Services LLC, 1000 Plaza 5 Harborside, Jersey City, NJ 07311 (47%); Midfirst Bank, FSB, P.O. Box 26750, Oklahoma City, OK 73126 (9%).
     Tax-Free Fund: FST Shares, Goldman, Sachs & Co., 295 Chipeta Way, Salt Lake City, UT 84108 (54%); FST Administration Shares, CENCO, 15 South 20th Street, Birmingham, AL 35233 (22%); First National Bank of Omaha, P.O. Box 3128, Omaha, NE 68103 (21%); Comerica Bank, 411 W. Lafayette Blvd., Detroit, MI 48226 (15%); Amalgamated Bank of Chicago, 1 W. Monroe St., Chicago, IL 60603 (13%); National Financial Services LLC, 200 Liberty St., New York, NY 10281 (12%); FST Capital Shares, Raymond James Trust N.A., P.O. Box 14407, St. Petersburg, FL 33733 (10%); 1st Source Bank, P.O. Box 1602, South Bend, IN 46634 (86%); FST Preferred Shares, Goldman Sachs Execution & Clearing, L.P., 30 Hudson St., Jersey City, NJ 07303 (7%); Union Bank & Trust Company, P.O. Box 82535, Lincoln, NE 68501 (11%); Bank of Oklahoma N.A., 15 E. 5th St., Tulsa, OK 74103 (26%); CENCO, 15 20th St. S., Birmingham, AL 35233 (22%); FST Select Shares, Ridge Clearing & Outsourcing Solutions Inc., 2 Journal Square Plaza, Jersey City, NJ 07306 (46%); Midfirst Bank, FSB, P.O. Box 26750, Oklahoma City, OK 73126 (53%); FST Service Shares, Wilmington Trust Co., P.O. Box 8882, Wilmington, DE 19899 (11%); American National Bank, P.O. Box 4477, Wichita Falls, TX 76308 (9%); Deutsche Bank Trust Co., 60 Wall St., New York, NY 10005 (6%); Commerce Bank N.A., P.O. Box 419580, Kansas City, MO 64141 (6%); CENCO, 15 South 20th Street, Birmingham, AL 35233 (26%); 1st Source Bank, 2302 Topsfield Rd., South Bend, IN 46614 (5%); CAMCO, 80 West St., Rutland, VT 05701 (8%).
     Treasury Instruments Fund: FST Shares, Goldman, Sachs & Co., 295 Chipeta Way, Salt Lake City, UT 84108 (23%); Banc of America Securities, 200 N. College Street, Charlotte, NC 28255 (7%); Hare & Co., c/o The Bank of New York, 111 Sanders Creek Parkway, East Syracuse, NY 13057 (21%); FST Administration Shares, Hare & Co., c/o The Bank of New York, 111 Sanders Creek Parkway, East Syracuse, NY 13057 (34%); State Street Bank & Trust Co., P.O. Box 5496, Boston, MA 02206 (7%); Deutsche Bank Trust Co., 60 Wall St., New York, NY 10005 (5%); Harris N.A., 111 W. Monroe St., Chicago, IL 60603 (6%); Wilbranch & Co. Partnership, P.O. Box 2887, Wilson, NC 27894 (9%); FST Capital Shares, Goldman Sachs Execution & Clearing LP, 30 Hudson St., Jersey City, NJ 07302 (22%); Bank of Oklahoma N.A., 15 E. 5th St., Tulsa, OK 74103 (7%); First National Capital Markets Inc., 1 Chase Manhattan Plaza, New York, NY 10005 (57%); FST Preferred Shares, Citibank N.A., 111 Wall St., New York, NY 10005 (51%); BB&T Capital Markets, 245 Riverside Ave., Jacksonville, FL 32202 (15%); CENCO, 15 South 20th St., Birmingham, AL 35233 (18%); FST Select Shares, Suntrust Robinson Humphrey Inc., 1000 NW 1st Ave., Delray Beach, FL 33444 (32%); Fifth Third Securities Express LLC, One Limited Parkway, Columbus, OH 43230 (22%); Ridge Clearing and Outsourcing Solutions Inc., 2 Journal Square Plaza, Jersey City, NJ 07306 (7%); Bank of Oklahoma N.A., 15 E. 5th St., Tulsa, OK 74103 (15%); Deutsche Bank Trust Co., 60 Wall St., New York, NY 10005 (22%); TD Banknorth N.A., P.O. Box 1377, Lewiston, ME 04243 (12%); CENCO, 701 32nd St. S., Birmingham, AL 35233 (13%); Signature Bank, 565 5th Ave., New York, NY 10017 (58%).
     Federal Fund: FST Shares, Goldman, Sachs & Co., 295 Chipeta Way, Salt Lake City, UT 84108 (46%); Wilmington Trust Co., P.O. Box 8882, Wilmington, DE 19899 (7%); FST Administration Shares, Commerce Bank of Kansas City, N.A., 911 Main St., Kansas City, MO 64105 (21%); Citibank, N.A., 111 Wall St., New York, NY 10005 (9%); Amalgamated Bank of Chicago, 1 W. Monroe St., Chicago, IL 60603 (8%); BancFirst Trust, P.O. Box 26883, Oklahoma City, OK 73126 (5%); FST Capital Shares, Raymond James Trust, N.A., P.O. Box 14407, St. Petersburg FL 33733 (61%); First National Capital Markets, Inc., 1620 Dodge Street, Omaha, NE 68197 (18%); Goldman Sachs Execution & Clearing, L.P., 30 Hudson St., Jersey City, NJ 07302 (7%); FST Preferred Shares, Metropolitan National Bank, P.O. Box 8010, Little Rock, AR 72203 (49%); Reliance Trust Company, 1100 Abernathy Rd., Atlanta, GA 30328 (16%); BB&T Capital Markets, P.O. Box 867, Myrtle Beach, SC 29578 (12%); Morgan Keegan Co., Inc., P.O. Box 2118, Collegedale, TN 37315 (9%); FST Select Shares, Ridge Clearing and Outsourcing Solutions Inc., 2 Journal Square Plaza, Jersey City, NJ 07306 (84%); Commerce Bank of Kansas City, P.O. Box 782050, Wichita, KS 67278 (10%); FST Service Shares, Amalgamated Bank of Chicago, 1 W. Monroe St., Chicago IL 60603 (21%); CENCO, 15 South 20th St., Birmingham, AL 35233 (10%); Guaranty Bank & Trust Co., 6501 E. Belleview Ave., Englewood, CO 80111 (7%); Commerce Bank N.A., P.O. Box 1900, Springfield MO 65801 (6%); Signature Bank, 565 5th Ave., New York, NY 10017 (6%).
NET ASSET VALUE
     In accordance with procedures adopted by the Trustees, the net asset value per share of each Series (except for Prime Obligations Fund, Money Market Fund, Treasury Obligations Fund, and Government Fund) is determined by the Series’ custodian on each Business Day as of the close of regular trading on the New York Stock Exchange (normally, but not always, 4:00 p.m. New York time) or such other times as the New York Stock Exchange or NASDAQ market may officially close. In the case of the Money Market Fund, Prime Obligations Fund, Government Fund and Treasury Obligations Fund, net asset value is determined normally, but not always, at 5:00 p.m. New York time on each Business Day. Shares may also be priced throughout the day by the accounting agent. A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for local holidays. Such holidays include: New Year’s Day (observed), Martin Luther King, Jr. Day, Washington’s Birthday (observed), Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Thanksgiving Day and Christmas Day. Series shares may be priced on days when the New York Stock Exchange is closed if the Bond Market Association recommends that the bond markets remain open for all or part of the day.
     The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange is stopped at a time other than 4:00 p.m. New York Time. The Trust reserves the right to reprocess purchase, redemption and exchange transactions that were initially processed at a net asset value other than the Series’ official closing net asset value that is subsequently adjusted, and to recover amounts from (or distribute amounts to) shareholders based on the official closing net asset value. The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC. In addition, each Series may compute its net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.
     Each Series’ securities are valued using the amortized cost method of valuation in an effort to maintain a constant net asset value of $1.00 per share, which the Board of Trustees has determined to be in the best interest of each Series and its shareholders. This method involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates and other factors on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Series would receive if it sold the instrument. During such periods, the yield to an investor in a Series may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities. During periods of declining interest rates, the quoted yield on shares of a Series may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Series resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Series would be able to obtain a somewhat higher yield if he or she purchased shares of the Series on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Series would receive less investment income. The converse would apply in a period of rising interest rates.
     The Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Series’ price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of each Series by the Trustees, at such intervals as they deem appropriate, to determine whether the Series’ net asset value calculated by using available market quotations (or an appropriate substitute which reflects market conditions) deviates from $1.00 per share based on amortized cost, as well as review of methods used to calculate the deviation. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they will take such corrective action as they regard to be necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or equivalents. In addition, in order to stabilize the net asset value per share at $1.00, the Trustees have the authority (i) to reduce or increase the number of shares outstanding on a pro rata basis, and (ii) to offset each shareholder’s pro rata portion of the deviation between the net asset value per share and $1.00 from the shareholder’s accrued dividend account or from future dividends. Each Series may hold cash for the purpose of stabilizing its net asset value per share. Holdings of cash, on which no return is earned, would tend to lower the yield on such Series’ shares.
     In order to continue to use the amortized cost method of valuation for each Series’ investments, the Series must comply with Rule 2a-7. See “Investment Restrictions.”
     The proceeds received by each Series for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Series and constitute the underlying assets of that Series. The underlying assets of each Series will be segregated on the books of account, and will be charged with the liabilities in respect to such Series and with a share of the general liabilities of the Trust. Expenses with respect to the Series are to be allocated in proportion to the net asset values of the respective Series except where allocations of direct expenses can otherwise be fairly made. In addition, within each Series, FST Shares, FST Administration Shares, FST Service Shares, FST Preferred

Shares, FST Capital Shares, FST Select Shares, FST Cash Management Shares, FST Premier Shares, FST Resource Shares and FST Class B and Class C Shares (if any) will be subject to different expense structures (see “SHARES OF THE TRUST”).
Errors and Corrective Actions
     The Investment Adviser will report to the Board of Trustees any material breaches of investment objective, policies or restrictions and any material errors in the calculation of the NAV of a Series or the processing of purchases and redemptions. Depending on the nature and size of an error, corrective action may or may not be required. Corrective action may involve a prospective correction of the NAV only, correction of any erroneous NAV and compensation to a Series, or correction of any erroneous NAV, compensation to a Series and reprocessing of individual shareholder transactions. The Trust’s policies on errors and corrective action limit or restrict when corrective action will be taken or when compensation to a Series or its shareholders will be paid, and not all mistakes will result in compensable errors. As a result, neither a Series nor its shareholders who purchase or redeem shares during periods in which errors accrue or occur may be compensated in connection with the resolution of an error. Shareholders will generally not be notified of the occurrence of a compensable error or the resolution thereof absent unusual circumstances. As discussed in more detail under “Net Asset Value,” a Series’ portfolio securities may be priced based on quotations for those securities provided by pricing services. There can be no guarantee that a quotation provided by a pricing service will be accurate.
REDEMPTIONS
     The Trust may suspend the right of redemption of shares of a Series and may postpone payment for any period: (i) during which the New York Stock Exchange is closed for regular trading other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists which makes the disposal of securities owned by a Series or the determination of the fair value of the Series’ net assets not reasonably practicable; or (iii) as the SEC may by order permit for the protection of the shareholders of the Trust.
     The Trust agrees to redeem shares of each Series solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Series during any 90-day period for any one shareholder. The Trust reserves the right, in its sole discretion, to pay redemptions by a distribution in kind of securities (instead of cash) if (i) the redemption exceeds the lesser of $250,000 or 1% of the net asset value of the Series at the time of redemption; or (ii) with respect to lesser redemption amounts, the redeeming shareholder requests in writing a distribution in-kind of securities instead of cash. The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating each Series’ net asset value per share. See “Net Asset Value.” If a shareholder receives a distribution in kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.
     A FST shareholder of any Fund may elect to have a special account with State Street Bank and Trust Company for the purpose of redeeming shares from its account in that Series by check. When State Street Bank and Trust Company receives a completed signature card and authorization form, the shareholder will be provided with a supply of checks. Checks drawn on this account may be payable to the order of any person in any amount of $500 or more, but cannot be certified. The payee of the check may cash or deposit it like any other check drawn on a bank. When such a check is presented to State Street Bank and Trust Company for payment, a sufficient number of full and fractional shares will be redeemed to cover the amount of the check. Cancelled checks, or an image of a cancelled check, will be returned to the shareholder by State Street Bank and Trust Company. The Trust and Goldman Sachs each reserves the right to waive the minimum requirement.
     The check redemption privilege enables a shareholder to receive the dividends declared on the shares to be redeemed until such time as the check is processed. Because of this feature, the check redemption privilege may not be used for a complete liquidation of an account. If the amount of a check is greater than the value of shares held in the shareholder’s account, the check will be returned unpaid, and the shareholder may be subject to extra charges.
     Goldman Sachs reserves the right to impose conditions on, limit the availability of or terminate the check redemption privilege at any time with respect to a particular shareholder or shareholders in general. The Trust and State Street Bank and Trust Company reserve the right at any time to suspend the check redemption privilege and intend to do so in the event that federal legislation or regulations impose reserve requirements or other restrictions deemed by the Trustees to be adverse to the interests of the Series.

SHARES OF THE TRUST
     Each Series is a series of Goldman Sachs Trust, a Delaware statutory trust, established by an Agreement and Declaration of Trust dated January 28, 1997. The Trustees have authority under the Trust’s Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by shareholders. The Trustees also have authority to classify and reclassify any series of shares into one or more classes of shares. The Act requires that where more than one class or series of shares exists each class or series must be preferred over all other classes or series in respect of assets specifically allocated to such class or series. As of May 14, 2010, the Trustees have authorized the issuance of up to nine classes of shares of each of the Funds: FST Shares, FST Service Shares, FST Administration Shares, FST Preferred Shares, FST Select Shares, FST Capital Shares, FST Cash Management Shares, FST Premier Shares and FST Resource Shares. In addition, the Trustees have authorized a tenth and eleventh class of shares, Class B Shares (subject to the limitations described herein) and Class C Shares, with respect to the Prime Obligations Fund. Additional series and classes may be added in the future.
     Each FST Share, FST Service Share, FST Administration Share, FST Preferred Share, FST Select Share, FST Capital Share, FST Cash Management Share, FST Premier Share, FST Resource Share, FST Class B Share and FST Class C Share of a Series represents an equal proportionate interest in the assets belonging to that class. It is contemplated that most shares (other than Class B or Class C Shares) will be held in accounts of which the record owner is a bank or other institution acting, directly or through an agent, as nominee for its customers who are the beneficial owners of the shares or another organization designated by such bank or institution. Class B and Class C Shares generally are only issued upon exchange from Class B or Class C Shares, respectively, of other series of the Goldman Sachs mutual funds. FST Shares may be purchased for accounts held in the name of an investor or institution that is not compensated by the Trust for services provided to the institution’s investors.
     FST Administration Shares may be purchased for accounts held in the name of an investor or an institution that provides certain shareholder administration services as described below to its customers who beneficially own FST Administration Shares. FST Administration Shares of a Fund bear the cost of administration fees at the annual rate of up to 0.25% of the average daily net assets of such shares.
     FST Service Shares may be purchased for accounts held in the name of an institution that provides certain shareholder administration and personal and account maintenance services to its customers who beneficially own FST Service Shares. FST Service Shares of a Fund bear the cost of service fees and shareholder administration fees at the annual rates of up to 0.25% and 0.25%, respectively, of the average daily net assets of such shares.
     FST Preferred Shares may be purchased for accounts held in the name of an institution that provides certain shareholder administration services to its customers who beneficially own FST Preferred Shares. FST Preferred Shares of a Fund bear the cost of preferred administration fees at an annual rate of up to 0.10% of the average daily net assets of such shares of the particular Fund involved.
     FST Select Shares may be purchased for accounts held in the name of an institution that provides certain shareholder administration services to its customers who beneficially own FST Select Shares. FST Select Shares of a Fund bear the cost of select service fees at an annual rate of up to 0.03% of the average daily net assets of such shares.
     FST Capital Shares may be purchased for accounts held in the name of an institution that provides certain shareholder administration services to its customers who beneficially own FST Capital Shares. FST Capital Shares of a Fund bear the cost of capital administration fees at an annual rate of up to 0.15% of the average daily net assets of such shares.
     FST Class B Shares of the Prime Obligations Fund are subject to a contingent deferred sales charge (“CDSC”) of up to 5.0%, and FST Class C Shares of the Prime Obligations Fund are subject to a CDSC of 1.0% if redeemed within 12 months of purchase. FST Class B (subject to the limitations described herein) and FST Class C Shares are sold primarily through brokers and dealers who are members of the Financial Industry Regulatory Authority (“FINRA”) and certain other financial services firms that have sales arrangements with Goldman Sachs. FST Class B and FST Class C Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.75% of the average daily net assets attributable to FST Class B and FST Class C Shares, respectively. FST Class B and FST Class C Shares also bear the cost of service fees at an annual rate of up to 0.25% of the average daily net assets of the Prime Obligations Fund attributable to FST Class B and FST Class C Shares.

     The Prime Obligations Fund’s FST Class B Shares may no longer be purchased by new shareholders, except as discussed below. However, shareholders invested in Class B Shares of other Goldman Sachs Funds may exchange these Shares for FST Class B Shares of the Prime Obligations Fund. In addition, ILA Prime Obligations Portfolio Class B shareholders may exchange their Class B Shares for FST Class B Shares of the Prime Obligations Fund. Thereafter, shareholders invested in FST Class B Shares of the Prime Obligations Fund may continue to hold their FST Class B Shares until they convert automatically to Service Shares, as described in the Prime Obligations Fund’s FST Class B Shares Prospectus. FST Class B shareholders may also continue to reinvest dividends and capital gains into their accounts. FST Class B shareholders may continue to exchange their Shares for shares of certain other Goldman Sachs Funds. Otherwise, additional purchase requests for the Prime Obligations Fund’s FST Class B Shares will be rejected.
     FST Cash Management Shares may be purchased for accounts held in the name of an institution that provides certain administration services and personal and account maintenance services to its customers who beneficially own FST Cash Management Shares. FST Cash Management Shares bear the cost of administration and service fees at an annual rate of up to 0.50% of the average daily net assets of the Series attributable to such shares. FST Cash Management Shares also bear the cost of distribution (Rule 12b-1) fees at a maximum annual rate of 0.30% of the average daily net assets attributable to FST Cash Management Shares.
     FST Premier Shares may be purchased for accounts held in the name of an investor or an institution that provides certain personal and account maintenance services and administration services to its customers who beneficially own FST Premier Shares. FST Premier Shares bear the cost of service fees and administration fees at the annual rates of up to 0.10% and 0.25%, respectively, of the average daily net assets of such shares.
     FST Resource Shares may be purchased for accounts held in the name of an institution that provides certain administration services and personal and account maintenance services to its customers who beneficially own FST Resource Shares. FST Resource Shares of a Fund bear the cost of service fees and administration fees at the annual rates of up to 0.50% of the average daily net assets of such shares. FST Resource Shares also bear the cost of distribution (Rule 12b-1) fees at a maximum annual rate of 0.15% of the average daily net assets attributable to FST Resource Shares.
     In addition, each class of shares bears its own transfer agency expenses.
     It is possible that an institution or its affiliates may offer different classes of shares to its customers and thus receive different compensation with respect to different classes of shares of the same Series. Dividends paid by each Series, if any, with respect to each class of shares will be calculated in the same manner, at the same time on the same day and will be the same amount, except for differences caused by the fact that the respective transfer agency and Plan fees relating to a particular class will be borne exclusively by that class. Similarly, the net asset value per share may differ depending upon the class of shares purchased.
     In the event a Series is distributed by salespersons or any other persons, they may receive different compensation with respect to different classes of shares of the Series. FST Service Shares, FST Administration Shares, FST Preferred Shares, FST Select Shares, FST Capital Shares, FST Cash Management Shares, FST Premier Shares, FST Resource Shares, FST Class B Shares and FST Class C Shares of the Funds each have certain exclusive voting rights on matters relating to their respective plans. Shares of each class may be exchanged for shares of the same class of another Goldman Sachs Fund. Except as described above, the classes of shares are identical.
     Certain aspects of the shares may be altered, after advance notice to shareholders, if it is deemed necessary in order to satisfy certain tax regulatory requirements.
     When issued for the consideration described in the Series’ Prospectuses, shares are fully paid and non-assessable. The Trustees may, however, cause shareholders, or shareholders of a particular series or class, to pay certain custodian, transfer agency, servicing or similar charges by setting off the same against declared but unpaid dividends or by reducing share ownership (or by both means). In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable class of the relevant Series available for distribution to such shareholders. All shares are freely transferable and have no preemptive, subscription or conversion rights. The Trustees may require shareholders to redeem Shares for any reason under terms set by the Trustees.
     In the interest of economy and convenience, the Trust does not issue certificates representing the Series’ shares. Instead, the Transfer Agent maintains a record of each shareholder’s ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Series shares and any dividends and distributions paid by the Series are reflected in account statements from the Transfer Agent.
     The Act requires that where more than one series of shares exists, each series must be preferred over all other series in respect of assets specifically allocated to such series. Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless the interests of each series in the matter are substantially identical or the matter does not affect any interest of such series. However, Rule 18f-2 exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of trustees from the separate voting requirements of Rule 18f-2.
     The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees without the vote or consent of shareholders, either to one vote for each share or to one vote for each dollar of net asset value represented by such shares on all matters presented to shareholders including the election of Trustees (this method of voting being referred to as “dollar based voting”). However, to the extent required by the Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meetings. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust and such other matters as the Trustees may determine or may be required by law.
     The Declaration of Trust provides for indemnification of Trustees, officers, employees and agents of the Trust unless the recipient is adjudicated (i) to be liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office or (ii) not to have acted in good faith in the reasonable belief that such person’s actions were in the best interest of the Trust. The Declaration of Trust provides that, if any shareholder or former shareholder of any series is held personally liable solely by reason of being or having been a shareholder and not because of the shareholder’s acts or omissions or for some other reason, the shareholder or former shareholder (or the shareholder’s heirs, executors, administrators, legal representatives or general successors) shall be held harmless from and indemnified against all loss and expense arising from such liability. The Trust acting on behalf of any affected series, must, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the series and satisfy any judgment thereon from the assets of the series.
     The Declaration of Trust permits the termination of the Trust or of any series or class of the Trust (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine, in their sole discretion, that such action is in the best interest of the Trust, such Series, such class or their shareholders. The Trustees may consider such factors as they in their sole discretion deem appropriate in making such determination, including (i) the inability of the Trust or any respective series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, or any series or class thereof, or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.
     The Declaration of Trust authorizes the Trustees, without shareholder approval to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a “master-feeder” structure by investing all or a portion of the assets of a series of the Trust in the securities of another open-end investment company with substantially the same investment objective, restrictions and policies.
     The Declaration of Trust permits the Trustees to amend the Declaration of Trust without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment (i) that would adversely affect the voting rights of shareholders; (ii) that is required by law to be approved by shareholders; (iii) that would amend the provisions of the Declaration of Trust regarding amendments and supplements thereto; or (iv) that the Trustees determine to submit to shareholders.
     The Trustees may appoint separate Trustees with respect to one or more series or classes of the Trust’s shares (the “Series Trustees”). Series Trustees may, but are not required to, serve as Trustees of the Trust or any other series or class of the Trust. To the extent provided by the Trustees in the appointment of the Series Trustees, the Series Trustees may have, to the exclusion of any other Trustees of the Trust, all the powers and authorities of Trustees under the Declaration of Trust with respect to such series or class, but may have no power or authority with respect to any other series or class.
Shareholder and Trustee Liability
     Under Delaware law, the shareholders of the Series are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the

Trust. However, no similar statutory or other authority limiting statutory trust shareholder liability exists in other states. As a result, to the extent that a Delaware statutory trust or a shareholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware statutory trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a Series. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by a Series of the Trust. The Declaration of Trust provides for indemnification by the relevant Series for all loss suffered by a shareholder as a result of an obligation of the Series. The Declaration of Trust also provides that a Series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Series and satisfy any judgment thereon. In view of the above, the risk of personal liability of shareholders of a Delaware statutory trust is remote.
     In addition to the requirements set forth under Delaware law, the Declaration of Trust provides that shareholders of a Series may bring a derivative action on behalf of the Series only if the following conditions are met: (i) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the Series, or 10% of the outstanding shares of the class to which such action relates, shall join in the request for the Trustees to commence such action; and (ii) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Trustees will be entitled to retain counsel or other advisers in considering the merits of the request and may require an undertaking by the shareholders making such request to reimburse the Series for the expense of any such investment advisers in the event that the Trustees determine not to bring such action.
     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.
Minimum Investments in the Funds
     For information about minimum investment requirements for the Funds and their share classes, please see the Prospectuses. The minimum initial investment requirements for all share classes will be waived for any intermediaries (and their current and future investor clients) that held shares of any of the Trust’s Institutional Liquid Assets Portfolios as of March 1, 2010.
TAXATION
     The following is only a summary of certain additional U.S. federal income, and certain state and local, tax considerations affecting the Series and the purchase, ownership and disposition of shares in each Series. This summary does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Prospective shareholders are urged to consult their own tax advisers with respect to the specific federal, state, local and foreign tax consequences of investing in each Series in light of their particular tax situations. The summary is based on the laws in effect on May 14, 2010, which are subject to change.
Series Taxation
     Each Series is treated as a separate entity for tax purposes. Each Series has elected to be treated and intends to qualify for each taxable year as a regulated investment company under Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”). If for any taxable year a Series does not qualify as a regulated investment company, it will be taxed on all of its investment company taxable income and net capital gain at corporate rates, without any deduction for dividends paid, its net tax-exempt interest (if any) may be subject to the alternative minimum tax, and its distributions to shareholders will be taxable as ordinary dividends to the extent of its current and accumulated earnings and profits.
     There are certain tax requirements that each Series must satisfy if it is to avoid federal taxation. In their efforts to adhere to these requirements, the Series may have to limit their investment activities in some types of instruments. Qualification as a regulated investment company under the Code requires, among other things, that a Series (i) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to the Series’ business of investing in stocks, securities or currencies (the “90% gross income test”); and (ii) diversify its holdings so that in general, at the close of each quarter of its taxable year, (a) at least 50% of the fair market value of the Series’ total (gross) assets is comprised of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of such Series’ total assets and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total (gross) assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), two or more issuers controlled by the Series and engaged in the same, similar or related trades or businesses, or certain publicly traded partnerships. For purposes of these requirements, participation interests will be treated as securities, and the issuer will be identified on the basis of market risk and credit risk associated with any particular interest. Certain payments received with respect to such interests, such as commitment fees and certain facility fees, may not be treated as income qualifying under the 90% test.
     For purposes of the 90% gross income test, income that a Series earns from equity interests in certain entities that are not treated as corporations for U.S. federal income tax purposes will generally have the same character for the Series as in the hands of such an entity; consequently, a Series may be required to limit its equity investments in any such entities that earn fee income, rental income, or other non-qualifying income. In addition, future Treasury regulations could provide that qualifying income under the 90% gross income test will not include gains from foreign currency transactions that are not directly related to a Series’ principal business of investing in stock or securities or options and futures with respect to stock or securities. Using foreign currency positions or entering into foreign currency options, futures and forward or swap contracts for purposes other than hedging currency risk with respect to securities in a Series’ portfolio or anticipated to be acquired may not qualify as “directly-related” under these tests.
     If a Series complies with the foregoing provisions, then in any taxable year in which the Series distributes, in compliance with the Code’s timing and other requirements, at least 90% of its “investment company taxable income” (which includes dividends, taxable interest, taxable accrued original issue discount and market discount income, income from securities lending, any net short-term capital gain in excess of net long-term capital loss, certain net realized foreign exchange gains and any other taxable income other than “net capital gain,” as defined below, and is reduced by deductible expenses), and at least 90% of the excess of its gross tax-exempt interest income (if any) over certain disallowed deductions, the Series (but not its shareholders) will be relieved of federal income tax on any income of the Series, including long-term capital gains, distributed to shareholders. If, instead, a Series retains any investment company taxable income or “net capital gain” (the excess of net long-term capital gain over net short-term capital loss), it will be subject to a tax at regular corporate rates on the amount retained. Because there are some uncertainties regarding the computation of the amounts deemed distributed to Series shareholders for these purposes – including, in particular, uncertainties regarding the portion, if any, of amounts paid in redemption of Series shares that should be treated as such distributions – there can be no assurance that each Series will avoid corporate-level tax in each year.
     Each Series intends to distribute for each taxable year to its shareholders all or substantially all of its investment company taxable income, net capital gain and any net tax-exempt interest.
     If a Series retains any net capital gain, the Series may designate the retained amount as undistributed capital gains in a notice to its shareholders who (1) if subject to U.S. federal income tax on long-term capital gains, will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of that undistributed amount, and (2) will be entitled to credit their proportionate shares of the tax paid by the Series against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds those liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Series will be increased by the amount of any such undistributed net capital gain included in the shareholder’s gross income and decreased by the federal income tax paid by the Series on that amount of net capital gain.
     In order to avoid a 4% federal excise tax, each Series must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on December 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for all previous years that were not distributed for those years and on which the Series paid no federal income tax. Each Series anticipates that it will generally make timely distributions of income and capital gains in compliance with these requirements so that it will generally not be required to pay the excise tax.
     For federal income tax purposes, each Series is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the loss. As of August 31, 2009, the following Series had had capital loss carryforwards approximating the amounts indicated, expiring in the years indicated:

	Prime		Treasury	Treasury
Year[1]	Obligations	Money Market	Obligations	Instruments	Government	Federal	Tax-Free

Expiring 2016	$6,447,108	—	—	—	—	—	—
Expiring 2017	—	—	—	—	—	—	—

Total[2]	$6,447,108	—	—	—	—	—	—

[1]	Expiration occurs on August 31 of the year indicated.

[2]	During the fiscal period January 1, 2009 through August 31, 2009, Money Market and Prime Obligations Funds utilized $2,824,541 and $9,507,514 of capital losses, respectively.

     A Series’ investment in zero coupon securities, deferred interest securities, certain structured securities or other securities bearing original issue discount or, if a Series elects to include market discount in income currently, market discount, as well as any “marked-to-market” gain from certain options, futures or forward contracts, as described above, will in many cases cause it to realize income or gain before the receipt of cash payments with respect to these securities or contracts. For a Series to obtain cash to enable the Series to distribute any such income or gain, to maintain its qualification as a regulated investment company and to avoid federal income and excise taxes, the Series may be required to liquidate portfolio investments sooner than it might otherwise have done.
Non-U.S. Shareholders
     The discussion above relates solely to U.S. federal income tax law as it applies to “U.S. persons” subject to tax under such law.
     For distributions attributable to taxable years of the Government Fund, Federal Fund, Treasury Obligations Fund and Treasury Instruments Fund, beginning before September 1, 2010, nonresident aliens, foreign corporations and other foreign investors in one of those Series will generally be exempt from U.S. federal income tax on Series distributions attributable to U.S.-source interest income and capital gains of a Series. Tax may apply to such capital gain distributions, however, if the recipient’s investment in a Series is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. Distributions of interest income and short-term capital gains by Money Market Fund and Prime Obligations Fund are generally subject to U.S. tax withholding. Non-U.S. shareholders of a Series may be subject to U.S. estate tax with respect to their shares. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Series.
State and Local Taxes
     A Series may be subject to state or local taxes in jurisdictions in which it is deemed to be doing business. In addition, in those states or localities that impose income taxes, the treatment of a Series and its shareholders under those jurisdictions’ tax laws may differ from their treatment under federal income tax laws, and an investment in the Series may have tax consequences for shareholders that are different from those of a direct investment in the Series’ securities. Shareholders should consult their own tax advisers concerning these matters. For example, it may be appropriate for shareholders to review with their tax advisers the state income and, if applicable, intangible property tax consequences of investments by the Series in securities issued by the particular state or the U.S. government or its various agencies or instrumentalities, because many states (i) exempt from personal income tax distributions made by regulated investment companies from interest on obligations of the particular state or on direct U.S. government obligations and/or (ii) exempt from intangible property tax the value of the shares of such companies attributable to such obligations, subject to certain state-specific requirements and/or limitations.
FINANCIAL STATEMENTS
     The audited financial statements and related report of PricewaterhouseCoopers LLP, independent registered public accounting firm, contained in the 2009 Annual Report for the Funds are incorporated by reference herein. The financial statements in the Annual Report for these Series have been incorporated herein by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. No other portions of the Series’ Annual Report are incorporated herein by reference. The financial statements for each Series contained in each Series’ Semi-Annual Report (unaudited) for the fiscal period ended February 28, 2010 are also incorporated herein by reference. A copy of the Annual Report and Semi-Annual Report (unaudited) may be obtained upon request and without charge by writing Goldman Sachs, P.O. Box 06050, Chicago, Illinois 60606-6300 or by calling Goldman Sachs, at the telephone number on the back cover of each Series’ Prospectuses.
PROXY VOTING
     The Trust, on behalf of its series, has delegated the voting of portfolio securities to the Investment Adviser. The Investment Adviser has adopted policies and procedures (the “Policy”) for the voting of proxies on behalf of client accounts for which the Investment Adviser has voting discretion, including the Series. Under the Policy, the Investment Adviser’s guiding principles in performing proxy voting are to make decisions that: (i) favor proposals that in the Investment Adviser’s view tend to maximize a company’s shareholder value; and (ii) are not influenced by conflicts of interest. These principles reflect the Investment Adviser’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.
     The principles and positions reflected in the Policy are designed to guide the Investment Adviser in voting proxies, and not necessarily in making investment decisions. The Investment Adviser periodically reviews the Policy to ensure that it continues to be consistent with the Investment Adviser’s guiding principles.

     Public Equity Investments. To implement these guiding principles for investments in publicly-traded equities, the Investment Adviser has developed customized proxy voting guidelines (the “Guidelines”). The Guidelines embody the positions and factors the Investment Adviser generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, issues of corporate social responsibility and various shareholder proposals. Attached as Appendix B is a summary of the Guidelines.
     The Investment Adviser has retained a third-party proxy voting service (“Proxy Service”) to assist in the implementation of certain proxy voting-related functions. Among its responsibilities, the Proxy Service prepares a written analysis and recommendation (a “Recommendation”) of each proxy vote that reflects the Proxy Service’s application of the GSAM Guidelines to the particular proxy issues. While it is the Investment Adviser’s policy generally to follow the Guidelines and recommendations, the Investment Adviser’s portfolio management teams (“Portfolio Management Teams”) may on certain proxy votes seek approval to diverge from the Guidelines or a recommendation, by following an “override” process. Such decisions are subject to a review and approval process, including a determination that the decision is not influenced by any conflict of interest. In forming their views on particular matters, the Portfolio Management Teams are also permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and recommendations.
     The Proxy Service assists in the implementation and administration of the proxy voting function. The Proxy Service assists the Investment Adviser in the proxy voting process by providing operational, recordkeeping and reporting services. In addition, the Proxy Service produces Recommendations as previously discussed and provides assistance in the development and maintenance of the GSAM Guidelines.
     GSAM conducts periodic due diligence meetings with the Proxy Service which include, but are not limited to, a review of the Proxy Service’s general organizational structure, new developments with respect to research and technology, work flow improvements and internal due diligence with respect to conflicts of interest. The Investment Adviser may hire other service providers to replace or supplement the Proxy Service with respect to any of the services the Investment Adviser currently receives from the Proxy Service.
     The Investment Adviser has implemented procedures designed to prevent conflicts of interest from influencing its proxy voting decisions. These procedures include the Investment Adviser’s use of the Guidelines and recommendations and the override process, and the establishment of information barriers between the Investment Adviser and other businesses within The Goldman Sachs Group, Inc.
     Fixed Income and Private Investments. Voting decisions with respect to fixed income securities and the securities of privately held issuers generally will be made by a series’ managers based on their assessment of the particular transactions or other matters at issue.
     Information regarding how the Trust’s series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on or through the series’ website at http://www.goldmansachsfunds.com and on the SEC’s website at http://www.sec.gov.
PAYMENTS TO INTERMEDIARIES
     The Investment Adviser, Distributor and/or their affiliates may make payments to Authorized Dealers, Service Organizations and other financial intermediaries (“Intermediaries”) from time to time to promote the sale, distribution and/or servicing of shares of the Series. These payments (“Additional Payments”) are made out of the Investment Adviser’s, Distributor’s and/or their affiliates own assets, and are not an additional charge to the Series or their shareholders. The Additional Payments are in addition to the distribution and service fees paid by the Series described in the Series’ Prospectuses and this SAI.
     These Additional Payments are intended to compensate Intermediaries for, among other things: marketing shares of the Series, which may consist of payments relating to Series included on preferred or recommended fund lists or in certain sales programs from time to time sponsored by the Intermediaries; access to the Intermediaries’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; “finders” or “referral fees” for directing investors to the Series; marketing support fees for providing assistance in promoting the sale of Series shares (which may include promotions in communications with the Intermediaries’ customers, registered representatives and salespersons); and/or other specified services intended to assist in the distribution and marketing of the Series. In addition, the Investment Adviser, Distributor and/or their affiliates may make Additional Payments (including through sub-transfer agency and networking agreements) for sub-accounting, administrative and/or shareholder processing services that are in addition to the transfer agent, shareholder administration, servicing and processing fees paid by the Series. These payments may not exceed amounts earned on these assets by the Investment Adviser, Distributor, and/or their affiliates for the performance of these or similar services. The Additional Payments made by the Investment Adviser, Distributor and their affiliates may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. Furthermore, the Investment Adviser, Distributor and/or their affiliates may, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. The Investment Adviser, Distributor and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs subject to applicable FINRA regulations. The amount of these Additional Payments (excluding payments made through sub-transfer agency and networking agreements) is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Intermediaries. The Additional Payments are negotiated based on a range of factors, including but not limited to, ability to attract and retain assets (including particular classes of Series’ shares), target markets, customer relationships, quality of service and industry reputation. In addition, certain Intermediaries may have access to certain research and investment services from the Investment Adviser, Distributor and/or their affiliates. In certain cases, the Intermediary may not pay for these products or services. Such research and investment services (“Additional Services”) may include research reports, economic analysis, portfolio analysis tools, business planning services, certain marketing and investor education materials and strategic asset allocation modeling.
     The Additional Payments made by the Investment Adviser, Distributor and/or their affiliates may be different for different Intermediaries and may vary with respect to the type of fund (e.g., equity, fund, fixed income fund, specialty fund, asset allocation portfolio or money market fund) sold by the Intermediary. In addition, the Additional Payment arrangements may include breakpoints in compensation which provide that the percentage rate of compensation varies as the dollar value of the amount sold or invested through an Intermediary increases. The presence of these Additional Payments, the varying fee structure and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend a Series based, at least in part, on the level of compensation paid. Shareholders should contact their Authorized Dealer or other Intermediary for more information about the payments they receive and any potential conflicts of interest.
     For the fiscal period January 1, 2009 through August 31, 2009, the Investment Adviser, Distributor and their affiliates made Additional Payments out of their own assets to approximately 118 Intermediaries. During the fiscal period January 1, 2009 through August 31, 2009, the Investment Adviser, Distributor and their affiliates paid to Intermediaries approximately $74.2 million in Additional Payments (including payments made through sub-transfer agency and networking agreements) with respect to all of the funds of the Trust (including the Series included in this SAI).
     Shareholders should contact their Authorized Dealer or other Intermediary for more information about the Additional Payments or Additional Services they receive and any potential conflicts of interest. For additional questions, please contact Goldman Sachs Funds at 1-800-621-2550.
OTHER INFORMATION
Selective Disclosure of Portfolio Holdings
     The Board of Trustees of the Trust and the Investment Adviser have adopted a policy on selective disclosure of portfolio holdings in accordance with regulations that seek to ensure that disclosure of information about portfolio securities is in the best interest of Series shareholders and to address the conflicts between the interests of Series shareholders and its service providers. The policy provides that neither a Series nor its Investment Adviser, Distributor or any agent, or any employee thereof (“Series Representative”) will disclose a Series’ portfolio holdings information to any person other than in accordance with the policy. For purposes of the policy, “portfolio holdings information” means a Series’ actual portfolio holdings, as well as nonpublic information about its trading strategies or pending transactions. Under the policy, neither a Series nor any Series Representative may solicit or accept any compensation or other consideration in connection with the disclosure of portfolio holdings information. A Series Representative may provide portfolio holdings information to third parties if such information has been included in a Series’ public filings with the SEC or is disclosed on the Series’ publicly accessible website. Information posted on the Series’ website may be separately provided to any person commencing the day after it is first published on the Series’ website.
     Portfolio holdings information that is not filed with the SEC or posted on the publicly available website may be provided to third parties only if the third party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. Disclosure to such third parties must be approved in advance by the Investment Adviser’s legal or compliance department. Disclosure to providers of auditing, custody, proxy voting and other similar services for the Series, as well as rating and ranking organizations, will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and intermediaries that sell shares of the Series,) only upon approval by the Series’ Chief Compliance Officer, who must first determine that the Series has a legitimate business purpose for doing so and check with the Series’ Transfer Agent to ascertain whether the third party has been identified as an excessive trader. In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality. In accordance with the policy, the identity of those recipients who receive non-public portfolio holdings information on an ongoing basis is as follows: the Investment Adviser and its affiliates; the Series’ independent registered public accounting firm; the Series’ custodian; the Series’ legal counsel, Dechert LLP; the Series’ financial printer, Bowne and the Series’ proxy voting service, ISS. These entities are obligated to keep such information confidential. Third party providers of custodial or accounting services to the Series may release non-public portfolio holdings information of the Series only with the permission of Series Representatives. From time to time portfolio holdings information may be provided to broker-dealers solely in connection with a Series seeking portfolio securities trading suggestions. In providing this information reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information. All marketing materials prepared by the Trust’s principal underwriter are reviewed by Goldman Sachs’ Compliance department for consistency with the Trust’s portfolio holdings disclosure policy.
     Each Series publishes its complete portfolio holdings as of the end of each month subject to a fifteen calendar-day lag between the date of the information and the date on which the information is disclosed. Each Series also publishes its holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. A Series may publish on the website complete portfolio holdings information more frequently if it has a legitimate business purpose for doing so. In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling 1-800-621-2550.
     Under the policy, Series Representatives will initially supply the Board of the Trustees with a list of third parties who receive portfolio holdings information pursuant to any ongoing arrangement. In addition, the Board is to receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings information that were permitted during the preceding quarter. In addition, the Board of Trustees is to approve at its meetings a list of Series Representatives who are authorized to disclose portfolio holdings information under the policy. As of May 14, 2010, only certain officers of the Trust as well as certain senior members of the compliance and legal groups of the Investment Adviser have been approved by the Board of Trustees to authorize disclosure of portfolio holdings information.
Miscellaneous
     As stated in the Prospectuses, the Trust may authorize service organizations and other institutions that provide recordkeeping, reporting and processing services to their customers to accept on the Trust’s behalf purchase, redemption and exchange orders placed by or on behalf of their customers and, if approved by the Trust, to designate other intermediaries to accept such orders. These institutions may receive payments from the Trust or Goldman Sachs for their services. In some, but not all, cases these payments will be pursuant to a Premier Administration, Distribution and Service Plan described in the Prospectuses and the following sections. Certain Service organizations or institutions may enter into sub-transfer agency agreements with the Trust or Goldman Sachs with respect to their services.
     In the interest of economy and convenience, the Trust does not issue certificates representing interests in the Series’ or shares. Instead, the transfer agent maintains a record of each shareholder’s ownership. Each shareholder receives confirmation of purchase and redemption orders from the transfer agent. Shares representing interests in a particular Series and any dividends and distributions paid by a Series are reflected in account statements from the transfer agent.
     The Prospectuses and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectuses and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectuses or in this SAI as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectuses and this SAI form a part, each such statement being qualified in all respects by such reference.

Line of Credit
     The Series participate in a $660,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management or investment advisory agreements with GSAM or its affiliates. Pursuant to the terms of this facility, the Funds and other borrowers may increase the credit amount by an additional $340,000,000, for a total of up to $1 billion. Under the most restrictive arrangement, the Funds must own securities having a market value in excess of 300% of each Fund’s total bank borrowings. This facility is to be used for temporary emergency purposes or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Series based on the amount of the commitment that has not been utilized. During the fiscal period January 1, 2009 through August 31, 2009, the Series did not have any borrowings under the facility.
Large Trade Notifications
     The Transfer Agent may from time to time receive notice that an Authorized Dealer or other financial intermediary has received an order for a large trade in a Series’ shares. The Series may determine to enter into portfolio transactions in anticipation of that order, even though the order will not be processed until the following business day. This practice provides for a closer correlation between the time shareholders place trade orders and the time a Series enters into portfolio transactions based on those orders, and permits the Series to be more fully invested in investment securities, in the case of purchase orders, and to more orderly liquidate their investment positions, in the case of redemption orders. On the other hand, the Authorized Dealer or other financial intermediary may not ultimately process the order. In this case, the Series may be required to borrow assets to settle the portfolio transactions entered into in anticipation of that order, and would therefore incur borrowing costs. The Series may also suffer investment losses on those portfolio transactions. Conversely, the Series would benefit from any earnings and investment gains resulting from such portfolio transactions.
Corporate Actions
     From time to time, the issuer of a security held in a Series’ portfolio may initiate a corporate action relating to that security. Corporate actions relating to equity securities may include, among others, an offer to purchase new shares, or to tender existing shares, of that security at a certain price. Corporate actions relating to debt securities may include, among others, an offer for early redemption of the debt security, or an offer to convert the debt security into stock. Certain corporate actions are voluntary, meaning that a Series may only participate in the corporate action if it elects to do so in a timely fashion. Participation in certain corporate actions may enhance the value of a Series’ investment portfolio.
     In cases where a Series or its Investment Adviser receives sufficient advance notice of a voluntary corporate action, the Investment Adviser will exercise its discretion, in good faith, to determine whether a Series will participate in that corporate action. If a Series or its Investment Adviser does not receive sufficient advance notice of a voluntary corporate action, the Series may not be able to timely elect to participate in that corporate action. Participation or lack of participation in a voluntary corporate action may result in a negative impact on the value of a Series’ investment portfolio.

SERVICE PLAN AND SHAREHOLDER ADMINISTRATION PLAN
(FST Service Shares Only)
     The Trust has adopted a service plan and a separate shareholder administration plan on behalf of each Fund with respect to the FST Service Shares (the “Service Shares Plans”). The Service Shares Plans authorize the Series to compensate service organizations for providing certain personal and account maintenance services and shareholder administration services to their customers who are or may become beneficial owners of such shares. Pursuant to the Service Shares Plans, the Trust, on behalf of each Fund, enters into agreements with service organizations which purchase FST Service Shares on behalf of their customers (“Service Agreements”). Under such Service Agreements, the service organizations may perform some or all of the following services:
(i) Personal and account maintenance services, including: (a) providing facilities to answer inquiries and respond to correspondence with customers and other investors about the status of their accounts or about other aspects of the Trust or the applicable Series; (b) acting as liaison between the service organization’s customers and the Trust, including obtaining information from the Trust and assisting the Trust in correcting errors and resolving problems; (c) providing such statistical and other information as may be reasonably requested by the Trust or necessary for the Trust to comply with applicable federal or state law; (d) responding to investor requests for prospectuses; (e) displaying and making prospectuses available on the service organization’s premises; and (f) assisting customers in completing application forms, selecting dividend and other account options and opening custody accounts with the service organization.
(ii) Shareholder administration services, including: (a) acting or arranging for another party to act, as recordholder and nominee of the FST Service Shares beneficially owned by the service organization’s customers; (b) establishing and maintaining, or assist in establishing and maintaining, individual accounts and records of customers who beneficially own FST Service Shares; (c) processing, or assist in processing, confirmations concerning customer orders to purchase, redeem and exchange FST Service Shares; (d) receiving and transmitting, or assist in receiving and transmitting, funds representing the purchase price or redemption proceeds of such FST Service Shares; (e) processing dividend payments on behalf of customers; (f) facilitating the inclusion of

Series in accounts, products or services offered to customers by or through Service Organizations; and (g) performing other related services which do not constitute “any activity which is primarily intended to result in the sale of shares” within the meaning of Rule 12b-1 under the Act or “personal and account maintenance services” within the meaning of applicable FINRA rules, or any successor rules thereto.
     As compensation for such services, the Trust, on behalf of each Fund, pays each service organization a service fee in an amount up to 0.25% (on an annualized basis) and a shareholder administration fee in an amount up to 0.25% (on an annualized basis) of the average daily net assets of the FST Service Shares of each Fund attributable to or held in the name of such service organization for its customers. The Trust, on behalf of the Series, accrues payments made to a service organization pursuant to a Service Agreement daily. All inquiries of beneficial owners of FST Service Shares should be directed to the owners’ service organization.
     For the fiscal period January 1, 2009 through August 31, 2009 and fiscal years ended December 31, 2008, December 31, 2007 and December 31, 2006, the amount of fees paid by each Fund to service organizations pursuant to the Service Shares Plans was as follows:

Fund	2009†	2008	2007	2006

Prime Obligations Fund	$3,646,294	$8,706,699	$8,862,287	$7,268,264
Money Market Fund	1,682,402	3,479,555	3,011,367	1,991,896
Treasury Obligations Fund	3,827,824	7,716,984	7,858,785	5,886,417
Treasury Instruments Fund	1,421,641	3,313,127	1,472,666	928,657
Government Fund	2,156,637	2,452,494	2,100,579	1,637,761
Federal Fund	3,738,668	5,280,366	3,514,344	2,860,000
Tax-Free Fund	543,040	1,580,164	1,224,406	756,172

†	Each Series changed its fiscal year end from December 31 to August 31. Accordingly, the figures in this table reflect amounts for the 8-month period ended August 31, 2009 and fiscal years ended December 31, 2008, December 31, 2007 and December 31, 2006.
     For the fiscal period January 1, 2009 through August 31, 2009 and fiscal years ended December 31, 2008, December 31, 2007 and December 31, 2006, Goldman Sachs agreed voluntarily to waive a portion of the service fees to which it was entitled pursuant to the Service Shares Plans. Had such fees been imposed, the following additional fees would have been incurred by these Series for the periods indicated:

Fund	2009†*	2008	2007	2006

Prime Obligations Fund	$719,769	$—	$—	$—
Money Market Fund	289,499	—	—	—
Treasury Obligations Fund	2,192,457	582,369	—	—
Treasury Instruments Fund	987,124	115,405	—	—
Government Fund	484,338	—	—	—
Federal Fund	1,370,392	—	—	—
Tax-Free Fund	111,224	—	—	—

†	Each Series changed its fiscal year end from December 31 to August 31. Accordingly, the figures in this table reflect amounts for the 8-month period ended August 31, 2009 and fiscal years ended December 31, 2008, December 31, 2007 and December 31, 2006.

*	During the fiscal period January 1, 2009 through August 31, 2009, Goldman Sachs voluntarily agreed to waive a portion of the service and shareholder administration fees attributable to the FST Service Shares of the each Fund, and the effective service and shareholder administration fees during this fiscal period for the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Federal, Government and Tax-Free Funds were 0.40%, 0.41%, 0.21%, 0.15%, 0.32%, 0.39% and 0.40%, respectively. Goldman Sachs anticipates that these waivers will be temporary, and it may modify or terminate these waivers at any time.
     The Trust has adopted the Service Plan (but not the Shareholder Administration Plan) pursuant to Rule 12b-1 under the Act in order to avoid any possibility that payments to the service organizations pursuant to the Service Agreements might violate the Act. Rule 12b-1, which was adopted by the SEC under the Act, regulates the circumstances under which an investment company such as the Trust may bear expenses associated with the distribution of its securities. In particular, such an investment company cannot engage directly or indirectly in financing any activity which is primarily intended to result in the sale of securities issued by the company unless it has adopted a plan pursuant to, and complies with the other requirements of, such Rule. The Trust believes that fees paid for the services provided in the Service Plan and described above are not expenses incurred primarily for effecting the distribution of FST Service Shares. However, should such payments be deemed by a court or the SEC to be distribution expenses, such payments would be duly authorized by the Service Plan.
     Conflict of interest restrictions (including ERISA) may apply to a service organization’s receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in FST Service Shares. Service organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or State Securities Commissions, are urged to consult legal advisers before investing fiduciary assets in FST Service Shares. In addition, under some state securities laws, banks and other financial institutions purchasing FST Service Shares on behalf of their customers may be required to register as dealers.
     The Trustees of the Trust, including a majority of the non-interested Trustees, most recently voted to approve the Service Shares Plans and Service Agreements at a meeting called for the purpose of voting on such Service Shares Plans and Service Agreements on June 17, 2009. The Service Shares Plans and related Service Agreements will remain in effect until June 30, 2010. The Service Shares Plans and related Service Agreements will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above.
     A Service Plan may not be amended (but a Shareholder Administration Plan may be amended) to increase materially the amount to be spent for the services described therein without approval of the FST Service Shareholders of the affected Series, and all material amendments of a Plan must also be approved by the Trustees in the manner described above. A Service Plan may be terminated at any time by a majority of the Board of Trustees as described above or by vote of a majority of the outstanding FST Resource Shares or FST Service Shares of the affected Series. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees as described above or by a vote of a majority of the outstanding FST Resource Shares or FST Service Shares of the affected Series on not more than sixty (60) days’ written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. So long as the Plans are in effect, the selection and nomination of those Trustees who are not interested persons shall be determined by the discretion of the non-interested Trustees of the Trust. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plans will benefit the Series and holders of FST Service Shares of such Series.
SERVICE PLAN AND ADMINISTRATION PLAN
(FST Premier Shares Only)
     The Trust has adopted a service plan and administration plan on behalf of each Fund with respect to the FST Premier Shares (as used in this section, the “Plans”). The Plans authorize the Series to compensate service organizations for providing certain personal and account maintenance services and administration services to their customers who are or may become beneficial owners of such shares. Pursuant to the Plans, the Trust, on behalf of each Fund, enters into agreements with service organizations which purchase FST Premier Shares on behalf of their customers (“Service Agreements”). Under such Service Agreements, the service organizations may perform some or all of the following services:
(i) Personal and account maintenance services, including: (a) providing facilities to answer inquiries and respond to correspondence with customers and other investors about the status of their accounts or about other aspects of the Trust or the applicable Series; (b) acting as liaison between the service organization’s customers and the Trust, including obtaining information from the Trust and assisting the Trust in correcting errors and resolving problems; (c) providing such statistical and other information as may be reasonably requested by the Trust or necessary for the Trust to comply with applicable federal or state law; (d) responding to investor requests for prospectuses; (e) displaying and making prospectuses available on the service organization’s premises; and (f) assisting customers in completing application forms, selecting dividend and other account options and opening custody accounts with the service organization.
(ii) administration services, including: (a) acting or arranging for another party to act, as recordholder and nominee of all FST Premier Shares beneficially owned by customers; (b) establishing and maintaining individual accounts and records with respect to FST Premier Shares owned by each customer; (c) processing and issuing confirmations concerning customer orders to purchase, redeem and exchange FST Premier Shares; (d) receiving and transmitting funds representing the purchase price or redemption proceeds of FST Premier Shares; (e) providing services to customers intended to facilitate or improve their understanding of the benefits and risks of a Fund; (f) facilitating the inclusion of a Fund in investment, retirement, asset allocation, cash management or sweep accounts or similar products or services offered to customers by or through service organizations; (g) facilitating electronic or computer trading and/or processing in a Fund or providing electronic, computer or other database information regarding a Fund to customers; (h) developing, maintaining and supporting systems necessary to support accounts for FST Premier Shares; and (i) performing any other services which do not constitute “personal and account maintenance services” within the meaning of applicable FINRA Rules.
     As compensation for such services, the Trust, on behalf of each Fund, pays each service organization a service fee in an amount up to 0.10% (on an annualized basis) and an administration fee in an amount up to 0.25% (on an annualized basis) of the average daily net assets of the FST Premier Shares of each Fund attributable to or held in the name of such service organization for its customers. The Trust, on behalf of the Series, accrues payments made to a service organization pursuant to a Service Agreement daily. All inquiries of beneficial owners of FST Premier Shares should be directed to the owners’ service organization.
     Because the FST Premier Shares have not commenced operations, the Funds have not paid any fees to service organizations under the Plans.
     Conflict of interest restrictions (including ERISA) may apply to a service organization’s receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in FST Premier Shares. Service organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or State Securities Commissions, are urged to consult legal advisers before investing fiduciary assets in FST Premier Shares. In addition, under some state securities laws, banks and other financial institutions purchasing FST Premier Shares on behalf of their customers may be required to register as dealers.
     The Trustees of the Trust, including a majority of the non-interested Trustees, voted to approve the Plans and Service Agreements at a meeting called for the purpose of voting on such Plans and Service Agreements on February 11, 2010. The Plans and related Service Agreements will remain in effect until June 30, 2010. The Plans and related Service Agreements will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above.
     Each Plan may not be amended to increase materially the amount of compensation payable for services and expenses described therein, and other material amendments to each Plan shall not be made, unless approved by the Trustees in the manner described above. Each Plan may be terminated at any time by a majority of the Board of Trustees as described above or by vote of a majority of the outstanding FST Premier Shares of the affected Series. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees as described above or by a vote of a majority of the outstanding FST Premier Shares of the affected Series on not more than sixty (60) days’ written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. So long as the Plans are in effect, the selection and nomination of those Trustees who are not interested persons shall be determined by the discretion of the non-interested Trustees of the Trust. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plans will benefit the Series and holders of FST Premier Shares of such Series.
DISTRIBUTION AND SERVICE PLANS
     FST Class B and Class C Distribution and Service Plans. As described in the Prospectus, the Trust has adopted distribution and service plans pursuant to Rule 12b-1 under the Act with respect to FST Class B and Class C Shares on behalf of the Prime Obligations Fund (the “Distribution and Service Plans”). See “Shareholder Guide — Distribution and Service Fees and Services,” and “— Personal Account Maintenance Services and Fees for FST Class B and FST Class C Shares” in the Prospectus. The Distribution and Service Plans finance distribution and other services that are provided to investors in the Series and enable the Series to offer investors the choice of investing in either Class B (subject to the limitations described herein) or Class C Shares when investing in the Series. In addition, the Distribution and Service Plans are intended to assist the Series in reaching and maintaining asset levels that are efficient for the Series’ operations and investments.
     The Distribution and Service Plans were approved on February 11, 2010 by a majority vote of the Trustees of the Trust, including a majority of the non-interested Trustees, cast in person at a meeting called for the purpose of approving the Distribution and Service Plans on behalf of the Prime Obligations Fund.
     The compensation for distribution services payable under the Distribution and Service Plans to Goldman Sachs may not exceed 0.75% per annum of the average daily net assets attributable to FST Class B or Class C Shares of the Prime Obligations Fund. In connection with the sale of Class C Shares, Goldman Sachs normally begins paying the 0.75% distribution fee as an ongoing commission to Authorized Dealers after the shares have been held for one year.
     Under the Distribution and Service Plans for FST Class B and Class C Shares, Goldman Sachs is also entitled to receive a separate fee for personal and account maintenance services equal to an annual basis of 0.25% of the average daily net assets attributable to FST Class B or Class C Shares of the Prime Obligations Fund. This fee is for personal and account maintenance services, and may be used to make payments to Goldman Sachs, Authorized Dealers and their officers, sales representatives and employees for responding to inquiries of, and furnishing assistance to, shareholders regarding ownership of their shares of their accounts or similar services not otherwise provided on behalf of the Prime Obligations Fund. In connection with the sales of Class C Shares, Goldman Sachs normally begins paying the 0.25% ongoing service fee to Authorized Dealers after the shares have been held for one year.

     The Distribution and Service Plans are compensation plans which provide for the payment of a specified fee without regard to the expenses actually incurred by Goldman Sachs. The distribution fees received by Goldman Sachs under the Distribution and Service Plans and CDSC on FST Class B Shares may be sold by Goldman Sachs as distributor to entities which provide financing for payments to Authorized Dealers in respect of sales of FST Class B Shares. Goldman Sachs may also pay up to the entire amount of its fee under the Class C Distribution and Service Plan to service organizations or other institutions for providing services in connection with the sale of Class C Shares. To the extent such fees are not paid to such dealers, Goldman Sachs may retain such fee as compensation for its services and expenses of distributing FST Class B Shares and Class C Shares. If such fees exceed Goldman Sachs’ expenses, Goldman Sachs may realize a profit from these arrangements.
     The Distribution and Service Plans will remain in effect until June 30, 2010 and from year to year thereafter, provided such continuance is approved annually by a majority vote of the Trustees of the Trust, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Distribution and Service Plans. The Distribution and Service Plans may not be amended to increase materially the amount of distribution compensation described therein as to the Prime Obligations Fund without approval of a majority of the outstanding Class B or Class C Shareholders, as applicable, of the Prime Obligations Fund, but may be amended without shareholder approval to increase the amount of non-distribution compensation. All material amendments to the Distribution and Service Plans must also be approved by the Trustees of the Trust in the manner described above. The Distribution and Service Plans may be terminated at any time without payment of any penalty by a vote of the majority of the non-interested Trustees or by vote of a majority of the Class B or Class C Shares, as applicable, of the Prime Obligations Fund. If the Distribution and Service Plans were terminated by the Trust’s Board of Trustees and no successor plan were adopted, the Prime Obligations Fund would cease to make distribution payments to Goldman Sachs and Goldman Sachs would be unable to recover the amount of any of its unreimbursed distribution expenditures. So long as the Distribution and Service Plans are in effect, the selection and nomination of non-interested Trustees will be committed to the discretion of the non-interested Trustees of the Trust. The Trustees have determined that in their judgment there is a reasonable likelihood that the Distribution and Service Plans will benefit the Prime Obligations Fund and Class B and Class C shareholders.
     Because the FST Class B and C Shares of the Prime Obligations Fund have not commenced operations, the Fund has not paid any fees to service organizations under the Distribution and Service Plans.
     FST Cash Management Shares and FST Resource Shares Distribution Plans and Service Plans. As described in the Prospectus, the Trust has adopted distribution plans pursuant to Rule 12b-1 under the Act with respect to FST Cash Management Shares and FST Resource Shares on behalf of each Fund (the “Distribution Plans”). The Trust has also adopted separate service plans with respect to FST Cash Management Shares and FST Resource Shares on behalf of each Fund (the “Service Plans” and together with the Distribution Plans, the “Plans”).
     The Plans were approved on February 11, 2010 on behalf of each Fund by a majority vote of the Trust’s Board of Trustees, including a majority of the non-interested Trustees, cast in person at a meeting called for the purpose of approving the Plans. The Plans will remain in effect until June 30, 2010 and from year to year thereafter, provided such continuance is approved annually by a majority vote of the Board of Trustees of the Trust, including a majority of the non-interested Trustees. Neither of the Distribution Plans may be amended to increase materially the amount to be spent for the services described therein as to a particular Series without approval of a majority of the outstanding FST Cash Management Shareholders or FST Resource Shareholders (as applicable) of that Fund. All material amendments to the Plans must be approved by the Board of Trustees of the Trust in the manner described above. The Plans may be terminated at any time without payment of any penalty by a vote of the majority of the non-interested Trustees or by vote of a majority of the FST Cash Management Shares or FST Resource Shares (as applicable) of the applicable Fund. So long as the Plans are in effect, the selection and nomination of non-interested Trustees shall be committed to the discretion of the non-interested Trustees of the Trust. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plans will benefit each Fund and its applicable class of Shareholders.
     The compensation payable under the Cash Management Shares Distribution Plan may not exceed 0.30% per annum of the average daily net assets attributable to FST Cash Management Shares of the Funds. The compensation payable under the FST Resource Shares Distribution Plan may not exceed 0.15% per annum of the average daily net assets attributable to FST Resource Shares of the Funds.
     Goldman Sachs may pay up to the entire amount of its fee under the Distribution Plans to service organizations or other institutions for providing services in connection with the sale of FST Cash Management Shares or FST Resource Shares (as applicable). To the extent such fees are not paid to such dealers, Goldman Sachs may retain such fee as compensation for its services and expenses of distributing FST Cash Management Shares or FST Resource Shares (as applicable). If such fee exceeds its expenses, Goldman Sachs may realize a profit from these arrangements.

     Each Distribution Plan is a compensation plan which provides for the payment of specified distribution fees without regard to the distribution expenses actually incurred by Goldman Sachs. If each Distribution Plan was terminated by the Trust’s Board of Trustees and no successor plan was adopted, the Funds would cease to make distribution payments to Goldman Sachs and Goldman Sachs would be unable to recover the amount of any of its unreimbursed distribution expenditures.
     Pursuant to the Service Plans, the Trust, on behalf of each Fund, enters into agreements with service organizations which purchase FST Cash Management Shares or FST Resource Shares on behalf of their customers (“Service Agreements”). Under such Service Agreements, the service organizations may perform some or all of the following services:
(i) Administration services, including: (a) acting, or arranging for another party to act, as recordholder and nominee of all FST Cash Management Shares or FST Resource Shares beneficially owned by customers; (b) establishing and maintaining individual accounts and records with respect to FST Cash Management Shares or FST Resource Shares owned by customers; (c) processing and issuing confirmations concerning customer orders to purchase, redeem and exchange FST Cash Management Shares or FST Resource Shares; (d) receiving and transmitting funds representing the purchase price or redemption proceeds of such FST Cash Management Shares or FST Resource Shares; (e) providing services to customers intended to facilitate or improve their understanding of the benefits and risks of a Fund; (f) facilitating the inclusion of a Fund in investment, retirement, asset allocation, cash management or sweep accounts or similar products or services offered to customers by or through service organizations; (g) facilitating electronic or computer trading and/or processing in a Fund or providing electronic, computer or other database information regarding a Fund to customers; (h) developing, maintaining and supporting systems necessary to support accounts for FST Cash Management Shares or FST Resource Shares; and (i) performing any other services which do not constitute “personal and account maintenance services” within the meaning of applicable FINRA Rules.
(ii) Personal and account maintenance services, including: (a) providing facilities to answer inquiries and respond to correspondence with customers and other investors about the status of their accounts or about other aspects of the Trust or the applicable Fund; (b) acting as liaison between customers and the Trust, including obtaining information from the Trust and assisting the Trust in correcting errors and resolving problems; (c) providing such statistical and other information as may be reasonably requested by the Trust or necessary for the Trust to comply with applicable federal or state law; (d) responding to investor requests for prospectuses; (e) displaying and making prospectuses available on the service organization’s premises; and (f) assisting customers in completing application forms, selecting dividend and other account options and opening custody accounts with the service organization.
     As compensation for such services under each Service Plan, the Trust on behalf of each Fund pays each service organization a service fee in an amount up to 0.50% (on an annual basis) of the average daily net assets of the FST Cash Management Shares or FST Resource Shares of each Fund attributable to or held in the name of such service organization for its customers; provided, however, that the fee paid for personal and account maintenance services shall not exceed 0.25% of such average daily net assets. The Trust, on behalf of a Fund, accrues payments made to a service organization pursuant to a Service Agreement daily. The Service Agreements shall terminate automatically if assigned. All inquiries of beneficial owners of FST Cash Management Shares or FST Resource Shares should be directed to the owners’ service organization.
     Because the FST Cash Management Shares and FST Resource Shares have not commenced operations, the Funds have not paid any distribution or service fees to Goldman Sachs or service organizations under the Plans.
     Conflict of interest restrictions (including ERISA) may apply to a service organization’s receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in FST Cash Management Shares or FST Resource Shares. Service organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or State Securities Commissions, are urged to consult legal advisers before investing fiduciary assets in FST Cash Management Shares or FST Resource Shares. In addition, under some state securities laws, banks and other financial institutions purchasing FST Cash Management Shares or FST Resource Shares on behalf of their customers may be required to register as dealers.

APPENDIX A: DESCRIPTION OF SECURITIES RATINGS
Short-Term Credit Ratings
     A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:
     “A-1” – A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
     “A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
     “A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
     “B” – A short-term obligation rated “B” is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2”, and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
     “B-1” – A short-term obligation rated “B-1” is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
     “B-2” – A short-term obligation rated “B-2” is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
     “B-3” – A short-term obligation rated “B-3” is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
     “C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
     “D” – A short-term obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
     Local Currency and Foreign Currency Risks — Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
     Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
     Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

1-A

     “P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
     “P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
     “P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
     “NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
     Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:
     “F1” – Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
     “F2” – Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
     “F3” – Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.
     “B” – Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.
     “C” – Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.
     “D” – Indicates an entity or sovereign that has defaulted on all of its financial obligations.
     “NR” – This designation indicates that Fitch does not publicly rate the associated issuer or issue.
     “WD” – This designation indicates that the rating has been withdrawn and is no longer maintained by Fitch.
     The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:
     “R-1 (high)” – Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.
     “R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits by only a small degree. Given the extremely tough definition DBRS has established for the “R-1 (high)” category, entities rated “R-1 (middle)” are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.
     “R-1 (low)” – Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

2-A

     “R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the “R-1 (low)” category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.
     “R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. Relative to the “R-2 (high)” category, entities rated “R-2 (middle)” typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.
     “R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an “R-2 (middle)” credit. However, “R-2 (low)” ratings still display a level of credit strength that allows for a higher rating than the “R-3” category, with this distinction often reflecting the issuer’s liquidity profile.
     “R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the “R-3” category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside the issuer’s control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.
     “R-4” – Short-term debt rated “R-4” is speculative. “R-4” credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with “R-4” ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.
     “R-5” – Short-tern debt rated “R-5” is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short term debt rated “R-5” may have challenges that if not corrected, could lead to default.
     “D” – A security rated “D” implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.
Long-Term Credit Ratings
     The following summarizes the ratings used by Standard & Poor’s for long-term issues:
     “AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
     “AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
     “A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
     “BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

3-A

     Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
     “BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
     “B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
     “CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
     “CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.
     “C” – A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms.
     “D” – An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
     Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
     “NR” – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.
     Local Currency and Foreign Currency Risks — Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
     The following summarizes the ratings used by Moody’s for long-term debt:
     “Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
     “Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
     “A” – Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
     “Baa” – Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
     “Ba” – Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
     “B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

4-A

     “Caa” — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
     “Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
     “C” — Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
     Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
     The following summarizes long-term ratings used by Fitch:
     “AAA” — Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
     “AA” — Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
     “A” — Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
     “BBB” — Securities considered to be of good credit quality. “BBB” ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
     “BB” — Securities considered to be speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
     “B” — Securities considered to be highly speculative. For issuers and performing obligations, “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of “RR1” (outstanding).
     “CCC” — For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions. For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of “RR2” (superior), or “RR3” (good) or “RR4” (average).
     “CC” — For issuers and performing obligations, default of some kind appears probable. For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of “RR4” (average) or “RR5” (below average).
     “C” — For issuers and performing obligations, default is imminent. For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of “RR6” (poor).
     “RD” — Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

5-A

     “D” — Indicates an entity or sovereign that has defaulted on all of its financial obligations.
     Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.
     “NR” — Denotes that Fitch does not publicly rate the associated issue or issuer.
     “WD” — Indicates that the rating has been withdrawn and is no longer maintained by Fitch.
     The following summarizes the ratings used by DBRS for long-term debt:
     “AAA” — Long-term debt rated “AAA” is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present that would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a credible track record of superior performance. Given the extremely high standard that DBRS has set for this category, few entities are able to achieve a “AAA” rating.
     “AA” — Long-term debt rated “AA” is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated “AAA” only to a small degree. Given the extremely restrictive definition DBRS has for the “AAA” category, entities rated “AA” are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.
     “A” — Long-term debt rated “A” is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of “AA” rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.
     “BBB” — Long-term debt rated “BBB” is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.
     “BB” — Long-term debt rated “BB” is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the “BB” range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.
     “B” — Long-term debt rated “B” is considered highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.
     “CCC”, CC” and “C” — Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated “B.” Long-term debt rated below “B” often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with “CC” and “C” normally used for lower ranking debt of companies for which the senior debt is rated in the “CCC” to “B” range.
     “D” — A security rated “D” implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.
     (“high”, “low”) — Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category. The “AAA” and “D” categories do not utilize “high”, “middle”, and “low” as differential grades.

6-A

Municipal Note Ratings
     A Standard & Poor’s U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
•	Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•	Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
     Note rating symbols are as follows:
     “SP-1” — The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.
     “SP-2” — The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
     “SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.
     Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — “MIG-1” through “MIG-3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody’s for these short-term obligations:
     “MIG-1” — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
     “MIG-2” — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
     “MIG-3” — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
     “SG” — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
     In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.
          When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.
     VMIG rating expirations are a function of each issue’s specific structural or credit features.
     “VMIG-1” — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
     “VMIG-2” — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
     “VMIG-3” — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

7-A

     “SG” — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.
About Credit Ratings
A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.
Moody’s credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.
Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
DBRS credit ratings are not buy, hold or sell recommendations, but rather the result of qualitative and quantitative analysis focusing solely on the credit quality of the issuer and its underlying obligations.

8-A

APPENDIX B
GSAM PROXY VOTING GUIDELINES
Effective for Meetings on or after March 1, 2010
Updated March 1, 2010
The following is a summary of the GSAM Proxy Voting Guidelines (the “Guidelines”), which form the substantive basis of GSAM’s Policy on Proxy Voting for Client Accounts (“Policy”). As described in the main body of the Policy, one or more GSAM portfolio management teams may diverge from the Guidelines and a related Recommendation on any particular proxy vote or in connection with any individual investment decision in accordance with the override process described in the Policy.
The following section is a summary of the Guidelines, which form the substantive basis of the Policy with respect to U.S. public equity investments.
1. Operational Items
Auditor Ratification
Vote FOR proposals to ratify auditors, unless any of the following apply:
•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; or material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.
Non-audit fees are excessive if:
•	Non-audit (“other”) fees exceed audit fees + audit-related fees + tax compliance/preparation fees
Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services taking into account issues that are consistent with SEC rules adopted to fulfill the mandate of Sarbanes Oxley such as an audit firm providing services that would impair its independence or the overall scope and disclosure of fees for all services done by the audit firm.
Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:
•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of Audit Committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.
2. Board of Directors
Classification of Directors
Where applicable, the New York Stock Exchange or NASDAQ Listing Standards definition is to be used to classify directors as insiders or affiliated outsiders:
•	Inside Director
-	Employee of the company or one of its affiliates

-	Among the five most highly paid individuals (excluding interim CEO)

-	Listed as an officer as defined under Section 16 of the Securities and Exchange Act of 1934

-	Current interim CEO

-	Beneficial owner of more than 50 percent of the company’s voting power (this may be aggregated if voting power is distributed among more than one member of a defined group)
•	Affiliated Outside Director (AO)
-	Board attestation that an outside director is not independent

-	Former CEO or other executive of the company within the last three years

-	Former CEO or other executive of an acquired company within the past three years

-	Former interim CEO if the service was longer than eighteen months. If the service was between twelve and eighteen months an assessment of the interim CEO’s employment agreement will be made

-	Not independent under applicable listing standards
•	Independent Outside Director
-	No material connection to the company other than a board seat
Voting on Director Nominees in Uncontested Elections
Vote on director nominees should be determined on a CASE-BY-CASE basis.
Vote AGAINST or WITHHOLD from individual directors who:
•	Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, funeral obligations or start date after the middle of the year. If the company provides meaningful public or non-material private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:
-	Degree to which absences were due to an unavoidable conflict;

1-B

-	Pattern of absenteeism; and

-	Other extraordinary circumstances underlying the director’s absence;
•	Sit on more than six public company boards;
•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards.
Other items considered for an AGAINST vote include specific concerns about the individual or the company, such as criminal wrongdoing or breach of fiduciary responsibilities, sanctions from government or authority, violations of laws and regulations, or other issues related to improper business practice.
Vote AGAINST or WITHHOLD from all nominees of the board of directors (except from new nominees who should be considered on a CASE-BY-CASE basis and except as discussed below) if:
•	The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed; however, vote against the poison pill if there is one on the ballot with this feature rather than the director;

•	The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•	The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken); an adopted proposal that is substantially similar to the original shareholder proposal will be deemed sufficient; (in this case vote AGAINST the members of the committee of the board that is responsible for the issue under consideration, or in the cases of classified boards against the independent Chairman or lead director);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote; (in this case should not be an automatic vote against the entire board; instead should be against the nominating committee if there is one; if there is no nominating committee then vote against the outside directors that are performing nominating committee duties.);

•	The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election — any or all appropriate nominees (except new) may be held accountable;

•	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).
Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:
•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee;

•	The full board is less than majority independent; (in this case withhold from affiliated outside directors). At controlled companies, GSAM will vote against the election of affiliated outsiders and nominees affiliated with the parent and will not vote against the executives of the issuer.
Vote AGAINST or WITHHOLD from the members of the Audit Committee if:

2-B

•	The non-audit fees paid to the auditor are excessive;

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•	There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
Vote CASE-BY-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are identified, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures.
Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.
Vote AGAINST or WITHHOLD from the members of the Compensation Committee if one or more of the following poor pay practices exist and there is no Management Say on Pay Proposal (“MSOP”). If no Compensation Committee members are up for election (i.e., board is classified)and there is not a proposal for which GSAM could instead vote FOR declassification, then WITHHOLD from other members up for reelection if one or more of the following poor pay practices exist:
•	There is a negative correlation between the chief executive’s pay and company performance (see discussion under Equity Compensation Plans);

•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	The company has backdated options (see “Options Backdating” policy);

•	The company has poor compensation practices (see “Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.
Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.
Independent Chair (Separate Chair/CEO)
Vote on a CASE-BY-CASE basis.
(Apply the below criteria only when management is AGAINST the proposal; if management is FOR it, vote FOR it.)
GSAM will generally recommend a vote AGAINST proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:
•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;

•	Two-thirds independent board;

•	All independent key committees; or

•	Established, disclosed governance guidelines.
Majority Vote Shareholder Proposals
Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a

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plurality vote standard when there are more nominees than board seats. Majority voting is the preferred voting method preferred by GSAM.
Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that provides guidelines so that the company will promptly address the situation of a holdover director.
Cumulative Vote Shareholder Proposals
GSAM will generally support shareholder proposals to restore or provide cumulative voting unless:
•	The company has adopted majority vote standard with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.
Performance/Governance Evaluation for Directors
Vote WITHHOLD/AGAINST on all director nominees if the board lacks accountability and oversight, coupled with sustained poor performance relative to peers, measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).
Evaluate board accountability and oversight at companies that demonstrate sustained poor performance. Problematic provisions include but are not limited to:
•	a classified board structure;

•	a supermajority vote requirement;

•	majority vote standard for director elections with no carve out for contested elections;

•	the inability of shareholders to call special meetings or the inability of shareholders to act by written consent;

•	a dual-class structure; and/or

•	a non-shareholder approved poison pill.
If a company exhibits sustained poor performance coupled with a lack of board accountability and oversight, also take into consideration the company’s five-year total shareholder return and five-year operational metrics in the evaluation.
3. Proxy Contests
Voting for Director Nominees in Contested Elections
Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.
Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.
Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:
•	The election of fewer than 50% of the directors to be elected is contested in the election;

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•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.
4. Antitakeover Defenses and Voting Related Issues
Advance Notice Requirements for Shareholder Proposals/Nominations
Vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.
To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline.
In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposal.
Poison Pills
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) the company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
•	Shareholders have approved the adoption of the plan; or

•	The board, in exercising its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this “fiduciary out” will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.
Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.
Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•	Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.
In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.
For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors should be considered:
•	the trigger (NOL pills generally have a trigger slightly below 5%);

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•	the value of the NOLs;

•	the term;

•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and

•	other factors that may be applicable.
In addition, vote WITHHOLD/AGAINST the entire board of directors, (except new nominees, who should be considered on a CASE-BY-CASE basis) if the board adopts or renews a poison pill without shareholder approval, does not commit to putting it to a shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.
5. Mergers and Corporate Restructurings
Overall Approach
For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•	Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Negotiations and process — Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•	Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.

•	Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
6. State of Incorporation
Reincorporation Proposals
Evaluate management or shareholder proposals to change a company’s state of incorporation on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the following:
•	Reasons for reincorporation;

•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state.
Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

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7. Capital Structure
Common Stock Authorization
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis. We consider company-specific factors that include, at a minimum, the following:
•	Past Board performance

•	The company’s use of authorized shares during the last three years;

•	One- and three-year total shareholder return;

•	The board’s governance structure and practices;

•	The current request;

•	Disclosure in the proxy statement of specific reasons for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model, which examines the company’s need for shares and three-year total shareholder return; and

•	Risks to shareholders of not approving the request.
Preferred Stock
Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:
•	Specific reasons/ rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.
Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).
Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).
Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
8. Executive and Director Compensation
Equity Compensation Plans
Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:
•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval;

•	The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;

•	The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group (with a 10% tolerance); in conjunction with the qualitative overlay as outlined in the policy guidelines OR the company has a poor record of compensation practices,

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which is highlighted either in analysis of the compensation plan or the evaluation of the election of directors;

•	The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for poor pay practices.
Pay Practices
Good pay practices should align management’s interests with long-term shareholder value creation. Detailed disclosure of compensation criteria is required; proof that companies follow the criteria should be evident. Compensation practices should allow a company to attract and retain proven talent. Some examples of poor pay practices include: repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval, special bonuses that are not performance based, practices that could incentivize excessive risk-taking, excessive tax reimbursements related to executive perquisites or other payments and multi-year guarantees for salary increases.
If the company maintains problematic or poor pay practices, generally vote first:
•	AGAINST Management Say on Pay (MSOP) Proposals or;

•	AGAINST an equity-based incentive plan proposal if excessive non-performance-based equity awards are the major contributor to a pay-for-performance misalignment, then;

•	If no MSOP or equity-based incentive plan proposal item is on the ballot, AGAINST/WITHHOLD on compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO) in egregious situations.
GSAM generally does not penalize a company by double counting a negative vote (i.e., voting against a compensation issue and against the compensation committee members)
Vote AGAINST or WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.
The following practices, while not exhaustive, are examples of poor compensation practices. The presence of one or more of the following practices when combined with a negative correlation between pay and performance may warrant withhold vote recommendations:
•	Egregious employment contracts — Contracts containing multi-year guarantees for salary increases, bonuses and equity compensation;

•	Excessive perks/tax reimbursements:
–	Overly generous perquisites, which may include, but are not limited to the following: personal use of corporate aircraft, personal security system maintenance and/or installation, car allowances;

–	Reimbursement of income taxes on executive perquisites or other payments; (note about tax gross-ups: these may be acceptable in cases where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as relocation or expatriate tax equalization policy);

–	Perquisites for former executives, such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

–	Abnormally large bonus payouts without justifiable performance linkage or proper disclosure — Performance metrics that are changed, canceled or replaced during the performance period without adequate explanation of the action and the link to performance;
•	Excessive severance and/or change in control provisions:
–	Inclusion of excessive change in control or severance payments, especially those with a multiple in excess of 3X cash pay;

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–	Payments upon an executive’s termination in connection with performance failure;

–	Change in control payouts without loss of job or substantial diminution of job duties (single-triggered);

–	New or materially amended employment or severance agreements that provide for modified single triggers, under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package;

–	Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring;

–	New or materially amended employment or severance agreements that provide for an excise tax gross-up. Modified gross-ups would be treated in the same manner as full gross-ups;

–	Perquisites for former executives such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;
•	Dividends or dividend equivalents paid on unvested performance shares or units;

•	Poor disclosure practices:
–	Unclear explanation of how the CEO is involved in the pay setting process;

–	Retrospective performance targets and methodology not discussed;

–	Methodology for benchmarking practices and/or peer group not disclosed and explained;
•	Internal Pay Disparity:
–	Excessive differential between CEO total pay and that of next highest paid named executive officer (NEO);
•	Options backdating (covered in a separate policy);

•	Other excessive compensation payouts or poor pay practices at the company.
Other Compensation Proposals and Policies
Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals
Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. Vote AGAINST these resolutions in cases where boards have failed to demonstrate good stewardship of investors’ interests regarding executive compensation practices.
For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices:
          Relative Considerations:
•	Assessment of performance metrics relative to business strategy, as discussed and explained in the CD&A;

•	Evaluation of peer groups used to set target pay or award opportunities;

•	Alignment of company performance and executive pay trends over time (e.g., performance down: pay down);

•	Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).
          Design Considerations:
•	Balance of fixed versus performance-driven pay;

•	Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.
          Communication Considerations:
•	Evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

•	Assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).

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Employee Stock Purchase Plans— Non-Qualified Plans
Vote CASE-BY-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:
•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.
Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.
Option Exchange Programs/Repricing Options
Vote CASE-BY-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:
•	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing- -was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting- -does the new option vest immediately or is there a black-out period?

•	Term of the option- -the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors should be excluded.
If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.
In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.
Vote FOR shareholder proposals to put option repricings to a shareholder vote.
Other Shareholder Proposals on Compensation
Advisory Vote on Executive Compensation (Say-on-Pay)
Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

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Golden Coffins/Executive Death Benefits
Generally vote FOR proposals calling on companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.
Share Buyback Holding Periods
Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.
Stock Ownership or Holding Period Guidelines
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While stock ownership on the part of directors is favored, the company should determine the appropriate ownership requirement.
Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:
•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:
–	Rigorous stock ownership guidelines, or

–	A holding period requirement coupled with a significant long-term ownership requirement, or

–	A meaningful retention ratio
•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.
Tax Gross-Up Proposals
Generally vote FOR proposals asking companies to adopt a policy of not providing tax gross-up payments to executives, except where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.
9. Corporate Social Responsibility (CSR) Issues
Overall Approach
When evaluating social and environmental shareholder proposals, the following factors should be considered:
•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

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•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.
Genetically Modified Ingredients
Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.
Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:
•	The company’s business and the proportion of it affected by the resolution;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs.
Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.
Generally vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.
Pharmaceutical Pricing, Access to Medicines, and Product Reimportation
Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.
Vote CASE-BY-CASE on proposals requesting that the company report on their product pricing policies or their access to medicine policies, considering:
•	The nature of the company’s business and the potential for reputational and market risk exposure;

•	The existing disclosure of relevant policies;

•	Deviation from established industry norms;

•	The company’s existing, relevant initiatives to provide research and/or products to disadvantaged consumers;

•	Whether the proposal focuses on specific products or geographic regions; and

•	The potential cost and scope of the requested report.
Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.

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Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.
Gender Identity, Sexual Orientation, and Domestic Partner Benefits
Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.
Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.
Climate Change
Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments considering whether:
•	The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s environmental performance.
Lobbying Expenditures/Initiatives
Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:
•	Significant controversies, fines, or litigation surrounding a company’s public policy activities,

•	The company’s current level of disclosure on lobbying strategy, and

•	The impact that the policy issue may have on the company’s business operations.
Political Contributions and Trade Association Spending
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.
Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.
Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:
•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•	The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.
Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

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PART C: OTHER INFORMATION
Item 28. Exhibits

(a)	(1)	Agreement and Declaration of Trust dated January 28, 1997 1/

	(2)	Amendment No. 1 dated April 24, 1997 to Agreement and Declaration of Trust January 28, 1997 2/

	(3)	Amendment No. 2 dated July 21, 1997 to Agreement and Declaration of Trust dated January 28, 1997 2/

	(4)	Amendment No. 3 dated October 21, 1997 to the Agreement and Declaration of Trust dated January 28, 1997 3/

	(5)	Amendment No. 4 dated January 28, 1998 to the Agreement and Declaration of Trust dated January 28, 1997 3/

	(6)	Amendment No. 5 dated January 28, 1998 to Agreement and Declaration of Trust dated January 28, 1997 4/

	(7)	Amendment No. 6 dated July 22, 1998 to Agreement and Declaration of Trust dated January 28, 1997 4/

	(8)	Amendment No. 7 dated November 3, 1998 to Agreement and Declaration of Trust dated January 28, 1997 5/

	(9)	Amendment No. 8 dated March 1, 1999 to Agreement and Declaration of Trust dated January 28, 1997 6/

	(10)	Amendment No. 9 dated April 28, 1999 to Agreement and Declaration of Trust dated January 28, 1997 7/

	(11)	Amendment No. 10 dated July 27, 1999 to Agreement and Declaration of Trust dated January 28, 1997 8/

	(12)	Amendment No. 11 dated July 27, 1999 to Agreement and Declaration of Trust dated January 28, 1997 8/

	(13)	Amendment No. 12 dated October 26, 1999 to Agreement and Declaration of Trust dated January 28, 1997 9/

	(14)	Amendment No. 13 dated February 3, 2000 to Agreement and Declaration of Trust dated January 28, 1997 10/

	(15)	Amendment No. 14 dated April 26, 2000 to Agreement and Declaration of Trust dated January 28, 1997 11/

	(16)	Amendment No. 15 dated August 1, 2000 to Agreement and Declaration of Trust dated January 28, 1997 12/

	(17)	Amendment No. 16 dated January 30, 2001 to Agreement and Declaration of Trust dated January 28, 1997 13/

	(18)	Amendment No. 17 dated April 25, 2001 to Agreement and Declaration of Trust dated January 28, 1997 14/

(19)	Amendment No. 18 dated July 1, 2002 to Agreement and Declaration of Trust dated January 28, 1997 15/

(20)	Amendment No. 19 dated August 1, 2002 to Agreement and Declaration of Trust dated January 28, 1997 15/

(21)	Amendment No. 20 dated August 1, 2002 to Agreement and Declaration of Trust dated January 28, 1997 15/

(22)	Amendment No. 21 dated January 29, 2003 to the Agreement and Declaration of Trust dated January 28, 1997 16/

(23)	Amendment No. 22 dated July 31, 2003 to the Agreement and Declaration of Trust dated January 28, 1997 17/

(24)	Amendment No. 23 dated October 30, 2003 to the Agreement and Declaration of Trust dated January 28, 1997 17/

(25)	Amendment No. 24 dated May 6, 2004 to the Agreement and Declaration of Trust dated January 28, 1997 18/

(26)	Amendment No. 25 dated April 21, 2004 to the Agreement and Declaration of Trust dated January 28, 1997 19/

(27)	Amendment No. 26 dated November 4, 2004 to the Agreement and Declaration of Trust dated January 28, 1997 19/

(28)	Amendment No. 27 dated February 10, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 20/

(29)	Amendment No. 28 dated May 12, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 21/

(30)	Amendment No. 29 dated June 16, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 21/

(31)	Amendment No. 30 dated August 4, 2005 to the Agreement and Declaration of Trust dated January 28, 1977 21/

(32)	Amendment No. 31 dated November 2, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 22/

(33)	Amendment No. 32 dated December 31, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 23/

(34)	Amendment No. 33 dated March 16, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 22/

(35)	Amendment No. 34 dated March 16, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 22/

(36)	Amendment No. 35 dated May 11, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 24/

(37)	Amendment No. 36 dated June 15, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 25/

(38)	Amendment No. 37 dated August 10, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 26/

(39)	Amendment No. 38 dated November 9, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 26/

(40)	Amendment No. 39 dated December 14, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 27/

(41)	Amendment No. 40 dated December 14, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 27/

(42)	Amendment No. 41 dated February 8, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 27/

(43)	Amendment No. 42 dated March 15, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 27/

(44)	Amendment No. 43 dated May 10, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 27/

(45)	Amendment No. 44 dated June 13, 2007 to the Agreement and Declaration of Trust dated January 28, 1997. 28/

(46)	Amendment No. 45 dated June 13, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 29/

(47)	Amendment No. 46 dated November 8, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 29/

(48)	Amendment No. 47 dated November 8, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 29/

(49)	Amendment No. 48 dated December 13, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 30/

(50)	Amendment No. 49 dated June 19, 2008 to the Agreement and Declaration of Trust dated January 28, 1997 31/

(51)	Amendment No. 50 dated August 14, 2008 to the Agreement and Declaration of Trust dated January 28, 1997 32/

(52)	Amendment No. 51 dated August 25, 2008 to the Agreement and Declaration of Trust dated January 28, 1997 33/

(53)	Amendment No. 52 dated November 13, 2008 to the Agreement and Declaration of Trust dated January 28, 1997 33/

(54)	Amendment No. 53 dated May 21, 2009 to the Agreement and Declaration of Trust dated January 28, 1997 34/

(55)	Amendment No. 54 dated November 19, 2009 to the Agreement and Declaration of Trust dated January 28, 1997 34/

(56)	Amendment No. 55 dated February 11, 2010 to the Agreement and Declaration of Trust dated January 28, 1997 35/

(b)	(1)	Amended and Restated By-laws of Goldman Sachs Trust dated October 30, 2002 15/

	(2)	Amendment No. 1 dated November 4, 2004 to Amended and Restated By-laws of Goldman Sachs Trust dated October 30, 2002. 20/

	(3)	Amendment No. 2 dated October 16, 2009 to Amended and Restated By-laws of Goldman Sachs Trust dated October 30, 2002. 34/

(c)	Instruments defining the rights of holders of Registrant’s shares of beneficial interest 36/

(d)	(1)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Short Duration Government Fund, and Goldman Sachs Funds Management, L.P. 3/

	(2)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Adjustable Rate Government Fund, and Goldman Sachs Funds Management, L.P. 3/

	(3)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Short Duration Tax-Free Fund, and Goldman Sachs Asset Management 3/

	(4)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Core Fixed Income Fund, and Goldman Sachs Asset Management 3/

	(5)	Management Agreement dated April 30, 1997 between the Registrant, on behalf of Goldman Sachs — Institutional Liquid Assets, and Goldman Sachs Asset Management 3/

	(6)	Management Agreement dated April 30, 1997 between Registrant, Goldman Sachs Asset Management, Goldman Sachs Fund Management L.P. and Goldman Sachs Asset Management International 37/

	(7)	Management Agreement dated January 1, 1998 on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman Sachs Asset Management 3/

	(8)	Amended Annex A dated September 25, 2007 to the Management Agreement dated January 1, 1998 on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman Sachs Asset Management 38/

	(9)	Amended Annex A dated November 19, 2009 to the Management Agreement dated April 30, 1997 between Registrant, Goldman Sachs Asset Management, Goldman Sachs Fund Management L.P. and Goldman Sachs Asset Management International 34/

	(10)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (with respect to the Goldman Sachs Short-Duration Tax-Free Fund) 39/

	(11)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (with respect to the Goldman Sachs Institutional Liquid Assets Portfolios) 39/

	(12)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (with respect to certain of the Goldman Sachs Fixed Income, Equity, Specialty and Money Market Funds) 39/

	(13)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (with respect to the Goldman Sachs Core Fixed Income Fund) 39/

	(14)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (with respect to the Goldman Sachs Asset Allocation Funds) 39/

	(15)	Fee Reduction Commitment dated April 29, 2005 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Equity Growth Strategy (formerly Aggressive Growth Strategy), Balanced Strategy, Growth and Income Strategy and Growth Strategy Portfolios 20/

	(16)	Fee Reduction Commitment dated July 1, 2008 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Short Duration Tax-Free Fund 33/

	(17)	Fee Reduction Commitment dated July 1, 2008 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Ultra-Short Duration Government Fund (formerly Goldman Sachs Adjustable Rate Government Fund) 33/

	(18)	Fee Reduction Commitment dated July 1, 2008 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Short Duration Government Fund 33/

	(19)	Fee Reduction Commitment dated July 1, 2008 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Core Fixed Income Fund 33/

(e)	(1)	Distribution Agreement dated April 30, 1997, as amended October 30, 2003 17/

	(2)	Amended Exhibit A dated November 19, 2009 to the Distribution Agreement dated April 30, 1997, as amended October 30, 2003 34/

(f)	Not applicable

(g)	(1)	Custodian Agreement dated July 15, 1991, between Registrant and State Street Bank and Trust Company 40/

	(2)	Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets 41/

	(3)	Letter Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the fees payable by Registrant pursuant to the Custodian Agreement 41/

	(4)	Amendment dated May 28, 1981 to the Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets 41/

	(5)	Fee schedule relating to the Custodian Agreement between Registrant on behalf of the Goldman Sachs Asset Allocation Portfolios and State Street Bank and Trust Company 2/

	(6)	Letter Agreement dated June 14, 1984 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to a change in wire charges under the Custodian Agreement 41/

	(7)	Letter Agreement dated March 29, 1983 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the latter’s designation of Bank of America, N.T. and S.A. as its subcustodian and certain other matters 41/

(8)	Letter Agreement dated March 21, 1985 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the creation of a joint repurchase agreement account 41/

(9)	Letter Agreement dated November 7, 1985, with attachments, between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, authorizing State Street Bank and Trust Company to permit redemption of units by check 41/

(10)	Money Transfer Services Agreement dated November 14, 1985, including attachment, between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to transfers of funds on deposit with State Street Bank and Trust Company 41/

(11)	Letter Agreement dated November 27, 1985 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, amending the Custodian Agreement 41/

(12)	Letter Agreement dated July 22, 1986 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to a change in wire charges 41/

(13)	Letter Agreement dated June 20, 1987 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, amending the Custodian Agreement 41/

(14)	Letter Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the latter’s designation of Security Pacific National Bank as its subcustodian and certain other matters 41/

(15)	Amendment dated July 19, 1988 to the Custodian Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets 41/

(16)	Amendment dated December 19, 1988 to the Custodian Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets 41/

(17)	Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company on behalf of Goldman Sachs Capital Growth Fund 5/

(18)	Sub-Custodian Agreement dated March 29, 1983 between State Street Bank and Trust Company and Bank of America, National Trust and Savings Association on behalf of Goldman Sachs Institutional Liquid Assets 5/

(19)	Fee schedule dated April 12, 1999 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Strategic Growth and Growth Opportunities Portfolios) 7/

(20)	Fee schedule dated July 19, 1999 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Tollkeeper Fund (formerly Internet Tollkeeper Fund)) 8/

(21)	Fee schedule dated October 1, 1999 relating to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Large Cap Value Fund) 42/

(22)	Fee schedule dated January 12, 2000 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Structured Tax-Managed Equity Fund (formerly CORE Tax-Managed Equity Fund)) 10/

(23)	Fee schedule dated January 6, 2000 relating to Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (High Yield Municipal Fund) 10/

(24)	Fee schedule dated April 14, 2000 relating to Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Enhanced Income Fund) 11/

(25)	Additional Portfolio Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company 10/

(26)	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Agreement dated December 27, 1978 10/

(27)	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Agreement dated April 6, 1990 10/

(28)	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Agreement dated July 15, 1991 10/

(29)	Amendment dated July 2, 2001 to the Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company 14/

(30)	Amendment dated July 2, 2001 to the Custodian Contract dated April 6, 1990 between Registrant and State Street Bank and Trust Company 14/

(31)	Amendment dated July 2, 2001 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company 14/

(32)	Form of amendment to the Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company 14/

(33)	Amendment to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company 43/

(34)	Amendment to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company 43/

(35)	Letter Amendment dated May 15, 2002 to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company 15/

(36)	Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. 44/

(37)	Letter Amendment dated August 26, 2003 to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Emerging Markets Debt Fund) 45/

(38)	Letter Amendment dated October 28, 2003 to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs U.S. Mortgages Fund) 45/

(39)	Letter Amendment dated February 8, 2007 to the Custodian Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (for the fund now known as Goldman Sachs Commodity Strategy Fund) 45/

(40)	Letter Amendment dated March 14, 2007 to Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Satellite Strategies Portfolio) 45/

(41)	Letter Amendment dated April 23, 2007 to the Custodian Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Strategic International Equity Fund) 45/

(42)	Letter Amendment dated May 2, 2007 to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Structured Small Cap Growth Fund and Goldman Sachs Structured Small Cap Value Fund) 45/

(43)	Letter Amendment dated August 10, 2007 to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Inflation Protected Securities Fund) 45/

(44)	Letter Amendment dated August 10, 2007 to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Retirement Strategies Portfolios) 45/

(45)	Letter Amendment dated September 12, 2007 to the Custodian Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Structured International Small Cap Fund) 45/

(46)	Letter Amendment dated September 12, 2007 to the Custodian Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Structured Emerging Markets Equity Fund) 45/

(47)	Letter Amendment dated September 18, 2007 to the Custodian Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Enhanced Dividend Global Equity Portfolio) 45/

(48)	Letter Amendment dated September 18, 2007 to the Custodian Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Tax-Advantaged Global Equity Portfolio) 45/

(49)	Letter Amendment dated September 18, 2007 to the Custodian Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Structured International Tax-Managed Equity Fund) 45/

(50)	Letter Amendment dated September 18, 2007 to the Custodian Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs International Equity Dividend and Premium Fund) 45/

(51)	Letter Amendment dated October 4, 2007 to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Local Emerging Markets Debt Fund) 45/

(52)	Letter Amendment dated November 28, 2007 to the Custodian Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Absolute Return Tracker Fund) 45/

	(53)	Letter Amendment dated September 17, 2009 to the Custodian Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Structured International Equity Fund and Goldman Sachs Structured International Equity Flex Fund) 34/

	(54)	Letter Amendment dated November 19, 2009 to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs U.S. Equity Fund) 34/

	(55)	Letter Amendment dated November 19, 2009 to the Custodian Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Dynamic Allocation Fund) 46/

	(56)	Letter Amendment dated August 11, 2009 to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Tollkeeper Fund ) 47/

(h)	(1)	First Amendment dated July 18, 1994 to Amended and Restated Wiring Agreement dated January 25, 1994 among Goldman, Sachs & Co., State Street Bank and Trust Company and The Northern Trust Company 48/

	(2)	Amended and Restated Wiring Agreement dated January 25, 1994 among Goldman, Sachs & Co., State Street Bank and Trust Company and The Northern Trust Company 48/

	(3)	Letter Agreement dated June 20, 1987 regarding use of checking account between Registrant and The Northern Trust Company 41/

	(4)	Transfer Agency Agreement dated August 9, 2007 between Registrant and Goldman, Sachs & Co. 49/

	(5)	Form of Retail Service Agreement on behalf of Goldman Sachs Trust relating to Class A Shares of Goldman Sachs Asset Allocation Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds and Goldman Sachs International Equity Funds 5/

	(6)	Form of Retail Service Agreement on behalf of Goldman Sachs Trust — TPA Assistance Version relating to the Class A Shares of Goldman Sachs Asset Allocation Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds and Goldman Sachs International Equity Funds 50/

	(7)	Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the Administrative Class, Service Class and Cash Management Class of Goldman Sachs — Institutional Liquid Assets Portfolios 5/

	(8)	Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares and FST Service Shares of Goldman Sachs Financial Square Funds 5/

	(9)	Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the Class A Shares and Service Shares of Goldman Sachs Equity and Fixed Income Funds 50/

	(10)	Form of Service Agreement on behalf of Goldman Sachs Trust relating to the Select Class, the Preferred Class, Capital Shares, the Administration Class, the Service Class and the Cash Management Class, as applicable, of Goldman Sachs Financial Square

Funds, Goldman Sachs Institutional Liquid Assets Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds, Goldman Sachs International Equity Funds and Goldman Sachs Asset Allocation Portfolios 13/

(11)	Goldman Sachs Trust Institutional Liquid Assets Administration Class Administration Plan amended and restated as of February 4, 2004 44/

(12)	Goldman Sachs Trust ILA Cash Management Shares Service Plan amended and restated as of February 4, 2004 51/

(13)	Goldman Sachs Trust FST Select Class Select Plan amended and restated as of February 4, 2004 44/

(14)	Goldman Sachs Trust FST Administration Class Administration Plan amended and restated as of February 4, 2004 44/

(15)	Goldman Sachs Trust ILA Administration Class Administration Plan amended and restated as of February 4, 2004 44/

(16)	Goldman Sachs Trust FST Preferred Class Preferred Administration Plan amended and restated as of February 4, 2004 44/

(17)	Goldman Sachs Trust Administration Class Administration Plan amended and restated as of February 4, 2004 44/

(18)	Goldman Sachs Trust Institutional Liquid Assets Service Class Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004 44/

(19)	Goldman Sachs Trust Service Class Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004 44/

(20)	Goldman Sachs Trust FST Capital Administration Class Capital Administration Plan amended and restated as of February 4, 2004 44/

(21)	Goldman Sachs Trust Account Service Plan for Institutional Shares amended and restated as of February 4, 2004 (U.S. Mortgages Fund and Investment Grade Credit Fund) 44/

(22)	Goldman Sachs Trust Account Service Plan for Class A Shares amended and restated as of February 4, 2004 (U.S. Mortgages Fund and Investment Grade Credit Fund) 44/

(23)	Goldman Sachs Trust FST Service Class Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004 44/

(24)	Mutual Funds Service Agreement dated June 30, 2006 between Registrant and J.P. Morgan Investor Services Co. 52/

(25)	Form of Fee Waiver Agreement between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Commodity Strategy Fund 48/

(26)	Goldman Sachs Trust FST Cash Management Shares Service Plan dated February 11, 2010 (on behalf of Financial Square Funds), filed herewith

(27)	Goldman Sachs Trust Premier Shares Service Plan and Administration Plan dated February 11, 2010, filed herewith

(28)	Goldman Sachs Trust Resource Shares Service Plan dated February 11, 2010, filed herewith

(i)	Opinion and Consent of Dechert LLP, filed herewith

(j)	Consent of PricewaterhouseCoopers LLP, filed herewith

(k)	Not applicable

(l)	Not applicable

(m)	(1)	Class A Distribution and Service Plan amended and restated as of May 5, 2004 19/

	(2)	Class B Distribution and Service Plan amended and restated as of February 4, 2004 44/

	(3)	Class C Distribution and Service Plan amended and restated as of February 4, 2004 44/

	(4)	Cash Management Shares Plan of Distribution pursuant to Rule 12b-1 amended and restated as of February 4, 2004 44/

	(5)	Class R Distribution and Service Plan dated November 8, 2007 29/

	(6)	Cash Management Shares Plan of Distribution pursuant to Rule 12b-1 dated February 11, 2010 (on behalf of Financial Square Funds), filed herewith

	(7)	Resource Shares Plan of Distribution pursuant to Rule 12b-1 dated February 11, 2010, filed herewith

(n)	(1)	Plan in Accordance with Rule 18f-3, amended and restated as of February 11, 2010, filed herewith

(p)	(1)	Code of Ethics — Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust dated November 4, 2004, as amended June 15, 2006 48/

	(2)	Code of Ethics — Goldman, Sachs & Co., Goldman Sachs Asset Management L.P. and Goldman Sachs Asset Management International dated January 23, 1991, as amended May 12, 2009 48/

(q)	(1)	Powers of Attorney for Messrs. Bakhru, Coblentz, Harker, Shuch and Strubel 23/

	(2)	Powers of Attorney for Ms. Daniels and Ms. Palmer 53/

	(3)	Power of Attorney for James A. McNamara 54/

	(4)	Power of Attorney for George F. Travers 34/

1/	Incorporated by reference from Post-Effective Amendment No. 29 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 14, 1997.

2/	Incorporated by reference from Post-Effective Amendment No. 40 to the Registrant’s registration statement, SEC File No. 33-17619, filed October 16, 1997.

3/	Incorporated by reference from Post-Effective Amendment No. 41 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 13, 1998.

4/	Incorporated by reference from Post-Effective Amendment No. 47 to the Registrant’s registration statement, SEC File No. 33-17619, filed October 1, 1998.

5/	Incorporated by reference from Post-Effective Amendment No. 50 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 1998.

6/	Incorporated by reference from Post-Effective Amendment No. 52 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 12, 1999.

7/	Incorporated by reference from Post-Effective Amendment No. 55 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 16, 1999.

8/	Incorporated by reference from Post-Effective Amendment No. 56 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 16, 1999.

9/	Incorporated by reference from Post-Effective Amendment No. 58 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 22, 1999.

10/	Incorporated by reference from Post-Effective Amendment No. 62 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 23, 2000.

11/	Incorporated by reference from Post-Effective Amendment No. 65 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 3, 2000.

12/	Incorporated by reference from Post-Effective Amendment No. 68 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 22, 2000.

13/	Incorporated by reference from Post-Effective Amendment No. 72 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 13, 2001.

14/	Incorporated by reference from Post-Effective Amendment No. 73 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 21, 2001.

15/	Incorporated by reference from Post-Effective Amendment No. 79 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 11, 2002.

16/	Incorporated by reference from Post-Effective Amendment No. 81 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 19, 2003.

17/	Incorporated by reference from Post-Effective Amendment No. 85 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 12, 2003.

18/	Incorporated by reference from the Registrant’s Registration Statement on Form N-14 relating to the Registrant’s acquisition of the Golden Oak® Family of Funds (“Acquisition”), SEC File No. 333-117561, filed July 22, 2004.

19/	Incorporated by reference from Post-Effective Amendment No. 93 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 23, 2004.

20/	Incorporated by reference from Post-Effective Amendment No. 103 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 17, 2005.

21/	Incorporated by reference from Post-Effective Amendment No. 112 to the Registrant’s registration statement, SEC File No. 811-05349, filed December 7, 2005.

22/	Incorporated by reference from Post-Effective Amendment No. 127 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 26, 2006.

23/	Incorporated by reference from Post-Effective Amendment No. 114 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 2005.

24/	Incorporated by reference from Post-Effective Amendment No. 129 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 23, 2006.

25/	Incorporated by reference from Post-Effective Amendment No. 133 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 18, 2006.

26/	Incorporated by reference from Post-Effective Amendment No. 143 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 21, 2006.

27/	Incorporated by reference from Post-Effective Amendment No. 159 to the Registrant’s registration statement, SEC File No. 811-05349, filed June 12, 2007.

28/	Incorporated by reference from Post-Effective Amendment No. 162 to the Registrant’s registration statement, SEC File No. 811-05349, filed August 14, 2007.

29/	Incorporated by reference from Post-Effective Amendment No. 173 to the Registrant’s registration statement, SEC File No. 811-05349, filed November 27, 2007.

30/	Incorporated by reference from Post-Effective Amendment No. 183 to the Registrant’s registration statement, SEC File No. 33-17619, filed January 18, 2008.

31/	Incorporated by reference from Post-Effective Amendment No. 205 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 29, 2008.

32/	Incorporated by reference from Post-Effective Amendment No. 206 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 27, 2008.

33/	Incorporated by reference from Post-Effective Amendment No. 217 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 27, 2009.

34/	Incorporated by reference from Post-Effective Amendment No. 226 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 24, 2009.

35/	Incorporated by reference from Post-Effective Amendment No. 242 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 30, 2010.

36/	Article II, Section 10, Article IV, Section 3, Article V, Article VI, Article VII, Article IX, Section 8 and Section 9 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference as Exhibit (a)(1) and Article III of the Registrant’s Amended and Restated By-Laws incorporated by reference as Exhibit (b)(3).

37/	Incorporated by reference from Post-Effective Amendment No. 48 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 25, 1998.

38/	Incorporated by reference from Post-Effective Amendment No. 195 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 29, 2008.

39/	Incorporated by reference from Post-Effective Amendment No. 83 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 13, 2003.

40/	Incorporated by reference from Post-Effective Amendment No. 26 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 1995.

41/	Incorporated by reference from Post-Effective Amendment No. 43 to the Registrant’s registration statement, SEC File No. 33-17619, filed March 2, 1998.

42/	Incorporated by reference from Post-Effective Amendment No. 59 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 1, 1999.

43/	Incorporated by reference from Post-Effective Amendment No. 75 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 15, 2002.

44/	Incorporated by reference from Post-Effective Amendment No. 86 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 24, 2004.

45/	Incorporated by reference from Post-Effective Amendment No. 218 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 30, 2009.

46/	Incorporated by reference from Post-Effective Amendment No. 233 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 28, 2009.

47/	Incorporated by reference from Post-Effective Amendment No. 229 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 24, 2009.

48/	Incorporated by reference from Post-Effective Amendment No. 222 to the Registrant’s registration statement, SEC File. No. 33-17619, filed July 28, 2009.

49/	Incorporated by reference from Post-Effective Amendment No. 175 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 10, 2007.

50/	Incorporated by reference from Post-Effective Amendment No. 198 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 28, 2008.

51/	Incorporated by reference from Post-Effective Amendment No. 118 to the Registrant’s registration statement, SEC File No. 811-05349, filed February 17, 2006.

52/	Incorporated by reference from Post-Effective Amendment No. 149 to the Registrant’s registration statement, SEC File No. 33-17619, filed January 19, 2007.

53/	Incorporated by reference from Post-Effective Amendment No. 161 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 10, 2007.

54/	Incorporated by reference from Post-Effective Amendment No. 171 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 9, 2007.
Item 29. Persons Controlled by or Under Common Control with the Fund
     Goldman Sachs Commodity Strategy Fund, a series of the Registrant, wholly owns and controls Goldman Sachs Cayman Commodity Fund, Ltd. (“Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary’s financial statements will be included on a consolidated basis in the Commodity Strategy Fund’s annual and semi-annual reports to shareholders.
Item 30. Indemnification

     Article IV of the Declaration of Trust of Goldman Sachs Trust, a Delaware statutory trust, provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations. The Declaration of Trust is incorporated by reference to Exhibit (a)(1).
     The Management Agreements (other than the Management Agreements on behalf of the ILA Portfolios and the Short Duration Government Fund) provide that the applicable Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser or from reckless disregard by the Investment Adviser of its obligations or duties under the Management Agreements. Section 7 of the Management Agreements on behalf of the ILA Portfolios and the Short Duration Government Fund provides that the ILA Portfolios and the Short Duration Government Fund will indemnify the Adviser against certain liabilities; provided, however, that such indemnification does not apply to any loss by reason of its willful misfeasance, bad faith or gross negligence or the Adviser’s reckless disregard of its obligation under the Management Agreements. The Management Agreements are incorporated by reference as Exhibits (d)(1) through (d)(7).
     Section 9 of the Distribution Agreement between the Registrant and Goldman Sachs dated April 30, 1997, as amended October 30, 2003 and Section 7 of the Transfer Agency Agreement between the Registrant and Goldman, Sachs & Co. dated August 9, 2007 provides that the Registrant will indemnify Goldman, Sachs & Co. against certain liabilities. Copies of the Distribution Agreement and the Transfer Agency Agreement are incorporated by reference as Exhibits (e)(1) and (h)(4) respectively, to the Registrant’s Registration Statement.
     Mutual fund and trustees and officers liability policies purchased jointly by the Registrant, Goldman Sachs Variable Insurance Trust and Goldman Sachs Credit Strategies Fund insure such persons and their respective trustees, partners, officers and employees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.
Item 31. Business and Other Connections of Investment Adviser
     Goldman Sachs Asset Management, L.P. (“GSAM LP”) and Goldman Sachs Asset Management International (“GSAMI”) are wholly-owned subsidiaries of the Goldman Sachs Group, Inc. and serve as investment advisers to the Registrant. Set forth below are the names, businesses and business addresses of certain managing directors of GSAM LP and GSAMI who are engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position with	Name and Address of Other	Connection with
the Investment Advisers	Company	Other Company
John S. Weinberg	The Goldman Sachs Group, Inc.	Vice Chairman
Managing Director-	200 West Street
GSAM LP	New York, New York 10282

	Goldman, Sachs & Co.	Managing Director
200 West Street
New York, New York 10282

Lloyd C. Blankfein	The Goldman Sachs Group, Inc.	Chairman and Chief
Managing Director-	200 West Street	Executive Officer
GSAM LP	New York, New York 10282

	Goldman, Sachs & Co.	Managing Director
200 West Street
New York, New York 10282
Item 32. Principal Underwriters
(a)	Goldman, Sachs & Co. or an affiliate or a division thereof currently serves as distributor for shares of Goldman Sachs Trust and for shares of Goldman Sachs Variable Insurance Trust. Goldman,

Sachs & Co., or a division thereof currently serves as administrator and distributor of the units or shares of The Commerce Funds.

(b)	Set forth below is certain information pertaining to the Managing Directors of Goldman, Sachs & Co., the Registrant’s principal underwriter, who are members of The Goldman Sachs Group, Inc.’s Management Committee. None of the members of the management committee holds a position or office with the Registrant.
GOLDMAN SACHS MANAGEMENT COMMITTEE

Name and Principal
Business Address	Position with Goldman, Sachs & Co.
Lloyd C. Blankfein (1)	Chairman and Chief Executive Officer
Alan M. Cohen (1)	Global Head of Compliance, Managing Director
Gary D. Cohn (1)	Managing Director
Christopher A. Cole (1)	Managing Director
Edith Cooper (1)	Managing Director
Gordon E. Dyal (2)	Managing Director
Isabelle Ealet (3)	Managing Director
Edward K. Eisler (3)	Managing Director
J. Michael Evans (4)	Managing Director
Edward C. Forst (1)	Managing Director
Richard A. Friedman (1)	Managing Director
Richard J. Gnodde (2)	Managing Director
David B. Heller (1)	Managing Director
Kevin W. Kennedy (1)	Managing Director
Gwen R. Libstag (1)	Managing Director
Masanori Mochida (5)	Managing Director
Donald R. Mullen, Jr. (1)	Managing Director
Timothy J. O’Neill (1)	Managing Director
Gregory K. Palm (1)	General Counsel and Managing Director
John F.W. Rogers (1)	Managing Director
Richard M. Ruzika (1)	Managing Director
Pablo J. Salame (3)	Managing Director
Harvey M. Schwartz (1)	Managing Director
Michael S. Sherwood (3)	Managing Director
David M. Solomon (1)	Managing Director
Esta Stecher (1)	General Counsel and Managing Director
Steven H. Strongin (1)	Managing Director
David A. Viniar (1)	Managing Director
John S. Weinberg (1)	Managing Director
Yoel Zaoui (2)	Managing Director
(1)	200 West Street, New York, NY 10282

(2)	Peterborough Court, 133 Fleet Street, London EC4A 2BB, England

(3)	River Court, 120 Fleet Street, London EC4A 2QQ, England

(4)	Cheung Kong Center, 68th Floor, 2 Queens Road Central, Hong Kong, China

(5)	12-32, Akasaka I-chome, Minato-Ku, Tokyo 107-6006, Japan
(c)  Not Applicable.

Item 33. Location of Accounts and Records
     The Agreement and Declaration of Trust, Amended and Restated By-laws and minute books of the Registrant and certain investment adviser records are in the physical possession of GSAM LP, 200 West Street, New York, New York 10282. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111 and JP Morgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017, except for certain transfer agency records which are maintained by Goldman, Sachs & Co., 71 South Wacker Drive, Chicago, Illinois 60606.
Item 34. Management Services
     Not applicable
Item 35. Undertakings
     Not applicable

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 245 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 245 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 14th day of May, 2010.
GOLDMAN SACHS TRUST
(A Delaware statutory trust)

By:	/s/ Peter V. Bonanno

Peter V. Bonanno Secretary
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

[1]James A. McNamara James A. McNamara	President (Chief Executive Officer) and Trustee	May 14, 2010

[1]George F. Travers George F. Travers	Principal Financial Officer and Senior Vice President	May 14, 2010

[1]Ashok N. Bakhru	Chairman and Trustee	May 14, 2010

Ashok N. Bakhru

[1]John P. Coblentz, Jr.	Trustee	May 14, 2010

John P. Coblentz, Jr.

[1]Diana M. Daniels	Trustee	May 14, 2010

Diana M. Daniels

[1]Patrick T. Harker	Trustee	May 14, 2010

Patrick T. Harker

[1]Jessica Palmer	Trustee	May 14, 2010

Jessica Palmer

[1]Alan A. Shuch	Trustee	May 14, 2010

Alan A. Shuch

[1]Richard P. Strubel	Trustee	May 14, 2010

Richard P. Strubel

By:	/s/ Peter V. Bonanno

Peter V. Bonanno, Attorney-In-Fact

[1]	Pursuant to powers of attorney previously filed.

CERTIFICATE
The undersigned Secretary for Goldman Sachs Trust (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on June 17, 2009.
     RESOLVED, that the Trustees and Officers of the Trust who may be required to execute any amendments to the Trust’s Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing Peter V. Bonanno, James A. Fitzpatrick, James A. McNamara and John M. Perlowski, jointly and severally, their attorneys-in-fact, each with power of substitution, for said Trustees and Officers in any and all capacities to sign the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940 of the Trust and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, and other documents in connection therewith, with the SEC, the Trustees and Officers hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or may have caused to be done by virtue hereof.
Dated: May 14, 2010

/s/ Peter V. Bonanno
Peter V. Bonanno,
Secretary

EXHIBIT INDEX

(h)(26)	Goldman Sachs Trust FST Cash Management Shares Service Plan dated February 11, 2010 (on behalf of Financial Square Funds)

(h)(27)	Goldman Sachs Trust Premier Shares Service Plan and Administration Plan dated February 11, 2010

(h)(28)	Goldman Sachs Trust Resource Shares Service Plan dated February 11, 2010

(i)	Opinion and Consent of Dechert LLP

(j)	Consent of PricewaterhouseCoopers LLP

(m)(6)	Cash Management Shares Plan of Distribution pursuant to Rule 12b-1 dated February 11, 2010 (on behalf of Financial Square Funds)

(m)(7)	Resource Shares Plan of Distribution pursuant to Rule 12b-1 dated February 11, 2010

(n)(1)	Plan in Accordance with Rule 18f-3, amended and restated as of February 11, 2010